UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Series Global ex U.S. Index Fund

January 31, 2017

SGX-QTLY-0317
1.899284.107

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
		Shares	Value
Australia - 5.2%
AGL Energy Ltd.		142,506	$2,442,530
Alumina Ltd.		525,635	773,365
Amcor Ltd.		244,037	2,646,611
AMP Ltd.		622,214	2,359,435
APA Group unit		234,600	1,498,092
Aristocrat Leisure Ltd.		113,284	1,312,775
ASX Ltd.		40,637	1,537,565
Aurizon Holdings Ltd.		432,641	1,643,856
Australia & New Zealand Banking Group Ltd.		616,407	13,692,579
Bank of Queensland Ltd.		77,493	703,485
Bendigo & Adelaide Bank Ltd.		94,785	902,156
BHP Billiton Ltd.		675,172	13,698,054
Boral Ltd.		253,051	1,116,939
Brambles Ltd.		334,197	2,638,467
Caltex Australia Ltd.		54,397	1,179,884
Challenger Ltd.		122,163	1,020,986
Cimic Group Ltd.		20,942	544,767
Coca-Cola Amatil Ltd.		118,956	879,608
Cochlear Ltd.		11,853	1,125,193
Commonwealth Bank of Australia		361,025	22,358,619
Computershare Ltd.		95,388	932,492
Crown Ltd.		78,993	682,955
CSL Ltd.		95,992	8,183,318
DEXUS Property Group unit		202,414	1,378,527
Dominos Pizza Enterprises Ltd.		13,334	601,188
DUET Group		504,178	1,070,632
Flight Centre Travel Group Ltd. (a)		12,080	274,294
Fortescue Metals Group Ltd.		325,020	1,641,658
Goodman Group unit		377,699	1,982,213
Harvey Norman Holdings Ltd.		122,311	463,803
Healthscope Ltd.		376,209	624,844
Incitec Pivot Ltd.		365,036	1,065,847
Insurance Australia Group Ltd.		513,132	2,245,449
Lendlease Group unit		115,540	1,234,644
Macquarie Group Ltd.		64,546	4,141,313
Medibank Private Ltd.		574,186	1,175,749
Mirvac Group unit		770,133	1,185,660
National Australia Bank Ltd.		559,305	12,865,286
Newcrest Mining Ltd.		160,957	2,628,163
Orica Ltd.		80,752	1,148,293
Origin Energy Ltd.		367,877	1,978,095
Qantas Airways Ltd.		102,008	263,807
QBE Insurance Group Ltd.		288,392	2,733,956
Ramsay Health Care Ltd.		29,666	1,502,913
realestate.com.au Ltd.		11,284	449,797
Rio Tinto Ltd.		88,983	4,499,880
Santos Ltd.		345,060	1,046,774
Scentre Group unit		1,121,483	3,742,344
SEEK Ltd.		71,695	785,153
Sonic Healthcare Ltd.		82,831	1,307,892
South32 Ltd.		1,112,582	2,328,616
SP AusNet		359,983	431,358
Stockland Corp. Ltd. unit		507,772	1,675,160
Suncorp Group Ltd.		271,739	2,685,312
Sydney Airport unit		226,464	1,004,739
Tabcorp Holdings Ltd.		182,603	656,424
Tatts Group Ltd.		304,395	1,001,903
Telstra Corp. Ltd.		904,112	3,430,237
The GPT Group unit		378,035	1,341,764
TPG Telecom Ltd.		73,272	359,535
Transurban Group unit		429,700	3,324,022
Treasury Wine Estates Ltd.		154,040	1,358,662
Vicinity Centers unit		707,670	1,534,953
Vocus Group Ltd.		110,985	340,051
Wesfarmers Ltd.		236,848	7,231,724
Westfield Corp. unit (b)		415,114	2,767,289
Westpac Banking Corp.		704,262	16,954,039
Woodside Petroleum Ltd.		159,409	3,815,471
Woolworths Ltd.		268,888	5,016,547

TOTAL AUSTRALIA			195,169,711

Austria - 0.1%
Andritz AG		14,933	805,444
Erste Group Bank AG		63,045	1,915,126
IMMOEAST AG (b)		928	0
OMV AG		30,622	1,069,872
Raiffeisen International Bank-Holding AG (b)		25,222	559,518
Voestalpine AG		23,283	985,253

TOTAL AUSTRIA			5,335,213

Bailiwick of Jersey - 1.0%
Experian PLC		202,538	3,911,466
Glencore Xstrata PLC (b)		2,573,561	10,568,948
Petrofac Ltd.		56,381	650,403
Randgold Resources Ltd.		19,614	1,669,568
Shire PLC		189,375	10,543,603
Wolseley PLC		53,316	3,301,875
WPP PLC		270,127	6,286,967

TOTAL BAILIWICK OF JERSEY			36,932,830

Belgium - 0.8%
Ageas		40,617	1,735,427
Anheuser-Busch InBev SA NV		160,266	16,734,665
Colruyt NV		13,908	679,820
Groupe Bruxelles Lambert SA		16,925	1,439,536
KBC Groep NV		52,615	3,409,010
Proximus		31,532	904,241
Solvay SA Class A		15,621	1,827,092
Telenet Group Holding NV (b)		11,284	604,425
UCB SA		26,445	1,819,039
Umicore SA		19,736	1,103,600

TOTAL BELGIUM			30,256,855

Bermuda - 0.4%
Alibaba Health Information Technology Ltd. (b)		692,000	320,757
Alibaba Pictures Group Ltd. (b)		2,380,000	399,848
Beijing Enterprises Water Group Ltd.		878,000	608,964
Brilliance China Automotive Holdings Ltd.		620,000	873,419
Cheung Kong Infrastructure Holdings Ltd.		138,000	1,109,755
China Gas Holdings Ltd.		374,000	541,422
China Resource Gas Group Ltd.		194,000	613,112
Cosco Shipping Ports Ltd.		345,377	343,211
Credicorp Ltd. (United States)		14,119	2,310,998
GOME Electrical Appliances Holdings Ltd.		2,586,418	321,896
Haier Electronics Group Co. Ltd.		249,000	437,993
Hanergy Thin Film Power Group Ltd. (b)		1,902,000	2
HengTen Networks Group Ltd. (b)		4,888,000	138,386
Hongkong Land Holdings Ltd.		245,665	1,658,239
Jardine Matheson Holdings Ltd.		52,422	3,235,486
Kerry Properties Ltd.		137,000	387,688
Kunlun Energy Co. Ltd.		676,000	536,879
Li & Fung Ltd.		1,276,000	553,318
Nine Dragons Paper (Holdings) Ltd.		316,000	363,696
NWS Holdings Ltd.		331,055	594,892
Shangri-La Asia Ltd.		282,000	313,666
Yue Yuen Industrial (Holdings) Ltd.		158,000	577,600

TOTAL BERMUDA			16,241,227

Brazil - 1.1%
AES Tiete Energia SA unit		44,276	204,301
Ambev SA		951,930	5,196,026
Banco Bradesco SA		170,342	1,737,422
Banco do Brasil SA		179,600	1,773,145
Banco Santander SA (Brasil) unit		86,000	854,514
BB Seguridade Participacoes SA		144,000	1,275,440
BM&F BOVESPA SA		359,700	2,110,645
BR Malls Participacoes SA		125,070	582,266
Brasil Foods SA		120,900	1,705,821
CCR SA		182,700	899,266
Centrais Eletricas Brasileiras SA (Electrobras) (b)		40,000	264,416
Cetip SA - Mercados Organizado		44,460	663,845
Cielo SA		212,779	1,788,745
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		73,700	733,234
Companhia Siderurgica Nacional SA (CSN) (b)		136,900	501,791
Cosan SA Industria e Comercio		26,800	342,495
CPFL Energia SA		40,981	329,424
Drogasil SA		49,900	1,037,241
Duratex SA		69,985	167,461
EDP Energias do Brasil SA		58,280	259,857
Embraer SA		144,100	823,141
ENGIE Brasil Energia SA		35,400	402,183
Equatorial Energia SA		40,400	744,895
Fibria Celulose SA		54,295	506,060
Hypermarcas SA		73,700	653,713
JBS SA		155,500	587,239
Klabin SA unit		120,100	618,966
Kroton Educacional SA		287,892	1,234,306
Localiza Rent A Car SA		35,160	411,173
Lojas Americanas SA		42,210	176,148
Lojas Renner SA		138,300	1,048,080
M. Dias Branco SA		6,900	271,349
Multiplan Empreendimentos Imobiliarios SA		17,300	342,860
Multiplan Empreendimentos Imobiliarios SA rights 2/13/17 (b)		940	1,330
Natura Cosmeticos SA		37,900	303,936
Odontoprev SA		53,500	190,326
Petroleo Brasileiro SA - Petrobras (ON) (b)		566,811	2,912,212
Porto Seguro SA		23,300	194,321
Qualicorp SA		48,900	319,834
Rumo Logistica Operadora Multimodal SA (b)		177,600	422,710
Sul America SA unit		38,242	225,610
TIM Participacoes SA		180,103	511,543
Ultrapar Participacoes SA		75,000	1,574,688
Vale SA		251,700	2,570,438
Vale SA sponsored ADR (a)		9,950	101,291
Weg SA		119,220	601,945

TOTAL BRAZIL			40,177,652

British Virgin Islands - 0.0%
First Pacific Co. Ltd.		458,078	347,324
Canada - 7.1%
Agnico Eagle Mines Ltd. (Canada)		46,848	2,234,663
Agrium, Inc.		27,602	2,842,820
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		88,244	4,042,440
AltaGas Ltd. (a)		35,428	842,649
ARC Resources Ltd.		73,248	1,139,882
ATCO Ltd. Class I (non-vtg.)		16,239	571,812
Bank of Montreal		136,104	10,295,267
Bank of Nova Scotia (a)		253,748	15,163,454
Barrick Gold Corp.		244,688	4,509,217
BCE, Inc.		30,884	1,392,242
BlackBerry Ltd. (b)		107,328	757,173
Bombardier, Inc. Class B (sub. vtg.) (b)		415,347	794,785
Brookfield Asset Management, Inc. Class A		181,662	6,282,259
CAE, Inc.		57,198	812,311
Cameco Corp.		85,496	1,088,698
Canadian Imperial Bank of Commerce		83,378	7,100,185
Canadian National Railway Co.		163,176	11,341,124
Canadian Natural Resources Ltd.		231,670	7,003,956
Canadian Pacific Railway Ltd.		29,479	4,458,607
Canadian Tire Ltd. Class A (non-vtg.)		14,384	1,529,761
Canadian Utilities Ltd. Class A (non-vtg.)		26,801	762,889
CCL Industries, Inc. Class B		5,852	1,204,354
Cenovus Energy, Inc.		174,842	2,386,316
CGI Group, Inc. Class A (sub. vtg.) (b)		45,562	2,190,828
CI Financial Corp.		51,462	1,075,709
Constellation Software, Inc.		4,009	1,810,728
Crescent Point Energy Corp.		113,415	1,322,194
Dollarama, Inc.		23,583	1,786,055
Eldorado Gold Corp. (b)		156,537	553,368
Element Financial Corp.		80,988	787,319
Emera, Inc.		10,426	364,079
Empire Co. Ltd. Class A (non-vtg.)		36,424	454,863
Enbridge, Inc.		196,516	8,366,560
Encana Corp.		201,110	2,567,099
Fairfax Financial Holdings Ltd. (sub. vtg.)		4,840	2,261,456
Finning International, Inc.		34,403	696,388
First Capital Realty, Inc.		28,043	446,102
First Quantum Minerals Ltd.		144,589	1,823,405
Fortis, Inc.		83,886	2,697,245
Franco-Nevada Corp.		37,341	2,428,851
George Weston Ltd.		10,495	895,089
Gildan Activewear, Inc.		45,606	1,193,028
Goldcorp, Inc.		178,738	2,890,027
Great-West Lifeco, Inc.		62,940	1,724,834
H&R REIT/H&R Finance Trust		28,862	500,386
Husky Energy, Inc.		72,104	930,356
Hydro One Ltd.		37,719	697,131
IGM Financial, Inc.		21,226	652,317
Imperial Oil Ltd.		62,290	2,047,851
Industrial Alliance Insurance and Financial Services, Inc.		21,443	902,213
Intact Financial Corp.		27,773	2,027,829
Inter Pipeline Ltd.		75,086	1,628,378
Jean Coutu Group, Inc. Class A (sub. vtg.)		18,078	284,108
Keyera Corp.		38,489	1,129,898
Kinross Gold Corp. (b)		253,740	988,635
Linamar Corp.		9,677	425,453
Loblaw Companies Ltd.		46,902	2,465,036
Magna International, Inc. Class A (sub. vtg.)		81,986	3,546,584
Manulife Financial Corp.		415,042	7,957,962
Methanex Corp.		18,882	944,064
Metro, Inc. Class A (sub. vtg.)		49,182	1,494,075
National Bank of Canada		71,442	3,083,879
Onex Corp. (sub. vtg.)		17,303	1,210,844
Open Text Corp.		53,954	1,846,771
Pembina Pipeline Corp. (a)		82,590	2,562,273
Peyto Exploration & Development Corp.		34,330	747,147
Potash Corp. of Saskatchewan, Inc.		176,482	3,283,481
Power Corp. of Canada (sub. vtg.)		79,530	1,865,937
Power Financial Corp.		51,705	1,343,436
PrairieSky Royalty Ltd.		43,183	1,012,166
Restaurant Brands International, Inc.		46,657	2,288,658
RioCan (REIT)		32,821	656,042
Rogers Communications, Inc. Class B (non-vtg.)		75,895	3,292,429
Royal Bank of Canada		312,734	22,485,605
Saputo, Inc.		53,748	1,978,918
Seven Generations Energy Ltd. (b)		50,795	1,015,314
Shaw Communications, Inc. Class B		86,500	1,865,940
Silver Wheaton Corp.		92,338	2,041,548
Smart(REIT)		12,791	314,750
SNC-Lavalin Group, Inc.		31,523	1,358,547
Sun Life Financial, Inc.		128,923	5,088,557
Suncor Energy, Inc.		350,049	10,857,235
Teck Resources Ltd. Class B (sub. vtg.)		119,064	2,917,926
TELUS Corp.		40,714	1,359,167
The Toronto-Dominion Bank		390,710	20,240,354
Thomson Reuters Corp.		71,024	3,183,731
Tourmaline Oil Corp. (b)		44,202	1,033,333
TransCanada Corp.		179,929	8,488,639
Turquoise Hill Resources Ltd. (b)		208,603	755,059
Valeant Pharmaceuticals International, Inc. (Canada) (b)		68,386	942,359
Veresen, Inc.		64,060	651,307
Vermilion Energy, Inc.		24,399	1,006,523
West Fraser Timber Co. Ltd.		13,383	457,053
Yamana Gold, Inc.		206,578	682,640

TOTAL CANADA			267,431,935

Cayman Islands - 3.1%
3SBio, Inc. (b)		214,500	209,450
58.com, Inc. ADR (a)(b)		17,700	516,486
AAC Technology Holdings, Inc.		162,000	1,663,690
Alibaba Group Holding Ltd. sponsored ADR (a)(b)		236,243	23,933,778
Anta Sports Products Ltd.		203,000	646,119
ASM Pacific Technology Ltd.		52,100	633,446
Baidu.com, Inc. sponsored ADR (b)		57,131	10,001,924
Belle International Holdings Ltd.		1,282,000	781,437
Casetek Holdings		34,000	104,429
Chailease Holding Co. Ltd.		227,977	409,314
Cheung Kong Property Holdings Ltd.		565,116	3,714,441
China Conch Venture Holdings Ltd.		278,000	533,751
China Huishan Dairy Holdings Co. Ltd.		894,000	333,813
China Medical System Holdings Ltd.		267,000	435,086
China Mengniu Dairy Co. Ltd.		566,000	1,056,522
China Resources Land Ltd.		582,465	1,440,759
China State Construction International Holdings Ltd.		364,000	591,483
CK Hutchison Holdings Ltd.		567,616	6,802,981
Country Garden Holdings Co. Ltd.		1,131,537	648,838
Ctrip.com International Ltd. ADR (a)(b)		78,499	3,391,942
ENN Energy Holdings Ltd.		156,000	769,073
Evergrande Real Estate Group Ltd. (a)		857,000	596,960
Fullshare Holdings Ltd.		1,387,500	584,577
GCL-Poly Energy Holdings Ltd.		2,819,000	364,320
Geely Automobile Holdings Ltd.		1,100,000	1,300,116
Haitian International Holdings Ltd.		137,000	278,690
Hengan International Group Co. Ltd.		149,000	1,219,900
JD.com, Inc. sponsored ADR (b)		140,723	3,996,533
Kingsoft Corp. Ltd.		174,000	364,283
Longfor Properties Co. Ltd.		284,500	409,589
Melco Crown Entertainment Ltd. sponsored ADR (a)		41,176	693,404
MGM China Holdings Ltd.		203,200	394,699
NetEase, Inc. ADR		16,586	4,211,185
New Oriental Education & Technology Group, Inc. sponsored ADR (b)		27,761	1,320,036
Qunar Cayman Islands Ltd. sponsored ADR (a)(b)		7,808	237,597
Sands China Ltd.		508,400	2,236,943
Semiconductor Manufacturing International Corp. (b)		563,500	772,703
Shenzhou International Group Holdings Ltd.		121,000	746,376
Shimao Property Holdings Ltd.		263,500	353,003
SINA Corp.		12,240	853,373
Sino Biopharmaceutical Ltd.		953,000	747,989
SOHO China Ltd.		454,500	229,934
Sunac China Holdings Ltd.		373,000	331,351
Sunny Optical Technology Group Co. Ltd.		157,000	919,943
TAL Education Group ADR (a)(b)		9,283	751,830
Tencent Holdings Ltd.		1,195,100	31,246,348
Tingyi (Cayman Islands) Holding Corp.		418,000	475,151
Vipshop Holdings Ltd. ADR (a)(b)		83,684	947,303
Want Want China Holdings Ltd. (a)		1,224,000	873,269
Weibo Corp. sponsored ADR (a)(b)		7,104	342,555
WH Group Ltd.		1,670,500	1,268,816
Wynn Macau Ltd.		334,400	608,149
YY, Inc. ADR (a)(b)		6,512	267,513
Zhen Ding Technology Holding Ltd.		95,230	199,678

TOTAL CAYMAN ISLANDS			118,762,878

Chile - 0.3%
AES Gener SA		658,502	229,459
Aguas Andinas SA		544,683	295,724
Banco de Chile		5,068,659	604,183
Banco de Credito e Inversiones		7,770	399,465
Banco Santander Chile		14,004,170	757,887
Cencosud SA		306,370	892,787
Colbun SA		1,527,652	290,892
Compania Cervecerias Unidas SA		32,666	369,876
Compania de Petroleos de Chile SA (COPEC)		97,289	995,278
CorpBanca SA		31,666,508	259,308
Empresa Nacional de Electricidad SA		712,265	458,246
Empresa Nacional de Telecomunicaciones SA (ENTEL) (b)		27,744	300,165
Empresas CMPC SA		269,734	580,620
Enel Chile SA		4,239,074	408,499
Enersis SA		6,178,621	1,105,069
LATAM Airlines Group SA (b)		63,390	585,838
S.A.C.I. Falabella		124,414	1,008,433

TOTAL CHILE			9,541,729

China - 2.4%
Agricultural Bank of China Ltd. (H Shares)		5,187,000	2,166,723
Air China Ltd. (H Shares)		366,000	261,884
Aluminum Corp. of China Ltd. (H Shares) (b)		834,000	430,769
Anhui Conch Cement Co. Ltd. (H Shares)		259,500	835,062
AviChina Industry & Technology Co. Ltd. (H Shares)		427,000	313,446
Bank Communications Co. Ltd. (H Shares)		1,808,200	1,330,009
Bank of China Ltd. (H Shares)		16,742,024	7,582,742
Beijing Capital International Airport Co. Ltd. (H Shares)		322,000	311,510
BYD Co. Ltd. (H Shares) (a)		136,500	755,100
CGN Power Co. Ltd. (H Shares)		2,199,000	620,078
China Cinda Asset Management Co. Ltd. (H Shares)		1,839,000	637,095
China CITIC Bank Corp. Ltd. (H Shares)		1,845,293	1,213,664
China Coal Energy Co. Ltd. (H Shares) (b)		419,000	218,500
China Communications Construction Co. Ltd. (H Shares)		930,000	1,119,338
China Communications Services Corp. Ltd. (H Shares)		460,000	312,695
China Construction Bank Corp. (H Shares)		17,715,649	13,134,187
China Everbright Bank Co. Ltd. (H Shares)		642,000	309,021
China Galaxy Securities Co. Ltd. (H Shares)		608,500	564,887
China Huarong Asset Management Co. Ltd. (b)		1,002,000	379,833
China Life Insurance Co. Ltd. (H Shares)		1,566,000	4,313,684
China Longyuan Power Grid Corp. Ltd. (H Shares)		651,000	531,749
China Merchants Bank Co. Ltd. (H Shares)		825,691	2,067,831
China Minsheng Banking Corp. Ltd. (H Shares)		1,220,360	1,343,033
China National Building Materials Co. Ltd. (H Shares)		626,000	366,101
China Oilfield Services Ltd. (H Shares)		374,000	398,956
China Pacific Insurance (Group) Co. Ltd. (H Shares)		554,200	1,968,524
China Petroleum & Chemical Corp. (H Shares)		5,389,800	4,257,549
China Railway Construction Corp. Ltd. (H Shares)		395,500	548,758
China Railway Group Ltd. (H Shares)		819,000	716,881
China Shenhua Energy Co. Ltd. (H Shares)		711,000	1,502,563
China Southern Airlines Ltd. (H Shares)		372,000	213,059
China Telecom Corp. Ltd. (H Shares)		2,916,000	1,376,756
China Vanke Co. Ltd. (H Shares)		265,400	673,257
Chongqing Changan Automobile Co. Ltd. (B Shares)		193,000	273,621
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		556,000	338,566
CITIC Securities Co. Ltd. (H Shares)		470,500	957,436
CRRC Corp. Ltd. (H Shares)		893,800	869,778
Dongfeng Motor Group Co. Ltd. (H Shares)		578,000	612,760
Fuyao Glass Industries Group Co. Ltd.		96,000	283,748
GF Securities Co. Ltd. (H Shares)		281,000	600,755
Great Wall Motor Co. Ltd. (H Shares)		662,500	663,813
Guangzhou Automobile Group Co. Ltd. (H Shares)		451,376	615,593
Guangzhou R&F Properties Co. Ltd. (H Shares)		218,400	280,118
Haitong Securities Co. Ltd. (H Shares)		656,800	1,178,390
Huaneng Power International, Inc. (H Shares)		912,000	591,615
Huaneng Renewables Corp. Ltd. (H Shares)		762,000	236,478
Huatai Securities Co. Ltd. (H Shares)		296,800	572,398
Industrial & Commercial Bank of China Ltd. (H Shares)		15,545,008	9,503,987
Jiangsu Expressway Co. Ltd. (H Shares)		256,000	320,616
Jiangxi Copper Co. Ltd. (H Shares)		270,000	466,273
New China Life Insurance Co. Ltd. (H Shares)		166,600	803,837
People's Insurance Co. of China Group (H Shares)		1,502,000	585,064
PetroChina Co. Ltd. (H Shares)		4,460,000	3,543,163
PICC Property & Casualty Co. Ltd. (H Shares)		967,334	1,462,270
Ping An Insurance (Group) Co. of China Ltd. (H Shares)		1,101,500	5,650,451
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		400,000	261,667
Shanghai Electric Group Co. Ltd. (H Shares) (b)		568,000	258,499
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)		85,000	281,994
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		185,410	267,361
Shanghai Pharma Holding Co. Ltd. (H Shares)		147,700	376,157
Sinopec Engineering Group Co. Ltd. (H Shares)		269,500	218,864
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)		698,000	432,211
Sinopharm Group Co. Ltd. (H Shares)		245,600	1,122,371
Sinotrans Ltd. (H Shares)		453,000	188,882
TravelSky Technology Ltd. (H Shares)		205,000	460,473
Tsingtao Brewery Co. Ltd. (H Shares)		76,000	303,468
Weichai Power Co. Ltd. (H Shares)		201,400	356,882
Yanzhou Coal Mining Co. Ltd. (H Shares)		408,000	319,608
Zhejiang Expressway Co. Ltd. (H Shares)		302,000	303,340
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)		117,500	669,460
Zijin Mng Group Co. Ltd. (H Shares)		1,237,000	423,255
ZTE Corp. (H Shares)		151,936	236,228

TOTAL CHINA			89,666,694

Colombia - 0.1%
Cementos Argos SA		96,549	384,909
Corporacion Financiera Colombiana SA		17,899	210,890
Ecopetrol SA (b)		1,013,802	476,614
Grupo de Inversiones Suramerica SA		43,942	585,943
Interconexion Electrica SA ESP		84,733	305,934
Inversiones Argos SA		57,428	380,137

TOTAL COLOMBIA			2,344,427

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S		34,643	593,599
Komercni Banka A/S		16,418	580,477
MONETA Money Bank A/S		86,812	286,472
Telefonica Czech Rep A/S		13,570	140,411

TOTAL CZECH REPUBLIC			1,600,959

Denmark - 1.2%
A.P. Moller - Maersk A/S:
Series A		820	1,307,057
Series B		1,347	2,257,746
Carlsberg A/S Series B		22,476	2,029,495
Christian Hansen Holding A/S		20,649	1,259,003
Coloplast A/S Series B		25,073	1,797,869
Danske Bank A/S		144,606	4,813,587
DONG Energy A/S		18,018	681,909
DSV de Sammensluttede Vognmaend A/S		39,962	1,939,956
Genmab A/S (b)		12,016	2,316,522
ISS Holdings A/S		34,883	1,239,157
Novo Nordisk A/S Series B		402,171	14,534,358
Novozymes A/S Series B		48,422	1,886,001
Pandora A/S		23,338	3,054,273
TDC A/S		165,739	872,190
Tryg A/S		24,771	472,877
Vestas Wind Systems A/S		46,558	3,255,062
William Demant Holding A/S (b)		26,590	497,179

TOTAL DENMARK			44,214,241

Egypt - 0.0%
Commercial International Bank SAE		166,594	673,321
Commercial International Bank SAE sponsored GDR		43,969	174,777
Global Telecom Holding (b)		437,779	163,099
Global Telecom Holding GDR (b)		30,000	54,300
Talaat Moustafa Group Holding		182,639	81,730

TOTAL EGYPT			1,147,227

Finland - 0.7%
Elisa Corp. (A Shares)		29,357	989,706
Fortum Corp.		92,747	1,480,781
Kone Oyj (B Shares)		71,314	3,225,607
Metso Corp.		24,197	743,394
Neste Oyj		26,341	917,317
Nokia Corp.		1,228,230	5,514,960
Nokian Tyres PLC		23,802	892,105
Orion Oyj (B Shares)		21,623	1,006,508
Sampo Oyj (A Shares)		94,195	4,362,031
Stora Enso Oyj (R Shares)		115,797	1,315,030
UPM-Kymmene Corp.		112,409	2,548,256
Wartsila Corp.		30,829	1,545,852

TOTAL FINLAND			24,541,547

France - 6.4%
Accor SA		35,729	1,446,547
Aeroports de Paris		6,464	716,629
Air Liquide SA		48,938	5,283,533
Alstom SA (b)		31,659	897,117
Arkema SA		14,304	1,411,323
Atos Origin SA		18,671	1,985,100
AXA SA		407,687	10,019,830
BIC SA		6,006	784,825
BNP Paribas SA		222,728	14,228,936
Bollore Group		174,625	697,290
Bollore Group (b)		1,174	4,816
Bouygues SA		43,259	1,571,624
Bureau Veritas SA		54,707	1,070,098
Capgemini SA		34,325	2,792,748
Carrefour SA		118,678	2,902,398
Casino Guichard Perrachon SA		12,039	648,505
Christian Dior SA		11,461	2,458,965
CNP Assurances		36,696	688,678
Compagnie de St. Gobain		105,016	5,160,035
Credit Agricole SA		235,803	3,122,048
Danone SA		124,116	7,780,676
Dassault Aviation SA		502	578,407
Dassault Systemes SA		27,005	2,089,608
Edenred SA		45,169	983,244
EDF SA (b)		23,260	228,996
EDF SA (a)		32,783	322,750
Eiffage SA		12,674	910,920
Engie		307,270	3,670,238
Essilor International SA		43,599	5,101,859
Eurazeo SA		8,291	509,979
Eutelsat Communications		37,518	638,898
Fonciere des Regions		7,380	613,835
Gecina SA		8,794	1,132,530
Groupe Eurotunnel SA		96,107	892,955
Hermes International SCA		5,545	2,408,996
ICADE		7,786	550,695
Iliad SA		5,460	1,166,731
Imerys SA		7,713	618,719
Ingenico SA		11,529	971,500
JCDecaux SA		15,934	508,970
Kering SA (a)		15,916	3,783,327
Klepierre SA		45,633	1,731,518
L'Oreal SA		23,031	4,185,512
L'Oreal SA		30,009	5,453,650
Lagardere S.C.A. (Reg.)		25,713	644,244
Legrand SA		56,247	3,265,448
LVMH Moet Hennessy - Louis Vuitton SA		58,734	11,836,267
Michelin CGDE Series B		38,595	4,140,499
Natixis SA		193,596	1,146,293
Orange SA		419,467	6,511,992
Pernod Ricard SA		44,692	5,227,347
Peugeot Citroen SA (b)		101,874	1,891,535
Publicis Groupe SA		40,250	2,761,674
Remy Cointreau SA		4,923	446,886
Renault SA		40,398	3,636,172
Rexel SA		62,223	1,081,768
Safran SA		65,840	4,456,357
Sanofi SA		244,039	19,615,001
Schneider Electric SA		118,447	8,467,123
SCOR SE		34,966	1,183,387
SEB SA		4,861	611,590
SFR Group SA (b)		18,414	533,921
Societe Generale Series A		161,245	7,882,873
Sodexo SA		11,594	1,280,984
Sodexo SA (b)		1,778	196,446
Suez Environnement SA		69,400	1,051,090
Thales SA		22,366	2,095,225
Total SA		480,998	24,336,186
Unibail-Rodamco		20,859	4,806,993
Valeo SA		50,183	3,061,832
Veolia Environnement SA		100,275	1,708,016
VINCI SA		106,497	7,461,132
Vivendi SA		216,087	3,962,186
Wendel SA		5,982	707,104
Zodiac Aerospace		43,597	1,322,469

TOTAL FRANCE			242,055,598

Germany - 6.1%
adidas AG		39,585	6,223,917
Allianz SE		96,111	16,335,453
Axel Springer Verlag AG		9,502	499,741
BASF AG		193,169	18,583,831
Bayer AG		173,993	19,326,992
Bayerische Motoren Werke AG (BMW)		69,840	6,345,768
Beiersdorf AG		21,179	1,873,372
Brenntag AG		32,452	1,882,616
Commerzbank AG		222,546	1,925,030
Continental AG		23,181	4,521,817
Covestro AG		15,287	1,146,746
Daimler AG (Germany)		202,647	15,170,828
Deutsche Bank AG (b)		289,812	5,753,349
Deutsche Borse AG (b)		40,587	3,734,677
Deutsche Lufthansa AG		49,501	659,137
Deutsche Post AG		205,146	6,855,143
Deutsche Telekom AG		689,641	12,073,553
Deutsche Wohnen AG (Bearer)		70,742	2,301,671
E.ON AG		420,497	3,224,240
Evonik Industries AG		33,256	1,076,278
Fraport AG Frankfurt Airport Services Worldwide		9,029	538,608
Fresenius Medical Care AG & Co. KGaA		44,423	3,626,017
Fresenius Medical Care AG & Co. KGaA sponsored ADR		1,480	60,384
Fresenius SE & Co. KGaA		86,203	6,786,584
GEA Group AG		38,399	1,585,114
Hannover Reuck SE		12,550	1,377,126
HeidelbergCement Finance AG		31,197	3,001,982
Henkel AG & Co. KGaA		22,160	2,330,932
Hochtief AG		4,531	642,950
Hugo Boss AG		13,653	873,988
Infineon Technologies AG		238,307	4,370,718
Innogy SE		29,777	1,018,491
K&S AG		39,278	993,870
Lanxess AG		19,040	1,380,180
Linde AG		39,071	6,345,551
MAN SE		7,516	778,492
Merck KGaA		27,238	2,988,858
Metro AG		37,324	1,273,607
Muenchener Rueckversicherungs AG		33,848	6,373,792
OSRAM Licht AG		18,245	1,056,268
ProSiebenSat.1 Media AG		48,688	2,071,253
RWE AG (b)		101,010	1,336,289
SAP AG		206,799	18,911,814
Schaeffler AG		35,884	579,890
Siemens AG		161,042	20,209,463
Symrise AG		25,882	1,554,840
Telefonica Deutschland Holding AG		161,354	672,341
Thyssenkrupp AG		77,088	1,943,105
TUI AG		82,515	1,206,201
TUI AG		21,520	314,662
United Internet AG		25,324	1,057,815
Volkswagen AG		6,690	1,071,701
Vonovia SE		97,706	3,192,687
Zalando SE (b)		18,810	741,248

TOTAL GERMANY			231,780,980

Greece - 0.1%
Alpha Bank AE (b)		302,651	535,807
EFG Eurobank Ergasias SA (b)		408,508	248,054
Ff Group (b)		7,090	135,623
Greek Organization of Football Prognostics SA		48,784	431,831
Hellenic Telecommunications Organization SA		47,601	433,178
Jumbo SA		22,642	317,747
National Bank of Greece SA (b)		1,209,121	289,339
Piraeus Bank SA (b)		1,431,935	273,602
Titan Cement Co. SA (Reg.)		10,107	227,048

TOTAL GREECE			2,892,229

Hong Kong - 2.6%
AIA Group Ltd.		2,533,600	15,686,412
Bank of East Asia Ltd. (a)		259,066	1,103,481
Beijing Enterprises Holdings Ltd.		100,500	500,978
BOC Hong Kong (Holdings) Ltd.		777,000	3,106,355
Cathay Pacific Airways Ltd.		257,000	348,078
China Everbright International Ltd.		539,000	653,702
China Everbright Ltd.		182,000	347,480
China Jinmao Holdings Group Ltd.		844,000	247,734
China Merchants Holdings International Co. Ltd.		276,694	739,697
China Mobile Ltd.		1,293,500	14,555,272
China Overseas Land and Investment Ltd.		808,000	2,372,653
China Power International Development Ltd.		728,000	262,355
China Resources Beer Holdings Co. Ltd. (b)		344,989	700,712
China Resources Power Holdings Co. Ltd.		399,780	686,617
China Taiping Insurance Group Ltd. (b)		329,665	722,202
China Unicom Ltd.		1,262,000	1,489,566
CITIC Pacific Ltd.		921,000	1,365,381
CLP Holdings Ltd.		346,000	3,377,163
CNOOC Ltd.		3,760,000	4,695,317
CSPC Pharmaceutical Group Ltd.		866,000	974,648
Far East Horizon Ltd.		396,000	361,005
Fosun International Ltd.		536,500	814,264
Galaxy Entertainment Group Ltd.		493,000	2,341,696
Guangdong Investment Ltd.		604,000	749,506
Hang Lung Group Ltd.		190,000	728,673
Hang Lung Properties Ltd.		484,000	1,191,160
Hang Seng Bank Ltd.		160,800	3,277,583
Henderson Land Development Co. Ltd.		227,194	1,254,098
HK Electric Investments & HK Electric Investments Ltd. unit		577,500	482,045
Hong Kong & China Gas Co. Ltd.		1,609,777	3,030,893
Hong Kong Exchanges and Clearing Ltd.		243,446	5,888,195
Hysan Development Co. Ltd.		134,434	612,676
Lenovo Group Ltd.		1,544,000	1,011,348
Link (REIT)		470,730	3,216,772
MTR Corp. Ltd.		310,270	1,576,220
New World Development Co. Ltd.		1,214,257	1,401,003
PCCW Ltd.		916,627	556,360
Power Assets Holdings Ltd.		291,500	2,793,113
Shanghai Industrial Holdings Ltd.		110,000	296,041
Sino Land Ltd.		629,365	1,039,930
Sino-Ocean Group Holding Ltd.		663,913	285,929
SJM Holdings Ltd.		429,000	340,866
Sun Art Retail Group Ltd.		514,500	517,917
Sun Hung Kai Properties Ltd.		304,583	4,191,384
Swire Pacific Ltd. (A Shares)		112,500	1,146,141
Swire Properties Ltd.		249,400	701,755
Techtronic Industries Co. Ltd.		284,000	982,245
Wharf Holdings Ltd.		286,000	2,144,511
Wheelock and Co. Ltd.		174,000	1,057,558

TOTAL HONG KONG			97,926,690

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		7,617	537,153
OTP Bank PLC		49,208	1,512,305
Richter Gedeon PLC		28,714	618,275

TOTAL HUNGARY			2,667,733

India - 1.9%
ABB Ltd. India		4	65
ACC Ltd.		8,642	180,930
Adani Ports & Special Economic Zone		170,000	738,643
Ambuja Cements Ltd.		132,420	449,245
Apollo Hospitals Enterprise Ltd.		15,880	289,316
Ashok Leyland Ltd. (b)		245,154	329,523
Asian Paints Ltd.		62,561	899,474
Aurobindo Pharma Ltd.		57,028	575,897
Axis Bank Ltd.		350,712	2,420,674
Bajaj Auto Ltd.		17,879	750,341
Bajaj Finance Ltd.		35,762	549,235
Bajaj Finserv Ltd.		8,511	409,175
Bharat Forge Ltd.		22,297	307,779
Bharat Heavy Electricals Ltd.		121,107	245,837
Bharat Petroleum Corp. Ltd.		104,423	1,054,283
Bharti Airtel Ltd.		207,960	1,072,527
Bharti Infratel Ltd.		124,290	540,864
Bosch Ltd. (b)		1,591	521,514
Cadila Healthcare Ltd.		43,331	224,982
Cairn India Ltd.		97,409	398,927
Cipla Ltd. (b)		74,724	636,784
Coal India Ltd.		147,580	675,876
Container Corp. of India Ltd.		6,578	115,499
Dabur India Ltd.		112,713	460,769
Divi's Laboratories Ltd.		16,493	171,025
Dr. Reddy's Laboratories Ltd. (b)		23,623	1,063,314
Eicher Motors Ltd.		2,876	980,965
GAIL India Ltd.		64,180	445,025
Glenmark Pharmaceuticals Ltd. (b)		29,013	384,111
Godrej Consumer Products Ltd.		25,817	604,309
Havells India Ltd.		50,972	317,126
HCL Technologies Ltd.		117,902	1,416,518
Hero Motocorp Ltd.		10,690	502,295
Hindalco Industries Ltd. (b)		242,504	682,273
Hindustan Petroleum Corp. Ltd.		88,947	686,848
Hindustan Unilever Ltd.		136,541	1,729,944
Housing Development Finance Corp. Ltd.		316,315	6,399,153
ICICI Bank Ltd.		229,588	916,392
Idea Cellular Ltd. (b)		280,123	456,810
IDFC Bank Ltd. (b)		301,509	267,725
Indiabulls Housing Finance Ltd.		59,468	661,181
Indiabulls Wholesale Services Ltd. (b)		510	184
Infosys Ltd.		386,523	5,312,653
ITC Ltd.		711,737	2,720,867
JSW Steel Ltd. (b)		182,930	536,882
Larsen & Toubro Ltd.		66,044	1,414,739
LIC Housing Finance Ltd.		60,450	495,625
Lupin Ltd.		45,264	986,000
Mahindra & Mahindra Financial Services Ltd. (b)		60,883	240,863
Mahindra & Mahindra Ltd.		77,415	1,421,941
Marico Ltd.		94,959	361,819
Maruti Suzuki India Ltd.		22,151	1,933,845
Motherson Sumi Systems Ltd.		90,823	446,414
Nestle India Ltd.		4,958	429,734
NTPC Ltd.		340,391	868,939
Oil & Natural Gas Corp. Ltd.		274,078	822,254
Piramal Enterprises Ltd.		16,701	417,482
Power Finance Corp. Ltd.		128,910	248,502
Reliance Industries Ltd.		272,769	4,222,738
Shree Cement Ltd.		1,776	406,577
Shriram Transport Finance Co. Ltd.		32,363	457,655
Siemens India Ltd.		14,842	252,060
State Bank of India		324,617	1,251,782
Sun Pharmaceutical Industries Ltd.		201,918	1,888,635
Tata Consultancy Services Ltd.		99,516	3,286,689
Tata Motors Ltd. (b)		333,144	2,583,389
Tata Motors Ltd. Class A		78,875	388,972
Tata Power Co. Ltd.		245,593	290,281
Tata Steel Ltd. (b)		64,962	445,540
Tech Mahindra Ltd.		50,227	336,409
Titan Co. Ltd.		65,491	351,196
Ultratech Cemco Ltd. (b)		18,829	1,030,331
United Spirits Ltd. (b)		13,603	438,927
UPL Ltd. (b)		72,731	780,742
Vedanta Ltd. (b)		210,790	790,209
Wipro Ltd.		124,005	842,645
Yes Bank Ltd. (b)		65,315	1,350,511
Zee Entertainment Enterprises Ltd.		117,205	849,157

TOTAL INDIA			72,436,361

Indonesia - 0.6%
PT Adaro Energy Tbk		3,146,400	399,412
PT AKR Corporindo Tbk		391,200	195,563
PT Astra International Tbk		4,230,400	2,518,755
PT Bank Central Asia Tbk		2,564,900	2,938,998
PT Bank Danamon Indonesia Tbk Series A		733,813	228,621
PT Bank Mandiri (Persero) Tbk		1,940,300	1,583,918
PT Bank Negara Indonesia (Persero) Tbk		1,618,989	691,124
PT Bank Rakyat Indonesia Tbk		2,304,600	2,023,699
PT Bumi Serpong Damai Tbk		1,715,600	235,128
PT Charoen Pokphand Indonesia Tbk		1,589,600	369,051
PT Gudang Garam Tbk		105,000	485,583
PT Hanjaya Mandala Sampoerna Tbk		2,027,400	584,571
PT Indocement Tunggal Prakarsa Tbk		312,900	352,093
PT Indofood CBP Sukses Makmur Tbk		486,900	306,307
PT Indofood Sukses Makmur Tbk		935,400	555,180
PT Jasa Marga Tbk		477,453	150,897
PT Kalbe Farma Tbk		4,564,500	495,677
PT Lippo Karawaci Tbk		3,979,800	219,072
PT Matahari Department Store Tbk		542,700	600,516
PT Media Nusantara Citra Tbk		1,117,100	141,807
PT Pakuwon Jati Tbk		5,371,500	225,279
PT Perusahaan Gas Negara Tbk Series B		2,375,200	512,307
PT Semen Gresik (Persero) Tbk		640,200	432,713
PT Summarecon Agung Tbk		2,225,600	218,351
PT Surya Citra Media Tbk		1,252,700	264,566
PT Telkomunikasi Indonesia Tbk Series B		10,500,500	3,043,936
PT Tower Bersama Infrastructure Tbk		518,900	192,365
PT Unilever Indonesia Tbk		311,800	962,079
PT United Tractors Tbk		365,412	597,959
PT Waskita Karya Persero Tbk		1,085,600	208,136
PT XL Axiata Tbk (b)		840,625	183,203

TOTAL INDONESIA			21,916,866

Ireland - 0.4%
Bank of Ireland (b)		5,766,365	1,543,748
CRH PLC		174,565	6,054,910
DCC PLC (United Kingdom)		18,528	1,490,561
James Hardie Industries PLC CDI		93,663	1,468,984
Kerry Group PLC Class A		33,298	2,340,032
Paddy Power Betfair PLC (Ireland)		16,738	1,749,047
Ryanair Holdings PLC (b)		4,983	77,100
Ryanair Holdings PLC sponsored ADR (b)		5,482	458,624

TOTAL IRELAND			15,183,006

Isle of Man - 0.0%
Genting Singapore PLC		1,232,800	848,488
New Europe Property Investments PLC		51,656	601,855

TOTAL ISLE OF MAN			1,450,343

Israel - 0.4%
Azrieli Group		9,206	420,059
Bank Hapoalim BM (Reg.)		222,655	1,343,768
Bank Leumi le-Israel BM (b)		301,652	1,245,963
Bezeq The Israel Telecommunication Corp. Ltd.		448,295	782,529
Check Point Software Technologies Ltd. (b)		27,067	2,673,408
Elbit Systems Ltd. (Israel)		4,681	514,723
Frutarom Industries Ltd.		8,304	438,160
Israel Chemicals Ltd.		110,079	505,197
Mizrahi Tefahot Bank Ltd.		30,034	461,878
NICE Systems Ltd.		12,425	868,535
Taro Pharmaceutical Industries Ltd. (a)(b)		3,253	339,906
Teva Pharmaceutical Industries Ltd. sponsored ADR		191,918	6,415,819

TOTAL ISRAEL			16,009,945

Italy - 1.1%
Assicurazioni Generali SpA		245,999	3,914,294
Atlantia SpA		86,927	1,975,284
Enel SpA		1,607,122	6,718,790
Eni SpA		535,432	8,232,706
Intesa Sanpaolo SpA		2,658,848	6,245,264
Intesa Sanpaolo SpA (Risparmio Shares)		203,904	449,033
Leonardo SpA (b)		84,474	1,086,981
Luxottica Group SpA		35,517	1,907,006
Mediobanca SpA		121,925	1,047,022
Poste Italiane SpA		106,685	669,693
Prysmian SpA		40,370	1,048,521
Saipem SpA (b)		1,303,672	664,956
Snam Rete Gas SpA		513,188	1,950,032
Telecom Italia SpA (b)		2,160,281	1,857,661
Terna SpA		316,208	1,385,184
UniCredit SpA (a)		110,334	2,996,696
Unipolsai SpA		244,816	509,001

TOTAL ITALY			42,658,124

Japan - 16.9%
ABC-MART, Inc.		7,200	418,315
ACOM Co. Ltd. (b)		85,600	369,207
AEON Co. Ltd.		136,700	1,974,650
AEON Financial Service Co. Ltd.		24,300	435,166
AEON MALL Co. Ltd.		24,520	355,932
Air Water, Inc.		32,500	602,161
Aisin Seiki Co. Ltd.		40,300	1,845,284
Ajinomoto Co., Inc.		114,100	2,251,987
Alfresa Holdings Corp.		40,900	671,947
All Nippon Airways Ltd.		237,000	704,220
Alps Electric Co. Ltd.		38,700	1,033,394
Amada Holdings Co. Ltd.		73,600	866,304
Aozora Bank Ltd.		245,000	893,986
Asahi Glass Co. Ltd.		212,000	1,577,185
Asahi Group Holdings		81,300	2,858,569
Asahi Kasei Corp.		266,000	2,485,431
Asics Corp.		34,700	676,421
Astellas Pharma, Inc.		453,000	6,080,063
Bandai Namco Holdings, Inc.		41,400	1,140,324
Bank of Kyoto Ltd.		66,000	517,315
Benesse Holdings, Inc.		14,600	424,772
Bridgestone Corp.		136,800	5,019,594
Brother Industries Ltd.		50,900	941,274
Calbee, Inc.		17,600	572,846
Canon, Inc.		220,600	6,526,758
Canon, Inc. sponsored ADR (a)		4,174	123,425
Casio Computer Co. Ltd.		49,700	688,431
Central Japan Railway Co.		30,300	4,902,852
Chiba Bank Ltd.		151,000	990,975
Chubu Electric Power Co., Inc.		135,300	1,801,044
Chugai Pharmaceutical Co. Ltd.		46,900	1,370,738
Chugoku Electric Power Co., Inc.		56,500	635,506
Concordia Financial Group Ltd.		242,300	1,283,711
Credit Saison Co. Ltd.		32,300	589,873
CYBERDYNE, Inc. (a)(b)		23,800	335,363
Dai Nippon Printing Co. Ltd.		111,000	1,129,563
Dai-ichi Mutual Life Insurance Co.		226,600	4,138,245
Daicel Chemical Industries Ltd.		60,400	669,744
Daiichi Sankyo Kabushiki Kaisha		126,400	2,826,116
Daikin Industries Ltd.		49,300	4,901,182
Dainippon Sumitomo Pharma Co. Ltd.		34,700	585,146
Daito Trust Construction Co. Ltd.		14,800	2,069,719
Daiwa House Industry Co. Ltd.		118,900	3,226,549
Daiwa House REIT Investment Corp.		277	697,713
Daiwa Securities Group, Inc.		349,000	2,236,308
DeNA Co. Ltd.		22,600	506,203
DENSO Corp.		100,200	4,349,307
Dentsu, Inc.		45,400	2,098,911
Don Quijote Holdings Co. Ltd.		24,500	888,562
East Japan Railway Co.		69,600	6,305,978
Eisai Co. Ltd.		52,900	2,911,819
Electric Power Development Co. Ltd.		31,600	734,096
FamilyMart Co. Ltd.		17,200	1,090,709
Fanuc Corp.		40,800	8,010,133
Fast Retailing Co. Ltd.		11,100	3,497,812
Fuji Electric Co. Ltd.		120,000	711,009
Fuji Heavy Industries Ltd.		129,400	5,203,047
Fujifilm Holdings Corp.		92,000	3,564,786
Fujitsu Ltd.		391,000	2,280,689
Fukuoka Financial Group, Inc.		167,000	739,527
Hakuhodo DY Holdings, Inc.		46,600	573,678
Hamamatsu Photonics K.K.		29,600	855,938
Hankyu Hanshin Holdings, Inc.		50,600	1,716,394
Hikari Tsushin, Inc.		4,700	429,997
Hino Motors Ltd.		55,500	587,393
Hirose Electric Co. Ltd.		6,925	902,808
Hiroshima Bank Ltd.		108,000	505,996
Hisamitsu Pharmaceutical Co., Inc.		13,400	695,457
Hitachi Chemical Co. Ltd.		22,700	645,355
Hitachi Construction Machinery Co. Ltd.		23,300	537,153
Hitachi High-Technologies Corp.		14,800	635,072
Hitachi Ltd.		1,017,000	5,833,046
Hitachi Metals Ltd.		46,400	643,543
Hokuriku Electric Power Co., Inc.		36,800	370,575
Honda Motor Co. Ltd.		342,900	10,204,325
Hoshizaki Corp.		10,400	848,322
Hoya Corp.		83,600	3,644,311
Hulic Co. Ltd.		64,600	630,495
Idemitsu Kosan Co. Ltd.		19,000	588,123
IHI Corp. (b)		318,000	859,003
Iida Group Holdings Co. Ltd.		32,000	599,415
INPEX Corp.		199,300	1,960,169
Isetan Mitsukoshi Holdings Ltd.		68,300	800,896
Isuzu Motors Ltd.		124,900	1,683,622
Itochu Corp.		314,500	4,334,089
J. Front Retailing Co. Ltd.		52,300	756,407
Japan Airlines Co. Ltd.		24,500	781,587
Japan Airport Terminal Co. Ltd. (a)		10,000	358,693
Japan Exchange Group, Inc.		109,500	1,634,111
Japan Post Bank Co. Ltd.		83,600	1,018,067
Japan Post Holdings Co. Ltd.		93,800	1,179,665
Japan Prime Realty Investment Corp.		169	678,036
Japan Real Estate Investment Corp.		275	1,563,635
Japan Retail Fund Investment Corp.		528	1,129,792
Japan Tobacco, Inc.		231,200	7,453,441
JFE Holdings, Inc.		109,400	1,920,386
JGC Corp.		44,800	778,872
JSR Corp.		41,800	718,200
JTEKT Corp.		48,200	794,013
JX Holdings, Inc.		443,710	2,092,994
Kajima Corp.		189,000	1,317,359
Kakaku.com, Inc.		30,800	557,570
Kamigumi Co. Ltd.		48,000	466,779
Kaneka Corp.		61,000	526,207
Kansai Electric Power Co., Inc. (b)		148,000	1,578,833
Kansai Paint Co. Ltd.		47,200	917,162
Kao Corp.		105,900	5,236,380
Kawasaki Heavy Industries Ltd.		292,000	918,076
KDDI Corp.		385,500	10,357,761
Keihan Electric Railway Co., Ltd.		111,000	740,262
Keihin Electric Express Railway Co. Ltd.		98,000	1,150,031
Keio Corp.		121,000	994,491
Keisei Electric Railway Co.		28,100	664,485
Keyence Corp.		19,740	7,669,771
Kikkoman Corp.		30,000	944,558
Kintetsu Group Holdings Co. Ltd.		379,000	1,456,789
Kirin Holdings Co. Ltd.		173,000	2,831,494
Kobe Steel Ltd. (b)		67,000	653,326
Koito Manufacturing Co. Ltd.		23,700	1,255,212
Komatsu Ltd.		194,200	4,598,388
Konami Holdings Corp.		20,100	804,641
Konica Minolta, Inc.		93,400	969,487
Kose Corp.		6,600	561,155
Kubota Corp.		222,000	3,539,102
Kuraray Co. Ltd.		74,500	1,182,393
Kurita Water Industries Ltd.		22,000	522,186
Kyocera Corp.		67,800	3,533,214
Kyowa Hakko Kirin Co., Ltd.		52,600	708,570
Kyushu Electric Power Co., Inc.		88,200	982,691
Kyushu Financial Group, Inc.		74,700	516,039
Lawson, Inc. (a)		13,600	992,507
LINE Corp. (a)		9,300	298,579
Lion Corp.		49,000	851,023
LIXIL Group Corp.		55,300	1,292,994
M3, Inc.		39,700	1,065,371
Mabuchi Motor Co. Ltd.		10,500	540,298
Makita Corp.		23,500	1,633,823
Marubeni Corp.		345,800	2,105,855
Marui Group Co. Ltd.		45,400	649,778
Maruichi Steel Tube Ltd.		12,200	409,512
Mazda Motor Corp.		119,500	1,758,577
McDonald's Holdings Co. (Japan) Ltd.		13,200	347,098
Mebuki Financial Group, Inc.		203,910	785,589
Medipal Holdings Corp.		37,500	607,453
Meiji Holdings Co. Ltd.		24,000	1,857,763
Minebea Mitsumi, Inc.		73,500	732,331
Miraca Holdings, Inc.		12,500	571,251
Misumi Group, Inc.		56,600	1,057,710
Mitsubishi Chemical Holdings Corp.		284,700	1,991,211
Mitsubishi Corp.		317,600	7,171,386
Mitsubishi Electric Corp.		406,600	6,199,291
Mitsubishi Estate Co. Ltd.		263,000	5,037,087
Mitsubishi Gas Chemical Co., Inc.		39,100	751,111
Mitsubishi Heavy Industries Ltd.		673,000	3,033,298
Mitsubishi Logistics Corp.		25,000	355,593
Mitsubishi Materials Corp.		24,100	822,828
Mitsubishi Motors Corp. of Japan		136,900	743,244
Mitsubishi Tanabe Pharma Corp.		46,600	932,330
Mitsubishi UFJ Financial Group, Inc.		2,681,700	17,172,324
Mitsubishi UFJ Lease & Finance Co. Ltd.		95,500	510,021
Mitsui & Co. Ltd.		358,900	5,265,414
Mitsui Chemicals, Inc.		199,000	937,632
Mitsui Fudosan Co. Ltd.		187,000	4,333,412
Mitsui OSK Lines Ltd.		247,000	787,530
mixi, Inc.		9,800	424,861
Mizuho Financial Group, Inc.		5,068,160	9,404,418
MS&AD Insurance Group Holdings, Inc.		106,390	3,575,857
Murata Manufacturing Co. Ltd.		40,300	5,444,837
Nabtesco Corp.		24,100	629,020
Nagoya Railroad Co. Ltd.		192,000	945,461
NEC Corp.		546,000	1,262,120
New Hampshire Foods Ltd.		36,000	980,427
Nexon Co. Ltd.		37,400	570,391
NGK Insulators Ltd.		54,400	1,069,595
NGK Spark Plug Co. Ltd.		36,600	824,643
Nidec Corp.		50,200	4,717,226
Nikon Corp.		71,000	1,147,595
Nintendo Co. Ltd.		23,800	4,871,428
Nippon Building Fund, Inc.		297	1,704,508
Nippon Electric Glass Co. Ltd.		92,000	530,440
Nippon Express Co. Ltd.		172,000	912,479
Nippon Paint Holdings Co. Ltd.		35,000	1,022,939
Nippon Prologis REIT, Inc.		341	712,745
Nippon Steel & Sumitomo Metal Corp.		169,617	4,110,858
Nippon Telegraph & Telephone Corp.		145,600	6,431,489
Nippon Yusen KK		348,000	739,704
Nissan Chemical Industries Co. Ltd.		26,700	954,163
Nissan Motor Co. Ltd.		507,900	5,024,742
Nisshin Seifun Group, Inc.		41,145	625,684
Nissin Food Holdings Co. Ltd.		12,000	633,425
Nitori Holdings Co. Ltd.		16,800	1,877,743
Nitto Denko Corp.		34,700	2,748,402
NKSJ Holdings, Inc.		74,200	2,693,044
NOK Corp.		20,600	418,167
Nomura Holdings, Inc.		763,500	4,732,831
Nomura Real Estate Holdings, Inc.		26,800	461,660
Nomura Real Estate Master Fund, Inc.		827	1,288,365
Nomura Research Institute Ltd.		29,040	992,777
NSK Ltd.		91,000	1,107,378
NTT Data Corp.		26,500	1,337,791
NTT DOCOMO, Inc.		280,500	6,706,778
NTT DOCOMO, Inc. sponsored ADR (a)		10,464	250,299
Obayashi Corp.		136,100	1,296,994
OBIC Co. Ltd.		14,100	676,840
Odakyu Electric Railway Co. Ltd.		61,700	1,222,415
Oji Holdings Corp.		166,000	735,099
Olympus Corp.		61,200	2,111,186
OMRON Corp.		40,600	1,666,646
Ono Pharmaceutical Co. Ltd.		86,500	1,767,002
Oracle Corp. Japan		8,300	464,582
Oriental Land Co. Ltd.		45,900	2,515,130
ORIX Corp.		278,200	4,205,893
Osaka Gas Co. Ltd.		393,000	1,471,270
Otsuka Corp.		11,300	581,463
Otsuka Holdings Co. Ltd.		82,200	3,784,942
Panasonic Corp.		464,200	4,829,973
Park24 Co. Ltd.		21,900	604,185
Pola Orbis Holdings, Inc.		5,000	474,714
Rakuten, Inc.		195,000	1,947,237
Recruit Holdings Co. Ltd.		77,400	3,389,806
Resona Holdings, Inc.		463,400	2,516,667
Ricoh Co. Ltd.		139,800	1,249,298
Rinnai Corp.		7,400	629,174
ROHM Co. Ltd.		18,400	1,179,842
Ryohin Keikaku Co. Ltd.		4,900	917,855
Sankyo Co. Ltd. (Gunma)		10,200	341,024
Santen Pharmaceutical Co. Ltd.		76,500	959,384
SBI Holdings, Inc. Japan		46,080	638,288
Secom Co. Ltd.		44,200	3,196,681
Sega Sammy Holdings, Inc.		40,300	633,892
Seibu Holdings, Inc.		36,800	620,884
Seiko Epson Corp.		58,200	1,198,977
Sekisui Chemical Co. Ltd.		85,800	1,401,251
Sekisui House Ltd.		126,400	2,046,961
Seven & i Holdings Co. Ltd.		158,100	6,313,638
Seven Bank Ltd.		128,500	368,736
Sharp Corp. (a)(b)		324,000	876,192
Shimadzu Corp.		49,000	828,456
Shimamura Co. Ltd.		4,500	589,452
SHIMANO, Inc.		15,600	2,460,686
SHIMIZU Corp.		115,000	1,058,232
Shin-Etsu Chemical Co. Ltd.		81,900	7,070,050
Shinsei Bank Ltd.		384,000	663,183
Shionogi & Co. Ltd.		62,700	3,012,554
Shiseido Co. Ltd.		79,800	2,231,940
Shizuoka Bank Ltd.		109,000	950,890
Showa Shell Sekiyu K.K.		40,800	400,014
SMC Corp.		12,000	3,285,094
SoftBank Corp.		202,000	15,562,033
Sohgo Security Services Co., Ltd.		15,500	582,743
Sony Corp.		265,700	8,044,798
Sony Financial Holdings, Inc.		37,600	633,715
Stanley Electric Co. Ltd.		30,900	871,637
Start Today Co. Ltd.		38,600	725,780
Sumitomo Chemical Co. Ltd.		330,000	1,762,377
Sumitomo Corp.		249,400	3,127,716
Sumitomo Electric Industries Ltd.		158,500	2,312,716
Sumitomo Heavy Industries Ltd.		120,000	826,853
Sumitomo Metal Mining Co. Ltd.		103,000	1,397,538
Sumitomo Mitsui Financial Group, Inc.		282,400	11,079,119
Sumitomo Mitsui Trust Holdings, Inc.		69,625	2,595,160
Sumitomo Realty & Development Co. Ltd.		75,000	2,035,249
Sumitomo Rubber Industries Ltd.		37,200	581,507
Sundrug Co. Ltd.		8,100	558,126
Suntory Beverage & Food Ltd.		29,100	1,235,803
Suzuken Co. Ltd.		17,010	561,928
Suzuki Motor Corp.		72,200	2,793,745
Sysmex Corp.		32,800	1,963,759
T&D Holdings, Inc.		121,500	1,811,578
Taiheiyo Cement Corp.		261,000	913,072
Taisei Corp.		221,000	1,569,764
Taisho Pharmaceutical Holdings Co. Ltd.		7,300	615,499
Taiyo Nippon Sanso Corp.		28,500	337,224
Takashimaya Co. Ltd.		61,000	525,666
Takeda Pharmaceutical Co. Ltd.		149,600	6,259,059
TDK Corp.		25,900	1,864,910
Teijin Ltd.		38,500	813,577
Terumo Corp.		71,900	2,655,416
The Chugoku Bank Ltd.		36,700	540,863
The Hachijuni Bank Ltd.		88,300	521,620
The Suruga Bank Ltd.		35,500	811,177
THK Co. Ltd.		25,900	640,217
Tobu Railway Co. Ltd.		203,000	1,030,192
Toho Co. Ltd.		23,000	663,050
Toho Gas Co. Ltd.		82,000	612,222
Tohoku Electric Power Co., Inc.		94,600	1,152,862
Tokio Marine Holdings, Inc.		143,300	6,004,360
Tokyo Electric Power Co., Inc. (b)		302,000	1,158,144
Tokyo Electron Ltd.		33,100	3,432,831
Tokyo Gas Co. Ltd.		411,000	1,819,306
Tokyo Tatemono Co. Ltd.		44,300	587,737
Tokyu Corp.		223,000	1,641,245
Tokyu Fudosan Holdings Corp.		111,300	651,575
TonenGeneral Sekiyu K.K.		59,000	694,456
Toppan Printing Co. Ltd.		110,000	1,080,418
Toray Industries, Inc.		308,000	2,666,733
Toshiba Corp. (b)		874,000	1,875,566
Toto Ltd.		29,600	1,194,119
Toyo Seikan Group Holdings Ltd.		35,700	658,289
Toyo Suisan Kaisha Ltd.		18,400	656,735
Toyoda Gosei Co. Ltd.		14,100	339,794
Toyota Industries Corp.		34,200	1,653,813
Toyota Motor Corp.		561,672	32,662,834
Toyota Tsusho Corp.		44,300	1,220,202
Trend Micro, Inc.		23,100	897,117
Tsuruha Holdings, Inc.		7,900	741,653
Unicharm Corp.		84,900	1,909,893
United Urban Investment Corp.		614	979,376
USS Co. Ltd.		45,100	791,277
West Japan Railway Co.		34,600	2,255,389
Yahoo! Japan Corp.		296,400	1,244,297
Yakult Honsha Co. Ltd.		18,100	929,767
Yamada Denki Co. Ltd.		129,300	712,289
Yamaguchi Financial Group, Inc.		43,000	469,569
Yamaha Corp.		34,800	1,063,325
Yamaha Motor Co. Ltd.		58,700	1,223,805
Yamato Holdings Co. Ltd.		73,300	1,479,828
Yamazaki Baking Co. Ltd.		28,900	581,020
Yaskawa Electric Corp.		55,200	997,814
Yokogawa Electric Corp.		49,300	788,555
Yokohama Rubber Co. Ltd.		23,700	417,494

TOTAL JAPAN			640,378,463

Korea (South) - 3.3%
AMOREPACIFIC Corp.		6,689	1,841,220
AMOREPACIFIC Group, Inc.		5,662	666,184
BGFretail Co. Ltd.		4,342	345,736
BS Financial Group, Inc.		57,177	423,502
Celltrion, Inc.		16,803	1,461,974
Cheil Industries, Inc.		15,949	1,744,975
Cheil Worldwide, Inc.		14,658	236,104
CJ CheilJedang Corp.		1,659	510,679
CJ Corp.		2,911	461,307
CJ E&M Corp.		4,212	320,023
Coway Co. Ltd.		11,182	849,596
Daelim Industrial Co.		6,174	449,794
Daewoo Engineering & Construction Co. Ltd. (b)		28,467	128,043
DGB Financial Group Co. Ltd.		36,997	317,080
Dong Suh Companies, Inc.		8,128	180,679
Dongbu Insurance Co. Ltd.		10,724	550,338
Doosan Heavy Industries & Construction Co. Ltd.		10,247	244,244
E-Mart Co. Ltd.		4,237	746,861
EUSU Holdings Co. Ltd.		6	35
GS Engineering & Construction Corp. (b)		11,467	275,813
GS Holdings Corp.		10,996	486,956
GS Retail Co. Ltd.		5,862	264,688
Hana Financial Group, Inc.		62,225	1,861,398
Hanjin Shipping Co. Ltd. (b)		12	8
Hankook Tire Co. Ltd.		15,091	741,685
Hanmi Pharm Co. Ltd.		1,145	286,341
Hanmi Science Co. Ltd.		2,606	130,568
Hanon Systems		41,256	325,639
Hanssem Co. Ltd.		2,343	424,193
Hanwha Chemical Corp.		21,464	486,448
Hanwha Corp.		9,854	301,190
Hanwha Life Insurance Co. Ltd.		46,802	261,719
Hanwha Techwin Co. Ltd.		8,044	291,268
Hotel Shilla Co.		7,080	266,506
Hyosung Corp.		4,286	504,286
Hyundai Department Store Co. Ltd.		3,171	264,884
Hyundai Engineering & Construction Co. Ltd.		14,738	531,734
Hyundai Fire & Marine Insurance Co. Ltd.		13,796	360,583
Hyundai Glovis Co. Ltd.		4,097	553,199
Hyundai Heavy Industries Co. Ltd. (b)		8,677	998,322
Hyundai Industrial Development & Construction Co.		11,354	430,839
Hyundai Mobis		14,349	3,015,242
Hyundai Motor Co.		32,065	3,884,102
Hyundai Steel Co.		16,383	827,945
Hyundai Wia Corp.		3,524	197,676
Industrial Bank of Korea		51,145	564,017
Kakao Corp.		6,609	445,905
Kangwon Land, Inc.		24,806	704,352
KB Financial Group, Inc.		83,528	3,410,703
KCC Corp.		1,273	384,121
KEPCO Plant Service & Engineering Co. Ltd.		4,893	232,406
Kia Motors Corp.		55,238	1,745,921
Korea Aerospace Industries Ltd.		13,975	752,365
Korea Electric Power Corp.		53,939	1,988,226
Korea Express Co. Ltd. (b)		1,488	210,608
Korea Gas Corp.		6,164	247,816
Korea Investment Holdings Co. Ltd.		8,772	354,190
Korea Zinc Co. Ltd.		1,830	778,632
Korean Air Lines Co. Ltd. (b)		7,773	177,850
Korean Air Lines Co. Ltd. rights 3/7/17 (b)		1,850	8,916
KT Corp.		6,424	164,055
KT&G Corp.		24,510	2,138,920
Kumho Petro Chemical Co. Ltd.		4,052	289,571
LG Chemical Ltd.		9,818	2,233,621
LG Corp.		19,535	1,004,200
LG Display Co. Ltd.		49,063	1,306,127
LG Electronics, Inc.		22,193	1,067,606
LG Household & Health Care Ltd.		1,968	1,502,101
LG Innotek Co. Ltd.		3,214	276,570
LG Telecom Ltd.		47,349	468,706
Lotte Chemical Corp.		3,204	1,047,473
Lotte Chilsung Beverage Co. Ltd.		124	156,018
Lotte Confectionery Co. Ltd.		1,190	210,796
Lotte Shopping Co. Ltd.		2,402	472,418
Mirae Asset Daewoo Co. Ltd.		92,230	705,559
NAVER Corp.		5,887	3,874,792
NCSOFT Corp.		3,618	955,053
Oci Co. Ltd. (b)		3,752	279,534
Orion Corp.		768	432,804
Ottogi Corp.		241	136,024
POSCO		15,572	3,672,642
Posco Daewoo Corp.		10,124	223,730
S-Oil Corp.		9,756	687,033
S1 Corp.		4,083	298,168
Samsung Biologics Co. Ltd. (b)		3,554	496,854
Samsung Card Co. Ltd.		7,471	253,978
Samsung Electro-Mechanics Co. Ltd.		12,217	601,496
Samsung Electronics Co. Ltd.		20,717	35,492,705
Samsung Fire & Marine Insurance Co. Ltd.		6,959	1,625,490
Samsung Heavy Industries Co. Ltd.		52,842	477,197
Samsung Life Insurance Co. Ltd.		14,692	1,416,084
Samsung SDI Co. Ltd.		11,371	1,140,423
Samsung SDS Co. Ltd.		7,228	790,813
Samsung Securities Co. Ltd.		12,489	351,364
Samsung Securities Co. Ltd. rights 3/8/17 (b)		1,681	8,904
Shinhan Financial Group Co. Ltd.		89,722	3,575,994
Shinsegae Co. Ltd.		1,610	246,050
SK C&C Co. Ltd.		9,612	1,806,994
SK Energy Co. Ltd.		13,591	1,852,833
SK Hynix, Inc.		122,634	5,718,345
SK Networks Co. Ltd.		24,722	141,896
SK Telecom Co. Ltd.		4,352	842,711
Woori Bank		62,238	707,965
Woori Investment & Securities Co. Ltd.		31,442	312,609
Yuhan Corp.		1,748	286,113

TOTAL KOREA (SOUTH)			123,207,973

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands) (b)		386,373	3,012,763
Eurofins Scientific SA		2,252	1,008,879
Millicom International Cellular SA (depository receipt)		14,353	709,848
RTL Group SA		8,464	644,790
SES SA (France) (depositary receipt)		76,083	1,479,190
Tenaris SA		98,964	1,733,548

TOTAL LUXEMBOURG			8,589,018

Malaysia - 0.6%
AirAsia Bhd		244,700	140,870
Alliance Financial Group Bhd		210,100	178,344
AMMB Holdings Bhd		375,600	388,362
Astro Malaysia Holdings Bhd		303,400	186,307
Axiata Group Bhd		582,081	621,570
Berjaya Sports Toto Bhd		120,014	79,386
British American Tobacco (Malaysia) Bhd		30,800	322,220
Bumiputra-Commerce Holdings Bhd		657,126	737,310
Dialog Group Bhd		754,222	260,517
DiGi.com Bhd		733,700	821,572
Felda Global Ventures Holdings Bhd		274,200	114,521
Gamuda Bhd		315,075	342,140
Genting Bhd		466,700	863,967
Genting Malaysia Bhd		624,900	711,027
Genting Plantations Bhd		41,900	103,106
Hap Seng Consolidated Bhd		105,900	207,999
Hartalega Holdings Bhd		126,700	135,009
Hong Leong Bank Bhd		125,800	374,319
Hong Leong Credit Bhd		44,900	149,008
IHH Healthcare Bhd		696,000	989,909
IJM Corp. Bhd		614,900	459,492
IOI Corp. Bhd		500,100	497,898
IOI Properties Group Sdn Bhd		321,200	155,180
Kuala Lumpur Kepong Bhd		86,300	469,541
Lafarge Malaysia Bhd		70,200	109,353
Malayan Banking Bhd		751,618	1,394,808
Malaysia Airports Holdings Bhd		161,698	225,600
Maxis Bhd		387,900	538,568
MISC Bhd		212,400	351,962
Petronas Chemicals Group Bhd		520,600	837,990
Petronas Dagangan Bhd		46,300	246,055
Petronas Gas Bhd		138,500	652,868
PPB Group Bhd		90,100	330,743
Public Bank Bhd		573,500	2,602,404
RHB Capital Bhd		169,457	187,457
RHB Capital Bhd		122,876	0
SapuraKencana Petroleum Bhd (b)		832,900	323,420
Sime Darby Bhd		509,107	1,024,076
Telekom Malaysia Bhd		215,074	288,902
Tenaga Nasional Bhd		725,625	2,195,141
UMW Holdings Bhd		112,100	142,988
Westports Holdings Bhd		191,000	179,810
YTL Corp. Bhd		985,600	338,212
YTL Power International Bhd		463,015	149,478

TOTAL MALAYSIA			21,429,409

Malta - 0.0%
Brait SA		67,105	393,417
Mauritius - 0.0%
Golden Agri-Resources Ltd.		1,487,700	448,627
Mexico - 0.8%
Alfa SA de CV Series A		575,400	746,653
America Movil S.A.B. de CV Series L		6,983,046	4,400,087
CEMEX S.A.B. de CV unit		2,955,000	2,729,197
Coca-Cola FEMSA S.A.B. de CV Series L		103,800	644,049
Compartamos S.A.B. de CV		218,200	318,613
El Puerto de Liverpool S.A.B. de CV Class C		40,155	253,367
Embotelladoras Arca S.A.B. de CV		85,262	459,970
Fibra Uno Administracion SA de CV		539,300	771,186
Fomento Economico Mexicano S.A.B. de CV unit		387,400	2,914,022
Gruma S.A.B. de CV Series B		44,690	601,274
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		77,100	597,360
Grupo Aeroportuario del Sureste S.A.B. de CV Series B		44,430	643,711
Grupo Bimbo S.A.B. de CV Series A		352,900	782,342
Grupo Carso SA de CV Series A1		113,200	454,895
Grupo Financiero Banorte S.A.B. de CV Series O		526,100	2,521,576
Grupo Financiero Inbursa S.A.B. de CV Series O		486,800	721,557
Grupo Financiero Santander Mexico S.A.B. de CV		373,000	531,950
Grupo Lala S.A.B. de CV		124,300	185,972
Grupo Mexico SA de CV Series B		802,923	2,407,980
Grupo Televisa SA de CV		515,100	2,297,430
Industrias Penoles SA de CV		30,355	717,830
Infraestructura Energetica Nova S.A.B. de CV		114,900	507,183
Kimberly-Clark de Mexico SA de CV Series A		306,400	550,399
Mexichem S.A.B. de CV		217,216	514,773
OHL Mexico S.A.B. de CV		180,100	170,656
Promotora y Operadora de Infraestructura S.A.B. de CV		56,730	494,597
Wal-Mart de Mexico SA de CV Series V		1,103,100	1,951,921

TOTAL MEXICO			29,890,550

Multi-National - 0.0%
HKT Trust/HKT Ltd. unit		570,640	797,136
Netherlands - 2.8%
ABN AMRO Group NV GDR		58,157	1,365,475
AEGON NV		384,264	2,088,665
AerCap Holdings NV (b)		33,376	1,477,556
Airbus Group NV		121,866	8,260,688
Akzo Nobel NV		52,013	3,525,535
Altice NV:
Class A (a)(b)		76,343	1,671,321
Class B (b)		24,148	531,261
ASML Holding NV (Netherlands)		77,564	9,418,122
CNH Industrial NV		214,562	1,899,281
EXOR NV		23,379	1,064,019
Ferrari NV		25,894	1,612,863
Fiat Chrysler Automobiles NV		189,656	2,067,810
Gemalto NV		16,677	967,832
Heineken Holding NV		21,109	1,480,710
Heineken NV (Bearer)		48,369	3,614,798
ING Groep NV (Certificaten Van Aandelen)		815,001	11,708,267
Koninklijke Ahold Delhaize NV		268,675	5,712,233
Koninklijke Boskalis Westminster NV		18,363	679,032
Koninklijke DSM NV		38,077	2,425,143
Koninklijke KPN NV		714,808	2,059,343
Koninklijke Philips Electronics NV		199,597	5,856,678
Mobileye NV (a)(b)		36,558	1,570,532
NN Group NV		65,970	2,330,854
NXP Semiconductors NV (b)		61,875	6,054,469
QIAGEN NV (Germany) (b)		44,708	1,287,879
Randstad Holding NV		24,790	1,439,731
RELX NV		208,541	3,522,410
Steinhoff International Holdings NV (South Africa)		625,658	3,008,730
STMicroelectronics NV		133,471	1,761,572
Unilever NV (Certificaten Van Aandelen) (Bearer)		342,485	13,891,813
Vopak NV		15,058	645,572
Wolters Kluwer NV		63,115	2,408,830

TOTAL NETHERLANDS			107,409,024

New Zealand - 0.1%
Auckland International Airport Ltd.		204,443	1,025,999
Contact Energy Ltd.		154,557	540,911
Fletcher Building Ltd.		142,436	1,097,306
Mercury Nz Ltd.		151,099	340,344
Meridian Energy Ltd.		271,934	524,732
Ryman Healthcare Group Ltd.		74,179	474,043
Spark New Zealand Ltd.		393,640	1,013,736

TOTAL NEW ZEALAND			5,017,071

Norway - 0.5%
DNB ASA		205,374	3,426,199
Gjensidige Forsikring ASA		42,978	739,396
Marine Harvest ASA		80,360	1,418,823
Norsk Hydro ASA		279,121	1,590,181
Orkla ASA		172,109	1,604,644
Schibsted ASA:
(A Shares)		15,964	422,130
(B Shares)		19,257	479,788
Statoil ASA		234,302	4,369,075
Statoil ASA sponsored ADR (a)		1,785	33,326
Telenor ASA		158,026	2,505,102
Yara International ASA		37,118	1,564,275

TOTAL NORWAY			18,152,939

Papua New Guinea - 0.0%
Oil Search Ltd. ADR		286,256	1,491,453
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR		39,197	540,527
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.		417,900	625,006
Aboitiz Power Corp.		285,800	242,771
Alliance Global Group, Inc.		395,000	99,705
Ayala Corp.		52,040	838,012
Ayala Land, Inc.		1,583,400	1,133,060
Bank of the Philippine Islands (BPI)		151,738	273,669
BDO Unibank, Inc.		412,718	935,437
DMCI Holdings, Inc.		847,600	220,433
Globe Telecom, Inc.		7,075	244,950
GT Capital Holdings, Inc.		17,070	448,058
International Container Terminal Services, Inc.		108,580	169,275
JG Summit Holdings, Inc.		622,080	930,375
Jollibee Food Corp.		88,800	367,501
Megaworld Corp.		2,423,300	179,018
Metro Pacific Investments Corp.		2,766,900	379,840
Metropolitan Bank & Trust Co.		126,011	206,723
Philippine Long Distance Telephone Co.		21,120	624,934
PNOC Energy Development Corp.		1,987,900	218,479
Robinsons Land Corp.		343,300	173,448
Security Bank Corp.		21,960	94,242
SM Investments Corp.		49,230	683,757
SM Prime Holdings, Inc.		1,799,275	1,075,664
Universal Robina Corp.		184,650	605,842

TOTAL PHILIPPINES			10,770,199

Poland - 0.3%
Alior Bank SA (b)		19,475	296,645
Bank Handlowy w Warszawie SA		6,604	126,648
Bank Millennium SA (b)		132,531	194,592
Bank Polska Kasa Opieki SA		32,305	1,091,434
Bank Zachodni WBK SA		7,452	641,050
BRE Bank SA (b)		3,182	300,346
Cyfrowy Polsat SA (b)		40,713	245,923
Eurocash SA		16,038	159,791
Grupa Lotos SA (b)		19,755	185,726
Jastrzebska Spolka Weglowa SA (b)		11,440	191,338
KGHM Polska Miedz SA (Bearer)		30,204	934,471
LPP SA		279	355,304
NG2 SA		6,003	309,691
Polish Oil & Gas Co. SA		383,349	525,529
Polska Grupa Energetyczna SA		182,550	497,777
Polski Koncern Naftowy Orlen SA		67,027	1,358,716
Powszechna Kasa Oszczednosci Bank SA		181,449	1,389,627
Powszechny Zaklad Ubezpieczen SA		115,318	1,013,607
Synthos SA		113,075	169,413
Tauron Polska Energia SA (b)		230,998	170,161
Telekomunikacja Polska SA		142,442	192,071
Zaklady Azotowe w Tarnowie-Moscicach SA		9,795	168,056

TOTAL POLAND			10,517,916

Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (b)		319,729	3
Energias de Portugal SA		480,306	1,393,702
Galp Energia SGPS SA Class B		105,205	1,546,807
Jeronimo Martins SGPS SA		52,043	879,504

TOTAL PORTUGAL			3,820,016

Qatar - 0.2%
Barwa Real Estate Co. (b)		22,327	213,695
Doha Bank (b)		27,083	269,629
Ezdan Holding Group (b)		172,377	711,541
Industries Qatar QSC (b)		32,542	1,023,319
Masraf al Rayan (b)		76,252	838,717
Qatar Electricity & Water Co. (b)		5,340	338,924
Qatar Gas Transport Co. Ltd. (Nakilat) (b)		59,172	390,184
Qatar Insurance Co. SAQ (b)		23,608	555,002
Qatar Islamic Bank (b)		11,550	336,874
Qatar National Bank SAQ		44,417	1,984,715
Qatar Telecom (Qtel) Q.S.C. (b)		17,572	506,725
The Commercial Bank of Qatar (b)		41,131	369,384

TOTAL QATAR			7,538,709

Russia - 0.9%
Alrosa Co. Ltd. (b)		525,500	923,370
Gazprom OAO (b)		395,334	983,627
Gazprom OAO sponsored ADR (Reg. S)		1,057,398	5,228,833
Inter Rao Ues JSC (b)		6,140,000	415,781
Lukoil PJSC		665	37,298
Lukoil PJSC sponsored ADR		89,585	5,026,614
Magnit OJSC GDR (Reg. S)		64,337	2,354,734
MMC Norilsk Nickel PJSC (b)		1,389	222,333
MMC Norilsk Nickel PJSC sponsored ADR		98,554	1,593,618
Mobile TeleSystems OJSC sponsored ADR		103,554	1,084,210
Moscow Exchange MICEX-RTS OAO (b)		274,460	612,294
NOVATEK OAO GDR (Reg. S)		19,029	2,409,071
PhosAgro OJSC GDR (Reg. S)		21,213	325,620
Rosneft Oil Co. OJSC		28,906	192,498
Rosneft Oil Co. OJSC GDR (Reg. S)		217,412	1,436,006
Rostelecom PJSC (b)		15,000	20,819
Rostelecom PJSC sponsored ADR		24,117	204,512
RusHydro PJSC (b)		4,764,700	81,876
RusHydro PJSC ADR		207,336	351,435
Sberbank of Russia		593,015	1,695,039
Sberbank of Russia sponsored ADR		391,262	4,562,115
Severstal PAO (b)		5,109	80,684
Severstal PAO GDR (Reg. S)		39,925	632,811
Sistema JSFC sponsored GDR		36,709	351,305
Surgutneftegas OJSC (b)		10,100	5,432
Surgutneftegas OJSC sponsored ADR		201,700	1,080,104
Tatneft PAO (b)		40,400	273,139
Tatneft PAO sponsored ADR		42,623	1,730,494
VTB Bank OJSC (b)		132,224,000	151,600
VTB Bank OJSC sponsored GDR (Reg. S)		490,772	1,114,052

TOTAL RUSSIA			35,181,324

Singapore - 0.9%
Ascendas Real Estate Investment Trust (b)		516,000	900,671
CapitaCommercial Trust (REIT)		434,900	470,588
CapitaLand Ltd.		531,100	1,239,805
CapitaMall Trust		529,300	728,593
City Developments Ltd.		87,200	571,083
ComfortDelgro Corp. Ltd.		468,700	801,481
DBS Group Holdings Ltd.		372,631	5,015,653
Global Logistic Properties Ltd.		558,600	1,030,518
Hutchison Port Holdings Trust		1,124,000	477,700
Jardine Cycle & Carriage Ltd.		20,593	604,194
Keppel Corp. Ltd.		302,000	1,322,127
Oversea-Chinese Banking Corp. Ltd.		662,025	4,410,838
Sembcorp Industries Ltd.		209,400	468,024
Singapore Airlines Ltd.		110,600	776,911
Singapore Airport Terminal Service Ltd.		143,800	538,733
Singapore Exchange Ltd.		167,100	879,755
Singapore Press Holdings Ltd.		346,600	848,455
Singapore Technologies Engineering Ltd.		319,100	747,174
Singapore Telecommunications Ltd.		1,680,800	4,615,387
StarHub Ltd.		128,600	271,006
Suntec (REIT)		511,400	627,752
United Overseas Bank Ltd.		272,633	4,046,889
UOL Group Ltd.		103,134	466,147
Wilmar International Ltd.		398,100	1,095,986
Yangzijiang Shipbuilding Holdings Ltd.		398,700	227,732

TOTAL SINGAPORE			33,183,202

South Africa - 1.5%
Anglo American Platinum Ltd. (b)		11,799	307,580
AngloGold Ashanti Ltd. (b)		83,915	1,066,378
Aspen Pharmacare Holdings Ltd.		75,631	1,728,709
Barclays Africa Group Ltd.		88,835	1,046,967
Bidcorp Ltd.		69,952	1,205,666
Bidvest Group Ltd.		65,353	769,007
Capitec Bank Holdings Ltd.		8,991	468,406
Coronation Fund Managers Ltd.		50,514	250,077
Discovery Ltd.		76,984	657,406
Exxaro Resources Ltd.		31,655	249,763
FirstRand Ltd.		707,875	2,637,130
Fortress Income Fund Ltd.:
Class A		216,806	276,578
Class B		157,674	406,969
Foschini Ltd.		45,277	540,233
Gold Fields Ltd.		179,681	621,328
Growthpoint Properties Ltd.		439,027	856,876
Hyprop Investments Ltd.		49,106	437,344
Impala Platinum Holdings Ltd. (b)		136,915	545,635
Imperial Holdings Ltd.		31,022	384,028
Investec Ltd.		55,095	387,444
Liberty Holdings Ltd.		24,587	200,710
Life Healthcare Group Holdings Ltd.		199,337	497,048
Massmart Holdings Ltd.		23,896	238,180
MMI Holdings Ltd.		217,611	398,886
Mondi Ltd.		25,681	564,258
Mr Price Group Ltd.		52,917	638,774
MTN Group Ltd.		348,338	3,248,199
Naspers Ltd. Class N		92,099	14,672,473
Nedbank Group Ltd.		40,734	701,955
Netcare Ltd.		202,126	484,502
Pick 'n Pay Stores Ltd.		79,914	405,412
Pioneer Foods Ltd.		25,332	311,861
PSG Group Ltd.		20,202	340,143
Rand Merchant Insurance Holdings Ltd.		142,835	412,552
Redefine Properties Ltd.		936,449	774,178
Remgro Ltd.		110,968	1,856,274
Resilient Property Income Fund Ltd.		59,594	518,589
RMB Holdings Ltd.		144,530	696,854
Sanlam Ltd.		295,347	1,424,460
Sappi Ltd.		117,727	756,336
Sasol Ltd.		116,485	3,474,978
Shoprite Holdings Ltd.		89,932	1,194,644
Sibanye Gold Ltd.		162,246	366,829
Spar Group Ltd.		41,203	582,499
Standard Bank Group Ltd.		272,210	2,907,344
Telkom SA Ltd.		57,387	313,574
Tiger Brands Ltd.		34,278	1,031,800
Truworths International Ltd.		97,486	586,001
Tsogo Sun Holdings Ltd.		72,446	142,473
Vodacom Group Ltd.		79,091	886,289
Woolworths Holdings Ltd.		205,269	1,129,551

TOTAL SOUTH AFRICA			56,601,150

Spain - 2.2%
Abertis Infraestructuras SA		134,851	1,928,097
ACS Actividades de Construccion y Servicios SA		39,152	1,203,695
ACS Actividades de Construccion y Servicios SA rights 2/23/17 (b)		39,152	17,582
Aena SA		14,208	2,060,598
Amadeus IT Holding SA Class A		92,292	4,258,651
Banco Bilbao Vizcaya Argentaria SA		1,382,523	9,401,976
Banco de Sabadell SA		1,105,375	1,663,394
Banco Popular Espanol SA (a)		723,700	746,860
Banco Santander SA:
(Spain)		3,056,935	16,991,501
(Spain) sponsored ADR		13,383	74,409
Bankia SA		992,007	1,044,100
Bankinter SA		138,904	1,114,855
CaixaBank SA		691,244	2,522,895
Distribuidora Internacional de Alimentacion SA		134,961	712,863
Enagas SA		48,763	1,194,920
Endesa SA		67,343	1,384,510
Ferrovial SA		102,641	1,855,916
Gas Natural SDG SA		72,860	1,401,585
Grifols SA		62,371	1,334,471
Iberdrola SA		1,139,713	7,198,589
Iberdrola SA		25,326	159,498
Inditex SA		229,361	7,560,319
International Consolidated Airlines Group SA		183,051	1,096,700
MAPFRE SA (Reg.)		218,034	659,030
Red Electrica Corporacion SA		90,673	1,621,418
Repsol YPF SA		236,787	3,509,584
Telefonica SA		979,419	9,475,980
Zardoya Otis SA		42,037	353,956

TOTAL SPAIN			82,547,952

Sweden - 2.0%
Alfa Laval AB		60,557	1,129,849
ASSA ABLOY AB (B Shares)		210,788	3,988,629
Atlas Copco AB:
(A Shares)		140,543	4,503,687
(B Shares)		83,255	2,413,768
Boliden AB		56,969	1,661,441
Electrolux AB (B Shares)		50,110	1,331,936
Getinge AB (B Shares)		43,249	699,136
H&M Hennes & Mauritz AB (B Shares)		199,469	5,701,004
Hexagon AB (B Shares)		54,554	2,157,936
Husqvarna AB (B Shares)		87,970	736,176
ICA Gruppen AB		16,244	530,566
Industrivarden AB (C Shares)		33,587	650,460
Investor AB (B Shares)		96,557	3,851,418
Kinnevik AB (B Shares)		48,674	1,248,137
Lundbergfoeretagen AB		7,966	512,725
Lundin Petroleum AB (b)		40,582	875,006
Nordea Bank AB		639,326	7,725,619
Sandvik AB		225,092	3,036,533
Securitas AB (B Shares)		64,567	1,027,509
Skandinaviska Enskilda Banken AB (A Shares)		319,928	3,593,525
Skanska AB (B Shares)		71,909	1,759,272
SKF AB (B Shares)		83,481	1,679,717
Svenska Cellulosa AB (SCA) (B Shares)		128,257	3,859,459
Svenska Handelsbanken AB (A Shares)		319,826	4,774,589
Swedbank AB (A Shares)		190,715	4,820,693
Swedish Match Co. AB		39,326	1,279,530
Tele2 AB (B Shares)		73,751	650,489
Telefonaktiebolaget LM Ericsson (B Shares)		644,398	3,813,762
TeliaSonera AB		549,163	2,227,647
Volvo AB (B Shares)		325,139	4,155,725

TOTAL SWEDEN			76,395,943

Switzerland - 6.1%
ABB Ltd. (Reg.)		396,800	9,456,078
Actelion Ltd.		20,399	5,326,031
Adecco SA (Reg.)		34,088	2,425,138
Aryzta AG		18,859	517,620
Baloise Holdings AG		10,450	1,341,165
Barry Callebaut AG		446	549,866
Coca-Cola HBC AG		37,911	864,180
Compagnie Financiere Richemont SA Series A		109,653	8,539,746
Credit Suisse Group AG		416,780	6,362,200
Credit Suisse Group AG sponsored ADR		421	6,399
Dufry AG (b)		9,551	1,358,017
Ems-Chemie Holding AG		1,716	884,402
Galenica AG		809	884,582
Geberit AG (Reg.)		7,810	3,327,468
Givaudan SA		1,945	3,496,695
Julius Baer Group Ltd.		48,530	2,281,433
Kuehne & Nagel International AG		11,239	1,531,016
Lafargeholcim Ltd. (Reg.)		95,483	5,104,392
Lindt & Spruengli AG		21	1,361,482
Lindt & Spruengli AG (participation certificate)		213	1,179,566
Lonza Group AG		11,114	2,031,754
Nestle SA		654,934	47,983,435
Novartis AG		469,834	34,686,689
Pargesa Holding SA		7,121	472,431
Partners Group Holding AG		3,661	1,845,206
Roche Holding AG (participation certificate)		147,853	35,033,534
Schindler Holding AG:
(participation certificate)		8,982	1,706,448
(Reg.)		3,826	719,151
SGS SA (Reg.)		1,149	2,429,092
Sika AG		453	2,373,609
Sonova Holding AG Class B		11,200	1,475,903
Swatch Group AG (Bearer)		6,407	2,262,894
Swatch Group AG (Bearer) (Reg.)		10,715	747,143
Swiss Life Holding AG		6,703	2,026,039
Swiss Prime Site AG		14,797	1,230,653
Swiss Re Ltd.		68,087	6,337,035
Swisscom AG		5,521	2,426,997
Syngenta AG (Switzerland)		19,479	8,278,838
UBS Group AG (a)		761,565	12,290,630
UBS Group AG		7,544	121,534
Zurich Insurance Group AG		31,688	9,125,309

TOTAL SWITZERLAND			232,401,800

Taiwan - 2.8%
Acer, Inc.		622,060	287,192
Advanced Semiconductor Engineering, Inc.		1,320,639	1,462,591
Advantech Co. Ltd.		69,516	590,620
Asia Cement Corp.		508,785	436,351
Asia Pacific Telecom Co. Ltd. (b)		416,000	135,375
ASUSTeK Computer, Inc.		146,422	1,281,583
AU Optronics Corp.		1,773,000	737,818
Catcher Technology Co. Ltd.		136,000	1,111,877
Cathay Financial Holding Co. Ltd.		1,712,227	2,607,550
Chang Hwa Commercial Bank		1,035,081	575,773
Cheng Shin Rubber Industry Co. Ltd.		392,513	782,748
Chicony Electronics Co. Ltd.		120,563	284,878
China Airlines Ltd.		539,835	162,692
China Development Finance Holding Corp.		2,707,819	692,788
China Life Insurance Co. Ltd.		709,253	695,825
China Steel Corp.		2,456,421	1,992,512
Chinatrust Financial Holding Co. Ltd.		3,665,255	2,091,712
Chunghwa Picture Tubes, Ltd. (b)		551	25
Chunghwa Telecom Co. Ltd.		799,400	2,620,403
Compal Electronics, Inc.		908,394	548,989
Delta Electronics, Inc.		410,383	2,289,372
E.SUN Financial Holdings Co. Ltd.		1,686,155	997,405
ECLAT Textile Co. Ltd.		41,589	433,351
EVA Airways Corp.		418,931	202,814
Evergreen Marine Corp. (Taiwan) (b)		394,730	163,255
Far Eastern Textile Ltd.		703,032	586,038
Far EasTone Telecommunications Co. Ltd.		323,000	770,465
Feng Tay Enterprise Co. Ltd.		72,760	317,256
First Financial Holding Co. Ltd.		2,037,518	1,139,920
Formosa Chemicals & Fibre Corp.		676,620	2,099,896
Formosa Petrochemical Corp.		237,000	809,237
Formosa Plastics Corp.		867,640	2,509,133
Formosa Taffeta Co. Ltd.		161,000	155,371
Foxconn Technology Co. Ltd.		184,811	520,828
Fubon Financial Holding Co. Ltd.		1,394,487	2,262,261
Giant Manufacturing Co. Ltd.		55,042	361,764
Highwealth Construction Corp.		180,400	269,815
HIWIN Technologies Corp.		43,600	225,056
Hon Hai Precision Industry Co. Ltd. (Foxconn)		3,260,742	8,750,232
Hotai Motor Co. Ltd.		53,000	608,326
HTC Corp. (b)		147,057	373,884
Hua Nan Financial Holdings Co. Ltd.		1,563,880	824,797
Innolux Corp.		1,836,819	777,352
Inventec Corp.		563,209	424,341
Largan Precision Co. Ltd.		21,000	2,996,105
Lite-On Technology Corp.		434,053	656,844
MediaTek, Inc.		312,989	2,142,420
Mega Financial Holding Co. Ltd.		2,269,833	1,695,616
Merida Industry Co. Ltd.		48,050	250,337
Micro-Star International Co. Ltd.		150,000	363,572
Nan Ya Plastics Corp.		999,980	2,356,440
Nanya Technology Corp.		152,000	233,917
Nien Made Enterprise Co. Ltd.		33,000	309,469
Novatek Microelectronics Corp.		123,000	435,758
OBI Pharma, Inc. (b)		23,000	213,847
Pegatron Corp.		403,652	971,907
Phison Electronics Corp.		31,199	247,067
Pou Chen Corp.		477,240	605,147
Powertech Technology, Inc.		145,700	399,396
President Chain Store Corp.		123,000	920,809
Quanta Computer, Inc.		563,000	1,148,003
Realtek Semiconductor Corp.		100,744	352,065
Ruentex Development Co. Ltd. (b)		182,984	223,226
Ruentex Industries Ltd.		122,484	226,979
Shin Kong Financial Holding Co. Ltd. (b)		1,769,637	455,593
Siliconware Precision Industries Co. Ltd.		454,000	694,976
Sinopac Holdings Co.		2,149,620	635,434
Standard Foods Corp.		86,713	213,512
Synnex Technology International Corp.		307,920	321,835
TaiMed Biologics, Inc. (b)		35,000	180,103
Taishin Financial Holdings Co. Ltd.		1,828,673	691,824
Taishin Financial Holdings Co. Ltd. Rights(b)		65,537	0
Taiwan Business Bank		825,381	216,199
Taiwan Cement Corp.		674,110	765,089
Taiwan Cooperative Financial Holding Co. Ltd.		1,634,914	749,564
Taiwan Fertilizer Co. Ltd.		156,000	203,562
Taiwan Mobile Co. Ltd.		329,400	1,103,615
Taiwan Semiconductor Manufacturing Co. Ltd.		5,183,000	31,038,753
TECO Electric & Machinery Co. Ltd.		380,000	343,566
Transcend Information, Inc.		39,000	106,908
Unified-President Enterprises Corp.		1,006,620	1,726,621
United Microelectronics Corp.		2,558,000	933,517
Vanguard International Semiconductor Corp.		197,000	355,592
Wistron Corp.		541,928	463,038
WPG Holding Co. Ltd.		324,107	388,631
Yuanta Financial Holding Co. Ltd.		1,951,085	775,667
Yulon Motor Co. Ltd.		184,000	162,524

TOTAL TAIWAN			106,246,518

Thailand - 0.5%
Advanced Info Service PCL (For. Reg.)		226,300	1,024,901
Airports of Thailand PCL (For. Reg.)		92,800	1,094,330
Bangkok Bank PCL (For. Reg.)		61,400	317,428
Bangkok Dusit Medical Services PCL (For. Reg.)		845,600	534,710
Bangkok Expressway and Metro PCL		1,505,800	302,382
Banpu PCL (For. Reg.)		396,000	218,825
BEC World PCL (For. Reg.)		218,000	109,908
Berli Jucker PCL (For. Reg)		263,500	375,276
BTS Group Holdings PCL		1,254,900	298,467
Bumrungrad Hospital PCL (For. Reg.)		77,300	394,124
C.P. ALL PCL (For. Reg.)		1,072,400	1,848,044
Central Pattana PCL (For. Reg.)		296,100	476,526
Charoen Pokphand Foods PCL (For. Reg.)		577,200	468,567
Delta Electronics PCL (For. Reg.)		109,900	268,431
Electricity Generating PCL (For. Reg.)		27,100	155,927
Energy Absolute PCL		251,200	203,922
Glow Energy PCL (For. Reg.)		114,000	253,279
Home Product Center PCL (For. Reg.)		845,847	239,726
Indorama Ventures PCL (For. Reg.)		314,800	313,836
IRPC PCL (For. Reg.)		2,152,800	318,865
Kasikornbank PCL		44,700	238,731
Kasikornbank PCL (For. Reg.)		333,200	1,779,534
KCE Electronics PCL		65,200	202,430
Krung Thai Bank PCL (For. Reg.)		746,175	403,826
Minor International PCL (For. Reg.)		464,470	459,740
PTT Exploration and Production PCL (For. Reg.)		299,051	834,779
PTT Global Chemical PCL (For. Reg.)		448,386	865,290
PTT PCL (For. Reg.)		215,600	2,481,020
Robinsons Department Store PCL (For. Reg.)		108,300	178,919
Siam Cement PCL (For. Reg.)		86,850	1,246,811
Siam Commercial Bank PCL (For. Reg.)		382,400	1,644,731
Thai Oil PCL (For. Reg.)		174,300	356,221
Thai Union Frozen Products PCL (For. Reg.)		405,000	239,949
TMB PCL (For. Reg.)		2,775,500	184,994
True Corp. PCL (For. Reg.)		2,210,335	412,382

TOTAL THAILAND			20,746,831

Turkey - 0.2%
Akbank T.A.S.		460,341	1,024,837
Anadolu Efes Biracilik Ve Malt Sanayii A/S		43,952	246,951
Arcelik A/S		51,346	311,085
Bim Birlesik Magazalar A/S JSC		45,029	642,649
Coca-Cola Icecek Sanayi A/S		15,431	157,944
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S		417,570	339,753
Eregli Demir ve Celik Fabrikalari T.A.S.		299,410	461,040
Ford Otomotiv Sanayi A/S		14,266	132,030
Haci Omer Sabanci Holding A/S		201,729	533,574
Koc Holding A/S		136,489	549,479
Petkim Petrokimya Holding A/S		149,398	166,695
TAV Havalimanlari Holding A/S		33,987	139,888
Tofas Turk Otomobil Fabrikasi A/S		25,388	175,213
Tupras Turkiye Petrol Rafinelleri A/S		26,873	583,661
Turk Hava Yollari AO (b)		111,739	164,063
Turk Sise ve Cam Fabrikalari A/S		145,435	155,721
Turk Telekomunikasyon A/S		121,021	180,578
Turkcell Iletisim Hizmet A/S		186,935	561,823
Turkiye Garanti Bankasi A/S		482,725	1,064,435
Turkiye Halk Bankasi A/S		120,598	358,935
Turkiye Is Bankasi A/S Series C		316,859	500,505
Turkiye Vakiflar Bankasi TAO		136,192	177,227
Ulker Biskuvi Sanayi A/S		31,627	152,555
Yapi ve Kredi Bankasi A/S (b)		200,595	203,617

TOTAL TURKEY			8,984,258

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC (b)		398,730	775,118
Aldar Properties PJSC (b)		684,945	477,405
DP World Ltd.		35,733	675,354
Dubai Islamic Bank Pakistan Ltd. (b)		257,614	417,328
Dubai Parks and Resorts PJSC (b)		660,937	215,940
Emaar Malls Group PJSC (b)		412,155	283,904
Emaar Properties PJSC		733,979	1,484,784
Emirates Telecommunications Corp.		365,535	1,781,447
First Gulf Bank PJSC		181,801	640,998
National Bank of Abu Dhabi PJSC (b)		147,000	416,238

TOTAL UNITED ARAB EMIRATES			7,168,516

United Kingdom - 11.6%
3i Group PLC		205,758	1,811,905
Aberdeen Asset Management PLC		196,888	651,593
Admiral Group PLC		43,792	978,404
Anglo American PLC (United Kingdom) (b)		294,713	5,034,771
Antofagasta PLC		85,033	893,212
Ashtead Group PLC		105,577	2,133,023
Associated British Foods PLC		74,983	2,250,681
AstraZeneca PLC (United Kingdom)		265,803	14,105,911
Auto Trader Group PLC		204,183	1,027,449
Aviva PLC		854,231	5,143,225
Babcock International Group PLC		54,599	613,362
BAE Systems PLC		669,175	4,914,888
Barclays PLC		3,556,106	9,869,337
Barratt Developments PLC		208,514	1,253,058
Berkeley Group Holdings PLC		26,882	946,892
BHP Billiton PLC		443,903	8,095,822
BP PLC		3,953,679	23,613,502
British American Tobacco PLC (United Kingdom)		392,415	24,222,968
British Land Co. PLC		205,337	1,505,970
BT Group PLC		1,775,993	6,788,614
Bunzl PLC		70,853	1,861,990
Burberry Group PLC		93,126	1,921,301
Capita Group PLC		143,708	904,827
Carnival PLC		40,009	2,140,435
Carphone Warehouse Group PLC		201,241	799,736
Centrica PLC		1,155,250	3,259,762
Cobham PLC		370,703	632,363
Coca-Cola European Partners PLC		45,449	1,567,537
Compass Group PLC		345,984	6,157,496
Croda International PLC		27,390	1,153,608
Diageo PLC		531,078	14,752,215
Direct Line Insurance Group PLC		286,806	1,280,847
easyJet PLC		33,989	406,203
Fresnillo PLC		47,406	866,522
G4S PLC (United Kingdom)		318,419	1,022,257
GKN PLC		363,442	1,575,808
GlaxoSmithKline PLC		1,026,884	19,844,533
Hammerson PLC		164,733	1,132,534
Hargreaves Lansdown PLC		56,591	963,221
Hikma Pharmaceuticals PLC		29,269	671,604
HSBC Holdings PLC (United Kingdom)		4,185,385	35,705,220
IMI PLC		59,106	866,983
Imperial Tobacco Group PLC		201,598	9,316,374
Inmarsat PLC		97,213	743,547
InterContinental Hotel Group PLC		39,589	1,832,749
Intertek Group PLC		33,847	1,444,298
Intu Properties PLC		202,882	689,875
Investec PLC		142,351	1,005,520
ITV PLC		761,298	1,946,073
J Sainsbury PLC		339,837	1,102,561
Johnson Matthey PLC		40,653	1,662,609
Kingfisher PLC		472,592	2,005,112
Land Securities Group PLC		166,386	2,080,577
Legal & General Group PLC		1,252,448	3,701,036
Lloyds Banking Group PLC		13,533,860	11,100,501
London Stock Exchange Group PLC		66,572	2,655,636
Marks & Spencer Group PLC		340,079	1,441,463
Mediclinic International PLC		47,912	468,631
Mediclinic International PLC		26,869	265,339
Meggitt PLC		160,555	844,067
Merlin Entertainments PLC		148,351	890,391
Mondi PLC		77,279	1,702,269
National Grid PLC		794,396	9,304,913
Next PLC		29,308	1,412,100
Old Mutual PLC		1,037,527	2,710,919
Pearson PLC		167,679	1,307,231
Pearson PLC sponsored ADR (a)		4,952	38,328
Persimmon PLC		64,456	1,564,142
Provident Financial PLC		30,410	1,042,470
Prudential PLC		540,526	10,474,723
Reckitt Benckiser Group PLC		133,330	11,440,464
RELX PLC		229,753	4,112,887
Rio Tinto PLC		261,194	11,571,677
Rolls-Royce Holdings PLC		386,812	3,257,974
Royal Bank of Scotland Group PLC (b)		740,077	2,073,300
Royal Dutch Shell PLC:
Class A (Netherlands)		87,165	2,361,254
Class A (United Kingdom)		795,384	21,572,149
Class B (United Kingdom)		814,545	23,006,364
Royal Mail PLC		185,696	961,521
RSA Insurance Group PLC		216,792	1,564,074
Sage Group PLC		227,541	1,754,692
Schroders PLC		29,466	1,087,582
Scottish & Southern Energy PLC		212,939	4,002,962
Segro PLC		171,258	994,267
Severn Trent PLC		49,127	1,402,900
SKY PLC		216,844	2,730,625
Smith & Nephew PLC		188,555	2,820,720
Smiths Group PLC		82,856	1,564,535
St. James's Place Capital PLC		110,940	1,494,715
Standard Chartered PLC (United Kingdom) (b)		690,192	6,721,213
Standard Life PLC		415,251	1,805,888
Tate & Lyle PLC		96,690	815,570
Taylor Wimpey PLC		681,205	1,431,973
Tesco PLC (b)		1,718,419	4,221,405
The Weir Group PLC		44,635	1,125,824
Travis Perkins PLC		51,317	938,010
Unilever PLC		270,196	10,944,518
United Utilities Group PLC		142,702	1,646,190
Vodafone Group PLC		5,589,164	13,690,836
Whitbread PLC		38,461	1,899,070
William Hill PLC		189,000	615,566
WM Morrison Supermarkets PLC		467,779	1,389,368
Worldpay Group PLC		377,707	1,362,612

TOTAL UNITED KINGDOM			438,477,748

United States of America - 0.1%
Sodexo SA		6,008	663,805
Southern Copper Corp. (a)		17,949	688,524
Yum China Holdings, Inc. (b)		85,581	2,351,766

TOTAL UNITED STATES OF AMERICA			3,704,095

TOTAL COMMON STOCKS
(Cost $3,605,060,140)			3,722,722,108

Nonconvertible Preferred Stocks - 1.6%
Brazil - 0.8%
Ambev SA sponsored ADR		39,361	212,156
Banco Bradesco SA:
(PN)		563,127	5,843,754
(PN) sponsored ADR		23,290	240,590
Brasil Foods SA sponsored ADR		5,717	80,781
Braskem SA (PN-A)		34,400	355,233
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) (b)		50,400	395,222
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)		34,601	636,217
Companhia Energetica de Minas Gerais (CEMIG) (PN) (b)		168,504	488,758
Companhia Paranaense de Energia-Copel (PN-B)		23,400	238,745
Gerdau SA (PN)		199,750	773,365
Itau Unibanco Holding SA		636,174	7,518,365
Itau Unibanco Holding SA sponsored ADR		41,228	486,903
Itausa-Investimentos Itau SA (PN)		806,470	2,375,057
Lojas Americanas SA (PN)		123,137	653,766
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.) (b)		801,240	3,819,182
(PN) sponsored (non-vtg.) (b)		35,440	337,034
sponsored ADR (b)		6,520	66,895
Suzano Papel e Celulose SA		87,900	373,793
Telefonica Brasil SA		93,240	1,380,950
Vale SA:
(PN-A)		388,000	3,761,671
(PN-A) sponsored ADR (a)		24,670	239,052

TOTAL BRAZIL			30,277,489

Chile - 0.0%
Embotelladora Andina SA Class B		57,348	206,694
Sociedad Quimica y Minera de Chile SA (PN-B)		21,010	677,976

TOTAL CHILE			884,670

Colombia - 0.0%
Bancolombia SA (PN)		96,084	905,402
Grupo Aval Acciones y Valores SA		682,257	278,758
Grupo de Inversiones Suramerica SA		26,518	344,718

TOTAL COLOMBIA			1,528,878

France - 0.1%
Air Liquide SA (b)		32,925	3,554,254
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)		11,285	844,833
Fuchs Petrolub AG		14,450	659,672
Henkel AG & Co. KGaA		37,372	4,546,664
Porsche Automobil Holding SE (Germany)		32,023	1,918,570
Volkswagen AG		39,172	6,084,980

TOTAL GERMANY			14,054,719

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)		1,228,609	877,336
Korea (South) - 0.2%
AMOREPACIFIC Corp.		1,987	309,704
Hyundai Motor Co.		5,760	465,648
Hyundai Motor Co. Series 2		7,467	621,799
LG Chemical Ltd.		2,089	310,184
LG Household & Health Care Ltd.		441	202,572
Samsung Electronics Co. Ltd.		3,905	5,326,996

TOTAL KOREA (SOUTH)			7,236,903

Russia - 0.1%
AK Transneft OAO (b)		324	1,100,108
Surgutneftegas OJSC (b)		956,117	545,941

TOTAL RUSSIA			1,646,049

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $61,646,700)			60,060,298
		Principal Amount(c)	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $46,681)	INR	233,068	47,432

U.S. Government and Government Agency Obligations - 0.2%
U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.39% to 0.57% 3/30/17 to 6/22/17 (d)
(Cost $7,988,166)		8,000,000	7,988,391
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $7,988,166)			7,988,391
		Shares	Value

Money Market Funds - 3.2%
Fidelity Cash Central Fund, 0.62% (e)		55,700,245	$55,711,385
Fidelity Securities Lending Cash Central Fund 0.65% (e)(f)		65,118,225	65,131,249
TOTAL MONEY MARKET FUNDS
(Cost $120,834,628)			120,842,634
TOTAL INVESTMENT PORTFOLIO - 103.3%
(Cost $3,795,576,315)			3,911,660,863
NET OTHER ASSETS (LIABILITIES) - (3.3)%			(125,551,945)
NET ASSETS - 100%			$3,786,108,918

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Amount is stated in United States dollars unless otherwise noted.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,597,090.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$127,501
Fidelity Securities Lending Cash Central Fund	95,228
Total	$222,729

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$428,528,795	$283,226,424	$145,302,371	$--
Consumer Staples	365,453,729	201,453,720	164,000,009	--
Energy	261,717,159	131,943,390	129,773,769	--
Financials	889,542,029	557,176,956	332,365,070	3
Health Care	301,044,621	99,726,549	201,318,072	--
Industrials	442,811,981	354,118,411	88,693,570	--
Information Technology	364,052,590	230,670,721	133,381,867	2
Materials	316,212,404	242,931,133	73,281,271	--
Real Estate	122,237,142	86,187,657	36,049,485	--
Telecommunication Services	175,878,638	54,823,848	121,054,790	--
Utilities	115,303,318	67,744,692	47,558,626	--
Corporate Bonds	47,432	--	47,432	--
U.S. Government and Government Agency Obligations	7,988,391	--	7,988,391	--
Money Market Funds	120,842,634	120,842,634	--	--
Total Investments in Securities:	$3,911,660,863	$2,430,846,135	$1,480,814,723	$5

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$298,901,735
Level 2 to Level 1	$68,151,838

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $3,835,898,398. Net unrealized appreciation aggregated $75,762,465, of which $512,066,402 related to appreciated investment securities and $436,303,937 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Emerging Markets Index Fund

January 31, 2017

EMX-QTLY-0317
1.929351.105

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.1%
		Shares	Value
Bermuda - 0.9%
Alibaba Health Information Technology Ltd. (a)		636,000	$294,800
Alibaba Pictures Group Ltd. (a)		2,140,000	359,527
Beijing Enterprises Water Group Ltd.		824,000	571,511
Brilliance China Automotive Holdings Ltd.		586,000	825,522
China Gas Holdings Ltd.		328,000	474,830
China Resource Gas Group Ltd.		168,000	530,943
Cosco Shipping Ports Ltd.		326,735	324,686
Credicorp Ltd.		6,502	1,062,492
Credicorp Ltd. (United States)		6,581	1,077,178
GOME Electrical Appliances Holdings Ltd.		2,267,802	282,242
Haier Electronics Group Co. Ltd.		249,000	437,993
Hanergy Thin Film Power Group Ltd. (a)		1,618,000	2
HengTen Networks Group Ltd. (a)		4,140,000	117,209
Kunlun Energy Co. Ltd.		626,000	497,169
Nine Dragons Paper (Holdings) Ltd.		324,000	372,903

TOTAL BERMUDA			7,229,007

Brazil - 4.4%
AES Tiete Energia SA unit		35,729	164,863
Ambev SA		912,400	4,980,255
Banco Bradesco SA		158,701	1,618,689
Banco do Brasil SA		166,400	1,642,824
Banco Santander SA (Brasil) unit		79,200	786,948
BB Seguridade Participacoes SA		136,100	1,205,468
BM&F BOVESPA SA		334,100	1,960,429
BR Malls Participacoes SA		108,570	505,449
Brasil Foods SA		118,200	1,667,726
CCR SA		172,200	847,584
Centrais Eletricas Brasileiras SA (Electrobras) (a)		39,400	260,449
Cetip SA - Mercados Organizado		42,317	631,848
Cielo SA		197,579	1,660,965
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		64,800	644,689
Companhia Siderurgica Nacional SA (CSN) (a)		122,300	448,277
Cosan SA Industria e Comercio		24,400	311,824
CPFL Energia SA		39,872	320,510
Drogasil SA		45,000	935,388
Duratex SA		57,905	138,556
EDP Energias do Brasil SA		59,557	265,550
Embraer SA		126,300	721,462
ENGIE Brasil Energia SA		31,200	354,467
Equatorial Energia SA		37,500	691,425
Fibria Celulose SA		48,800	454,843
Hypermarcas SA		65,900	584,528
JBS SA		139,800	527,949
Klabin SA unit		105,200	542,175
Kroton Educacional SA		268,048	1,149,227
Localiza Rent A Car SA		31,390	367,085
Lojas Americanas SA		29,898	124,769
Lojas Renner SA		125,200	948,804
M. Dias Branco SA		6,700	263,484
Multiplan Empreendimentos Imobiliarios SA		16,100	319,077
Multiplan Empreendimentos Imobiliarios SA rights 2/13/17 (a)		875	1,238
Natura Cosmeticos SA		33,800	271,056
Odontoprev SA		52,500	186,768
Petroleo Brasileiro SA - Petrobras (ON) (a)		570,700	2,932,193
Porto Seguro SA		22,500	187,649
Qualicorp SA		43,800	286,477
Rumo Logistica Operadora Multimodal SA (a)		158,300	376,773
Sul America SA unit		34,128	201,339
TIM Participacoes SA		160,700	456,433
Ultrapar Participacoes SA		70,300	1,476,008
Vale SA		246,500	2,517,334
Weg SA		106,440	537,419

TOTAL BRAZIL			37,478,273

British Virgin Islands - 0.0%
Tianhe Chemicals Group Ltd. (a)		376,000	57,886
Cayman Islands - 11.2%
3SBio, Inc. (a)		201,500	196,756
58.com, Inc. ADR (a)(b)		15,978	466,238
AAC Technology Holdings, Inc.		142,500	1,463,431
Alibaba Group Holding Ltd. sponsored ADR (a)(b)		217,045	21,988,829
Anta Sports Products Ltd.		190,000	604,742
Baidu.com, Inc. sponsored ADR (a)		52,534	9,197,127
Belle International Holdings Ltd.		1,231,000	750,350
Casetek Holdings		21,000	64,500
Chailease Holding Co. Ltd.		205,000	368,061
China Conch Venture Holdings Ltd.		269,500	517,431
China Huishan Dairy Holdings Co. Ltd.		801,000	299,087
China Medical System Holdings Ltd.		247,000	402,495
China Mengniu Dairy Co. Ltd.		532,000	993,056
China Resources Land Ltd.		536,744	1,327,665
China State Construction International Holdings Ltd.		352,000	571,984
Country Garden Holdings Co. Ltd.		1,049,737	601,933
Ctrip.com International Ltd. ADR (a)(b)		72,209	3,120,151
ENN Energy Holdings Ltd.		148,000	729,633
Evergrande Real Estate Group Ltd. (b)		804,000	560,042
Fullshare Holdings Ltd.		1,295,000	545,606
GCL-Poly Energy Holdings Ltd.		2,564,000	331,364
Geely Automobile Holdings Ltd.		1,025,000	1,211,472
Haitian International Holdings Ltd.		126,000	256,314
Hengan International Group Co. Ltd.		142,000	1,162,590
JD.com, Inc. sponsored ADR (a)(b)		129,399	3,674,932
Kingsoft Corp. Ltd.		149,000	311,944
Longfor Properties Co. Ltd.		287,500	413,908
NetEase, Inc. ADR		15,258	3,874,006
New Oriental Education & Technology Group, Inc. sponsored ADR (a)		25,828	1,228,121
Qunar Cayman Islands Ltd. sponsored ADR (a)(b)		7,041	214,258
Semiconductor Manufacturing International Corp. (a)		520,200	713,327
Shenzhou International Group Holdings Ltd.		106,000	653,850
Shimao Property Holdings Ltd.		227,000	304,105
SINA Corp.		11,024	768,593
Sino Biopharmaceutical Ltd.		843,000	661,652
SOHO China Ltd.		414,000	209,445
Sunac China Holdings Ltd.		381,000	338,457
Sunny Optical Technology Group Co. Ltd.		138,000	808,612
TAL Education Group ADR (a)(b)		8,127	658,206
Tencent Holdings Ltd.		1,097,800	28,702,402
Tingyi (Cayman Islands) Holding Corp.		370,000	420,588
Vipshop Holdings Ltd. ADR (a)		78,390	887,375
Want Want China Holdings Ltd. (b)		1,086,000	774,812
Weibo Corp. sponsored ADR (a)(b)		6,023	290,429
YY, Inc. ADR (a)(b)		5,812	238,757
Zhen Ding Technology Holding Ltd.		73,000	153,066

TOTAL CAYMAN ISLANDS			94,031,702

Chile - 1.0%
AES Gener SA		585,016	203,852
Aguas Andinas SA		493,038	267,684
Banco de Chile		4,788,310	570,766
Banco de Credito e Inversiones		7,307	375,661
Banco Santander Chile		12,874,618	696,757
Cencosud SA		278,162	810,587
Colbun SA		1,544,096	294,023
Compania Cervecerias Unidas SA		28,315	320,610
Compania de Petroleos de Chile SA (COPEC)		89,012	910,603
CorpBanca SA		30,484,229	249,627
Empresa Nacional de Electricidad SA		605,916	389,825
Empresa Nacional de Electricidad SA sponsored ADR		203	3,934
Empresa Nacional de Telecomunicaciones SA (ENTEL) (a)		29,130	315,160
Empresas CMPC SA		236,763	509,648
Enel Chile SA		3,678,783	354,506
Enersis SA		5,589,201	999,649
LATAM Airlines Group SA (a)		59,666	551,421
LATAM Airlines Group SA sponsored ADR		212	1,944
S.A.C.I. Falabella		119,000	964,550
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR		168	5,430

TOTAL CHILE			8,796,237

China - 9.8%
Agricultural Bank of China Ltd. (H Shares)		4,741,000	1,980,419
Air China Ltd. (H Shares)		366,000	261,884
Aluminum Corp. of China Ltd. (H Shares) (a)		778,000	401,844
Anhui Conch Cement Co. Ltd. (H Shares)		240,500	773,921
AviChina Industry & Technology Co. Ltd. (H Shares)		395,000	289,956
Bank Communications Co. Ltd. (H Shares)		1,693,000	1,245,274
Bank of China Ltd. (H Shares)		15,354,000	6,954,083
Beijing Capital International Airport Co. Ltd. (H Shares)		276,000	267,009
BYD Co. Ltd. (H Shares) (b)		121,000	669,356
CGN Power Co. Ltd. (H Shares)		2,079,000	586,241
China Cinda Asset Management Co. Ltd. (H Shares)		1,720,000	595,869
China CITIC Bank Corp. Ltd. (H Shares)		1,733,000	1,139,808
China Coal Energy Co. Ltd. (H Shares) (a)		365,000	190,340
China Communications Construction Co. Ltd. (H Shares)		861,000	1,036,290
China Communications Services Corp. Ltd. (H Shares)		466,000	316,774
China Construction Bank Corp. (H Shares)		16,266,000	12,059,433
China Everbright Bank Co. Ltd. (H Shares)		607,000	292,174
China Galaxy Securities Co. Ltd. (H Shares)		554,500	514,757
China Huarong Asset Management Co. Ltd. (a)		959,000	363,533
China Life Insurance Co. Ltd. (H Shares)		1,440,000	3,966,606
China Longyuan Power Grid Corp. Ltd. (H Shares)		598,000	488,458
China Merchants Bank Co. Ltd. (H Shares)		755,346	1,891,661
China Minsheng Banking Corp. Ltd. (H Shares)		1,140,200	1,254,815
China National Building Materials Co. Ltd. (H Shares)		574,000	335,690
China Oilfield Services Ltd. (H Shares)		358,000	381,889
China Pacific Insurance (Group) Co. Ltd. (H Shares)		510,400	1,812,946
China Petroleum & Chemical Corp. (H Shares)		4,943,000	3,904,609
China Railway Construction Corp. Ltd. (H Shares)		374,500	519,620
China Railway Group Ltd. (H Shares)		780,000	682,744
China Shenhua Energy Co. Ltd. (H Shares)		660,500	1,395,841
China Southern Airlines Ltd. (H Shares)		366,000	209,622
China Telecom Corp. Ltd. (H Shares)		2,694,000	1,271,941
China Vanke Co. Ltd. (H Shares)		249,300	632,415
Chongqing Changan Automobile Co. Ltd. (B Shares)		168,800	239,312
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		471,000	286,807
CITIC Securities Co. Ltd. (H Shares)		426,000	866,882
CRRC Corp. Ltd. (H Shares)		810,600	788,814
Dongfeng Motor Group Co. Ltd. (H Shares)		510,000	540,671
Fuyao Glass Industries Group Co. Ltd.		92,400	273,108
GF Securities Co. Ltd. (H Shares)		270,600	578,520
Great Wall Motor Co. Ltd. (H Shares)		586,500	587,663
Guangzhou Automobile Group Co. Ltd. (H Shares)		412,000	561,891
Guangzhou R&F Properties Co. Ltd. (H Shares)		174,400	223,684
Haitong Securities Co. Ltd. (H Shares)		595,200	1,067,871
Huaneng Power International, Inc. (H Shares)		830,000	538,421
Huaneng Renewables Corp. Ltd. (H Shares)		730,000	226,547
Huatai Securities Co. Ltd. (H Shares)		275,800	531,898
Industrial & Commercial Bank of China Ltd. (H Shares)		14,255,000	8,715,295
Jiangsu Expressway Co. Ltd. (H Shares)		228,000	285,549
Jiangxi Copper Co. Ltd. (H Shares)		245,000	423,099
New China Life Insurance Co. Ltd. (H Shares)		146,900	708,785
People's Insurance Co. of China Group (H Shares)		1,312,000	511,054
PetroChina Co. Ltd. (H Shares)		4,086,000	3,246,046
PICC Property & Casualty Co. Ltd. (H Shares)		893,227	1,350,246
Ping An Insurance (Group) Co. of China Ltd. (H Shares)		1,008,000	5,170,817
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		376,000	245,967
Shanghai Electric Group Co. Ltd. (H Shares) (a)		540,000	245,756
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)		76,000	252,136
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		177,725	256,279
Shanghai Pharma Holding Co. Ltd. (H Shares)		134,700	343,049
Sinopec Engineering Group Co. Ltd. (H Shares)		220,500	179,070
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)		655,000	405,584
Sinopharm Group Co. Ltd. (H Shares)		231,600	1,058,392
Sinotrans Ltd. (H Shares)		360,000	150,105
TravelSky Technology Ltd. (H Shares)		184,000	413,303
Tsingtao Brewery Co. Ltd. (H Shares)		68,000	271,524
Weichai Power Co. Ltd. (H Shares)		180,600	320,025
Yanzhou Coal Mining Co. Ltd. (H Shares)		368,000	288,274
Zhejiang Expressway Co. Ltd. (H Shares)		288,000	289,278
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)		103,500	589,694
Zijin Mng Group Co. Ltd. (H Shares)		1,128,000	385,960
ZTE Corp. (H Shares)		146,080	227,123

TOTAL CHINA			82,332,321

Colombia - 0.3%
Bancolombia SA sponsored ADR		76	2,877
Cementos Argos SA		92,065	367,032
Corporacion Financiera Colombiana SA		17,062	201,028
Ecopetrol SA (a)		948,019	445,688
Grupo de Inversiones Suramerica SA		44,787	597,211
Interconexion Electrica SA ESP		77,055	278,212
Inversiones Argos SA		53,894	356,744

TOTAL COLOMBIA			2,248,792

Czech Republic - 0.2%
Ceske Energeticke Zavody A/S		30,912	529,669
Komercni Banka A/S		14,351	507,396
MONETA Money Bank A/S		78,950	260,528
Telefonica Czech Rep A/S		13,095	135,496

TOTAL CZECH REPUBLIC			1,433,089

Egypt - 0.1%
Commercial International Bank SAE		194,195	784,876
Commercial International Bank SAE sponsored GDR		2,831	11,253
Global Telecom Holding (a)		513,913	191,463
Talaat Moustafa Group Holding		210,780	94,323

TOTAL EGYPT			1,081,915

Greece - 0.3%
Alpha Bank AE (a)		261,963	463,774
EFG Eurobank Ergasias SA (a)		344,719	209,320
Ff Group (a)		6,088	116,456
Greek Organization of Football Prognostics SA		42,436	375,639
Hellenic Telecommunications Organization SA		47,036	428,036
Jumbo SA		20,493	287,589
National Bank of Greece SA (a)		1,088,103	260,380
Piraeus Bank SA (a)		1,288,882	246,269
Titan Cement Co. SA (Reg.)		8,743	196,406

TOTAL GREECE			2,583,869

Hong Kong - 3.7%
Beijing Enterprises Holdings Ltd.		95,000	473,561
China Everbright International Ltd.		464,000	562,742
China Everbright Ltd.		184,000	351,298
China Jinmao Holdings Group Ltd.		752,000	220,730
China Merchants Holdings International Co. Ltd.		248,781	665,076
China Mobile Ltd.		1,188,000	13,368,120
China Overseas Land and Investment Ltd.		742,000	2,178,847
China Power International Development Ltd.		660,000	237,849
China Resources Beer Holdings Co. Ltd. (a)		306,878	623,304
China Resources Power Holdings Co. Ltd.		377,691	648,680
China Taiping Insurance Group Ltd. (a)		305,377	668,994
China Unicom Ltd.		1,160,000	1,369,173
CITIC Pacific Ltd.		856,000	1,269,019
CNOOC Ltd.		3,440,000	4,295,715
CNOOC Ltd. sponsored ADR		200	25,166
CSPC Pharmaceutical Group Ltd.		830,000	934,131
Far East Horizon Ltd.		394,000	359,182
Fosun International Ltd.		508,500	771,768
Guangdong Investment Ltd.		550,000	682,497
Lenovo Group Ltd.		1,406,000	920,955
Shanghai Industrial Holdings Ltd.		97,000	261,055
Sino-Ocean Group Holding Ltd.		602,479	259,471
Sun Art Retail Group Ltd.		467,000	470,102

TOTAL HONG KONG			31,617,435

Hungary - 0.3%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		6,714	473,473
OTP Bank PLC		46,968	1,443,463
Richter Gedeon PLC		26,328	566,900

TOTAL HUNGARY			2,483,836

India - 7.9%
ACC Ltd.		8,240	172,513
Adani Ports & Special Economic Zone		161,266	700,694
Ambuja Cements Ltd.		114,607	388,813
Apollo Hospitals Enterprise Ltd.		15,375	280,116
Ashok Leyland Ltd. (a)		226,713	304,735
Asian Paints Ltd.		55,809	802,396
Aurobindo Pharma Ltd.		49,363	498,492
Axis Bank Ltd.		323,554	2,233,225
Bajaj Auto Ltd.		15,881	666,489
Bajaj Finance Ltd.		30,532	468,913
Bajaj Finserv Ltd.		7,062	339,513
Bharat Forge Ltd.		20,340	280,765
Bharat Heavy Electricals Ltd.		112,573	228,514
Bharat Petroleum Corp. Ltd.		98,133	990,778
Bharti Airtel Ltd.		194,037	1,000,721
Bharti Infratel Ltd.		107,905	469,562
Bosch Ltd. (a)		1,481	485,457
Cadila Healthcare Ltd.		40,528	210,429
Cairn India Ltd.		88,428	362,147
Cipla Ltd. (a)		66,456	566,325
Coal India Ltd.		134,949	618,029
Container Corp. of India Ltd.		6,004	105,420
Dabur India Ltd.		103,667	423,789
Divi's Laboratories Ltd.		14,789	153,355
Dr. Reddy's Laboratories Ltd. (a)		22,200	999,262
Eicher Motors Ltd.		2,588	882,732
GAIL India Ltd.		62,551	433,730
Glenmark Pharmaceuticals Ltd. (a)		25,823	341,878
Godrej Consumer Products Ltd.		22,443	525,332
Havells India Ltd.		45,652	284,028
HCL Technologies Ltd.		109,284	1,312,978
Hero Motocorp Ltd.		9,797	460,335
Hindalco Industries Ltd. (a)		214,853	604,478
Hindustan Petroleum Corp. Ltd.		76,596	591,473
Hindustan Unilever Ltd.		125,553	1,590,729
Housing Development Finance Corp. Ltd.		290,635	5,879,639
ICICI Bank Ltd.		213,967	854,041
Idea Cellular Ltd. (a)		249,055	406,146
IDFC Bank Ltd. (a)		256,685	227,924
Indiabulls Housing Finance Ltd.		55,616	618,354
Infosys Ltd.		355,260	4,882,952
ITC Ltd.		655,345	2,505,288
JSW Steel Ltd. (a)		166,520	488,720
Larsen & Toubro Ltd.		61,528	1,318,001
LIC Housing Finance Ltd.		58,701	481,285
Lupin Ltd.		43,137	939,667
Mahindra & Mahindra Financial Services Ltd. (a)		50,052	198,014
Mahindra & Mahindra Ltd.		72,092	1,324,169
Marico Ltd.		88,847	338,531
Maruti Suzuki India Ltd.		20,420	1,782,724
Motherson Sumi Systems Ltd.		82,936	407,647
Nestle India Ltd.		4,567	395,844
NTPC Ltd.		319,553	815,744
Oil & Natural Gas Corp. Ltd.		249,148	747,462
Piramal Enterprises Ltd.		15,250	381,210
Power Finance Corp. Ltd.		121,492	234,203
Reliance Industries Ltd.		250,885	3,883,952
Shree Cement Ltd.		1,648	377,274
Shriram Transport Finance Co. Ltd.		29,180	412,643
Siemens India Ltd.		14,193	241,038
State Bank of India		300,293	1,157,984
Sun Pharmaceutical Industries Ltd.		186,805	1,747,276
Tata Consultancy Services Ltd.		91,419	3,019,271
Tata Motors Ltd. (a)		302,715	2,347,426
Tata Motors Ltd. Class A		78,436	386,807
Tata Power Co. Ltd.		224,308	265,123
Tata Steel Ltd. (a)		59,218	406,145
Tech Mahindra Ltd.		46,025	308,265
Titan Co. Ltd.		57,261	307,063
Ultratech Cemco Ltd. (a)		17,006	930,576
United Spirits Ltd. (a)		12,458	401,981
UPL Ltd. (a)		68,755	738,061
Vedanta Ltd. (a)		199,882	749,317
Wipro Ltd.		117,729	799,998
Yes Bank Ltd. (a)		60,328	1,247,395
Zee Entertainment Enterprises Ltd.		112,031	811,671

TOTAL INDIA			66,544,976

Indonesia - 2.4%
PT Adaro Energy Tbk		2,825,900	358,727
PT AKR Corporindo Tbk		321,800	160,870
PT Astra International Tbk		3,922,500	2,335,433
PT Bank Central Asia Tbk		2,390,200	2,738,817
PT Bank Danamon Indonesia Tbk Series A		671,000	209,051
PT Bank Mandiri (Persero) Tbk		1,813,100	1,480,082
PT Bank Negara Indonesia (Persero) Tbk		1,406,500	600,416
PT Bank Rakyat Indonesia Tbk		2,155,600	1,892,860
PT Bumi Serpong Damai Tbk		1,543,700	211,569
PT Charoen Pokphand Indonesia Tbk		1,470,200	341,331
PT Gudang Garam Tbk		91,400	422,689
PT Hanjaya Mandala Sampoerna Tbk		1,761,500	507,903
PT Indocement Tunggal Prakarsa Tbk		291,700	328,238
PT Indofood CBP Sukses Makmur Tbk		465,300	292,718
PT Indofood Sukses Makmur Tbk		827,700	491,258
PT Jasa Marga Tbk		422,237	133,446
PT Kalbe Farma Tbk		3,992,000	433,507
PT Lippo Karawaci Tbk		3,409,600	187,684
PT Matahari Department Store Tbk		469,000	518,965
PT Media Nusantara Citra Tbk		918,000	116,533
PT Pakuwon Jati Tbk		4,511,400	189,207
PT Perusahaan Gas Negara Tbk Series B		2,143,000	462,224
PT Semen Gresik (Persero) Tbk		585,100	395,471
PT Summarecon Agung Tbk		1,861,300	182,610
PT Surya Citra Media Tbk		1,083,200	228,768
PT Telkomunikasi Indonesia Tbk Series B		9,798,600	2,840,466
PT Tower Bersama Infrastructure Tbk		487,400	180,688
PT Unilever Indonesia Tbk		298,500	921,041
PT United Tractors Tbk		317,200	519,065
PT Waskita Karya Persero Tbk		857,300	164,365
PT XL Axiata Tbk (a)		665,075	144,944

TOTAL INDONESIA			19,990,946

Isle of Man - 0.1%
New Europe Property Investments PLC		45,120	525,702
Korea (South) - 13.4%
AMOREPACIFIC Corp.		6,293	1,732,216
AMOREPACIFIC Group, Inc.		5,293	622,768
BGFretail Co. Ltd.		3,925	312,532
BS Financial Group, Inc.		51,778	383,512
Celltrion, Inc.		15,458	1,344,950
Cheil Industries, Inc.		14,731	1,611,714
Cheil Worldwide, Inc.		13,960	224,861
CJ CheilJedang Corp.		1,487	457,733
CJ Corp.		2,769	438,804
CJ E&M Corp.		3,746	284,617
Coway Co. Ltd.		10,487	796,791
Daelim Industrial Co.		5,362	390,637
Daewoo Engineering & Construction Co. Ltd. (a)		22,978	103,354
DGB Financial Group Co. Ltd.		33,919	290,700
Dong Suh Companies, Inc.		6,651	147,847
Dongbu Insurance Co. Ltd.		9,737	499,687
Doosan Heavy Industries & Construction Co. Ltd.		9,528	227,106
E-Mart Co. Ltd.		3,687	649,912
GS Engineering & Construction Corp. (a)		10,092	242,740
GS Holdings Corp.		9,783	433,239
GS Retail Co. Ltd.		5,039	227,527
Hana Financial Group, Inc.		57,320	1,714,670
Hankook Tire Co. Ltd.		14,409	708,167
Hanmi Pharm Co. Ltd.		1,033	258,332
Hanmi Science Co. Ltd.		1,962	98,301
Hanon Systems		36,921	291,422
Hanssem Co. Ltd.		2,089	378,207
Hanwha Chemical Corp.		21,138	479,060
Hanwha Corp.		8,284	253,202
Hanwha Life Insurance Co. Ltd.		42,964	240,257
Hanwha Techwin Co. Ltd.		7,219	261,396
Hotel Shilla Co.		6,690	251,826
Hyosung Corp.		4,150	488,284
Hyundai Department Store Co. Ltd.		3,068	256,281
Hyundai Engineering & Construction Co. Ltd.		13,681	493,599
Hyundai Fire & Marine Insurance Co. Ltd.		12,403	324,174
Hyundai Glovis Co. Ltd.		3,539	477,855
Hyundai Heavy Industries Co. Ltd. (a)		8,124	934,697
Hyundai Industrial Development & Construction Co.		11,196	424,844
Hyundai Mobis		13,180	2,769,593
Hyundai Motor Co.		29,700	3,597,624
Hyundai Steel Co.		15,486	782,614
Hyundai Wia Corp.		3,000	168,282
Industrial Bank of Korea		47,767	526,765
Kakao Corp.		6,018	406,030
Kangwon Land, Inc.		22,287	632,826
KB Financial Group, Inc.		76,888	3,139,572
KCC Corp.		1,159	349,722
KEPCO Plant Service & Engineering Co. Ltd.		4,495	213,502
Kia Motors Corp.		51,059	1,613,834
Korea Aerospace Industries Ltd.		13,298	715,918
Korea Electric Power Corp.		49,742	1,833,522
Korea Express Co. Ltd. (a)		1,370	193,907
Korea Gas Corp.		5,455	219,311
Korea Investment Holdings Co. Ltd.		7,228	291,848
Korea Zinc Co. Ltd.		1,642	698,642
Korean Air Lines Co. Ltd. (a)		6,695	153,185
Korean Air Lines Co. Ltd. rights 3/7/17 (a)		1,593	7,677
KT Corp.		216	5,516
KT&G Corp.		22,629	1,974,770
Kumho Petro Chemical Co. Ltd.		3,622	258,841
LG Chemical Ltd.		8,820	2,006,573
LG Corp.		18,611	956,702
LG Display Co. Ltd.		45,120	1,201,159
LG Electronics, Inc.		20,688	995,207
LG Household & Health Care Ltd.		1,833	1,399,060
LG Innotek Co. Ltd.		2,831	243,612
LG Telecom Ltd.		40,692	402,809
Lotte Chemical Corp.		2,992	978,164
Lotte Chilsung Beverage Co. Ltd.		113	142,178
Lotte Confectionery Co. Ltd.		1,011	179,088
Lotte Shopping Co. Ltd.		2,188	430,329
Mirae Asset Daewoo Co. Ltd.		71,912	550,126
NAVER Corp.		5,422	3,568,731
NCSOFT Corp.		3,413	900,938
Oci Co. Ltd. (a)		3,009	224,179
Orion Corp.		676	380,958
Ottogi Corp.		223	125,865
POSCO		14,325	3,378,538
Posco Daewoo Corp.		9,077	200,593
S-Oil Corp.		8,525	600,344
S1 Corp.		3,762	274,726
Samsung Biologics Co. Ltd. (a)		3,153	440,793
Samsung Card Co. Ltd.		6,903	234,668
Samsung Electro-Mechanics Co. Ltd.		10,577	520,752
Samsung Electronics Co. Ltd.		19,168	32,838,948
Samsung Fire & Marine Insurance Co. Ltd.		6,443	1,504,962
Samsung Heavy Industries Co. Ltd.		45,870	414,235
Samsung Life Insurance Co. Ltd.		13,574	1,308,326
Samsung SDI Co. Ltd.		10,668	1,069,917
Samsung SDS Co. Ltd.		6,790	742,892
Samsung Securities Co. Ltd.		11,675	328,463
Samsung Securities Co. Ltd. rights 3/8/17 (a)		1,572	8,327
Shinhan Financial Group Co. Ltd.		82,655	3,294,329
Shinsegae Co. Ltd.		1,485	226,947
SK C&C Co. Ltd.		8,880	1,669,383
SK Energy Co. Ltd.		12,558	1,712,006
SK Hynix, Inc.		112,572	5,249,160
SK Networks Co. Ltd.		23,283	133,637
SK Telecom Co. Ltd.		3,947	764,288
Woori Bank		57,641	655,674
Woori Investment & Securities Co. Ltd.		28,551	283,865
Yuhan Corp.		1,603	262,380

TOTAL KOREA (SOUTH)			113,115,153

Malaysia - 2.3%
AirAsia Bhd		220,400	126,881
Alliance Financial Group Bhd		186,500	158,311
AMMB Holdings Bhd		356,900	369,026
Astro Malaysia Holdings Bhd		278,500	171,017
Axiata Group Bhd		506,585	540,952
Berjaya Sports Toto Bhd		114,228	75,559
British American Tobacco (Malaysia) Bhd		28,600	299,204
Bumiputra-Commerce Holdings Bhd		577,565	648,041
Dialog Group Bhd		645,600	222,998
DiGi.com Bhd		667,500	747,443
Felda Global Ventures Holdings Bhd		234,500	97,940
Gamuda Bhd		350,100	380,174
Genting Bhd		440,900	816,205
Genting Malaysia Bhd		563,000	640,596
Genting Plantations Bhd		50,300	123,777
Hap Seng Consolidated Bhd		127,300	250,030
Hartalega Holdings Bhd		121,900	129,895
Hong Leong Bank Bhd		126,600	376,699
Hong Leong Credit Bhd		41,800	138,720
IHH Healthcare Bhd		641,100	911,825
IJM Corp. Bhd		536,000	400,533
IOI Corp. Bhd		424,100	422,233
IOI Properties Group Sdn Bhd		282,300	136,386
Kuala Lumpur Kepong Bhd		83,100	452,130
Lafarge Malaysia Bhd		64,600	100,630
Malayan Banking Bhd		682,819	1,267,134
Malaysia Airports Holdings Bhd		150,106	209,427
Maxis Bhd		359,600	499,275
MISC Bhd		220,100	364,722
Petronas Chemicals Group Bhd		467,000	751,712
Petronas Dagangan Bhd		36,900	196,100
Petronas Gas Bhd		135,700	639,669
PPB Group Bhd		88,600	325,237
Public Bank Bhd		525,100	2,382,777
RHB Capital Bhd		144,289	159,615
RHB Capital Bhd		99,132	0
SapuraKencana Petroleum Bhd (a)		770,900	299,345
Sime Darby Bhd		457,549	920,366
Telekom Malaysia Bhd		231,180	310,536
Tenaga Nasional Bhd		654,900	1,981,185
UMW Holdings Bhd		86,200	109,951
Westports Holdings Bhd		205,900	193,837
YTL Corp. Bhd		866,886	297,475
YTL Power International Bhd		377,170	121,764

TOTAL MALAYSIA			19,767,332

Malta - 0.0%
Brait SA		66,326	388,850
Mexico - 3.3%
Alfa SA de CV Series A		531,100	689,168
America Movil S.A.B. de CV Series L		6,425,500	4,048,772
CEMEX S.A.B. de CV unit		2,716,894	2,509,285
Coca-Cola FEMSA S.A.B. de CV Series L		93,500	580,141
Compartamos S.A.B. de CV		195,000	284,736
El Puerto de Liverpool S.A.B. de CV Class C		35,340	222,986
Embotelladoras Arca S.A.B. de CV		79,000	426,187
Fibra Uno Administracion SA de CV		507,300	725,427
Fomento Economico Mexicano S.A.B. de CV unit		356,400	2,680,840
Gruma S.A.B. de CV Series B		40,855	549,677
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		67,200	520,656
Grupo Aeroportuario del Sureste S.A.B. de CV Series B		39,150	567,214
Grupo Bimbo S.A.B. de CV Series A		323,900	718,052
Grupo Carso SA de CV Series A1		106,800	429,177
Grupo Financiero Banorte S.A.B. de CV Series O		484,500	2,322,189
Grupo Financiero Inbursa S.A.B. de CV Series O		440,600	653,077
Grupo Financiero Santander Mexico S.A.B. de CV		357,900	510,415
Grupo Lala S.A.B. de CV		124,100	185,672
Grupo Mexico SA de CV Series B		737,807	2,212,696
Grupo Televisa SA de CV		475,000	2,118,577
Industrias Penoles SA de CV		27,200	643,221
Infraestructura Energetica Nova S.A.B. de CV (b)		105,000	463,483
Kimberly-Clark de Mexico SA de CV Series A		288,400	518,065
Mexichem S.A.B. de CV		210,255	498,276
OHL Mexico S.A.B. de CV		136,800	129,627
Promotora y Operadora de Infraestructura S.A.B. de CV		52,335	456,280
Wal-Mart de Mexico SA de CV Series V		1,022,500	1,809,301

TOTAL MEXICO			27,473,197

Netherlands - 0.3%
Steinhoff International Holdings NV (South Africa)		576,246	2,771,112
Peru - 0.1%
Compania de Minas Buenaventura SA		337	4,121
Compania de Minas Buenaventura SA sponsored ADR		37,034	510,699

TOTAL PERU			514,820

Philippines - 1.2%
Aboitiz Equity Ventures, Inc.		376,690	563,373
Aboitiz Power Corp.		294,200	249,907
Alliance Global Group, Inc.		404,800	102,179
Ayala Corp.		47,400	763,293
Ayala Land, Inc.		1,446,900	1,035,383
Bank of the Philippine Islands (BPI)		130,592	235,531
BDO Unibank, Inc.		376,325	852,951
DMCI Holdings, Inc.		756,050	196,624
Globe Telecom, Inc.		6,645	230,063
GT Capital Holdings, Inc.		14,845	389,655
International Container Terminal Services, Inc.		92,920	144,862
JG Summit Holdings, Inc.		545,110	815,259
Jollibee Food Corp.		85,040	351,940
Megaworld Corp.		2,046,900	151,212
Metro Pacific Investments Corp.		2,852,100	391,536
Metropolitan Bank & Trust Co.		133,805	219,509
Philippine Long Distance Telephone Co.		18,515	547,853
PNOC Energy Development Corp.		1,709,900	187,926
Robinsons Land Corp.		296,300	149,702
Security Bank Corp.		21,810	93,598
SM Investments Corp.		46,260	642,506
SM Prime Holdings, Inc.		1,631,900	975,602
Universal Robina Corp.		166,220	545,373

TOTAL PHILIPPINES			9,835,837

Poland - 1.1%
Alior Bank SA (a)		17,421	265,358
Bank Handlowy w Warszawie SA		6,497	124,596
Bank Millennium SA (a)		109,774	161,178
Bank Polska Kasa Opieki SA		30,902	1,044,033
Bank Zachodni WBK SA		6,537	562,338
BRE Bank SA (a)		2,961	279,486
Cyfrowy Polsat SA (a)		34,982	211,305
Eurocash SA		13,727	136,766
Grupa Lotos SA (a)		19,243	180,912
Jastrzebska Spolka Weglowa SA (a)		9,906	165,681
KGHM Polska Miedz SA (Bearer)		26,735	827,145
LPP SA		253	322,193
NG2 SA		5,574	287,559
Polish Oil & Gas Co. SA		333,417	457,078
Polska Grupa Energetyczna SA		158,981	433,509
Polski Koncern Naftowy Orlen SA		62,551	1,267,983
Powszechna Kasa Oszczednosci Bank SA		170,037	1,302,229
Powszechny Zaklad Ubezpieczen SA		109,479	962,285
Synthos SA		110,890	166,140
Tauron Polska Energia SA (a)		199,400	146,885
Telekomunikacja Polska SA		120,586	162,600
Zaklady Azotowe w Tarnowie-Moscicach SA		8,452	145,014

TOTAL POLAND			9,612,273

Qatar - 0.8%
Barwa Real Estate Co. (a)		18,053	172,788
Doha Bank (a)		25,874	257,592
Ezdan Holding Group (a)		150,791	622,438
Industries Qatar QSC (a)		28,758	904,327
Masraf al Rayan (a)		70,960	780,508
Qatar Electricity & Water Co. (a)		5,175	328,452
Qatar Gas Transport Co. Ltd. (Nakilat) (a)		50,249	331,345
Qatar Insurance Co. SAQ (a)		22,515	529,306
Qatar Islamic Bank (a)		11,568	337,399
Qatar National Bank SAQ		40,939	1,829,305
Qatar Telecom (Qtel) Q.S.C. (a)		16,017	461,883
The Commercial Bank of Qatar (a)		42,730	383,744

TOTAL QATAR			6,939,087

Russia - 3.9%
Alrosa Co. Ltd. (a)		496,205	871,895
Gazprom OAO (a)		372,180	926,018
Gazprom OAO sponsored ADR (Reg. S)		958,252	4,738,556
Inter Rao Ues JSC (a)		6,032,923	408,530
Lukoil PJSC		13,313	746,690
Lukoil PJSC sponsored ADR		68,904	3,866,203
Magnit OJSC GDR (Reg. S)		59,477	2,176,858
MMC Norilsk Nickel PJSC (a)		1,415	226,495
MMC Norilsk Nickel PJSC sponsored ADR		92,519	1,496,032
Mobile TeleSystems OJSC sponsored ADR		96,919	1,014,742
Moscow Exchange MICEX-RTS OAO (a)		265,127	591,473
NOVATEK OAO (a)		6,025	76,100
NOVATEK OAO GDR (Reg. S)		17,024	2,155,238
PhosAgro OJSC GDR (Reg. S)		18,847	289,301
Rosneft Oil Co. OJSC		34,212	227,834
Rosneft Oil Co. OJSC GDR (Reg. S)		191,497	1,264,838
Rostelecom PJSC (a)		53,143	73,758
Rostelecom PJSC sponsored ADR		23,110	195,973
RusHydro PJSC (a)		3,481,265	59,822
RusHydro PJSC ADR		194,501	329,679
Sberbank of Russia		377,574	1,079,235
Sberbank of Russia sponsored ADR		426,892	4,977,561
Severstal PAO (a)		1,888	29,816
Severstal PAO GDR (Reg. S)		38,232	605,977
Sistema JSFC		650,000	258,304
Sistema JSFC sponsored GDR		3,428	32,806
Surgutneftegas OJSC (a)		226,483	121,797
Surgutneftegas OJSC sponsored ADR		116,797	625,448
Tatneft PAO (a)		46,859	316,808
Tatneft PAO sponsored ADR		37,903	1,538,862
VTB Bank OJSC (a)		152,585,665	174,945
VTB Bank OJSC sponsored GDR (Reg. S)		425,159	965,111

TOTAL RUSSIA			32,462,705

South Africa - 6.2%
Adcock Ingram Holdings Ltd. warrants 7/26/19 (a)		859	205
Anglo American Platinum Ltd. (a)		9,902	258,128
AngloGold Ashanti Ltd. (a)		78,984	1,003,716
Aspen Pharmacare Holdings Ltd.		70,970	1,622,171
Barclays Africa Group Ltd.		82,156	968,252
Bidcorp Ltd.		65,104	1,122,108
Bidvest Group Ltd.		62,198	731,882
Capitec Bank Holdings Ltd.		7,944	413,860
Coronation Fund Managers Ltd.		44,834	221,957
Discovery Ltd.		67,061	572,669
Exxaro Resources Ltd.		25,975	204,947
FirstRand Ltd.		651,257	2,426,204
Fortress Income Fund Ltd.:
Class A		177,644	226,620
Class B		152,282	393,051
Foschini Ltd.		40,939	488,473
Gold Fields Ltd.		161,043	556,879
Growthpoint Properties Ltd.		404,028	788,567
Hyprop Investments Ltd.		48,959	436,035
Impala Platinum Holdings Ltd. (a)		122,635	488,726
Imperial Holdings Ltd.		30,645	379,361
Investec Ltd.		47,863	336,586
Liberty Holdings Ltd.		21,047	171,812
Life Healthcare Group Holdings Ltd.		192,164	479,162
Massmart Holdings Ltd.		19,544	194,802
MMI Holdings Ltd.		201,741	369,796
Mondi Ltd.		22,847	501,990
Mr Price Group Ltd.		46,186	557,522
MTN Group Ltd.		321,300	2,996,074
Naspers Ltd. Class N		84,698	13,493,405
Nedbank Group Ltd.		37,472	645,742
Netcare Ltd.		177,542	425,574
Pick 'n Pay Stores Ltd.		72,664	368,632
Pioneer Foods Ltd.		25,532	314,323
PSG Group Ltd.		17,495	294,565
Rand Merchant Insurance Holdings Ltd.		131,477	379,747
Redefine Properties Ltd.		972,253	803,777
Remgro Ltd.		102,580	1,715,960
Resilient Property Income Fund Ltd.		57,478	500,176
RMB Holdings Ltd.		134,428	648,147
Sanlam Ltd.		273,171	1,317,505
Sappi Ltd.		104,665	672,419
Sasol Ltd.		107,064	3,193,931
Shoprite Holdings Ltd.		83,678	1,111,567
Sibanye Gold Ltd.		145,266	328,438
Spar Group Ltd.		36,080	510,073
Standard Bank Group Ltd.		250,308	2,673,419
Telkom SA Ltd.		49,619	271,128
Tiger Brands Ltd.		31,676	953,477
Truworths International Ltd.		84,135	505,747
Tsogo Sun Holdings Ltd.		66,996	131,755
Vodacom Group Ltd.		72,366	810,929
Woolworths Holdings Ltd.		193,955	1,067,292

TOTAL SOUTH AFRICA			52,049,283

Taiwan - 11.6%
Acer, Inc.		537,994	248,381
Advanced Semiconductor Engineering, Inc.		1,230,940	1,363,250
Advantech Co. Ltd.		61,784	524,928
Asia Cement Corp.		467,153	400,646
Asia Pacific Telecom Co. Ltd. (a)		398,000	129,517
ASUSTeK Computer, Inc.		138,000	1,207,868
AU Optronics Corp.		1,641,000	682,888
Catcher Technology Co. Ltd.		128,000	1,046,472
Cathay Financial Holding Co. Ltd.		1,583,641	2,411,726
Chang Hwa Commercial Bank		934,561	519,858
Cheng Shin Rubber Industry Co. Ltd.		378,937	755,675
Chicony Electronics Co. Ltd.		107,326	253,600
China Airlines Ltd.		482,043	145,275
China Development Finance Holding Corp.		2,551,800	652,871
China Life Insurance Co. Ltd.		658,680	646,210
China Steel Corp.		2,280,204	1,849,575
Chinatrust Financial Holding Co. Ltd.		3,408,826	1,945,371
Chunghwa Telecom Co. Ltd.		739,000	2,422,414
Compal Electronics, Inc.		789,000	476,833
Delta Electronics, Inc.		378,381	2,110,844
E.SUN Financial Holdings Co. Ltd.		1,554,484	919,518
ECLAT Textile Co. Ltd.		36,758	383,012
EVA Airways Corp.		414,453	200,646
Evergreen Marine Corp. (Taiwan) (a)		324,420	134,176
Far Eastern Textile Ltd.		612,705	510,743
Far EasTone Telecommunications Co. Ltd.		305,000	727,529
Feng Tay Enterprise Co. Ltd.		67,520	294,408
First Financial Holding Co. Ltd.		1,888,125	1,056,340
Formosa Chemicals & Fibre Corp.		626,760	1,945,155
Formosa Petrochemical Corp.		217,000	740,947
Formosa Plastics Corp.		804,520	2,326,596
Formosa Taffeta Co. Ltd.		147,000	141,861
Foxconn Technology Co. Ltd.		177,587	500,470
Fubon Financial Holding Co. Ltd.		1,290,334	2,093,294
Giant Manufacturing Co. Ltd.		56,000	368,061
Highwealth Construction Corp.		164,000	245,286
HIWIN Technologies Corp.		36,620	189,026
Hon Hai Precision Industry Co. Ltd. (Foxconn)		2,997,087	8,042,711
Hotai Motor Co. Ltd.		47,000	539,459
HTC Corp. (a)		131,000	333,060
Hua Nan Financial Holdings Co. Ltd.		1,401,496	739,155
Innolux Corp.		1,693,347	716,634
Inventec Corp.		499,865	376,616
Largan Precision Co. Ltd.		19,000	2,710,761
Lite-On Technology Corp.		400,279	605,735
MediaTek, Inc.		289,292	1,980,213
Mega Financial Holding Co. Ltd.		2,116,413	1,581,008
Merida Industry Co. Ltd.		38,000	197,977
Micro-Star International Co. Ltd.		127,000	307,825
Nan Ya Plastics Corp.		924,860	2,179,420
Nanya Technology Corp.		125,000	192,366
Nien Made Enterprise Co. Ltd.		27,000	253,202
Novatek Microelectronics Corp.		114,000	403,873
OBI Pharma, Inc. (a)		20,000	185,954
Pegatron Corp.		376,000	905,327
Phison Electronics Corp.		29,000	229,653
Pou Chen Corp.		418,000	530,030
Powertech Technology, Inc.		131,000	359,100
President Chain Store Corp.		109,000	816,002
Quanta Computer, Inc.		528,000	1,076,636
Realtek Semiconductor Corp.		89,401	312,426
Ruentex Development Co. Ltd. (a)		151,000	184,208
Ruentex Industries Ltd.		104,000	192,725
Shin Kong Financial Holding Co. Ltd. (a)		1,603,533	412,830
Siliconware Precision Industries Co. Ltd.		425,000	650,583
Sinopac Holdings Co.		1,916,604	566,554
Standard Foods Corp.		82,050	202,031
Synnex Technology International Corp.		260,500	272,272
TaiMed Biologics, Inc. (a)		33,000	169,811
Taishin Financial Holdings Co. Ltd.		1,620,773	613,171
Taishin Financial Holdings Co. Ltd. rights 12/20/16 (a)		59,202	0
Taiwan Business Bank		689,188	180,525
Taiwan Cement Corp.		649,000	736,590
Taiwan Cooperative Financial Holding Co. Ltd.		1,462,989	670,741
Taiwan Fertilizer Co. Ltd.		137,000	178,769
Taiwan Mobile Co. Ltd.		314,900	1,055,034
Taiwan Semiconductor Manufacturing Co. Ltd.		4,762,000	28,517,566
TECO Electric & Machinery Co. Ltd.		373,000	337,237
Transcend Information, Inc.		34,000	93,201
Unified-President Enterprises Corp.		940,983	1,614,036
United Microelectronics Corp.		2,321,000	847,026
Vanguard International Semiconductor Corp.		177,000	319,492
Wistron Corp.		456,102	389,706
WPG Holding Co. Ltd.		297,000	356,128
Yuanta Financial Holding Co. Ltd.		1,817,952	722,739
Yulon Motor Co. Ltd.		168,000	148,391

TOTAL TAIWAN			97,577,779

Thailand - 2.2%
Advanced Info Service PCL (For. Reg.)		202,900	918,923
Airports of Thailand PCL (For. Reg.)		83,400	983,482
Bangkok Bank PCL (For. Reg.)		48,200	249,186
Bangkok Dusit Medical Services PCL (For. Reg.)		729,300	461,168
Bangkok Expressway and Metro PCL		1,367,800	274,670
Banpu PCL (For. Reg.)		319,000	176,276
BEC World PCL (For. Reg.)		197,700	99,674
Berli Jucker PCL (For. Reg)		227,500	324,005
BTS Group Holdings PCL		1,152,400	274,088
Bumrungrad Hospital PCL (For. Reg.)		70,800	360,983
C.P. ALL PCL (For. Reg.)		956,200	1,647,799
Central Pattana PCL (For. Reg.)		254,200	409,095
Charoen Pokphand Foods PCL (For. Reg.)		534,600	433,984
Delta Electronics PCL (For. Reg.)		99,400	242,784
Electricity Generating PCL (For. Reg.)		25,600	147,296
Energy Absolute PCL		212,400	172,425
Glow Energy PCL (For. Reg.)		104,400	231,950
Home Product Center PCL (For. Reg.)		791,506	224,325
Indorama Ventures PCL (For. Reg.)		275,600	274,756
IRPC PCL (For. Reg.)		2,012,800	298,129
Kasikornbank PCL		47,000	251,015
Kasikornbank PCL (For. Reg.)		290,800	1,553,087
KCE Electronics PCL		53,700	166,725
Krung Thai Bank PCL (For. Reg.)		663,670	359,175
Minor International PCL (For. Reg.)		403,480	399,371
PTT Exploration and Production PCL (For. Reg.)		270,239	754,352
PTT Global Chemical PCL (For. Reg.)		400,739	773,341
PTT PCL (For. Reg.)		193,900	2,231,307
Robinsons Department Store PCL (For. Reg.)		89,100	147,199
Siam Cement PCL (For. Reg.)		77,350	1,110,429
Siam Commercial Bank PCL (For. Reg.)		341,500	1,468,817
Thai Oil PCL (For. Reg.)		151,200	309,011
Thai Union Frozen Products PCL (For. Reg.)		384,120	227,578
TMB PCL (For. Reg.)		2,452,900	163,492
True Corp. PCL (For. Reg.)		1,892,519	353,087

TOTAL THAILAND			18,472,984

Turkey - 1.0%
Akbank T.A.S.		432,357	962,538
Anadolu Efes Biracilik Ve Malt Sanayii A/S		37,892	212,902
Arcelik A/S		47,364	286,959
Bim Birlesik Magazalar A/S JSC		40,779	581,994
Coca-Cola Icecek Sanayi A/S		15,617	159,847
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S		382,432	311,163
Eregli Demir ve Celik Fabrikalari T.A.S.		275,957	424,926
Ford Otomotiv Sanayi A/S		14,449	133,724
Haci Omer Sabanci Holding A/S		174,923	462,672
Koc Holding A/S		121,277	488,239
Petkim Petrokimya Holding A/S		116,731	130,246
TAV Havalimanlari Holding A/S		30,193	124,272
Tofas Turk Otomobil Fabrikasi A/S		25,419	175,427
Tupras Turkiye Petrol Rafinelleri A/S		23,761	516,071
Turk Hava Yollari AO (a)		97,457	143,093
Turk Sise ve Cam Fabrikalari A/S		132,671	142,054
Turk Telekomunikasyon A/S		95,384	142,325
Turkcell Iletisim Hizmet A/S		168,564	506,610
Turkiye Garanti Bankasi A/S		455,718	1,004,883
Turkiye Halk Bankasi A/S		117,497	349,706
Turkiye Is Bankasi A/S Series C		296,847	468,894
Turkiye Vakiflar Bankasi TAO		158,114	205,754
Ulker Biskuvi Sanayi A/S		26,776	129,156
Yapi ve Kredi Bankasi A/S (a)		184,587	187,368

TOTAL TURKEY			8,250,823

United Arab Emirates - 0.8%
Abu Dhabi Commercial Bank PJSC (a)		382,850	744,248
Aldar Properties PJSC (a)		586,056	408,479
DP World Ltd.		31,389	593,252
Dubai Islamic Bank Pakistan Ltd. (a)		236,658	383,380
Dubai Parks and Resorts PJSC (a)		623,871	203,829
Emaar Malls Group PJSC (a)		387,341	266,812
Emaar Properties PJSC		684,055	1,383,792
Emirates Telecommunications Corp.		339,078	1,652,508
First Gulf Bank PJSC		169,915	599,090
National Bank of Abu Dhabi PJSC (a)		133,431	377,817

TOTAL UNITED ARAB EMIRATES			6,613,207

United States of America - 0.3%
Southern Copper Corp.		16,448	630,945
Yum China Holdings, Inc. (a)		79,024	2,171,580

TOTAL UNITED STATES OF AMERICA			2,802,525

TOTAL COMMON STOCKS
(Cost $724,869,854)			767,082,953

Nonconvertible Preferred Stocks - 4.5%
Brazil - 3.2%
Banco Bradesco SA (PN)		539,104	5,594,459
Braskem SA (PN-A)		30,400	313,927
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) (a)		44,600	349,740
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)		29,900	549,778
Companhia Energetica de Minas Gerais (CEMIG) (PN) (a)		143,295	415,638
Companhia Paranaense de Energia-Copel (PN-B)		20,200	206,096
Gerdau SA (PN)		177,200	686,059
Itau Unibanco Holding SA		624,621	7,381,830
Itausa-Investimentos Itau SA (PN)		753,956	2,220,403
Lojas Americanas SA (PN)		112,884	599,330
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (a)		764,100	3,642,151
Suzano Papel e Celulose SA		79,200	336,797
Telefonica Brasil SA		86,900	1,287,050
Vale SA (PN-A)		374,400	3,629,818

TOTAL BRAZIL			27,213,076

Chile - 0.1%
Embotelladora Andina SA Class B		49,264	177,558
Sociedad Quimica y Minera de Chile SA (PN-B)		18,006	581,039

TOTAL CHILE			758,597

Colombia - 0.2%
Bancolombia SA (PN)		88,243	831,516
Grupo Aval Acciones y Valores SA		691,139	282,387
Grupo de Inversiones Suramerica SA		18,485	240,294

TOTAL COLOMBIA			1,354,197

Korea (South) - 0.8%
AMOREPACIFIC Corp.		1,663	259,204
Hyundai Motor Co.		4,835	390,869
Hyundai Motor Co. Series 2		7,023	584,826
LG Chemical Ltd.		1,587	235,645
LG Household & Health Care Ltd.		386	177,308
Samsung Electronics Co. Ltd.		3,411	4,653,107

TOTAL KOREA (SOUTH)			6,300,959

Russia - 0.2%
AK Transneft OAO (a)		301	1,022,014
Surgutneftegas OJSC (a)		1,331,250	760,142

TOTAL RUSSIA			1,782,156

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $33,476,135)			37,408,985
		Principal Amount(c)	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $52,909)	INR	264,162	53,760

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.47% 5/25/17 (Cost $1,997,065)(d)		2,000,000	1,996,782
		Shares	Value

Money Market Funds - 7.4%
Fidelity Cash Central Fund, 0.62% (e)		30,222,352	30,228,397
Fidelity Securities Lending Cash Central Fund 0.65% (e)(f)		31,950,729	31,957,119
TOTAL MONEY MARKET FUNDS
(Cost $62,183,416)			62,185,516
TOTAL INVESTMENT PORTFOLIO - 103.2%
(Cost $822,579,379)			868,727,996
NET OTHER ASSETS (LIABILITIES) - (3.2)%			(26,686,322)
NET ASSETS - 100%			$842,041,674

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
829 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	March 2017	37,930,895	$1,159,423

The face value of futures purchased as a percentage of Net Assets is 4.5%.

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Amount is stated in United States dollars unless otherwise noted.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,614,398.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$31,450
Fidelity Securities Lending Cash Central Fund	17,734
Total	$49,184

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$81,896,520	$60,527,519	$21,369,001	$--
Consumer Staples	56,114,618	51,099,555	5,015,063	--
Energy	61,756,987	45,124,254	16,632,733	--
Financials	194,160,910	132,248,943	61,911,967	--
Health Care	19,717,072	14,328,432	5,388,640	--
Industrials	45,686,078	33,889,349	11,796,729	--
Information Technology	193,492,142	120,654,257	72,837,883	2
Materials	62,173,271	49,839,661	12,275,724	57,886
Real Estate	20,615,445	12,799,137	7,816,308	--
Telecommunication Services	46,465,824	21,875,346	24,590,478	--
Utilities	22,413,071	16,697,461	5,715,610	--
Corporate Bonds	53,760	--	53,760	--
Government Obligations	1,996,782	--	1,996,782	--
Money Market Funds	62,185,516	62,185,516	--	--
Total Investments in Securities:	$868,727,996	$621,269,430	$247,400,678	$57,888
Derivative Instruments:
Assets
Futures Contracts	$1,159,423	$1,159,423	$--	$--
Total Assets	$1,159,423	$1,159,423	$--	$--
Total Derivative Instruments:	$1,159,423	$1,159,423	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$107,444,515
Level 2 to Level 1	$4,350,274

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $832,645,459. Net unrealized appreciation aggregated $36,082,537, of which $109,669,327 related to appreciated investment securities and $73,586,790 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI U.S. Minimum Volatility Index Fund

January 31, 2017

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® index funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

SV1-QTLY-0317
1.9866138.101

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 7.7%
Distributors - 0.2%
Genuine Parts Co.	9,935	$961,807
Hotels, Restaurants & Leisure - 2.3%
ARAMARK Holdings Corp.	45,988	1,556,234
Chipotle Mexican Grill, Inc. (a)(b)	828	348,952
Darden Restaurants, Inc.	21,198	1,553,389
McDonald's Corp.	74,938	9,185,151
Starbucks Corp.	56,502	3,120,040
		15,763,766
Media - 1.6%
Charter Communications, Inc. Class A (a)	12,163	3,940,204
Comcast Corp. Class A	58,402	4,404,679
Omnicom Group, Inc.	11,773	1,008,357
The Walt Disney Co.	12,568	1,390,649
		10,743,889
Multiline Retail - 0.4%
Target Corp.	45,646	2,943,254
Specialty Retail - 3.2%
AutoZone, Inc. (a)(b)	7,714	5,592,496
Foot Locker, Inc.	6,497	445,304
Home Depot, Inc.	34,249	4,711,977
Lowe's Companies, Inc.	24,975	1,825,173
O'Reilly Automotive, Inc. (a)(b)	4,410	1,156,611
Ross Stores, Inc.	18,039	1,192,558
TJX Companies, Inc.	83,955	6,289,909
		21,214,028

TOTAL CONSUMER DISCRETIONARY		51,626,744

CONSUMER STAPLES - 14.1%
Beverages - 3.5%
Constellation Brands, Inc. Class A (sub. vtg.)	16,554	2,479,127
Dr. Pepper Snapple Group, Inc.	49,480	4,512,576
PepsiCo, Inc.	91,872	9,534,476
The Coca-Cola Co.	179,013	7,441,570
		23,967,749
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	13,739	2,252,509
CVS Health Corp.	10,172	801,655
Sysco Corp.	38,754	2,033,035
Wal-Mart Stores, Inc.	47,970	3,201,518
		8,288,717
Food Products - 3.7%
Campbell Soup Co.	61,912	3,852,784
ConAgra Foods, Inc.	31,734	1,240,482
General Mills, Inc.	126,711	7,916,903
Hormel Foods Corp.	36,142	1,311,955
Kellogg Co.	68,032	4,946,607
McCormick & Co., Inc. (non-vtg.)	43,615	4,167,413
The Hershey Co.	7,107	749,575
The J.M. Smucker Co.	3,555	482,947
		24,668,666
Household Products - 4.1%
Church & Dwight Co., Inc.	99,819	4,513,815
Clorox Co.	42,595	5,111,400
Colgate-Palmolive Co.	77,770	5,022,387
Kimberly-Clark Corp.	33,716	4,084,019
Procter & Gamble Co.	101,744	8,912,774
		27,644,395
Tobacco - 1.6%
Altria Group, Inc.	98,650	7,021,907
Philip Morris International, Inc.	27,652	2,658,187
Reynolds American, Inc.	16,460	989,740
		10,669,834

TOTAL CONSUMER STAPLES		95,239,361

ENERGY - 2.0%
Energy Equipment & Services - 0.2%
Schlumberger Ltd.	18,024	1,508,789
Oil, Gas & Consumable Fuels - 1.8%
Chevron Corp.	10,352	1,152,695
Exxon Mobil Corp.	100,801	8,456,196
Occidental Petroleum Corp.	39,595	2,683,353
		12,292,244

TOTAL ENERGY		13,801,033

FINANCIALS - 11.1%
Banks - 0.4%
U.S. Bancorp	34,902	1,837,590
Wells Fargo & Co.	12,594	709,420
		2,547,010
Capital Markets - 0.3%
CME Group, Inc.	17,324	2,097,590
Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc. Class B (a)	50,435	8,278,401
Varex Imaging Corp. (a)	94	2,703
		8,281,104
Insurance - 7.6%
Alleghany Corp. (a)	4,633	2,833,404
Allstate Corp.	51,485	3,872,187
Aon PLC	14,751	1,662,438
Arch Capital Group Ltd. (a)	78,723	6,955,177
Axis Capital Holdings Ltd.	59,126	3,784,655
Chubb Ltd.	52,795	6,942,015
Cincinnati Financial Corp.	17,076	1,205,224
Everest Re Group Ltd.	20,373	4,480,634
FNF Group	27,740	980,886
Markel Corp. (a)	4,771	4,413,175
Marsh & McLennan Companies, Inc.	57,404	3,904,620
Progressive Corp.	9,887	370,169
RenaissanceRe Holdings Ltd.	26,871	3,663,055
The Travelers Companies, Inc.	29,184	3,437,292
W.R. Berkley Corp.	41,651	2,799,364
		51,304,295
Mortgage Real Estate Investment Trusts - 1.6%
Agnc Investment Corp.	215,866	4,030,218
Annaly Capital Management, Inc.	649,161	6,634,425
		10,664,643

TOTAL FINANCIALS		74,894,642

HEALTH CARE - 18.7%
Health Care Equipment & Supplies - 9.2%
Abbott Laboratories	89,966	3,757,880
Baxter International, Inc.	77,164	3,696,927
Becton, Dickinson & Co.	53,211	9,433,778
Boston Scientific Corp. (a)	110,077	2,648,453
C.R. Bard, Inc.	29,231	6,937,393
Danaher Corp.	59,667	5,007,255
Hologic, Inc. (a)	29,495	1,195,432
Intuitive Surgical, Inc. (a)	10,004	6,929,671
Medtronic PLC	79,552	6,047,543
ResMed, Inc.	16,171	1,092,189
Stryker Corp.	70,950	8,764,454
The Cooper Companies, Inc.	9,596	1,771,518
Varian Medical Systems, Inc. (a)(b)	47,486	3,687,288
Zimmer Biomet Holdings, Inc.	8,878	1,050,534
		62,020,315
Health Care Providers & Services - 4.4%
Aetna, Inc.	33,215	3,939,631
Anthem, Inc.	12,160	1,874,342
Cigna Corp.	18,999	2,778,034
Express Scripts Holding Co. (a)	13,627	938,628
Henry Schein, Inc. (a)	16,271	2,601,082
Humana, Inc.	11,364	2,255,754
Laboratory Corp. of America Holdings (a)	23,803	3,194,601
Patterson Companies, Inc. (b)	24,489	1,018,987
Quest Diagnostics, Inc.	18,022	1,656,582
UnitedHealth Group, Inc.	51,725	8,384,623
Universal Health Services, Inc. Class B	6,998	788,185
		29,430,449
Life Sciences Tools & Services - 0.6%
Quintiles Transnational Holdings, Inc. (a)	6,572	515,836
Thermo Fisher Scientific, Inc.	16,269	2,479,233
Waters Corp. (a)	10,281	1,456,304
		4,451,373
Pharmaceuticals - 4.5%
Allergan PLC	1,754	383,933
Eli Lilly & Co.	75,307	5,800,898
Johnson & Johnson	83,791	9,489,331
Merck & Co., Inc.	108,325	6,715,067
Pfizer, Inc.	245,235	7,781,307
		30,170,536

TOTAL HEALTH CARE		126,072,673

INDUSTRIALS - 7.8%
Aerospace & Defense - 1.7%
General Dynamics Corp.	12,339	2,234,346
Lockheed Martin Corp.	10,739	2,699,033
Northrop Grumman Corp.	10,133	2,321,268
Raytheon Co.	28,978	4,177,468
		11,432,115
Air Freight & Logistics - 2.1%
C.H. Robinson Worldwide, Inc. (b)	35,817	2,724,241
Expeditors International of Washington, Inc.	59,816	3,115,217
United Parcel Service, Inc. Class B	79,627	8,689,695
		14,529,153
Commercial Services & Supplies - 3.1%
Cintas Corp.	35,064	4,071,281
Republic Services, Inc.	136,923	7,856,642
Waste Connection, Inc. (Canada)	9,438	756,926
Waste Management, Inc.	116,449	8,093,206
		20,778,055
Industrial Conglomerates - 0.6%
3M Co.	21,810	3,812,824
Professional Services - 0.3%
Equifax, Inc.	3,965	465,015
Verisk Analytics, Inc. (a)	17,479	1,444,465
		1,909,480

TOTAL INDUSTRIALS		52,461,627

INFORMATION TECHNOLOGY - 16.1%
Communications Equipment - 1.2%
Cisco Systems, Inc.	157,369	4,834,376
Motorola Solutions, Inc.	39,427	3,182,153
		8,016,529
Electronic Equipment & Components - 0.1%
Amphenol Corp. Class A	14,020	946,210
Internet Software & Services - 1.5%
Alphabet, Inc. Class A (a)	3,857	3,163,473
eBay, Inc. (a)	71,732	2,283,230
Facebook, Inc. Class A (a)	33,780	4,402,210
		9,848,913
IT Services - 9.4%
Accenture PLC Class A	65,218	7,426,374
Automatic Data Processing, Inc.	102,406	10,341,982
Broadridge Financial Solutions, Inc.	51,388	3,418,844
Fidelity National Information Services, Inc.	51,121	4,060,030
Fiserv, Inc. (a)	64,668	6,947,283
Gartner, Inc. (a)	36,646	3,641,147
IBM Corp.	31,920	5,570,678
MasterCard, Inc. Class A	42,268	4,494,356
Paychex, Inc.	137,319	8,278,963
Vantiv, Inc. (a)	12,629	786,029
Visa, Inc. Class A	105,608	8,734,838
		63,700,524
Semiconductors & Semiconductor Equipment - 0.5%
Intel Corp.	72,222	2,659,214
Linear Technology Corp.	10,959	691,842
		3,351,056
Software - 3.3%
Adobe Systems, Inc. (a)	29,893	3,389,268
ANSYS, Inc. (a)	35,573	3,317,538
Cadence Design Systems, Inc. (a)	60,472	1,574,086
Intuit, Inc.	6,403	759,268
Microsoft Corp.	65,725	4,249,121
Oracle Corp.	71,891	2,883,548
Synopsys, Inc. (a)	91,280	5,740,599
VMware, Inc. Class A (a)(b)	5,497	481,207
		22,394,635
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.	2,928	355,313

TOTAL INFORMATION TECHNOLOGY		108,613,180

MATERIALS - 2.0%
Chemicals - 1.2%
E.I. du Pont de Nemours & Co.	14,577	1,100,564
Ecolab, Inc.	17,833	2,142,278
Monsanto Co.	13,738	1,487,963
Praxair, Inc.	16,859	1,996,780
Sherwin-Williams Co.	2,975	903,835
Valspar Corp.	4,696	519,706
		8,151,126
Metals & Mining - 0.8%
Newmont Mining Corp.	154,396	5,601,487

TOTAL MATERIALS		13,752,613

REAL ESTATE - 8.0%
Equity Real Estate Investment Trusts (REITs) - 8.0%
American Tower Corp.	7,617	788,360
AvalonBay Communities, Inc.	45,927	7,959,608
Boston Properties, Inc.	3,541	463,517
Camden Property Trust (SBI)	5,680	474,678
Crown Castle International Corp.	59,414	5,218,332
Digital Realty Trust, Inc. (b)	15,232	1,639,420
Equity Residential (SBI)	62,597	3,804,020
Essex Property Trust, Inc. (b)	10,619	2,381,842
Extra Space Storage, Inc.	6,266	451,465
Federal Realty Investment Trust (SBI)	25,720	3,611,860
National Retail Properties, Inc.	7,790	339,644
Public Storage	28,712	6,173,080
Realty Income Corp.	72,871	4,345,298
Regency Centers Corp. (b)	23,548	1,642,002
Simon Property Group, Inc.	24,259	4,458,076
The Macerich Co.	32,584	2,238,195
UDR, Inc.	96,049	3,356,913
Ventas, Inc.	27,842	1,717,016
Welltower, Inc.	38,846	2,575,490
		53,638,816
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 3.3%
AT&T, Inc.	257,351	10,849,912
SBA Communications Corp. Class A (a)	10,085	1,061,547
Verizon Communications, Inc.	190,796	9,350,912
Zayo Group Holdings, Inc. (a)	33,885	1,082,965
		22,345,336
UTILITIES - 8.2%
Electric Utilities - 5.4%
American Electric Power Co., Inc.	18,931	1,212,720
Duke Energy Corp.	107,463	8,440,144
Eversource Energy	21,652	1,197,789
NextEra Energy, Inc.	35,946	4,447,239
PG&E Corp.	66,069	4,089,010
Southern Co.	170,181	8,412,047
Westar Energy, Inc.	38,993	2,132,527
Xcel Energy, Inc.	150,667	6,225,560
		36,157,036
Multi-Utilities - 2.6%
Consolidated Edison, Inc.	111,148	8,263,854
Dominion Resources, Inc.	69,058	5,267,744
WEC Energy Group, Inc.	63,933	3,775,244
		17,306,842
Water Utilities - 0.2%
American Water Works Co., Inc.	22,055	1,619,719

TOTAL UTILITIES		55,083,597

TOTAL COMMON STOCKS
(Cost $588,364,444)		667,529,622
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.51% to 0.57% 2/2/17 to 3/30/17 (c)
(Cost $499,750)	500,000	499,774
	Shares	Value

Money Market Funds - 2.6%
Fidelity Cash Central Fund, 0.62% (d)	4,395,092	$4,395,972
Fidelity Securities Lending Cash Central Fund 0.65% (d)(e)	13,237,227	13,239,874
TOTAL MONEY MARKET FUNDS
(Cost $17,633,388)		17,635,846
TOTAL INVESTMENT PORTFOLIO - 101.7%
(Cost $606,497,582)		685,665,242
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(11,729,721)
NET ASSETS - 100%		$673,935,521

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
41 CME E-mini S&P 500 Index Contracts (United States)	March 2017	4,662,725	$25,416
9 CME E-mini S&P MidCap 400 Index Contracts (United States)	March 2017	1,516,950	1,719
TOTAL FUTURES CONTRACTS			$27,135

The face value of futures purchased as a percentage of Net Assets is 0.9%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $256,823.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,241
Fidelity Securities Lending Cash Central Fund	9,068
Total	$14,309

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$51,626,744	$51,626,744	$--	$--
Consumer Staples	95,239,361	95,239,361	--	--
Energy	13,801,033	13,801,033	--	--
Financials	74,894,642	74,894,642	--	--
Health Care	126,072,673	126,072,673	--	--
Industrials	52,461,627	52,461,627	--	--
Information Technology	108,613,180	108,613,180	--	--
Materials	13,752,613	13,752,613	--	--
Real Estate	53,638,816	53,638,816	--	--
Telecommunication Services	22,345,336	22,345,336	--	--
Utilities	55,083,597	55,083,597	--	--
U.S. Government and Government Agency Obligations	499,774	--	499,774	--
Money Market Funds	17,635,846	17,635,846	--	--
Total Investments in Securities:	$685,665,242	$685,165,468	$499,774	$--
Derivative Instruments:
Assets
Futures Contracts	$27,135	$27,135	$--	$--
Total Assets	$27,135	$27,135	$--	$--
Total Derivative Instruments:	$27,135	$27,135	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $608,569,881. Net unrealized appreciation aggregated $77,095,361, of which $83,188,403 related to appreciated investment securities and $6,093,042 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Global ex U.S. Index Fund

January 31, 2017

GUX-QTLY-0317
1.929354.105

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.6%
		Shares	Value
Australia - 5.0%
AGL Energy Ltd.		77,172	$1,322,716
Alumina Ltd.		278,970	410,447
Amcor Ltd.		132,310	1,434,918
AMP Ltd.		338,859	1,284,953
APA Group unit		128,236	818,880
Aristocrat Leisure Ltd.		62,301	721,966
ASX Ltd.		22,332	844,966
Aurizon Holdings Ltd.		236,067	896,956
Australia & New Zealand Banking Group Ltd.		335,136	7,444,556
Bank of Queensland Ltd.		44,416	403,211
Bendigo & Adelaide Bank Ltd.		52,259	497,397
BHP Billiton Ltd.		367,684	7,459,663
Boral Ltd.		131,726	581,424
Brambles Ltd.		181,315	1,431,472
Caltex Australia Ltd.		30,148	653,917
Challenger Ltd.		64,210	536,639
Cimic Group Ltd.		11,283	293,506
Coca-Cola Amatil Ltd.		65,634	485,324
Cochlear Ltd.		6,654	631,657
Commonwealth Bank of Australia		196,393	12,162,804
Computershare Ltd.		52,312	511,390
Crown Ltd.		42,027	363,355
CSL Ltd.		52,299	4,458,490
DEXUS Property Group unit		111,461	759,098
Dominos Pizza Enterprises Ltd.		7,116	320,838
DUET Group		282,956	600,863
Flight Centre Travel Group Ltd.		5,908	134,150
Fortescue Metals Group Ltd.		179,054	904,392
Goodman Group unit		204,416	1,072,801
Harvey Norman Holdings Ltd.		64,436	244,341
Healthscope Ltd.		201,252	334,259
Incitec Pivot Ltd.		189,576	553,532
Insurance Australia Group Ltd.		277,629	1,214,896
Lendlease Group unit		64,231	686,363
Macquarie Group Ltd.		35,209	2,259,032
Medibank Private Ltd.		318,612	652,415
Mirvac Group unit		428,689	659,989
National Australia Bank Ltd.		304,175	6,996,716
Newcrest Mining Ltd.		87,749	1,432,797
Orica Ltd.		42,147	599,330
Origin Energy Ltd.		200,847	1,079,966
Qantas Airways Ltd.		52,337	135,351
QBE Insurance Group Ltd.		156,965	1,488,028
Ramsay Health Care Ltd.		16,218	821,622
realestate.com.au Ltd.		6,230	248,337
Rio Tinto Ltd.		48,484	2,451,841
Santos Ltd.		211,796	642,504
Scentre Group unit		611,391	2,040,187
SEEK Ltd.		37,512	410,805
Sonic Healthcare Ltd.		45,481	718,140
South32 Ltd.		608,700	1,273,999
SP AusNet		197,391	236,528
Stockland Corp. Ltd. unit		275,780	909,809
Suncorp Group Ltd.		146,793	1,450,601
Sydney Airport unit		128,318	569,301
Tabcorp Holdings Ltd.		98,006	352,314
Tatts Group Ltd.		164,721	542,172
Telstra Corp. Ltd.		491,047	1,863,052
The GPT Group unit		207,205	735,435
TPG Telecom Ltd.		40,562	199,032
Transurban Group unit		233,790	1,808,525
Treasury Wine Estates Ltd.		85,335	752,671
Vicinity Centers unit		386,269	837,827
Vocus Group Ltd.		61,591	188,711
Wesfarmers Ltd.		128,996	3,938,659
Westfield Corp. unit (a)		225,383	1,502,479
Westpac Banking Corp.		383,144	9,223,611
Woodside Petroleum Ltd.		87,033	2,083,144
Woolworths Ltd.		146,495	2,733,104

TOTAL AUSTRALIA			106,314,174

Austria - 0.1%
Andritz AG		8,389	452,479
Erste Group Bank AG		34,571	1,050,168
OMV AG		16,555	578,399
Raiffeisen International Bank-Holding AG (a)		13,546	300,501
Voestalpine AG		12,753	539,661

TOTAL AUSTRIA			2,921,208

Bailiwick of Jersey - 0.9%
Experian PLC		109,974	2,123,846
Glencore Xstrata PLC (a)		1,400,871	5,753,014
Petrofac Ltd.		29,981	345,857
Randgold Resources Ltd.		10,738	914,032
Shire PLC		103,172	5,744,183
Wolseley PLC		28,986	1,795,111
WPP PLC		147,020	3,421,761

TOTAL BAILIWICK OF JERSEY			20,097,804

Belgium - 0.8%
Ageas		22,364	955,538
Anheuser-Busch InBev SA NV		87,286	9,114,235
Colruyt NV		7,730	377,841
Groupe Bruxelles Lambert SA		9,151	778,327
KBC Groep NV		28,719	1,860,750
Proximus		17,256	494,849
Solvay SA Class A		8,488	992,789
Telenet Group Holding NV (a)		6,079	325,620
UCB SA		14,521	998,838
Umicore SA		11,026	616,553

TOTAL BELGIUM			16,515,340

Bermuda - 0.4%
Alibaba Health Information Technology Ltd. (a)		392,000	181,701
Alibaba Pictures Group Ltd. (a)		1,350,000	226,804
Beijing Enterprises Water Group Ltd.		508,000	352,339
Brilliance China Automotive Holdings Ltd.		342,000	481,789
Cheung Kong Infrastructure Holdings Ltd.		76,000	611,170
China Gas Holdings Ltd.		204,000	295,321
China Resource Gas Group Ltd.		104,000	328,679
Cosco Shipping Ports Ltd.		190,707	189,511
Credicorp Ltd. (United States)		7,668	1,255,098
GOME Electrical Appliances Holdings Ltd.		1,421,104	176,865
Haier Electronics Group Co. Ltd.		146,000	256,815
Hanergy Thin Film Power Group Ltd. (a)		576,000	1
HengTen Networks Group Ltd. (a)		2,704,000	76,554
Hongkong Land Holdings Ltd.		135,036	911,493
Jardine Matheson Holdings Ltd.		28,476	1,757,539
Kerry Properties Ltd.		81,000	229,217
Kunlun Energy Co. Ltd.		374,000	297,031
Li & Fung Ltd.		690,000	299,208
Nine Dragons Paper (Holdings) Ltd.		177,000	203,716
NWS Holdings Ltd.		179,289	322,175
Shangri-La Asia Ltd.		140,000	155,721
Yue Yuen Industrial (Holdings) Ltd.		87,000	318,045

TOTAL BERMUDA			8,926,792

Brazil - 1.1%
AES Tiete Energia SA unit		20,987	96,840
Ambev SA		540,700	2,951,363
Banco Bradesco SA		112,424	1,146,681
Banco do Brasil SA		98,700	974,440
Banco Santander SA (Brasil) unit		47,700	473,957
BB Seguridade Participacoes SA		80,700	714,778
BM&F BOVESPA SA		198,300	1,163,583
BR Malls Participacoes SA		67,100	312,385
Brasil Foods SA		70,000	987,655
CCR SA		99,800	491,225
Centrais Eletricas Brasileiras SA (Electrobras) (a)		23,200	153,361
Cetip SA - Mercados Organizado		25,004	373,342
Cielo SA		116,943	983,092
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		39,300	390,992
Companhia Siderurgica Nacional SA (CSN) (a)		71,900	263,541
Cosan SA Industria e Comercio		13,200	168,692
CPFL Energia SA		23,482	188,759
Drogasil SA		25,900	538,368
Duratex SA		32,149	76,927
EDP Energias do Brasil SA		32,381	144,379
Embraer SA		76,400	436,419
ENGIE Brasil Energia SA		17,200	195,411
Equatorial Energia SA		22,900	422,230
Fibria Celulose SA		29,400	274,024
Hypermarcas SA		40,200	356,571
JBS SA		84,000	317,223
Klabin SA unit		64,100	330,356
Kroton Educacional SA		159,652	684,491
Localiza Rent A Car SA		18,680	218,450
Lojas Americanas SA		24,750	103,285
Lojas Renner SA		72,000	545,638
M. Dias Branco SA		4,200	165,169
Multiplan Empreendimentos Imobiliarios SA		9,500	188,276
Multiplan Empreendimentos Imobiliarios SA rights 2/13/17 (a)		516	730
Natura Cosmeticos SA		18,300	146,755
Odontoprev SA		27,200	96,764
Petroleo Brasileiro SA - Petrobras (ON) (a)		359,700	1,848,098
Porto Seguro SA		11,600	96,743
Qualicorp SA		23,600	154,358
Rumo Logistica Operadora Multimodal SA (a)		95,600	227,540
Sul America SA unit		18,453	108,864
TIM Participacoes SA		101,300	287,720
Ultrapar Participacoes SA		41,600	873,427
Vale SA		148,900	1,520,612
Weg SA		64,700	326,672

TOTAL BRAZIL			22,520,186

British Virgin Islands - 0.0%
First Pacific Co. Ltd.		252,852	191,718
Canada - 6.8%
Agnico Eagle Mines Ltd. (Canada)		25,587	1,220,507
Agrium, Inc.		15,033	1,548,298
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		48,118	2,204,276
AltaGas Ltd. (b)		18,471	439,329
ARC Resources Ltd.		40,580	631,504
ATCO Ltd. Class I (non-vtg.)		8,351	294,058
Bank of Montreal		73,852	5,586,361
Bank of Nova Scotia		137,715	8,229,563
Barrick Gold Corp.		133,436	2,459,017
BCE, Inc.		16,923	762,884
BlackBerry Ltd. (a)		56,766	400,470
Bombardier, Inc. Class B (sub. vtg.) (a)		221,869	424,556
Brookfield Asset Management, Inc. Class A		98,897	3,420,069
CAE, Inc.		30,326	430,682
Cameco Corp.		44,681	568,964
Canadian Imperial Bank of Commerce		45,187	3,847,970
Canadian National Railway Co.		88,730	6,166,948
Canadian Natural Resources Ltd.		126,119	3,812,889
Canadian Pacific Railway Ltd.		16,154	2,443,242
Canadian Tire Ltd. Class A (non-vtg.)		7,923	842,624
Canadian Utilities Ltd. Class A (non-vtg.)		14,762	420,199
CCL Industries, Inc. Class B		3,222	663,094
Cenovus Energy, Inc.		95,462	1,302,905
CGI Group, Inc. Class A (sub. vtg.) (a)		24,832	1,194,035
CI Financial Corp.		27,433	573,431
Constellation Software, Inc.		2,183	985,986
Crescent Point Energy Corp.		62,251	725,723
Dollarama, Inc.		12,976	982,736
Eldorado Gold Corp. (a)		81,954	289,713
Element Financial Corp.		44,933	436,813
Emera, Inc.		5,899	205,995
Empire Co. Ltd. Class A (non-vtg.)		19,217	239,982
Enbridge, Inc.		107,009	4,555,849
Encana Corp.		109,562	1,398,521
Fairfax Financial Holdings Ltd. (sub. vtg.)		2,639	1,233,054
Finning International, Inc.		18,990	384,397
First Capital Realty, Inc.		15,559	247,509
First Quantum Minerals Ltd.		79,096	997,476
Fortis, Inc.		45,522	1,463,701
Franco-Nevada Corp.		20,384	1,325,880
George Weston Ltd.		5,738	489,378
Gildan Activewear, Inc.		25,457	665,941
Goldcorp, Inc.		97,734	1,580,268
Great-West Lifeco, Inc.		34,078	933,888
H&R REIT/H&R Finance Trust		17,376	301,251
Husky Energy, Inc.		39,811	513,680
Hydro One Ltd.		20,254	374,339
IGM Financial, Inc.		11,118	341,678
Imperial Oil Ltd.		33,981	1,117,162
Industrial Alliance Insurance and Financial Services, Inc.		11,629	489,289
Intact Financial Corp.		14,993	1,094,705
Inter Pipeline Ltd.		41,135	892,088
Jean Coutu Group, Inc. Class A (sub. vtg.)		8,580	134,840
Keyera Corp.		21,154	621,005
Kinross Gold Corp. (a)		141,311	550,583
Linamar Corp.		5,717	251,350
Loblaw Companies Ltd.		25,608	1,345,884
Magna International, Inc. Class A (sub. vtg.)		44,588	1,928,806
Manulife Financial Corp.		225,970	4,332,720
Methanex Corp.		10,277	513,830
Metro, Inc. Class A (sub. vtg.)		27,158	825,019
National Bank of Canada		38,609	1,666,603
Onex Corp. (sub. vtg.)		9,542	667,738
Open Text Corp.		29,972	1,025,900
Pembina Pipeline Corp.		44,842	1,391,179
Peyto Exploration & Development Corp.		18,932	412,030
Potash Corp. of Saskatchewan, Inc.		96,154	1,788,963
Power Corp. of Canada (sub. vtg.)		42,736	1,002,674
Power Financial Corp.		28,675	745,054
PrairieSky Royalty Ltd.		23,237	544,652
Restaurant Brands International, Inc.		25,127	1,232,551
Restaurant Brands International, Inc.		304	14,920
RioCan (REIT)		18,203	363,850
Rogers Communications, Inc. Class B (non-vtg.)		41,522	1,801,281
Royal Bank of Canada		170,104	12,230,494
Saputo, Inc.		29,180	1,074,362
Seven Generations Energy Ltd. (a)		28,048	560,637
Shaw Communications, Inc. Class B		47,189	1,017,941
Silver Wheaton Corp.		50,418	1,114,717
Smart(REIT)		7,036	173,136
SNC-Lavalin Group, Inc.		17,338	747,216
Sun Life Financial, Inc.		70,172	2,769,671
Suncor Energy, Inc.		190,670	5,913,884
Teck Resources Ltd. Class B (sub. vtg.)		64,901	1,590,542
TELUS Corp.		22,407	748,019
The Toronto-Dominion Bank		212,427	11,004,576
Thomson Reuters Corp.		38,438	1,723,027
Tourmaline Oil Corp. (a)		23,856	557,694
TransCanada Corp.		97,973	4,622,142
Turquoise Hill Resources Ltd. (a)		116,762	422,631
Valeant Pharmaceuticals International, Inc. (Canada) (a)		38,360	528,601
Veresen, Inc.		36,396	370,043
Vermilion Energy, Inc.		13,135	541,853
West Fraser Timber Co. Ltd.		7,593	259,314
Yamana Gold, Inc.		111,122	367,204

TOTAL CANADA			145,654,013

Cayman Islands - 3.0%
3SBio, Inc. (a)		120,500	117,663
58.com, Inc. ADR (a)(b)		9,673	282,258
AAC Technology Holdings, Inc.		84,500	867,789
Alibaba Group Holding Ltd. sponsored ADR (a)(b)		128,585	13,026,946
Anta Sports Products Ltd.		116,000	369,211
ASM Pacific Technology Ltd.		28,000	340,431
Baidu.com, Inc. sponsored ADR (a)		31,105	5,445,552
Belle International Holdings Ltd.		722,000	440,092
Casetek Holdings		17,000	52,215
Chailease Holding Co. Ltd.		119,816	215,120
Cheung Kong Property Holdings Ltd.		308,216	2,025,867
China Conch Venture Holdings Ltd.		153,000	293,755
China Huishan Dairy Holdings Co. Ltd.		461,000	172,134
China Medical System Holdings Ltd.		146,000	237,912
China Mengniu Dairy Co. Ltd.		308,000	574,927
China Resources Land Ltd.		312,634	773,317
China State Construction International Holdings Ltd.		208,000	337,990
CK Hutchison Holdings Ltd.		309,716	3,712,002
Country Garden Holdings Co. Ltd.		646,644	370,794
Ctrip.com International Ltd. ADR (a)(b)		42,760	1,847,660
ENN Energy Holdings Ltd.		88,000	433,836
Evergrande Real Estate Group Ltd.		484,000	337,140
Fullshare Holdings Ltd.		790,000	332,840
GCL-Poly Energy Holdings Ltd.		1,527,000	197,345
Geely Automobile Holdings Ltd.		615,000	726,883
Haitian International Holdings Ltd.		77,000	156,636
Hengan International Group Co. Ltd.		81,500	667,261
JD.com, Inc. sponsored ADR (a)(b)		76,661	2,177,172
Kingsoft Corp. Ltd.		84,000	175,861
Longfor Properties Co. Ltd.		172,000	247,625
Melco Crown Entertainment Ltd. sponsored ADR (b)		21,899	368,779
MGM China Holdings Ltd.		111,200	215,997
NetEase, Inc. ADR		9,028	2,292,209
New Oriental Education & Technology Group, Inc. sponsored ADR (a)		15,378	731,224
Qinqin Foodstuffs Group Cayman Co. Ltd. (a)		11,700	3,700
Qunar Cayman Islands Ltd. sponsored ADR (a)(b)		4,222	128,475
Sands China Ltd.		276,800	1,217,911
Semiconductor Manufacturing International Corp. (a)		310,600	425,912
Shenzhou International Group Holdings Ltd.		64,000	394,778
Shimao Property Holdings Ltd.		129,000	172,818
SINA Corp.		6,388	445,371
Sino Biopharmaceutical Ltd.		513,000	402,642
SOHO China Ltd.		222,500	112,564
Sunac China Holdings Ltd.		209,000	185,663
Sunny Optical Technology Group Co. Ltd.		82,000	480,480
TAL Education Group ADR (a)(b)		4,959	401,629
Tencent Holdings Ltd.		650,400	17,004,957
Tingyi (Cayman Islands) Holding Corp.		228,000	259,173
Vipshop Holdings Ltd. ADR (a)		45,510	515,173
Want Want China Holdings Ltd.		641,000	457,325
Weibo Corp. sponsored ADR (a)(b)		3,435	165,636
WH Group Ltd.		929,000	705,615
Wynn Macau Ltd.		181,200	329,535
YY, Inc. ADR (a)(b)		3,127	128,457
Zhen Ding Technology Holding Ltd.		43,302	90,795

TOTAL CAYMAN ISLANDS			64,593,052

Chile - 0.2%
AES Gener SA		316,399	110,251
Aguas Andinas SA		309,409	167,987
Banco de Chile		2,768,142	329,962
Banco de Credito e Inversiones		4,321	222,148
Banco Santander Chile		7,392,520	400,073
Cencosud SA		160,611	468,033
Colbun SA		859,203	163,607
Compania Cervecerias Unidas SA		17,356	196,522
Compania de Petroleos de Chile SA (COPEC)		51,194	523,721
CorpBanca SA		18,083,703	148,082
Empresa Nacional de Electricidad SA		394,461	253,782
Empresa Nacional de Telecomunicaciones SA (ENTEL) (a)		17,936	194,051
Empresas CMPC SA		146,942	316,302
Enel Chile SA		2,300,605	221,698
Enersis SA		3,233,064	578,245
LATAM Airlines Group SA (a)		34,827	321,864
S.A.C.I. Falabella		67,993	551,115

TOTAL CHILE			5,167,443

China - 2.3%
Agricultural Bank of China Ltd. (H Shares)		2,808,000	1,172,963
Air China Ltd. (H Shares)		226,000	161,710
Aluminum Corp. of China Ltd. (H Shares) (a)		460,000	237,594
Anhui Conch Cement Co. Ltd. (H Shares)		140,000	450,515
AviChina Industry & Technology Co. Ltd. (H Shares)		260,000	190,857
Bank Communications Co. Ltd. (H Shares)		1,010,000	742,898
Bank of China Ltd. (H Shares)		9,093,000	4,118,372
Beijing Capital International Airport Co. Ltd. (H Shares)		178,000	172,201
BYD Co. Ltd. (H Shares) (b)		72,000	398,295
CGN Power Co. Ltd. (H Shares)		1,251,000	352,759
China Cinda Asset Management Co. Ltd. (H Shares)		1,014,000	351,286
China CITIC Bank Corp. Ltd. (H Shares)		1,033,000	679,412
China Coal Energy Co. Ltd. (H Shares) (a)		223,000	116,290
China Communications Construction Co. Ltd. (H Shares)		498,000	599,387
China Communications Services Corp. Ltd. (H Shares)		260,000	176,741
China Construction Bank Corp. (H Shares)		9,636,000	7,144,024
China Everbright Bank Co. Ltd. (H Shares)		366,000	176,171
China Galaxy Securities Co. Ltd. (H Shares)		339,500	315,167
China Huarong Asset Management Co. Ltd. (a)		544,000	206,217
China Life Insurance Co. Ltd. (H Shares)		852,000	2,346,909
China Longyuan Power Grid Corp. Ltd. (H Shares)		367,000	299,773
China Merchants Bank Co. Ltd. (H Shares)		446,251	1,117,575
China Minsheng Banking Corp. Ltd. (H Shares)		680,000	748,355
China National Building Materials Co. Ltd. (H Shares)		306,000	178,957
China Oilfield Services Ltd. (H Shares)		210,000	224,013
China Pacific Insurance (Group) Co. Ltd. (H Shares)		301,000	1,069,155
China Petroleum & Chemical Corp. (H Shares)		2,922,000	2,308,167
China Railway Construction Corp. Ltd. (H Shares)		229,500	318,432
China Railway Group Ltd. (H Shares)		463,000	405,270
China Shenhua Energy Co. Ltd. (H Shares)		391,000	826,304
China Southern Airlines Ltd. (H Shares)		222,000	127,148
China Telecom Corp. Ltd. (H Shares)		1,600,000	755,422
China Vanke Co. Ltd. (H Shares)		152,600	387,110
Chongqing Changan Automobile Co. Ltd. (B Shares)		101,400	143,757
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		269,000	163,803
CITIC Securities Co. Ltd. (H Shares)		246,000	500,594
CRRC Corp. Ltd. (H Shares)		468,950	456,347
Dongfeng Motor Group Co. Ltd. (H Shares)		316,000	335,004
Fuyao Glass Industries Group Co. Ltd.		58,000	171,431
GF Securities Co. Ltd. (H Shares)		156,400	334,370
Great Wall Motor Co. Ltd. (H Shares)		355,000	355,704
Guangzhou Automobile Group Co. Ltd. (H Shares)		246,000	335,498
Guangzhou R&F Properties Co. Ltd. (H Shares)		104,800	134,416
Haitong Securities Co. Ltd. (H Shares)		355,200	637,278
Huaneng Power International, Inc. (H Shares)		492,000	319,161
Huaneng Renewables Corp. Ltd. (H Shares)		436,000	135,307
Huatai Securities Co. Ltd. (H Shares)		172,000	331,713
Industrial & Commercial Bank of China Ltd. (H Shares)		8,446,000	5,163,759
Jiangsu Expressway Co. Ltd. (H Shares)		142,000	177,842
Jiangxi Copper Co. Ltd. (H Shares)		146,000	252,133
New China Life Insurance Co. Ltd. (H Shares)		88,200	425,561
People's Insurance Co. of China Group (H Shares)		816,000	317,851
PetroChina Co. Ltd. (H Shares)		2,416,000	1,919,346
PICC Property & Casualty Co. Ltd. (H Shares)		527,289	797,076
Ping An Insurance (Group) Co. of China Ltd. (H Shares)		595,500	3,054,783
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		196,000	128,217
Shanghai Electric Group Co. Ltd. (H Shares) (a)		324,000	147,454
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)		48,000	159,244
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		77,040	111,092
Shanghai Pharma Holding Co. Ltd. (H Shares)		82,500	210,108
Sinopec Engineering Group Co. Ltd. (H Shares)		132,500	107,605
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)		419,000	259,450
Sinopharm Group Co. Ltd. (H Shares)		133,600	610,541
Sinotrans Ltd. (H Shares)		220,000	91,731
TravelSky Technology Ltd. (H Shares)		109,000	244,837
Tsingtao Brewery Co. Ltd. (H Shares)		44,000	175,692
Weichai Power Co. Ltd. (H Shares)		114,800	203,427
Yanzhou Coal Mining Co. Ltd. (H Shares)		200,000	156,671
Zhejiang Expressway Co. Ltd. (H Shares)		168,000	168,746
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)		63,500	361,793
Zijin Mng Group Co. Ltd. (H Shares)		668,000	228,565
ZTE Corp. (H Shares)		90,880	141,299

TOTAL CHINA			48,844,655

Colombia - 0.1%
Cementos Argos SA		55,420	220,941
Corporacion Financiera Colombiana SA		9,035	106,452
Ecopetrol SA (a)		546,008	256,692
Grupo de Inversiones Suramerica SA		26,147	348,656
Interconexion Electrica SA ESP		41,564	150,070
Inversiones Argos SA		31,390	207,782

TOTAL COLOMBIA			1,290,593

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S		18,591	318,552
Komercni Banka A/S		8,884	314,104
MONETA Money Bank A/S		48,741	160,841
Telefonica Czech Rep A/S		6,544	67,712

TOTAL CZECH REPUBLIC			861,209

Denmark - 1.1%
A.P. Moller - Maersk A/S:
Series A		444	707,724
Series B		736	1,233,631
Carlsberg A/S Series B		12,251	1,106,217
Christian Hansen Holding A/S		11,458	698,613
Coloplast A/S Series B		13,651	978,850
Danske Bank A/S		78,598	2,616,339
DONG Energy A/S		9,602	363,397
DSV de Sammensluttede Vognmaend A/S		21,810	1,058,767
Genmab A/S (a)		6,549	1,262,559
ISS Holdings A/S		19,355	687,552
Novo Nordisk A/S Series B		218,985	7,914,063
Novozymes A/S Series B		26,440	1,029,818
Pandora A/S		12,717	1,664,290
TDC A/S		91,503	481,528
Tryg A/S		13,201	252,006
Vestas Wind Systems A/S		25,371	1,773,791
William Demant Holding A/S (a)		14,419	269,606

TOTAL DENMARK			24,098,751

Egypt - 0.0%
Commercial International Bank SAE		65,566	264,997
Commercial International Bank SAE sponsored GDR		54,971	218,510
Global Telecom Holding (a)		149,355	55,644
Global Telecom Holding GDR (a)		32,000	57,920
Talaat Moustafa Group Holding		80,236	35,905

TOTAL EGYPT			632,976

Finland - 0.6%
Elisa Corp. (A Shares)		15,960	538,056
Fortum Corp.		51,158	816,779
Kone Oyj (B Shares)		38,643	1,747,863
Metso Corp.		12,826	394,048
Neste Oyj		14,927	519,828
Nokia Corp.		669,037	3,004,089
Nokian Tyres PLC		13,015	487,805
Orion Oyj (B Shares)		11,650	542,285
Sampo Oyj (A Shares)		51,188	2,370,440
Stora Enso Oyj (R Shares)		63,426	720,287
UPM-Kymmene Corp.		60,912	1,380,845
Wartsila Corp.		17,020	853,430

TOTAL FINLAND			13,375,755

France - 6.2%
Accor SA		19,636	794,996
Aeroports de Paris		3,442	381,596
Air Liquide SA		37,210	4,017,333
Alstom SA (a)		17,329	491,050
Arkema SA		7,825	772,064
Atos Origin SA		10,189	1,083,294
AXA SA		222,175	5,460,453
BIC SA		3,270	427,302
BNP Paribas SA		121,366	7,753,444
Bollore Group		99,916	398,972
Bollore Group (a)		491	2,014
Bouygues SA		23,921	869,064
Bureau Veritas SA		29,904	584,938
Capgemini SA		18,747	1,525,292
Carrefour SA		65,076	1,591,503
Casino Guichard Perrachon SA		6,469	348,466
Christian Dior SA		6,233	1,337,294
CNP Assurances		19,483	365,640
Compagnie de St. Gobain		57,184	2,809,776
Credit Agricole SA		128,678	1,703,705
Danone SA		67,614	4,238,637
Dassault Aviation SA		263	303,030
Dassault Systemes SA		14,753	1,141,566
Edenred SA		23,604	513,815
EDF SA (a)		5,248	51,667
EDF SA (b)		24,961	245,742
Eiffage SA		6,650	477,956
Engie		167,612	2,002,070
Essilor International SA		23,747	2,778,822
Eurazeo SA		4,777	293,833
Eutelsat Communications		19,840	337,858
Fonciere des Regions		3,978	330,872
Gecina SA		4,752	611,983
Groupe Eurotunnel SA		52,539	488,153
Hermes International SCA		3,016	1,310,285
ICADE		4,295	303,780
Iliad SA		3,065	654,951
Imerys SA		4,166	334,187
Ingenico SA		6,207	523,038
JCDecaux SA		8,632	275,727
Kering SA		8,677	2,062,574
Klepierre SA		25,212	956,655
L'Oreal SA		5,097	926,297
L'Oreal SA		23,753	4,316,724
Lagardere S.C.A. (Reg.)		13,658	342,204
Legrand SA		30,582	1,775,454
LVMH Moet Hennessy - Louis Vuitton SA		31,983	6,445,318
Michelin CGDE Series B		20,813	2,232,833
Natixis SA		109,187	646,503
Orange SA		228,675	3,550,052
Pernod Ricard SA		24,321	2,844,677
Peugeot Citroen SA (a)		55,517	1,030,806
Publicis Groupe SA		21,983	1,508,320
Remy Cointreau SA		2,436	221,128
Renault SA		22,019	1,981,902
Rexel SA		34,037	591,745
Safran SA		35,834	2,425,412
Sanofi SA		132,910	10,682,841
Schneider Electric SA		64,366	4,601,171
SCOR SE		18,922	640,395
SEB SA		2,569	323,221
SFR Group SA (a)		10,736	311,294
Societe Generale Series A		87,881	4,296,287
Sodexo SA (a)		1,068	118,000
Sodexo SA		512	56,569
Sodexo SA (a)		1,000	110,487
Sodexo SA		8,005	884,447
Suez Environnement SA		36,765	556,820
Thales SA		12,094	1,132,954
Total SA		261,566	13,233,982
Unibail-Rodamco		11,355	2,616,780
Valeo SA		27,233	1,661,576
Veolia Environnement SA		54,987	936,611
VINCI SA		58,022	4,064,995
Vivendi SA		117,934	2,162,446
Wendel SA		3,227	381,448
Zodiac Aerospace		23,527	713,667

TOTAL FRANCE			133,280,763

Germany - 5.9%
adidas AG		21,558	3,389,547
Allianz SE		52,343	8,896,449
Axel Springer Verlag AG		4,676	245,926
BASF AG		105,180	10,118,846
Bayer AG		94,750	10,524,748
Bayerische Motoren Werke AG (BMW)		37,910	3,444,560
Beiersdorf AG		11,534	1,020,231
Brenntag AG		17,743	1,029,313
Commerzbank AG		122,004	1,055,339
Continental AG		12,584	2,454,706
Covestro AG		8,251	618,944
Daimler AG (Germany)		110,268	8,255,029
Deutsche Bank AG (a)		158,106	3,138,721
Deutsche Borse AG (a)		22,112	2,034,671
Deutsche Lufthansa AG		26,424	351,852
Deutsche Post AG		111,109	3,712,810
Deutsche Telekom AG		374,823	6,562,031
Deutsche Wohnen AG (Bearer)		38,701	1,259,181
E.ON AG		229,526	1,759,934
Evonik Industries AG		18,319	592,865
Fraport AG Frankfurt Airport Services Worldwide		4,903	292,479
Fresenius Medical Care AG & Co. KGaA		24,564	2,005,031
Fresenius SE & Co. KGaA		46,905	3,692,734
GEA Group AG		21,032	868,203
Hannover Reuck SE		6,943	761,864
HeidelbergCement Finance AG		17,044	1,640,087
Henkel AG & Co. KGaA		12,035	1,265,919
Hochtief AG		2,396	339,993
Hugo Boss AG		7,521	481,452
Infineon Technologies AG		129,597	2,376,900
Innogy SE		15,599	533,548
K&S AG		21,511	544,303
Lanxess AG		10,565	765,840
Linde AG		21,270	3,454,477
MAN SE		4,045	418,973
Merck KGaA		14,820	1,626,216
Metro AG		20,607	703,173
Muenchener Rueckversicherungs AG		18,446	3,473,498
OSRAM Licht AG		10,359	599,720
ProSiebenSat.1 Media AG		26,737	1,137,428
RWE AG (a)		56,634	749,227
SAP AG		112,607	10,297,935
Schaeffler AG		19,552	315,963
Siemens AG		87,625	10,996,226
Symrise AG		14,160	850,650
Telefonica Deutschland Holding AG		85,192	354,984
Thyssenkrupp AG		41,997	1,058,590
TUI AG		47,269	690,976
TUI AG		10,000	146,218
United Internet AG		14,271	596,118
Volkswagen AG		3,660	586,312
Vonovia SE		53,466	1,747,080
Zalando SE (a)		9,899	390,091

TOTAL GERMANY			126,227,911

Greece - 0.1%
Alpha Bank AE (a)		161,923	286,665
EFG Eurobank Ergasias SA (a)		197,764	120,086
Ff Group (a)		3,532	67,563
Greek Organization of Football Prognostics SA		26,286	232,681
Hellenic Telecommunications Organization SA		28,990	263,814
Jumbo SA		11,978	168,093
National Bank of Greece SA (a)		586,025	140,234
Piraeus Bank SA (a)		783,803	149,762
Titan Cement Co. SA (Reg.)		4,948	111,154

TOTAL GREECE			1,540,052

Hong Kong - 2.5%
AIA Group Ltd.		1,379,600	8,541,591
Bank of East Asia Ltd.		135,067	575,312
Beijing Enterprises Holdings Ltd.		60,000	299,091
BOC Hong Kong (Holdings) Ltd.		422,000	1,687,107
Cathay Pacific Airways Ltd.		127,000	172,008
China Everbright International Ltd.		287,000	348,075
China Everbright Ltd.		100,000	190,923
China Jinmao Holdings Group Ltd.		426,000	125,041
China Merchants Holdings International Co. Ltd.		148,238	396,291
China Mobile Ltd.		703,500	7,916,222
China Overseas Land and Investment Ltd.		440,000	1,292,039
China Power International Development Ltd.		352,000	126,853
China Resources Beer Holdings Co. Ltd. (a)		183,162	372,023
China Resources Power Holdings Co. Ltd.		224,523	385,616
China Taiping Insurance Group Ltd. (a)		186,577	408,737
China Unicom Ltd.		688,000	812,061
CITIC Pacific Ltd.		502,000	744,214
CLP Holdings Ltd.		187,500	1,830,110
CNOOC Ltd.		2,044,000	2,552,454
CSPC Pharmaceutical Group Ltd.		476,000	535,719
Far East Horizon Ltd.		215,000	196,000
Fosun International Ltd.		297,000	450,767
Galaxy Entertainment Group Ltd.		269,000	1,277,721
Guangdong Investment Ltd.		318,000	394,608
Hang Lung Group Ltd.		102,000	391,183
Hang Lung Properties Ltd.		252,000	620,191
Hang Seng Bank Ltd.		87,100	1,775,358
Henderson Land Development Co. Ltd.		126,364	697,522
HK Electric Investments & HK Electric Investments Ltd. unit		319,500	266,690
Hong Kong & China Gas Co. Ltd.		866,100	1,630,696
Hong Kong Exchanges and Clearing Ltd.		132,758	3,211,000
Hysan Development Co. Ltd.		73,020	332,785
Lenovo Group Ltd.		814,000	533,185
Link (REIT)		255,547	1,746,302
MTR Corp. Ltd.		169,468	860,924
New World Development Co. Ltd.		641,597	740,271
PCCW Ltd.		499,913	303,429
Power Assets Holdings Ltd.		158,000	1,513,934
Shanghai Industrial Holdings Ltd.		53,000	142,638
Sino Land Ltd.		345,460	570,820
Sino-Ocean Group Holding Ltd.		323,591	139,362
SJM Holdings Ltd.		236,000	187,516
Sun Art Retail Group Ltd.		274,000	275,820
Sun Hung Kai Properties Ltd.		165,781	2,281,322
Swire Pacific Ltd. (A Shares)		61,000	621,463
Swire Properties Ltd.		132,800	373,669
Techtronic Industries Co. Ltd.		159,500	551,648
Wharf Holdings Ltd.		156,000	1,169,733
Wheelock and Co. Ltd.		94,000	571,325

TOTAL HONG KONG			53,139,369

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		4,027	283,985
OTP Bank PLC		27,507	845,370
Richter Gedeon PLC		16,323	351,470

TOTAL HUNGARY			1,480,825

India - 1.8%
ACC Ltd.		4,706	98,525
Adani Ports & Special Economic Zone		95,578	415,283
Ambuja Cements Ltd.		71,635	243,027
Apollo Hospitals Enterprise Ltd.		9,339	170,146
Ashok Leyland Ltd. (a)		134,953	181,397
Asian Paints Ltd.		32,788	471,411
Aurobindo Pharma Ltd.		31,153	314,598
Axis Bank Ltd.		191,219	1,319,826
Bajaj Auto Ltd.		9,529	399,910
Bajaj Finance Ltd.		18,772	288,302
Bajaj Finserv Ltd.		4,467	214,755
Bharat Forge Ltd.		12,406	171,247
Bharat Heavy Electricals Ltd.		62,640	127,154
Bharat Petroleum Corp. Ltd.		56,876	574,236
Bharti Airtel Ltd.		112,484	580,122
Bharti Infratel Ltd.		66,260	288,339
Bosch Ltd. (a)		860	281,900
Cadila Healthcare Ltd.		21,768	113,023
Cairn India Ltd.		53,178	217,784
Cipla Ltd. (a)		39,467	336,330
Coal India Ltd.		79,409	363,671
Container Corp. of India Ltd.		4,155	72,955
Dabur India Ltd.		62,515	255,560
Divi's Laboratories Ltd.		9,825	101,881
Dr. Reddy's Laboratories Ltd. (a)		12,850	578,402
Eicher Motors Ltd.		1,496	510,265
GAIL India Ltd.		36,840	255,449
Glenmark Pharmaceuticals Ltd. (a)		16,216	214,688
Godrej Consumer Products Ltd.		13,891	325,152
Havells India Ltd.		29,427	183,082
HCL Technologies Ltd.		65,013	781,090
Hero Motocorp Ltd.		5,872	275,910
Hindalco Industries Ltd. (a)		130,739	367,827
Hindustan Petroleum Corp. Ltd.		47,832	369,358
Hindustan Unilever Ltd.		74,503	943,936
Housing Development Finance Corp. Ltd.		171,992	3,479,453
ICICI Bank Ltd.		125,669	501,603
Idea Cellular Ltd. (a)		134,896	219,981
IDFC Bank Ltd. (a)		144,952	128,710
Indiabulls Housing Finance Ltd.		34,301	381,368
Infosys Ltd.		208,047	2,859,549
Infosys Ltd. sponsored ADR		2,400	33,048
ITC Ltd.		387,612	1,481,784
JSW Steel Ltd. (a)		96,861	284,278
Larsen & Toubro Ltd.		35,783	766,514
LIC Housing Finance Ltd.		34,464	282,568
Lupin Ltd.		24,860	541,533
Mahindra & Mahindra Financial Services Ltd. (a)		29,505	116,726
Mahindra & Mahindra Ltd.		42,983	789,502
Marico Ltd.		54,818	208,871
Maruti Suzuki India Ltd.		12,102	1,056,539
Motherson Sumi Systems Ltd.		50,328	247,372
Nestle India Ltd.		2,683	232,549
NTPC Ltd.		187,576	478,838
Oil & Natural Gas Corp. Ltd.		146,000	438,011
Piramal Enterprises Ltd.		9,030	225,727
Power Finance Corp. Ltd.		69,204	133,406
Reliance Industries Ltd.		148,469	2,298,449
Shree Cement Ltd.		971	222,289
Shriram Transport Finance Co. Ltd.		17,111	241,972
Siemens India Ltd.		7,413	125,894
State Bank of India		180,037	694,255
Sun Pharmaceutical Industries Ltd.		110,233	1,031,062
Tata Consultancy Services Ltd.		54,105	1,786,911
Tata Motors Ltd. (a)		157,564	1,221,842
Tata Motors Ltd. Class A		79,430	391,709
Tata Power Co. Ltd.		119,095	140,765
Tata Steel Ltd. (a)		34,947	239,683
Tech Mahindra Ltd.		27,611	184,932
Titan Co. Ltd.		36,614	196,343
Ultratech Cemco Ltd. (a)		9,884	540,857
United Spirits Ltd. (a)		7,674	247,616
UPL Ltd. (a)		40,958	439,670
Vedanta Ltd. (a)		119,145	446,650
Wipro Ltd.		68,358	464,510
Yes Bank Ltd. (a)		36,128	747,015
Zee Entertainment Enterprises Ltd.		65,148	472,001

TOTAL INDIA			39,428,896

Indonesia - 0.6%
PT Adaro Energy Tbk		1,685,900	214,012
PT AKR Corporindo Tbk		196,800	98,382
PT Astra International Tbk		2,318,400	1,380,362
PT Bank Central Asia Tbk		1,411,800	1,617,715
PT Bank CIMB Niaga Tbk (a)		62,470	4,585
PT Bank Danamon Indonesia Tbk Series A		336,500	104,837
PT Bank Mandiri (Persero) Tbk		1,070,700	874,041
PT Bank Negara Indonesia (Persero) Tbk		860,000	367,122
PT Bank Rakyat Indonesia Tbk		1,272,200	1,117,135
PT Bumi Serpong Damai Tbk		828,700	113,576
PT Charoen Pokphand Indonesia Tbk		905,700	210,273
PT Gudang Garam Tbk		56,800	262,677
PT Hanjaya Mandala Sampoerna Tbk		1,086,200	313,190
PT Indocement Tunggal Prakarsa Tbk		181,200	203,897
PT Indofood CBP Sukses Makmur Tbk		285,300	179,481
PT Indofood Sukses Makmur Tbk		507,500	301,212
PT Jasa Marga Tbk		231,496	73,163
PT Kalbe Farma Tbk		2,474,100	268,672
PT Lippo Karawaci Tbk		1,968,000	108,330
PT Matahari Department Store Tbk		289,600	320,452
PT Media Nusantara Citra Tbk		524,300	66,556
PT Pakuwon Jati Tbk		2,578,900	108,158
PT Perusahaan Gas Negara Tbk Series B		1,273,100	274,595
PT Semen Gresik (Persero) Tbk		356,200	240,757
PT Summarecon Agung Tbk		1,075,700	105,536
PT Surya Citra Media Tbk		622,900	131,554
PT Telkomunikasi Indonesia Tbk Series B		5,772,300	1,673,302
PT Tower Bersama Infrastructure Tbk		263,400	97,647
PT Unilever Indonesia Tbk		170,600	526,397
PT United Tractors Tbk		197,100	322,534
PT Waskita Karya Persero Tbk		516,500	99,026
PT XL Axiata Tbk (a)		402,700	87,763

TOTAL INDONESIA			11,866,939

Ireland - 0.4%
Bank of Ireland (a)		3,165,841	847,546
CRH PLC		94,347	3,272,492
CRH PLC sponsored ADR		800	27,616
DCC PLC (United Kingdom)		10,202	820,742
James Hardie Industries PLC CDI		51,276	804,198
Kerry Group PLC Class A		18,194	1,278,592
Paddy Power Betfair PLC (Ireland)		9,165	957,702
Ryanair Holdings PLC (a)		5,681	87,900
Ryanair Holdings PLC sponsored ADR (a)		2,338	195,597

TOTAL IRELAND			8,292,385

Isle of Man - 0.0%
Genting Singapore PLC		684,800	471,321
New Europe Property Investments PLC		28,000	326,234

TOTAL ISLE OF MAN			797,555

Israel - 0.4%
Azrieli Group		5,082	231,886
Bank Hapoalim BM (Reg.)		122,606	739,952
Bank Leumi le-Israel BM (a)		166,870	689,251
Bezeq The Israel Telecommunication Corp. Ltd.		232,420	405,705
Check Point Software Technologies Ltd. (a)(b)		14,684	1,450,339
Elbit Systems Ltd. (Israel)		2,780	305,689
Frutarom Industries Ltd.		4,562	240,714
Israel Chemicals Ltd.		61,583	282,629
Mizrahi Tefahot Bank Ltd.		16,158	248,486
NICE Systems Ltd.		6,014	420,392
NICE Systems Ltd. sponsored ADR		773	54,249
Taro Pharmaceutical Industries Ltd. (a)(b)		1,769	184,843
Teva Pharmaceutical Industries Ltd. sponsored ADR		104,537	3,494,672

TOTAL ISRAEL			8,748,807

Italy - 1.1%
Assicurazioni Generali SpA		133,910	2,130,753
Atlantia SpA		47,221	1,073,025
Enel SpA		872,253	3,646,571
Eni SpA		291,485	4,481,821
Intesa Sanpaolo SpA		1,449,366	3,404,359
Intesa Sanpaolo SpA (Risparmio Shares)		110,960	244,354
Leonardo SpA (a)		46,642	600,172
Luxottica Group SpA		19,370	1,040,029
Mediobanca SpA		63,524	545,507
Poste Italiane SpA		60,255	378,238
Prysmian SpA		22,604	587,089
Saipem SpA (a)		683,847	348,806
Snam Rete Gas SpA		280,656	1,066,448
Telecom Italia SpA (a)		1,158,593	996,293
Terna SpA		173,338	759,326
UniCredit SpA (b)		60,164	1,634,067
Unipolsai SpA		133,004	276,531

TOTAL ITALY			23,213,389

Japan - 16.3%
ABC-MART, Inc.		3,800	220,778
ACOM Co. Ltd. (a)		46,800	201,856
AEON Co. Ltd.		74,900	1,081,940
AEON Financial Service Co. Ltd.		13,000	232,805
AEON MALL Co. Ltd.		13,470	195,530
Air Water, Inc.		17,500	324,241
Aisin Seiki Co. Ltd.		21,900	1,002,772
Ajinomoto Co., Inc.		62,200	1,227,639
Alfresa Holdings Corp.		21,700	356,510
All Nippon Airways Ltd.		132,000	392,224
Alps Electric Co. Ltd.		21,900	584,789
Amada Holdings Co. Ltd.		38,500	453,162
Aozora Bank Ltd.		135,000	492,605
Asahi Glass Co. Ltd.		116,000	862,988
Asahi Group Holdings		44,200	1,554,105
Asahi Kasei Corp.		144,000	1,345,496
Asics Corp.		18,300	356,729
Astellas Pharma, Inc.		246,600	3,309,809
Bandai Namco Holdings, Inc.		23,100	636,268
Bank of Kyoto Ltd.		35,000	274,334
Benesse Holdings, Inc.		7,800	226,933
Bridgestone Corp.		74,400	2,729,955
Brother Industries Ltd.		27,500	508,547
Calbee, Inc.		9,200	299,442
Canon, Inc.		122,200	3,615,457
Casio Computer Co. Ltd.		26,200	362,916
Central Japan Railway Co.		16,500	2,669,870
Chiba Bank Ltd.		79,000	518,457
Chubu Electric Power Co., Inc.		73,600	979,725
Chugai Pharmaceutical Co. Ltd.		25,800	754,052
Chugoku Electric Power Co., Inc.		32,100	361,057
Concordia Financial Group Ltd.		135,300	716,823
Credit Saison Co. Ltd.		17,500	319,591
CYBERDYNE, Inc. (a)(b)		11,900	167,681
Dai Nippon Printing Co. Ltd.		61,000	620,751
Dai-ichi Mutual Life Insurance Co.		123,400	2,253,572
Daicel Chemical Industries Ltd.		32,100	355,940
Daiichi Sankyo Kabushiki Kaisha		68,900	1,540,502
Daikin Industries Ltd.		26,800	2,664,334
Dainippon Sumitomo Pharma Co. Ltd.		18,500	311,965
Daito Trust Construction Co. Ltd.		8,000	1,118,767
Daiwa House Industry Co. Ltd.		64,900	1,761,169
Daiwa House REIT Investment Corp.		157	395,455
Daiwa Securities Group, Inc.		190,000	1,217,474
DeNA Co. Ltd.		12,400	277,740
DENSO Corp.		54,500	2,365,641
Dentsu, Inc.		24,800	1,146,541
Don Quijote Holdings Co. Ltd.		13,300	482,362
East Japan Railway Co.		37,900	3,433,859
Eisai Co. Ltd.		28,900	1,590,767
Electric Power Development Co. Ltd.		16,700	387,956
FamilyMart Co. Ltd.		9,500	602,427
Fanuc Corp.		22,200	4,358,455
Fast Retailing Co. Ltd.		6,100	1,922,221
Fuji Electric Co. Ltd.		65,000	385,130
Fuji Heavy Industries Ltd.		70,400	2,830,715
Fujifilm Holdings Corp.		50,100	1,941,259
Fujitsu Ltd.		213,000	1,242,421
Fukuoka Financial Group, Inc.		88,000	389,691
Hakuhodo DY Holdings, Inc.		25,000	307,767
Hamamatsu Photonics K.K.		16,300	471,344
Hankyu Hanshin Holdings, Inc.		27,700	939,607
Hikari Tsushin, Inc.		2,500	228,722
Hino Motors Ltd.		29,900	316,451
Hirose Electric Co. Ltd.		3,565	464,767
Hiroshima Bank Ltd.		58,000	271,739
Hisamitsu Pharmaceutical Co., Inc.		7,100	368,488
Hitachi Chemical Co. Ltd.		12,200	346,843
Hitachi Construction Machinery Co. Ltd.		12,300	283,561
Hitachi High-Technologies Corp.		7,900	338,991
Hitachi Ltd.		554,000	3,177,490
Hitachi Metals Ltd.		24,800	343,962
Hokuriku Electric Power Co., Inc.		19,700	198,378
Honda Motor Co. Ltd.		186,600	5,553,010
Hoshizaki Corp.		5,700	464,946
Hoya Corp.		45,500	1,983,447
Hulic Co. Ltd.		34,800	339,648
Idemitsu Kosan Co. Ltd.		10,100	312,634
IHI Corp. (a)		166,000	448,410
Iida Group Holdings Co. Ltd.		17,000	318,439
INPEX Corp.		108,800	1,070,077
Isetan Mitsukoshi Holdings Ltd.		38,100	446,766
Isuzu Motors Ltd.		68,000	916,624
Itochu Corp.		171,500	2,363,422
J. Front Retailing Co. Ltd.		27,600	399,175
Japan Airlines Co. Ltd.		13,800	440,241
Japan Airport Terminal Co. Ltd. (b)		5,500	197,281
Japan Exchange Group, Inc.		59,800	892,419
Japan Post Bank Co. Ltd.		46,900	571,141
Japan Post Holdings Co. Ltd.		51,700	650,199
Japan Prime Realty Investment Corp.		96	385,156
Japan Real Estate Investment Corp.		150	852,892
Japan Retail Fund Investment Corp.		295	631,228
Japan Tobacco, Inc.		126,000	4,061,996
JFE Holdings, Inc.		59,700	1,047,962
JGC Corp.		23,400	406,821
JSR Corp.		22,300	383,155
JTEKT Corp.		25,300	416,774
JX Holdings, Inc.		243,000	1,146,239
Kajima Corp.		104,000	724,896
Kakaku.com, Inc.		16,300	295,078
Kamigumi Co. Ltd.		26,000	252,839
Kaneka Corp.		32,000	276,043
Kansai Electric Power Co., Inc. (a)		80,700	860,891
Kansai Paint Co. Ltd.		24,500	476,069
Kao Corp.		57,700	2,853,061
Kawasaki Heavy Industries Ltd.		160,000	503,056
KDDI Corp.		210,000	5,642,360
Keihan Electric Railway Co., Ltd.		59,000	393,473
Keihin Electric Express Railway Co. Ltd.		53,000	621,956
Keio Corp.		66,000	542,450
Keisei Electric Railway Co.		15,900	375,990
Keyence Corp.		11,220	4,359,414
Kikkoman Corp.		17,000	535,249
Kintetsu Group Holdings Co. Ltd.		208,000	799,504
Kirin Holdings Co. Ltd.		94,100	1,540,136
Kobe Steel Ltd. (a)		35,800	349,090
Koito Manufacturing Co. Ltd.		12,900	683,217
Komatsu Ltd.		105,700	2,502,830
Konami Holdings Corp.		10,500	420,335
Konica Minolta, Inc.		50,700	526,263
Kose Corp.		3,600	306,084
Kubota Corp.		121,100	1,930,564
Kuraray Co. Ltd.		41,000	650,713
Kurita Water Industries Ltd.		11,700	277,708
Kyocera Corp.		36,700	1,912,521
Kyowa Hakko Kirin Co., Ltd.		29,500	397,392
Kyushu Electric Power Co., Inc.		49,600	552,624
Kyushu Financial Group, Inc.		40,800	281,853
Lawson, Inc.		7,400	540,041
LINE Corp. (b)		5,300	170,158
Lion Corp.		27,000	468,931
LIXIL Group Corp.		30,700	717,811
M3, Inc.		22,500	603,799
Mabuchi Motor Co. Ltd.		5,700	293,304
Makita Corp.		12,800	889,912
Marubeni Corp.		189,400	1,153,409
Marui Group Co. Ltd.		24,200	346,357
Maruichi Steel Tube Ltd.		6,100	204,756
Mazda Motor Corp.		65,100	958,020
McDonald's Holdings Co. (Japan) Ltd.		7,300	191,956
Mebuki Financial Group, Inc.		107,340	413,541
Medipal Holdings Corp.		20,100	325,595
Meiji Holdings Co. Ltd.		13,100	1,014,029
Minebea Mitsumi, Inc.		38,800	386,591
Miraca Holdings, Inc.		6,500	297,051
Misumi Group, Inc.		32,000	597,998
Mitsubishi Chemical Holdings Corp.		155,000	1,084,080
Mitsubishi Corp.		173,100	3,908,586
Mitsubishi Electric Corp.		221,100	3,371,036
Mitsubishi Estate Co. Ltd.		143,000	2,738,796
Mitsubishi Gas Chemical Co., Inc.		20,700	397,647
Mitsubishi Heavy Industries Ltd.		367,000	1,654,117
Mitsubishi Logistics Corp.		13,000	184,908
Mitsubishi Materials Corp.		12,700	433,606
Mitsubishi Motors Corp. of Japan		75,900	412,069
Mitsubishi Tanabe Pharma Corp.		25,300	506,179
Mitsubishi UFJ Financial Group, Inc.		1,460,700	9,353,624
Mitsubishi UFJ Lease & Finance Co. Ltd.		51,100	272,901
Mitsui & Co. Ltd.		195,600	2,869,643
Mitsui Chemicals, Inc.		104,000	490,019
Mitsui Fudosan Co. Ltd.		102,000	2,363,679
Mitsui OSK Lines Ltd.		131,000	417,678
mixi, Inc.		5,300	229,772
Mizuho Financial Group, Inc.		2,761,900	5,124,949
MS&AD Insurance Group Holdings, Inc.		57,900	1,946,068
Murata Manufacturing Co. Ltd.		21,900	2,958,857
Nabtesco Corp.		13,100	341,916
Nagoya Railroad Co. Ltd.		104,000	512,125
NEC Corp.		299,000	691,161
New Hampshire Foods Ltd.		20,000	544,682
Nexon Co. Ltd.		20,300	309,597
NGK Insulators Ltd.		30,300	595,749
NGK Spark Plug Co. Ltd.		20,100	452,878
Nidec Corp.		27,300	2,565,344
Nikon Corp.		39,300	635,218
Nintendo Co. Ltd.		13,000	2,660,864
Nippon Building Fund, Inc.		162	929,732
Nippon Electric Glass Co. Ltd.		50,000	288,283
Nippon Express Co. Ltd.		94,000	498,680
Nippon Paint Holdings Co. Ltd.		18,900	552,387
Nippon Prologis REIT, Inc.		181	378,319
Nippon Steel & Sumitomo Metal Corp.		92,370	2,238,690
Nippon Telegraph & Telephone Corp.		79,200	3,498,447
Nippon Yusen KK		185,000	393,234
Nissan Chemical Industries Co. Ltd.		13,800	493,163
Nissan Motor Co. Ltd.		276,300	2,733,483
Nisshin Seifun Group, Inc.		21,795	331,432
Nissin Food Holdings Co. Ltd.		6,700	353,662
Nitori Holdings Co. Ltd.		9,200	1,028,288
Nitto Denko Corp.		18,900	1,496,968
NKSJ Holdings, Inc.		40,350	1,464,479
NOK Corp.		11,200	227,353
Nomura Holdings, Inc.		415,900	2,578,107
Nomura Real Estate Holdings, Inc.		14,600	251,501
Nomura Real Estate Master Fund, Inc.		457	711,950
Nomura Research Institute Ltd.		15,102	516,285
NSK Ltd.		51,100	621,835
NTT Data Corp.		14,500	731,999
NTT DOCOMO, Inc.		158,600	3,792,139
Obayashi Corp.		74,900	713,776
OBIC Co. Ltd.		7,600	364,822
Odakyu Electric Railway Co. Ltd.		34,000	673,616
Oji Holdings Corp.		94,000	416,261
Olympus Corp.		33,300	1,148,734
OMRON Corp.		22,000	903,109
Ono Pharmaceutical Co. Ltd.		47,200	964,191
Oracle Corp. Japan		4,500	251,882
Oriental Land Co. Ltd.		25,000	1,369,896
ORIX Corp.		151,600	2,291,925
Osaka Gas Co. Ltd.		215,000	804,893
Otsuka Corp.		6,100	313,887
Otsuka Holdings Co. Ltd.		44,700	2,058,235
Panasonic Corp.		252,600	2,628,288
Park24 Co. Ltd.		11,900	328,301
Pola Orbis Holdings, Inc.		2,600	246,851
Rakuten, Inc.		106,700	1,065,488
Recruit Holdings Co. Ltd.		42,000	1,839,430
Resona Holdings, Inc.		252,800	1,372,925
Ricoh Co. Ltd.		77,500	692,565
Rinnai Corp.		4,000	340,094
ROHM Co. Ltd.		10,300	660,455
Ryohin Keikaku Co. Ltd.		2,700	505,757
Sankyo Co. Ltd. (Gunma)		5,000	167,169
Santen Pharmaceutical Co. Ltd.		43,300	543,024
SBI Holdings, Inc. Japan		24,730	342,554
Secom Co. Ltd.		24,000	1,735,754
Sega Sammy Holdings, Inc.		21,500	338,181
Seibu Holdings, Inc.		19,600	330,688
Seiko Epson Corp.		32,200	663,351
Sekisui Chemical Co. Ltd.		46,800	764,318
Sekisui House Ltd.		68,800	1,114,169
Seven & i Holdings Co. Ltd.		86,300	3,446,344
Seven Bank Ltd.		64,400	184,799
Sharp Corp. (a)(b)		170,000	459,730
Shimadzu Corp.		26,900	454,806
Shimamura Co. Ltd.		2,500	327,473
SHIMANO, Inc.		8,500	1,340,758
SHIMIZU Corp.		62,000	570,525
Shin-Etsu Chemical Co. Ltd.		44,500	3,841,480
Shinsei Bank Ltd.		205,000	354,043
Shionogi & Co. Ltd.		34,200	1,643,211
Shiseido Co. Ltd.		43,400	1,213,862
Shizuoka Bank Ltd.		60,000	523,426
Showa Shell Sekiyu K.K.		21,800	213,733
SMC Corp.		6,600	1,806,802
SoftBank Corp.		110,000	8,474,375
Sohgo Security Services Co., Ltd.		8,300	312,049
Sony Corp.		144,400	4,372,107
Sony Financial Holdings, Inc.		20,200	340,453
Stanley Electric Co. Ltd.		17,000	479,541
Start Today Co. Ltd.		20,400	383,573
Sumitomo Chemical Co. Ltd.		180,000	961,297
Sumitomo Corp.		136,200	1,708,079
Sumitomo Electric Industries Ltd.		86,200	1,257,767
Sumitomo Heavy Industries Ltd.		63,000	434,098
Sumitomo Metal Mining Co. Ltd.		56,000	759,826
Sumitomo Mitsui Financial Group, Inc.		153,800	6,033,883
Sumitomo Mitsui Trust Holdings, Inc.		38,000	1,416,389
Sumitomo Realty & Development Co. Ltd.		41,000	1,112,603
Sumitomo Rubber Industries Ltd.		20,000	312,638
Sundrug Co. Ltd.		4,300	296,289
Suntory Beverage & Food Ltd.		16,000	679,479
Suzuken Co. Ltd.		8,830	291,700
Suzuki Motor Corp.		39,300	1,520,695
Sysmex Corp.		17,900	1,071,685
T&D Holdings, Inc.		66,300	988,540
Taiheiyo Cement Corp.		136,000	475,777
Taisei Corp.		121,000	859,463
Taisho Pharmaceutical Holdings Co. Ltd.		4,200	354,123
Taiyo Nippon Sanso Corp.		14,000	165,654
Takashimaya Co. Ltd.		35,000	301,612
Takeda Pharmaceutical Co. Ltd.		81,400	3,405,665
TDK Corp.		14,100	1,015,260
Teijin Ltd.		21,400	452,222
Terumo Corp.		39,100	1,444,044
The Chugoku Bank Ltd.		20,000	294,748
The Hachijuni Bank Ltd.		46,900	277,055
The Suruga Bank Ltd.		19,700	450,146
THK Co. Ltd.		14,000	346,063
Tobu Railway Co. Ltd.		111,000	563,307
Toho Co. Ltd.		13,100	377,650
Toho Gas Co. Ltd.		44,000	328,509
Tohoku Electric Power Co., Inc.		52,300	637,364
Tokio Marine Holdings, Inc.		78,000	3,268,249
Tokyo Electric Power Co., Inc. (a)		167,200	641,197
Tokyo Electron Ltd.		17,900	1,856,425
Tokyo Gas Co. Ltd.		224,000	991,544
Tokyo Tatemono Co. Ltd.		23,800	315,759
Tokyu Corp.		122,000	897,901
Tokyu Fudosan Holdings Corp.		59,300	347,155
TonenGeneral Sekiyu K.K.		34,000	400,195
Toppan Printing Co. Ltd.		60,000	589,319
Toray Industries, Inc.		168,000	1,454,582
Toshiba Corp. (a)		461,000	989,286
Toto Ltd.		16,300	657,572
Toyo Seikan Group Holdings Ltd.		18,700	344,818
Toyo Suisan Kaisha Ltd.		10,300	367,629
Toyoda Gosei Co. Ltd.		7,700	185,561
Toyota Industries Corp.		18,600	899,442
Toyota Motor Corp.		305,782	17,782,098
Toyota Tsusho Corp.		23,900	658,303
Trend Micro, Inc.		12,700	493,220
Tsuruha Holdings, Inc.		4,200	394,296
Unicharm Corp.		46,200	1,039,306
United Urban Investment Corp.		335	534,350
USS Co. Ltd.		25,200	442,133
West Japan Railway Co.		18,900	1,231,990
Yahoo! Japan Corp.		163,900	688,058
Yakult Honsha Co. Ltd.		9,900	508,547
Yamada Denki Co. Ltd.		72,800	401,042
Yamaguchi Financial Group, Inc.		23,000	251,165
Yamaha Corp.		19,400	592,773
Yamaha Motor Co. Ltd.		32,200	671,321
Yamato Holdings Co. Ltd.		40,000	807,546
Yamazaki Baking Co. Ltd.		15,100	303,578
Yaskawa Electric Corp.		28,500	515,176
Yokogawa Electric Corp.		25,900	414,272
Yokohama Rubber Co. Ltd.		12,800	225,482

TOTAL JAPAN			348,700,093

Korea (South) - 3.1%
AMOREPACIFIC Corp.		3,637	1,001,124
AMOREPACIFIC Group, Inc.		3,266	384,274
BGFretail Co. Ltd.		2,105	167,613
BS Financial Group, Inc.		30,726	227,583
Celltrion, Inc.		8,980	781,320
Cheil Industries, Inc.		8,715	953,505
Cheil Worldwide, Inc.		6,926	111,561
CJ CheilJedang Corp.		915	281,658
CJ Corp.		1,698	269,083
CJ E&M Corp.		2,019	153,401
Coway Co. Ltd.		6,157	467,802
Daelim Industrial Co.		3,274	238,521
Daewoo Engineering & Construction Co. Ltd. (a)		14,791	66,529
DGB Financial Group Co. Ltd.		17,888	153,308
Dong Suh Companies, Inc.		3,500	77,802
Dongbu Insurance Co. Ltd.		5,822	298,775
Doosan Heavy Industries & Construction Co. Ltd.		5,008	119,369
E-Mart Co. Ltd.		2,261	398,549
GS Engineering & Construction Corp. (a)		5,474	131,665
GS Holdings Corp.		6,092	269,783
GS Retail Co. Ltd.		2,908	131,305
Hana Financial Group, Inc.		34,056	1,018,751
Hankook Tire Co. Ltd.		8,475	416,525
Hanmi Pharm Co. Ltd.		559	139,794
Hanmi Science Co. Ltd.		1,269	63,580
Hanon Systems		22,299	176,009
Hanssem Co. Ltd.		1,263	228,662
Hanwha Chemical Corp.		12,426	281,616
Hanwha Corp.		4,775	145,949
Hanwha Life Insurance Co. Ltd.		22,977	128,489
Hanwha Techwin Co. Ltd.		4,585	166,020
Hotel Shilla Co.		3,482	131,070
Hyosung Corp.		2,440	287,087
Hyundai Department Store Co. Ltd.		1,912	159,716
Hyundai Engineering & Construction Co. Ltd.		9,077	327,490
Hyundai Fire & Marine Insurance Co. Ltd.		7,456	194,876
Hyundai Glovis Co. Ltd.		2,215	299,081
Hyundai Heavy Industries Co. Ltd. (a)		4,707	541,558
Hyundai Industrial Development & Construction Co.		6,619	251,165
Hyundai Mobis		7,822	1,643,684
Hyundai Motor Co.		17,623	2,134,712
Hyundai Steel Co.		9,075	458,622
Hyundai Wia Corp.		1,712	96,033
Industrial Bank of Korea		29,717	327,713
Kakao Corp.		3,668	247,477
Kangwon Land, Inc.		13,264	376,624
KB Financial Group, Inc.		45,609	1,862,355
KCC Corp.		687	207,299
KEPCO Plant Service & Engineering Co. Ltd.		2,376	112,855
Kia Motors Corp.		30,389	960,512
Korea Aerospace Industries Ltd.		7,753	417,394
Korea Electric Power Corp.		29,529	1,088,458
Korea Express Co. Ltd. (a)		725	102,615
Korea Gas Corp.		2,963	119,124
Korea Investment Holdings Co. Ltd.		4,178	168,697
Korea Zinc Co. Ltd.		969	412,292
Korean Air Lines Co. Ltd. (a)		3,979	91,042
Korean Air Lines Co. Ltd. rights 3/7/17 (a)		947	4,564
KT Corp.		2,367	60,448
KT Corp. sponsored ADR		1,800	26,766
KT&G Corp.		13,417	1,170,864
Kumho Petro Chemical Co. Ltd.		1,959	139,997
LG Chemical Ltd.		5,197	1,182,331
LG Corp.		10,720	551,063
LG Display Co. Ltd.		26,910	716,383
LG Electronics, Inc.		12,046	579,479
LG Household & Health Care Ltd.		1,065	812,875
LG Innotek Co. Ltd.		1,541	132,605
LG Telecom Ltd.		24,999	247,464
Lotte Chemical Corp.		1,736	567,544
Lotte Chilsung Beverage Co. Ltd.		78	98,140
Lotte Confectionery Co. Ltd.		575	101,855
Lotte Shopping Co. Ltd.		1,338	263,154
Mirae Asset Daewoo Co. Ltd.		43,640	333,846
NAVER Corp.		3,213	2,114,779
NCSOFT Corp.		2,011	530,849
Oci Co. Ltd. (a)		1,805	134,478
Orion Corp.		432	243,452
Ottogi Corp.		122	68,859
POSCO		8,496	2,003,774
Posco Daewoo Corp.		4,835	106,849
S-Oil Corp.		5,207	366,685
S1 Corp.		2,263	165,259
Samsung Biologics Co. Ltd. (a)		1,973	275,828
Samsung Card Co. Ltd.		3,646	123,946
Samsung Electro-Mechanics Co. Ltd.		6,670	328,393
Samsung Electronics Co. Ltd.		11,349	19,443,293
Samsung Fire & Marine Insurance Co. Ltd.		3,819	892,046
Samsung Heavy Industries Co. Ltd.		30,266	273,321
Samsung Life Insurance Co. Ltd.		8,082	778,981
Samsung SDI Co. Ltd.		6,194	621,210
Samsung SDS Co. Ltd.		3,979	435,341
Samsung Securities Co. Ltd.		6,042	169,985
Samsung Securities Co. Ltd. rights 3/8/17 (a)		813	4,306
Shinhan Financial Group Co. Ltd.		49,017	1,953,640
Shinsegae Co. Ltd.		785	119,969
SK C&C Co. Ltd.		5,259	988,658
SK Energy Co. Ltd.		7,442	1,014,552
SK Hynix, Inc.		66,776	3,113,722
SK Networks Co. Ltd.		12,323	70,730
SK Telecom Co. Ltd.		2,291	443,624
Woori Bank		35,230	400,746
Woori Investment& Securities Co. Ltd.		15,596	155,061
Yuhan Corp.		870	142,402

TOTAL KOREA (SOUTH)			66,943,592

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands) (a)		210,381	1,640,456
Eurofins Scientific SA		1,231	551,479
Millicom International Cellular SA (depository receipt)		7,652	378,440
RTL Group SA		4,461	339,840
SES SA (France) (depositary receipt)		41,813	812,920
Tenaris SA		54,074	947,212

TOTAL LUXEMBOURG			4,670,347

Malaysia - 0.6%
AirAsia Bhd		125,700	72,364
Alliance Financial Group Bhd		109,000	92,525
AMMB Holdings Bhd		214,400	221,685
Astro Malaysia Holdings Bhd		160,500	98,557
Axiata Group Bhd		312,927	334,156
Berjaya Sports Toto Bhd		54,532	36,072
British American Tobacco (Malaysia) Bhd		15,200	159,018
Bumiputra-Commerce Holdings Bhd		406,330	455,912
Dialog Group Bhd		339,922	117,413
DiGi.com Bhd		392,200	439,172
Felda Global Ventures Holdings Bhd		126,600	52,875
Gamuda Bhd		178,400	193,725
Genting Bhd		251,600	465,768
Genting Malaysia Bhd		340,600	387,544
Genting Plantations Bhd		21,600	53,153
Hap Seng Consolidated Bhd		72,800	142,987
Hartalega Holdings Bhd		70,800	75,443
Hong Leong Bank Bhd		74,400	221,378
Hong Leong Credit Bhd		22,500	74,670
IHH Healthcare Bhd		382,600	544,165
IJM Corp. Bhd		312,100	233,221
IOI Corp. Bhd		264,300	263,136
IOI Properties Group Sdn Bhd		170,600	82,421
Kuala Lumpur Kepong Bhd		50,300	273,672
Lafarge Malaysia Bhd		36,000	56,079
Malayan Banking Bhd		399,928	742,162
Malaysia Airports Holdings Bhd		77,602	108,270
Maxis Bhd		221,500	307,535
MISC Bhd		131,600	218,071
Petronas Chemicals Group Bhd		270,400	435,253
Petronas Dagangan Bhd		27,500	146,145
Petronas Gas Bhd		77,000	362,966
PPB Group Bhd		55,700	204,466
Public Bank Bhd		316,300	1,435,293
RHB Capital Bhd		85,674	94,774
RHB Capital Bhd		46,292	0
SapuraKencana Petroleum Bhd (a)		421,300	163,593
Sime Darby Bhd		268,885	540,866
Telekom Malaysia Bhd		137,126	184,197
Tenaga Nasional Bhd		392,700	1,187,985
UMW Holdings Bhd		46,900	59,823
Westports Holdings Bhd		124,100	116,830
YTL Corp. Bhd		487,026	167,125
YTL Power International Bhd		236,850	76,464

TOTAL MALAYSIA			11,698,929

Malta - 0.0%
Brait SA		39,671	232,580
Mauritius - 0.0%
Golden Agri-Resources Ltd.		840,700	253,519
Mexico - 0.8%
Alfa SA de CV Series A		322,000	417,835
America Movil S.A.B. de CV Series L		3,806,100	2,398,262
CEMEX S.A.B. de CV unit		1,607,517	1,484,680
Coca-Cola FEMSA S.A.B. de CV Series L		56,000	347,464
Compartamos S.A.B. de CV		104,600	152,736
El Puerto de Liverpool S.A.B. de CV Class C		19,770	124,743
Embotelladoras Arca S.A.B. de CV		47,100	254,094
Fibra Uno Administracion SA de CV		294,100	420,556
Fomento Economico Mexicano S.A.B. de CV unit		210,700	1,584,885
Gruma S.A.B. de CV Series B		24,370	327,882
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		41,300	319,987
Grupo Aeroportuario del Sureste S.A.B. de CV Series B		23,795	344,747
Grupo Bimbo S.A.B. de CV Series A		185,200	410,569
Grupo Carso SA de CV Series A1		66,100	265,624
Grupo Financiero Banorte S.A.B. de CV Series O		286,400	1,372,704
Grupo Financiero Inbursa S.A.B. de CV Series O		269,900	400,058
Grupo Financiero Santander Mexico S.A.B. de CV		222,200	316,888
Grupo Lala S.A.B. de CV		60,800	90,966
Grupo Mexico SA de CV Series B		436,824	1,310,043
Grupo Televisa SA de CV		280,900	1,252,860
Industrias Penoles SA de CV		16,240	384,041
Infraestructura Energetica Nova S.A.B. de CV (b)		63,300	279,414
Kimberly-Clark de Mexico SA de CV Series A		177,600	319,030
Mexichem S.A.B. de CV		124,037	293,951
OHL Mexico S.A.B. de CV		88,200	83,575
Promotora y Operadora de Infraestructura S.A.B. de CV		31,255	272,495
Wal-Mart de Mexico SA de CV Series V		603,300	1,067,532

TOTAL MEXICO			16,297,621

Multi-National - 0.0%
HKT Trust/HKT Ltd. unit		305,860	427,261
Netherlands - 2.7%
ABN AMRO Group NV GDR		32,498	763,025
AEGON NV		210,063	1,141,796
AerCap Holdings NV (a)		18,050	799,074
Airbus Group NV		66,386	4,499,976
Akzo Nobel NV		28,422	1,926,494
Altice NV:
Class A (a)		42,235	924,620
Class B (a)		12,626	277,775
ASML Holding NV (Netherlands)		42,195	5,123,481
CNH Industrial NV		116,884	1,034,645
EXOR NV		12,579	572,492
Ferrari NV		14,073	876,567
Fiat Chrysler Automobiles NV		103,356	1,126,885
Gemalto NV		9,086	527,296
Heineken Holding NV		11,407	800,154
Heineken NV (Bearer)		26,402	1,973,121
ING Groep NV (Certificaten Van Aandelen)		444,211	6,381,515
Koninklijke Ahold Delhaize NV		146,965	3,124,587
Koninklijke Boskalis Westminster NV		10,517	388,901
Koninklijke DSM NV		20,784	1,323,743
Koninklijke KPN NV		392,069	1,129,540
Koninklijke Philips Electronics NV		108,707	3,189,737
Mobileye NV (a)(b)		20,154	865,816
NN Group NV		36,106	1,275,698
NXP Semiconductors NV (a)		33,685	3,296,077
QIAGEN NV (Germany) (a)		24,717	712,009
Randstad Holding NV		13,714	796,469
RELX NV		114,044	1,926,287
Steinhoff International Holdings NV (South Africa)		341,085	1,640,245
STMicroelectronics NV		73,371	968,363
Unilever NV (Certificaten Van Aandelen) (Bearer)		186,664	7,571,430
Vopak NV		7,934	340,149
Wolters Kluwer NV		34,616	1,321,145

TOTAL NETHERLANDS			58,619,112

New Zealand - 0.1%
Auckland International Airport Ltd.		106,917	536,564
Contact Energy Ltd.		84,985	297,426
Fletcher Building Ltd.		77,709	598,658
Mercury Nz Ltd.		73,761	166,144
Meridian Energy Ltd.		149,185	287,872
Ryman Healthcare Group Ltd.		43,768	279,701
Spark New Zealand Ltd.		205,375	528,900

TOTAL NEW ZEALAND			2,695,265

Norway - 0.5%
DNB ASA		111,784	1,864,862
Gjensidige Forsikring ASA		22,749	391,375
Marine Harvest ASA		44,007	776,980
Norsk Hydro ASA		153,710	875,702
Orkla ASA		93,508	871,814
Schibsted ASA:
(A Shares)		8,909	235,577
(B Shares)		9,532	237,490
Statoil ASA		128,615	2,398,309
Telenor ASA		85,948	1,362,488
Yara International ASA		20,424	860,735

TOTAL NORWAY			9,875,332

Papua New Guinea - 0.0%
Oil Search Ltd. ADR		157,341	819,779
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR		21,714	299,436
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.		226,300	338,451
Aboitiz Power Corp.		176,100	149,587
Alliance Global Group, Inc.		212,200	53,563
Ayala Corp.		27,730	446,542
Ayala Land, Inc.		822,500	588,570
Bank of the Philippine Islands (BPI)		83,251	150,148
BDO Unibank, Inc.		218,251	494,672
DMCI Holdings, Inc.		405,650	105,496
Globe Telecom, Inc.		3,555	123,081
GT Capital Holdings, Inc.		9,080	238,334
International Container Terminal Services, Inc.		52,790	82,299
JG Summit Holdings, Inc.		324,280	484,989
Jollibee Food Corp.		50,670	209,699
Megaworld Corp.		1,192,800	88,116
Metro Pacific Investments Corp.		1,587,000	217,863
Metropolitan Bank & Trust Co.		63,536	104,232
Philippine Long Distance Telephone Co.		11,380	336,730
PNOC Energy Development Corp.		958,300	105,321
Robinsons Land Corp.		170,600	86,194
Security Bank Corp.		35,420	152,005
SM Investments Corp.		26,883	373,379
SM Prime Holdings, Inc.		949,700	567,761
Universal Robina Corp.		97,540	320,032

TOTAL PHILIPPINES			5,817,064

Poland - 0.3%
Alior Bank SA (a)		9,627	146,639
Bank Handlowy w Warszawie SA		3,460	66,354
Bank Millennium SA (a)		63,800	93,676
Bank Polska Kasa Opieki SA		17,797	601,277
Bank Zachodni WBK SA		4,054	348,741
BRE Bank SA (a)		1,564	147,625
Cyfrowy Polsat SA (a)		20,374	123,067
Eurocash SA		7,631	76,030
Grupa Lotos SA (a)		9,723	91,410
Jastrzebska Spolka Weglowa SA (a)		5,584	93,394
KGHM Polska Miedz SA (Bearer)		16,028	495,885
LPP SA		152	193,571
NG2 SA		3,309	170,709
Polish Oil & Gas Co. SA		209,417	287,088
Polska Grupa Energetyczna SA		101,366	276,404
Polski Koncern Naftowy Orlen SA		37,170	753,480
Powszechna Kasa Oszczednosci Bank SA		101,338	776,097
Powszechny Zaklad Ubezpieczen SA		63,265	556,079
Synthos SA		57,812	86,616
Tauron Polska Energia SA (a)		113,788	83,820
Telekomunikacja Polska SA		82,338	111,026
Zaklady Azotowe w Tarnowie-Moscicach SA		4,776	81,943

TOTAL POLAND			5,660,931

Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (a)		82,039	1
Energias de Portugal SA		261,672	759,293
Galp Energia SGPS SA Class B		57,713	848,542
Jeronimo Martins SGPS SA		28,572	482,855

TOTAL PORTUGAL			2,090,691

Qatar - 0.2%
Barwa Real Estate Co. (a)		10,659	102,019
Doha Bank (a)		13,454	133,943
Ezdan Holding Group (a)		91,609	378,145
Industries Qatar QSC (a)		17,178	540,181
Masraf al Rayan (a)		42,277	465,016
Qatar Electricity & Water Co. (a)		2,993	189,963
Qatar Gas Transport Co. Ltd. (Nakilat) (a)		31,625	208,537
Qatar Insurance Co. SAQ (a)		13,741	323,038
Qatar Islamic Bank (a)		6,339	184,887
Qatar National Bank SAQ		24,141	1,078,709
Qatar Telecom (Qtel) Q.S.C. (a)		9,268	267,262
The Commercial Bank of Qatar (a)		25,670	230,534

TOTAL QATAR			4,102,234

Russia - 0.9%
Alrosa Co. Ltd. (a)		291,601	512,380
Gazprom OAO (a)		730,182	1,816,760
Gazprom OAO sponsored ADR (Reg. S)		312,888	1,547,231
Inter Rao Ues JSC (a)		3,630,000	245,812
Lukoil PJSC		21,512	1,206,549
Lukoil PJSC sponsored ADR		27,160	1,523,948
Magnit OJSC GDR (Reg. S)		35,200	1,288,320
MMC Norilsk Nickel PJSC (a)		3,137	502,131
MMC Norilsk Nickel PJSC sponsored ADR		31,859	515,160
Mobile TeleSystems OJSC sponsored ADR		56,332	589,796
Moscow Exchange MICEX-RTS OAO (a)		160,575	358,227
NOVATEK OAO GDR (Reg. S)		10,410	1,317,906
PhosAgro OJSC GDR (Reg. S)		10,419	159,932
Rosneft Oil Co. OJSC		73,733	491,022
Rosneft Oil Co. OJSC GDR (Reg. S)		60,215	397,720
Rostelecom PJSC (a)		75,753	105,139
Rostelecom PJSC sponsored ADR		6,231	52,839
RusHydro PJSC (a)		6,640,000	114,101
RusHydro PJSC ADR		71,112	120,535
Sberbank of Russia		651,054	1,860,934
Sberbank of Russia sponsored ADR		145,963	1,701,929
Severstal PAO (a)		8,803	139,022
Severstal PAO GDR (Reg. S)		15,206	241,015
Sistema JSFC sponsored GDR		20,179	193,113
Surgutneftegas OJSC (a)		161,000	86,582
Surgutneftegas OJSC sponsored ADR		70,387	376,922
Tatneft PAO (a)		88,211	596,383
Tatneft PAO sponsored ADR		12,317	500,070
VTB Bank OJSC (a)		315,468,334	361,696
VTB Bank OJSC sponsored GDR (Reg. S)		142,761	324,067

TOTAL RUSSIA			19,247,241

Singapore - 0.9%
Ascendas Real Estate Investment Trust (a)		270,000	471,281
CapitaCommercial Trust (REIT)		263,500	285,123
CapitaLand Ltd.		299,500	699,156
CapitaMall Trust		280,000	385,426
City Developments Ltd.		47,700	312,393
ComfortDelgro Corp. Ltd.		245,100	419,123
DBS Group Holdings Ltd.		203,109	2,733,869
Global Logistic Properties Ltd.		299,600	552,709
Hutchison Port Holdings Trust		623,300	264,903
Jardine Cycle & Carriage Ltd.		11,300	331,539
Keppel Corp. Ltd.		167,600	733,737
Oversea-Chinese Banking Corp. Ltd.		360,794	2,403,843
Sembcorp Industries Ltd.		116,200	259,715
Singapore Airlines Ltd.		62,300	437,627
Singapore Airport Terminal Service Ltd.		78,100	292,594
Singapore Exchange Ltd.		92,300	485,945
Singapore Press Holdings Ltd.		181,000	443,077
Singapore Technologies Engineering Ltd.		179,300	419,832
Singapore Telecommunications Ltd.		915,200	2,513,090
StarHub Ltd.		62,700	132,131
Suntec (REIT)		275,800	338,549
United Overseas Bank Ltd.		148,571	2,205,347
UOL Group Ltd.		56,926	257,295
Wilmar International Ltd.		214,900	591,629
Yangzijiang Shipbuilding Holdings Ltd.		199,600	114,009

TOTAL SINGAPORE			18,083,942

South Africa - 1.4%
Anglo American Platinum Ltd. (a)		5,741	149,658
AngloGold Ashanti Ltd. (a)		45,915	583,480
Aspen Pharmacare Holdings Ltd.		41,956	958,994
Barclays Africa Group Ltd.		47,594	560,920
Bidcorp Ltd.		38,802	668,777
Bidvest Group Ltd.		35,979	423,364
Capitec Bank Holdings Ltd.		4,730	246,420
Coronation Fund Managers Ltd.		24,399	120,791
Discovery Ltd.		41,295	352,639
Exxaro Resources Ltd.		15,648	123,465
FirstRand Ltd.		385,560	1,436,372
Fortress Income Fund Ltd.:
Class A		127,436	162,570
Class B		75,610	195,155
Foschini Ltd.		24,614	293,687
Gold Fields Ltd.		96,588	333,997
Growthpoint Properties Ltd.		238,361	465,224
Hyprop Investments Ltd.		28,638	255,054
Impala Platinum Holdings Ltd. (a)		73,685	293,650
Imperial Holdings Ltd.		18,152	224,708
Investec Ltd.		29,884	210,153
Liberty Holdings Ltd.		12,231	99,845
Life Healthcare Group Holdings Ltd.		111,311	277,555
Massmart Holdings Ltd.		11,662	116,239
MMI Holdings Ltd.		119,201	218,498
Mondi Ltd.		14,085	309,473
Mr Price Group Ltd.		28,363	342,377
MTN Group Ltd.		190,321	1,774,714
Naspers Ltd. Class N		50,182	7,994,593
Nedbank Group Ltd.		22,895	394,542
Netcare Ltd.		112,351	269,309
Pick 'n Pay Stores Ltd.		43,052	218,407
Pioneer Foods Ltd.		14,699	180,959
PSG Group Ltd.		9,808	165,138
Rand Merchant Insurance Holdings Ltd.		77,645	224,263
Redefine Properties Ltd.		563,188	465,597
Remgro Ltd.		60,741	1,016,076
Resilient Property Income Fund Ltd.		38,009	330,756
RMB Holdings Ltd.		81,432	392,626
Sanlam Ltd.		162,117	781,891
Sappi Ltd.		61,914	397,766
Sasol Ltd.		63,456	1,893,018
Shoprite Holdings Ltd.		49,962	663,688
Sibanye Gold Ltd.		88,851	200,887
Spar Group Ltd.		22,230	314,272
Standard Bank Group Ltd.		148,155	1,582,372
Telkom SA Ltd.		28,013	153,068
Tiger Brands Ltd.		18,295	550,696
Truworths International Ltd.		52,498	315,572
Tsogo Sun Holdings Ltd.		41,411	81,439
Vodacom Group Ltd.		41,863	469,114
Woolworths Holdings Ltd.		111,494	613,527

TOTAL SOUTH AFRICA			30,867,355

Spain - 2.1%
Abertis Infraestructuras SA		74,045	1,058,694
ACS Actividades de Construccion y Servicios SA		21,816	670,715
ACS Actividades de Construccion y Servicios SA rights 2/23/17 (a)		21,816	9,797
Aena SA		7,727	1,120,653
Amadeus IT Holding SA Class A		50,224	2,317,497
Banco Bilbao Vizcaya Argentaria SA		753,533	5,124,471
Banco de Sabadell SA		606,943	913,342
Banco Popular Espanol SA (b)		382,186	394,417
Banco Santander SA (Spain)		1,672,402	9,295,788
Bankia SA		534,604	562,677
Bankinter SA		77,729	623,859
CaixaBank SA		377,345	1,377,230
Distribuidora Internacional de Alimentacion SA		71,652	378,465
Enagas SA		26,228	642,708
Endesa SA		36,517	750,756
Ferrovial SA		56,396	1,019,731
Gas Natural SDG SA		40,304	775,316
Grifols SA		33,733	721,741
Iberdrola SA		619,848	3,915,048
Iberdrola SA		13,468	84,819
Inditex SA		124,903	4,117,119
International Consolidated Airlines Group SA		95,443	571,820
International Consolidated Airlines Group SA CDI		3,400	20,389
MAPFRE SA (Reg.)		123,364	372,880
Red Electrica Corporacion SA		49,544	885,948
Repsol YPF SA		129,446	1,918,609
Telefonica SA		533,624	5,162,867
Zardoya Otis SA		20,965	176,527

TOTAL SPAIN			44,983,883

Sweden - 1.9%
Alfa Laval AB		32,969	615,123
ASSA ABLOY AB (B Shares)		114,765	2,171,637
Atlas Copco AB:
(A Shares)		77,150	2,472,265
(B Shares)		44,361	1,286,135
Boliden AB		31,261	911,694
Electrolux AB (B Shares)		27,794	738,771
Getinge AB (B Shares)		22,811	368,748
H&M Hennes & Mauritz AB (B Shares)		108,730	3,107,601
Hexagon AB (B Shares)		29,623	1,171,766
Husqvarna AB (B Shares)		47,771	399,771
ICA Gruppen AB		9,362	305,784
Industrivarden AB (C Shares)		19,184	371,525
Investor AB (B Shares)		52,233	2,083,444
Kinnevik AB (B Shares)		27,027	693,048
Lundbergfoeretagen AB		4,372	281,400
Lundin Petroleum AB (a)		20,955	451,820
Nordea Bank AB		347,805	4,202,877
Sandvik AB		122,086	1,646,963
Securitas AB (B Shares)		36,339	578,293
Skandinaviska Enskilda Banken AB (A Shares)		173,695	1,950,993
Skanska AB (B Shares)		39,086	956,249
SKF AB (B Shares)		45,733	920,192
Svenska Cellulosa AB (SCA) (B Shares)		69,796	2,100,274
Svenska Handelsbanken AB (A Shares)		174,176	2,600,222
Swedbank AB (A Shares)		103,628	2,619,400
Swedish Match Co. AB		21,235	690,913
Tele2 AB (B Shares)		41,921	369,746
Telefonaktiebolaget LM Ericsson (B Shares)		351,874	2,082,508
TeliaSonera AB		297,770	1,207,886
Volvo AB (B Shares)		176,608	2,257,294

TOTAL SWEDEN			41,614,342

Switzerland - 5.9%
ABB Ltd. (Reg.)		215,608	5,138,120
Actelion Ltd.		11,114	2,901,785
Adecco SA (Reg.)		18,651	1,326,896
Aryzta AG		9,870	270,900
Baloise Holdings AG		5,642	724,101
Barry Callebaut AG		255	314,385
Coca-Cola HBC AG		20,956	477,691
Compagnie Financiere Richemont SA Series A		59,807	4,657,753
Credit Suisse Group AG		227,562	3,473,763
Dufry AG (a)		5,305	754,296
Ems-Chemie Holding AG		939	483,947
Galenica AG		441	482,201
Geberit AG (Reg.)		4,255	1,812,852
Givaudan SA		1,058	1,902,059
Julius Baer Group Ltd.		25,676	1,207,049
Kuehne & Nagel International AG		6,189	843,087
Lafargeholcim Ltd. (Reg.)		52,188	2,789,900
Lindt & Spruengli AG		12	777,990
Lindt & Spruengli AG (participation certificate)		112	620,242
Lonza Group AG		6,066	1,108,928
Nestle SA		356,560	26,123,193
Novartis AG		255,911	18,893,280
Pargesa Holding SA		3,813	252,967
Partners Group Holding AG		1,989	1,002,490
Roche Holding AG (participation certificate)		80,523	19,079,797
Schindler Holding AG:
(participation certificate)		4,681	889,321
(Reg.)		2,286	429,686
SGS SA (Reg.)		629	1,329,764
Sika AG		246	1,288,980
Sonova Holding AG Class B		6,163	812,142
Swatch Group AG (Bearer)		3,490	1,232,636
Swatch Group AG (Bearer) (Reg.)		5,913	412,306
Swiss Life Holding AG		3,675	1,110,800
Swiss Prime Site AG		8,078	671,840
Swiss Re Ltd.		37,128	3,455,600
Swisscom AG		2,975	1,307,791
Syngenta AG (Switzerland)		10,604	4,506,843
UBS Group AG		419,045	6,762,820
Zurich Insurance Group AG		17,239	4,964,378

TOTAL SWITZERLAND			126,594,579

Taiwan - 2.7%
Acer, Inc.		355,288	164,029
Advanced Semiconductor Engineering, Inc.		715,916	792,868
Advantech Co. Ltd.		35,994	305,811
Asia Cement Corp.		273,466	234,533
Asia Pacific Telecom Co. Ltd. (a)		217,000	70,616
ASUSTeK Computer, Inc.		80,000	700,213
AU Optronics Corp.		1,006,000	418,638
Catcher Technology Co. Ltd.		74,000	604,992
Cathay Financial Holding Co. Ltd.		935,285	1,424,345
Chang Hwa Commercial Bank		567,455	315,652
Cheng Shin Rubber Industry Co. Ltd.		220,899	440,516
Chicony Electronics Co. Ltd.		57,507	135,883
China Airlines Ltd.		342,490	103,218
China Development Finance Holding Corp.		1,536,800	393,186
China Life Insurance Co. Ltd.		398,818	391,268
China Steel Corp.		1,349,426	1,094,579
Chinatrust Financial Holding Co. Ltd.		2,012,579	1,148,552
Chunghwa Telecom Co. Ltd.		436,000	1,429,192
Compal Electronics, Inc.		495,000	299,154
Delta Electronics, Inc.		223,621	1,247,497
E.SUN Financial Holdings Co. Ltd.		895,864	529,927
ECLAT Textile Co. Ltd.		22,452	233,946
EVA Airways Corp.		215,834	104,490
Evergreen Marine Corp. (Taiwan) (a)		181,720	75,157
Far Eastern Textile Ltd.		379,664	316,483
Far EasTone Telecommunications Co. Ltd.		182,000	434,132
Feng Tay Enterprise Co. Ltd.		35,436	154,512
First Financial Holding Co. Ltd.		1,092,207	611,052
Formosa Chemicals & Fibre Corp.		369,590	1,147,026
Formosa Petrochemical Corp.		132,000	450,714
Formosa Plastics Corp.		474,480	1,372,152
Formosa Taffeta Co. Ltd.		76,000	73,343
Foxconn Technology Co. Ltd.		105,535	297,415
Fubon Financial Holding Co. Ltd.		762,398	1,236,830
Giant Manufacturing Co. Ltd.		31,000	203,748
Highwealth Construction Corp.		88,480	132,335
HIWIN Technologies Corp.		25,965	134,027
Hon Hai Precision Industry Co. Ltd. (Foxconn)		1,766,488	4,740,387
Hotai Motor Co. Ltd.		29,000	332,858
HTC Corp. (a)		79,000	200,853
Hua Nan Financial Holdings Co. Ltd.		842,745	444,467
Innolux Corp.		1,039,427	439,892
Inventec Corp.		271,280	204,392
Largan Precision Co. Ltd.		12,000	1,712,060
Lite-On Technology Corp.		245,910	372,131
MediaTek, Inc.		170,970	1,170,295
Mega Financial Holding Co. Ltd.		1,252,246	935,456
Merida Industry Co. Ltd.		23,300	121,391
Micro-Star International Co. Ltd.		73,000	176,938
Nan Ya Plastics Corp.		545,780	1,286,123
Nanya Technology Corp.		74,000	113,881
Nien Made Enterprise Co. Ltd.		16,000	150,046
Novatek Microelectronics Corp.		67,000	237,364
OBI Pharma, Inc. (a)		13,000	120,870
Pegatron Corp.		219,000	527,305
Phison Electronics Corp.		18,000	142,543
Pou Chen Corp.		258,000	327,148
Powertech Technology, Inc.		78,000	213,815
President Chain Store Corp.		65,000	486,607
Quanta Computer, Inc.		306,000	623,959
Realtek Semiconductor Corp.		49,090	171,553
Ruentex Development Co. Ltd. (a)		89,687	109,411
Ruentex Industries Ltd.		62,015	114,922
Shin Kong Financial Holding Co. Ltd. (a)		972,331	250,327
Siliconware Precision Industries Co. Ltd.		251,000	384,227
Sinopac Holdings Co.		1,163,208	343,848
Standard Foods Corp.		47,564	117,116
Synnex Technology International Corp.		154,500	161,482
TaiMed Biologics, Inc. (a)		16,000	82,333
Taishin Financial Holdings Co. Ltd.		977,339	369,747
Taishin Financial Holdings Co. Ltd. rights (a)		29,922	0
Taiwan Business Bank		488,359	127,920
Taiwan Cement Corp.		379,000	430,150
Taiwan Cooperative Financial Holding Co. Ltd.		881,447	404,120
Taiwan Fertilizer Co. Ltd.		87,000	113,525
Taiwan Mobile Co. Ltd.		181,600	608,429
Taiwan Semiconductor Manufacturing Co. Ltd.		2,796,000	16,744,039
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR		5,200	160,732
TECO Electric & Machinery Co. Ltd.		218,000	197,098
Transcend Information, Inc.		24,000	65,789
Unified-President Enterprises Corp.		555,080	952,110
United Microelectronics Corp.		1,366,000	498,508
Vanguard International Semiconductor Corp.		107,000	193,139
Wistron Corp.		288,280	246,314
WPG Holding Co. Ltd.		159,000	190,654
Yuanta Financial Holding Co. Ltd.		1,096,372	435,870
Yulon Motor Co. Ltd.		106,000	93,628

TOTAL TAIWAN			57,869,803

Thailand - 0.5%
Advanced Info Service PCL (For. Reg.)		118,400	536,227
Airports of Thailand PCL (For. Reg.)		48,400	570,750
Bangkok Bank PCL (For. Reg.)		25,700	132,865
Bangkok Dusit Medical Services PCL (For. Reg.)		460,700	291,321
Bangkok Expressway and Metro PCL		824,000	165,469
Banpu PCL (For. Reg.)		166,600	92,061
BEC World PCL (For. Reg.)		107,200	54,047
Berli Jucker PCL (For. Reg)		150,500	214,342
BTS Group Holdings PCL		626,400	148,984
Bumrungrad Hospital PCL (For. Reg.)		42,700	217,711
C.P. ALL PCL (For. Reg.)		567,100	977,271
Central Pattana PCL (For. Reg.)		156,800	252,345
Charoen Pokphand Foods PCL (For. Reg.)		318,300	258,394
Delta Electronics PCL (For. Reg.)		53,500	130,674
Electricity Generating PCL (For. Reg.)		17,900	102,992
Energy Absolute PCL		126,500	102,692
Glow Energy PCL (For. Reg.)		54,600	121,307
Home Product Center PCL (For. Reg.)		419,267	118,827
Indorama Ventures PCL (For. Reg.)		181,300	180,745
IRPC PCL		223,800	33,148
IRPC PCL (For. Reg.)		1,006,100	149,020
Kasikornbank PCL		43,300	231,254
Kasikornbank PCL (For. Reg.)		156,900	837,962
KCE Electronics PCL		31,200	96,868
Krung Thai Bank PCL (For. Reg.)		407,155	220,350
Minor International PCL (For. Reg.)		250,970	248,414
PTT Exploration and Production PCL (For. Reg.)		157,744	440,331
PTT Global Chemical PCL (For. Reg.)		236,639	456,663
PTT PCL (For. Reg.)		114,800	1,321,062
Robinsons Department Store PCL (For. Reg.)		52,800	87,229
Siam Cement PCL (For. Reg.)		45,400	651,758
Siam Commercial Bank PCL (For. Reg.)		203,700	876,129
Thai Oil PCL (For. Reg.)		97,000	198,241
Thai Union Frozen Products PCL (For. Reg.)		199,800	118,375
TMB PCL (For. Reg.)		1,363,100	90,854
True Corp. PCL (For. Reg.)		1,169,212	218,140

TOTAL THAILAND			10,944,822

Turkey - 0.2%
Akbank T.A.S.		247,698	551,439
Anadolu Efes Biracilik Ve Malt Sanayii A/S		25,804	144,984
Arcelik A/S		25,218	152,786
Bim Birlesik Magazalar A/S JSC		24,318	347,064
Coca-Cola Icecek Sanayi A/S		7,668	78,486
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S		201,573	164,009
Eregli Demir ve Celik Fabrikalari T.A.S.		167,362	257,709
Ford Otomotiv Sanayi A/S		6,989	64,682
Haci Omer Sabanci Holding A/S		109,188	288,803
Koc Holding A/S		74,487	299,871
Petkim Petrokimya Holding A/S		72,980	81,430
TAV Havalimanlari Holding A/S		17,057	70,205
Tofas Turk Otomobil Fabrikasi A/S		16,659	114,970
Tupras Turkiye Petrol Rafinelleri A/S		14,761	320,598
Turk Hava Yollari AO (a)		66,658	97,872
Turk Sise ve Cam Fabrikalari A/S		72,500	77,627
Turk Telekomunikasyon A/S		58,040	86,603
Turkcell Iletisim Hizmet A/S		103,435	310,868
Turkiye Garanti Bankasi A/S		259,963	573,232
Turkiye Halk Bankasi A/S		67,451	200,754
Turkiye Is Bankasi A/S Series C		169,332	267,474
Turkiye Vakiflar Bankasi TAO		83,485	108,639
Ulker Biskuvi Sanayi A/S		15,225	73,439
Yapi ve Kredi Bankasi A/S (a)		95,471	96,909

TOTAL TURKEY			4,830,453

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC (a)		222,654	432,832
Aldar Properties PJSC (a)		363,108	253,085
DP World Ltd.		19,068	360,385
Dubai Islamic Bank Pakistan Ltd. (a)		146,372	237,119
Dubai Parks and Resorts PJSC (a)		381,681	124,702
Emaar Malls Group PJSC (a)		231,119	159,201
Emaar Properties PJSC		397,296	803,700
Emirates Telecommunications Corp.		200,075	975,072
First Gulf Bank PJSC		103,793	365,956
National Bank of Abu Dhabi PJSC (a)		78,544	222,401

TOTAL UNITED ARAB EMIRATES			3,934,453

United Kingdom - 11.1%
3i Group PLC		111,344	980,495
Aberdeen Asset Management PLC		105,203	348,165
Admiral Group PLC		24,632	550,330
Anglo American PLC (United Kingdom) (a)		160,434	2,740,797
Antofagasta PLC		44,984	472,525
Ashtead Group PLC		57,395	1,159,579
Associated British Foods PLC		40,778	1,223,988
AstraZeneca PLC (United Kingdom)		144,880	7,688,643
Auto Trader Group PLC		115,223	579,802
Aviva PLC		464,228	2,795,063
Babcock International Group PLC		29,148	327,447
BAE Systems PLC		362,998	2,666,111
Barclays PLC		1,937,309	5,376,655
Barratt Developments PLC		115,956	696,834
Berkeley Group Holdings PLC		15,220	536,109
BHP Billiton PLC		241,810	4,410,087
BP PLC		2,117,721	12,648,171
BP PLC sponsored ADR (b)		5,615	202,028
British American Tobacco PLC (United Kingdom)		213,559	13,182,556
British Land Co. PLC		112,409	824,423
BT Group PLC		966,317	3,693,682
Bunzl PLC		38,502	1,011,818
Burberry Group PLC		50,814	1,048,354
Capita Group PLC		74,894	471,554
Carnival PLC		21,840	1,168,414
Carphone Warehouse Group PLC		110,328	438,446
Centrica PLC		626,053	1,766,530
Cobham PLC		195,368	333,268
Coca-Cola European Partners PLC		24,938	860,112
Compass Group PLC		188,188	3,349,192
Croda International PLC		15,216	640,865
Diageo PLC		288,199	8,005,554
Direct Line Insurance Group PLC		158,722	708,837
easyJet PLC		18,650	222,886
Fresnillo PLC		25,043	457,754
G4S PLC (United Kingdom)		180,872	580,674
GKN PLC		197,238	855,182
GlaxoSmithKline PLC		558,120	10,785,669
Hammerson PLC		88,772	610,305
Hargreaves Lansdown PLC		29,550	502,963
Hikma Pharmaceuticals PLC		16,537	379,457
HSBC Holdings PLC (United Kingdom)		2,278,259	19,435,665
IMI PLC		31,205	457,724
Imperial Tobacco Group PLC		109,863	5,077,058
Inmarsat PLC		50,648	387,388
InterContinental Hotel Group PLC		21,500	995,330
Intertek Group PLC		18,638	795,309
Intu Properties PLC		108,104	367,594
Investec PLC		73,776	521,129
ITV PLC		415,432	1,061,951
J Sainsbury PLC		190,762	618,905
Johnson Matthey PLC		22,217	908,622
Kingfisher PLC		257,355	1,091,905
Land Securities Group PLC		90,288	1,129,008
Legal & General Group PLC		681,040	2,012,502
Lloyds Banking Group PLC		7,357,015	6,034,240
London Stock Exchange Group PLC		36,093	1,439,792
Marks & Spencer Group PLC		187,153	793,269
Mediclinic International PLC		26,587	262,555
Mediclinic International PLC		15,488	151,489
Meggitt PLC		87,466	459,825
Merlin Entertainments PLC		81,275	487,806
Mondi PLC		42,120	927,802
National Grid PLC		430,870	5,046,863
Next PLC		16,096	775,528
Old Mutual PLC		564,136	1,474,012
Pearson PLC		94,308	735,228
Persimmon PLC		35,432	859,822
Provident Financial PLC		16,691	572,176
Prudential PLC		295,273	5,722,024
Reckitt Benckiser Group PLC		72,438	6,215,588
RELX PLC		124,683	2,231,993
Rio Tinto PLC		141,605	6,273,526
Rolls-Royce Holdings PLC		210,539	1,773,292
Royal Bank of Scotland Group PLC (a)		404,210	1,132,380
Royal Dutch Shell PLC:
Class A (Netherlands)		18,085	489,913
Class A (United Kingdom)		471,467	12,786,976
Class A sponsored ADR (b)		2,852	155,120
Class B (United Kingdom)		429,458	12,129,799
Royal Mail PLC		101,214	524,079
RSA Insurance Group PLC		117,011	844,191
Sage Group PLC		123,400	951,604
Schroders PLC		15,739	580,922
Scottish & Southern Energy PLC		115,140	2,164,475
Segro PLC		93,187	541,013
Severn Trent PLC		26,841	766,488
SKY PLC		118,181	1,488,204
Smith & Nephew PLC		102,209	1,529,013
Smiths Group PLC		45,347	856,268
St. James's Place Capital PLC		60,598	816,448
Standard Chartered PLC (United Kingdom) (a)		376,075	3,662,285
Standard Life PLC		226,208	983,757
Tate & Lyle PLC		53,286	449,462
Taylor Wimpey PLC		376,077	790,558
Tesco PLC (a)		936,259	2,299,979
The Weir Group PLC		25,154	634,457
Travis Perkins PLC		28,167	514,857
Unilever PLC		146,972	5,953,226
United Utilities Group PLC		77,653	895,794
Vodafone Group PLC		3,023,450	7,406,037
Vodafone Group PLC sponsored ADR		2,563	63,819
Whitbread PLC		21,003	1,037,055
William Hill PLC		100,375	326,918
WM Morrison Supermarkets PLC		255,951	760,210
Worldpay Group PLC		207,315	747,907

TOTAL UNITED KINGDOM			238,681,458

United States of America - 0.1%
Southern Copper Corp.		11,741	450,385
Yum China Holdings, Inc. (a)		46,650	1,281,942

TOTAL UNITED STATES OF AMERICA			1,732,327

TOTAL COMMON STOCKS
(Cost $1,980,264,070)			2,028,611,004

Nonconvertible Preferred Stocks - 1.5%
Brazil - 0.7%
Banco Bradesco SA (PN)		301,768	3,131,546
Braskem SA (PN-A)		18,400	190,009
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) (a)		27,800	217,999
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)		18,600	342,002
Companhia Energetica de Minas Gerais (CEMIG) (PN) (a)		81,187	235,489
Companhia Paranaense de Energia-Copel (PN-B)		11,200	114,271
Gerdau SA (PN)		106,000	410,396
Itau Unibanco Holding SA		370,381	4,377,198
Itausa-Investimentos Itau SA (PN)		447,929	1,319,152
Lojas Americanas SA (PN)		62,736	333,082
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (a)		429,400	2,046,774
Suzano Papel e Celulose SA		47,400	201,568
Telefonica Brasil SA		51,700	765,713
Vale SA (PN-A)		218,700	2,120,302

TOTAL BRAZIL			15,805,501

Chile - 0.0%
Embotelladora Andina SA Class B		33,119	119,368
Sociedad Quimica y Minera de Chile SA (PN-B)		11,312	365,029

TOTAL CHILE			484,397

Colombia - 0.1%
Bancolombia SA (PN)		52,024	490,224
Grupo Aval Acciones y Valores SA		382,442	156,259
Grupo de Inversiones Suramerica SA		12,146	157,891

TOTAL COLOMBIA			804,374

France - 0.0%
Air Liquide SA (a)		7,316	789,762
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)		6,271	469,468
Fuchs Petrolub AG		8,104	369,964
Henkel AG & Co. KGaA		20,336	2,474,071
Porsche Automobil Holding SE (Germany)		17,595	1,054,156
Volkswagen AG		21,329	3,313,248

TOTAL GERMANY			7,680,907

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)		704,941	503,391
Korea (South) - 0.2%
AMOREPACIFIC Corp.		1,120	174,569
Hyundai Motor Co.		2,639	213,341
Hyundai Motor Co. Series 2		4,393	365,818
LG Chemical Ltd.		998	148,188
LG Household & Health Care Ltd.		262	120,349
Samsung Electronics Co. Ltd.		2,040	2,782,861

TOTAL KOREA (SOUTH)			3,805,126

Russia - 0.1%
AK Transneft OAO (a)		175	594,194
Surgutneftegas OJSC (a)		756,733	432,093

TOTAL RUSSIA			1,026,287

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $28,763,675)			30,899,745
		Principal Amount(c)	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $13,959)	INR	69,696	14,184

Government Obligations - 0.4%
United States of America - 0.4%
U.S. Treasury Bills, yield at date of purchase 0.47% to 0.72% 3/2/17 to 10/12/17(d)
(Cost $7,473,120)		7,500,000	7,473,200
		Shares	Value

Money Market Funds - 4.3%
Fidelity Cash Central Fund, 0.62% (e)		68,912,668	68,926,451
Fidelity Securities Lending Cash Central Fund 0.65% (e)(f)		23,920,975	23,925,760
TOTAL MONEY MARKET FUNDS
(Cost $92,846,099)			92,852,211
TOTAL INVESTMENT PORTFOLIO - 100.8%
(Cost $2,109,360,923)			2,159,850,344
NET OTHER ASSETS (LIABILITIES) - (0.8)%			(16,255,791)
NET ASSETS - 100%			$2,143,594,553

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
678 ICE E-mini MSCI EAFE Index Contracts (United States)	March 2017	58,592,760	$1,036,150
427 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	March 2017	19,537,385	788,508
43 TME S&P/TSX 60 Index Contracts (Canada)	March 2017	5,997,034	10,167
TOTAL FUTURES CONTRACTS			$1,834,825

The face value of futures purchased as a percentage of Net Assets is 3.9%

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Amount is stated in United States dollars unless otherwise noted.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,883,380.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$100,421
Fidelity Securities Lending Cash Central Fund	41,001
Total	$141,422

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$233,319,721	$154,095,130	$79,224,591	$--
Consumer Staples	198,992,933	109,747,611	89,245,322	--
Energy	142,427,415	69,536,945	72,890,470	--
Financials	484,501,050	302,653,430	181,847,619	1
Health Care	164,019,143	54,360,792	109,658,351	--
Industrials	241,089,170	192,691,870	48,397,300	--
Information Technology	198,213,363	125,758,589	72,454,773	1
Materials	171,943,830	130,553,532	41,390,298	--
Real Estate	66,524,093	46,924,914	19,599,179	--
Telecommunication Services	95,784,888	29,808,529	65,976,359	--
Utilities	62,695,143	36,822,775	25,872,368	--
Corporate Bonds	14,184	--	14,184	--
Government Obligations	7,473,200	--	7,473,200	--
Money Market Funds	92,852,211	92,852,211	--	--
Total Investments in Securities:	$2,159,850,344	$1,345,806,328	$814,044,014	$2
Derivative Instruments:
Assets
Futures Contracts	$1,834,825	$1,834,825	$--	$--
Total Assets	$1,834,825	$1,834,825	$--	$--
Total Derivative Instruments:	$1,834,825	$1,834,825	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$139,341,619
Level 2 to Level 1	$32,063,259

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $2,110,236,771. Net unrealized appreciation aggregated $49,613,573, of which $210,844,463 related to appreciated investment securities and $161,230,890 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI International Index Fund

January 31, 2017

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® index funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

SV7-QTLY-0317
1.9867767.101

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.2%
	Shares	Value
Australia - 6.9%
AGL Energy Ltd.	118,089	$2,024,027
Alumina Ltd.	491,116	722,577
Amcor Ltd.	208,277	2,258,789
AMP Ltd.	537,000	2,036,304
APA Group unit	211,715	1,351,954
Aristocrat Leisure Ltd.	108,307	1,255,100
ASX Ltd.	38,538	1,458,146
Aurizon Holdings Ltd.	344,083	1,307,372
Australia & New Zealand Banking Group Ltd.	528,589	11,741,831
Bank of Queensland Ltd.	83,280	756,020
Bendigo & Adelaide Bank Ltd.	81,065	771,570
BHP Billiton Ltd.	578,060	11,727,822
Boral Ltd.	208,205	918,994
Brambles Ltd.	287,338	2,268,517
Caltex Australia Ltd.	44,666	968,816
Challenger Ltd.	99,078	828,051
Cimic Group Ltd.	14,754	383,798
Coca-Cola Amatil Ltd.	100,365	742,139
Cochlear Ltd.	9,778	928,215
Commonwealth Bank of Australia	309,584	19,172,829
Computershare Ltd.	79,115	773,411
Crown Ltd.	76,228	659,049
CSL Ltd.	82,221	7,009,340
DEXUS Property Group unit	186,982	1,273,428
Dominos Pizza Enterprises Ltd.	10,953	493,837
DUET Group	412,095	875,092
Flight Centre Travel Group Ltd.	9,175	208,332
Fortescue Metals Group Ltd.	294,712	1,488,574
Goodman Group unit	312,462	1,639,841
Harvey Norman Holdings Ltd.	92,920	352,353
Healthscope Ltd.	304,550	505,826
Incitec Pivot Ltd.	285,628	833,988
Insurance Australia Group Ltd.	412,550	1,805,306
Lendlease Group unit	107,865	1,152,630
Macquarie Group Ltd.	55,468	3,558,862
Medibank Private Ltd.	526,373	1,077,843
Mirvac Group unit	722,423	1,112,208
National Australia Bank Ltd.	479,649	11,033,017
Newcrest Mining Ltd.	138,088	2,254,749
Orica Ltd.	64,032	910,535
Origin Energy Ltd.	294,958	1,586,006
Qantas Airways Ltd.	68,508	177,172
QBE Insurance Group Ltd.	247,620	2,347,438
Ramsay Health Care Ltd.	27,312	1,383,657
realestate.com.au Ltd.	8,099	322,838
Rio Tinto Ltd.	75,851	3,835,794
Santos Ltd.	307,015	931,361
Scentre Group unit	932,102	3,110,387
SEEK Ltd.	74,297	813,648
Sonic Healthcare Ltd.	77,632	1,225,801
South32 Ltd.	932,873	1,952,488
SP AusNet	275,555	330,190
Stockland Corp. Ltd. unit	465,365	1,535,258
Suncorp Group Ltd.	220,027	2,174,296
Sydney Airport unit	188,491	836,267
Tabcorp Holdings Ltd.	128,494	461,912
Tatts Group Ltd.	249,638	821,672
Telstra Corp. Ltd.	770,502	2,923,315
The GPT Group unit	348,168	1,235,757
TPG Telecom Ltd.	55,193	270,824
Transurban Group unit	369,969	2,861,962
Treasury Wine Estates Ltd.	143,254	1,263,528
Vicinity Centers unit	648,999	1,407,694
Vocus Group Ltd.	86,020	263,560
Wesfarmers Ltd.	203,431	6,211,396
Westfield Corp. unit (a)	335,490	2,236,489
Westpac Banking Corp.	603,953	14,539,252
Woodside Petroleum Ltd.	138,651	3,318,626
Woolworths Ltd.	231,102	4,311,587

TOTAL AUSTRALIA		167,331,267

Austria - 0.2%
Andritz AG	15,204	820,061
Erste Group Bank AG	50,333	1,528,972
OMV AG	25,568	893,295
Raiffeisen International Bank-Holding AG (a)	17,894	396,956
Voestalpine AG	20,351	861,181

TOTAL AUSTRIA		4,500,465

Bailiwick of Jersey - 1.3%
Experian PLC	172,798	3,337,120
Glencore Xstrata PLC (a)	2,203,369	9,048,666
Petrofac Ltd.	42,040	484,968
Randgold Resources Ltd.	15,819	1,346,533
Shire PLC	162,353	9,039,132
Wolseley PLC	45,490	2,817,209
WPP PLC	234,227	5,451,426

TOTAL BAILIWICK OF JERSEY		31,525,054

Belgium - 1.1%
Ageas	37,872	1,618,142
Anheuser-Busch InBev SA NV	137,501	14,357,588
Colruyt NV	14,105	689,449
Groupe Bruxelles Lambert SA	14,759	1,255,309
KBC Groep NV	45,434	2,943,741
Proximus	28,333	812,503
Solvay SA Class A	14,292	1,671,647
Telenet Group Holding NV (a)	8,101	433,928
UCB SA	24,322	1,673,007
Umicore SA	17,309	967,886

TOTAL BELGIUM		26,423,200

Bermuda - 0.3%
Cheung Kong Infrastructure Holdings Ltd.	115,000	924,796
Hongkong Land Holdings Ltd.	228,772	1,544,211
Jardine Matheson Holdings Ltd.	45,643	2,817,086
Kerry Properties Ltd.	122,500	346,656
Li & Fung Ltd.	958,000	415,422
NWS Holdings Ltd.	241,856	434,605
Shangri-La Asia Ltd.	174,000	193,539
Yue Yuen Industrial (Holdings) Ltd.	120,500	440,511

TOTAL BERMUDA		7,116,826

British Virgin Islands - 0.0%
First Pacific Co. Ltd.	366,000	277,509
Cayman Islands - 0.6%
ASM Pacific Technology Ltd.	37,200	452,287
Cheung Kong Property Holdings Ltd.	493,500	3,243,717
CK Hutchison Holdings Ltd.	496,500	5,950,643
Melco Crown Entertainment Ltd. sponsored ADR	39,084	658,175
MGM China Holdings Ltd.	144,800	281,262
Sands China Ltd.	429,600	1,890,226
WH Group Ltd.	1,562,500	1,186,785
Wynn Macau Ltd.	237,200	431,378

TOTAL CAYMAN ISLANDS		14,094,473

Denmark - 1.6%
A.P. Moller - Maersk A/S:
Series A	726	1,157,224
Series B	1,136	1,904,082
Carlsberg A/S Series B	18,115	1,635,713
Christian Hansen Holding A/S	19,626	1,196,629
Coloplast A/S Series B	19,849	1,423,280
Danske Bank A/S	128,399	4,274,095
DONG Energy A/S	17,846	675,399
DSV de Sammensluttede Vognmaend A/S	31,748	1,541,208
Genmab A/S (a)	10,049	1,937,311
ISS Holdings A/S	34,590	1,228,749
Novo Nordisk A/S Series B	345,864	12,499,438
Novozymes A/S Series B	38,492	1,499,235
Pandora A/S	20,359	2,664,408
TDC A/S	138,351	728,063
Tryg A/S	17,319	330,618
Vestas Wind Systems A/S	40,232	2,812,785
William Demant Holding A/S (a)	19,441	363,507

TOTAL DENMARK		37,871,744

Finland - 0.9%
Elisa Corp. (A Shares)	24,749	834,358
Fortum Corp.	83,826	1,338,350
Kone Oyj (B Shares)	60,435	2,733,539
Metso Corp.	23,248	714,238
Neste Oyj	21,545	750,298
Nokia Corp.	1,054,543	4,735,076
Nokian Tyres PLC	19,292	723,069
Orion Oyj (B Shares)	17,581	818,361
Sampo Oyj (A Shares)	80,375	3,722,047
Stora Enso Oyj (R Shares)	103,311	1,173,235
UPM-Kymmene Corp.	95,356	2,161,673
Wartsila Corp.	27,811	1,394,521

TOTAL FINLAND		21,098,765

France - 8.7%
Accor SA	33,660	1,362,781
Aeroports de Paris	6,248	692,682
Air Liquide SA	70,202	7,579,275
Alstom SA (a)	26,542	752,117
Arkema SA	13,290	1,311,275
Atos Origin SA	15,008	1,595,650
AXA SA	349,964	8,601,157
BIC SA	6,115	799,068
BNP Paribas SA	191,601	12,240,394
Bollore Group (a)	588	2,412
Bollore Group	174,912	698,436
Bouygues SA	39,772	1,444,940
Bureau Veritas SA	43,014	841,377
Capgemini SA	29,749	2,420,436
Carrefour SA	100,340	2,453,922
Casino Guichard Perrachon SA	8,570	461,641
Christian Dior SA	9,637	2,067,624
CNP Assurances	35,129	659,270
Compagnie de St. Gobain	89,146	4,380,251
Credit Agricole SA	204,309	2,705,065
Danone SA	107,149	6,717,036
Dassault Aviation SA	346	398,663
Dassault Systemes SA	21,635	1,674,085
Edenred SA	36,109	786,025
EDF SA (b)	39,929	393,103
Eiffage SA	10,446	750,787
Engie	304,730	3,639,899
Essilor International SA	37,766	4,419,294
Eurazeo SA	6,132	377,179
Eutelsat Communications	39,855	678,695
Fonciere des Regions	5,175	430,433
Gecina SA	6,613	851,651
Groupe Eurotunnel SA	81,037	752,936
Hermes International SCA	4,833	2,099,672
ICADE	5,598	395,940
Iliad SA	4,494	960,309
Imerys SA	5,808	465,904
Ingenico SA	9,353	788,138
JCDecaux SA	12,109	386,791
Kering SA	13,763	3,271,546
Klepierre SA	43,547	1,652,366
L'Oreal SA	45,797	8,322,864
Lagardere S.C.A. (Reg.)	18,324	459,111
Legrand SA	48,551	2,818,653
LVMH Moet Hennessy - Louis Vuitton SA	50,516	10,180,149
Michelin CGDE Series B	33,663	3,611,391
Natixis SA	182,681	1,081,665
Orange SA	361,471	5,611,637
Pernod Ricard SA	38,683	4,524,512
Peugeot Citroen SA (a)	81,759	1,518,052
Publicis Groupe SA	32,521	2,231,364
Remy Cointreau SA	3,660	332,237
Renault SA	35,116	3,160,746
Rexel SA	51,812	900,770
Safran SA	56,641	3,833,726
Sanofi SA	209,731	16,857,444
Schneider Electric SA	101,542	7,258,678
SCOR SE	28,519	965,195
SEB SA	4,001	503,389
SFR Group SA (a)	13,409	388,799
Societe Generale Series A	138,899	6,790,432
Sodexo SA	16,109	1,779,832
Suez Environnement SA	57,962	877,857
Thales SA	17,811	1,668,517
Total SA	408,375	20,661,811
Unibail-Rodamco	17,472	4,026,453
Valeo SA	43,696	2,666,039
Veolia Environnement SA	92,094	1,568,666
VINCI SA	91,089	6,381,654
Vivendi SA	188,614	3,458,439
Wendel SA	6,759	798,949
Zodiac Aerospace	35,185	1,067,300

TOTAL FRANCE		211,266,556

Germany - 8.2%
adidas AG	34,159	5,370,791
Allianz SE	82,347	13,996,062
Axel Springer Verlag AG	7,263	381,985
BASF AG	165,683	15,939,540
Bayer AG	149,517	16,608,219
Bayerische Motoren Werke AG (BMW)	60,364	5,484,765
Beiersdorf AG	16,784	1,484,616
Brenntag AG	26,008	1,508,785
Commerzbank AG	178,973	1,548,122
Continental AG	20,097	3,920,234
Covestro AG	13,627	1,022,222
Daimler AG (Germany)	174,392	13,055,565
Deutsche Bank AG (a)	249,764	4,958,316
Deutsche Borse AG (a)	35,267	3,245,149
Deutsche Lufthansa AG	40,370	537,552
Deutsche Post AG	173,593	5,800,770
Deutsche Telekom AG	591,018	10,346,959
Deutsche Wohnen AG (Bearer)	56,712	1,845,189
E.ON AG	361,173	2,769,362
Evonik Industries AG	27,771	898,764
Fraport AG Frankfurt Airport Services Worldwide	6,426	383,331
Fresenius Medical Care AG & Co. KGaA	39,045	3,187,039
Fresenius SE & Co. KGaA	74,224	5,843,502
GEA Group AG	34,790	1,436,134
Hannover Reuck SE	11,584	1,271,126
HeidelbergCement Finance AG	26,018	2,503,624
Henkel AG & Co. KGaA	19,627	2,064,495
Hochtief AG	3,657	518,929
Hugo Boss AG	11,483	735,077
Infineon Technologies AG	203,837	3,738,514
Innogy SE	26,788	916,256
K&S AG	32,620	825,400
Lanxess AG	17,722	1,284,640
Linde AG	33,575	5,452,942
MAN SE	6,357	658,446
Merck KGaA	23,782	2,609,627
Metro AG	34,621	1,181,372
Muenchener Rueckversicherungs AG	28,983	5,457,682
OSRAM Licht AG	15,000	868,404
ProSiebenSat.1 Media AG	39,954	1,699,697
RWE AG (a)	94,071	1,244,491
SAP AG	177,155	16,200,864
Schaeffler AG	26,790	432,929
Siemens AG	138,109	17,331,557
Symrise AG	23,910	1,436,374
Telefonica Deutschland Holding AG	154,114	642,173
Thyssenkrupp AG	62,418	1,573,328
TUI AG	98,058	1,433,408
United Internet AG	21,147	883,337
Volkswagen AG	5,510	882,672
Vonovia SE	84,477	2,760,410
Zalando SE (a)	18,483	728,362

TOTAL GERMANY		198,909,109

Hong Kong - 2.2%
AIA Group Ltd.	2,181,200	13,504,579
Bank of East Asia Ltd.	210,229	895,461
BOC Hong Kong (Holdings) Ltd.	691,000	2,762,537
Cathay Pacific Airways Ltd.	206,000	279,004
CLP Holdings Ltd.	279,500	2,728,084
Galaxy Entertainment Group Ltd.	416,000	1,975,954
Hang Lung Group Ltd.	196,000	751,684
Hang Lung Properties Ltd.	392,000	964,741
Hang Seng Bank Ltd.	145,500	2,965,724
Henderson Land Development Co. Ltd.	225,500	1,244,747
HK Electric Investments & HK Electric Investments Ltd. unit	406,500	339,310
Hong Kong & China Gas Co. Ltd.	1,349,300	2,540,466
Hong Kong Exchanges and Clearing Ltd.	213,767	5,170,353
Hysan Development Co. Ltd.	98,000	446,630
Link (REIT)	382,500	2,613,845
MTR Corp. Ltd.	282,914	1,437,247
New World Development Co. Ltd.	932,443	1,075,848
PCCW Ltd.	654,584	397,309
Power Assets Holdings Ltd.	235,500	2,256,529
Sino Land Ltd.	527,140	871,018
SJM Holdings Ltd.	328,000	260,615
Sun Hung Kai Properties Ltd.	265,000	3,646,680
Swire Pacific Ltd. (A Shares)	93,000	947,476
Swire Properties Ltd.	263,000	740,022
Techtronic Industries Co. Ltd.	239,000	826,608
Wharf Holdings Ltd.	229,000	1,717,108
Wheelock and Co. Ltd.	138,000	838,753

TOTAL HONG KONG		54,198,332

Ireland - 0.5%
Bank of Ireland (a)	5,257,543	1,407,528
CRH PLC	150,326	5,214,163
DCC PLC (United Kingdom)	17,097	1,375,438
James Hardie Industries PLC CDI	84,878	1,331,202
Kerry Group PLC Class A	26,660	1,873,544
Paddy Power Betfair PLC (Ireland)	13,609	1,422,081
Ryanair Holdings PLC sponsored ADR (a)	5,422	453,605

TOTAL IRELAND		13,077,561

Isle of Man - 0.0%
Genting Singapore PLC	1,034,800	712,212
Israel - 0.6%
Azrieli Group	7,008	319,767
Bank Hapoalim BM (Reg.)	184,223	1,111,823
Bank Leumi le-Israel BM (a)	254,772	1,052,327
Bezeq The Israel Telecommunication Corp. Ltd.	428,495	747,966
Check Point Software Technologies Ltd. (a)(b)	22,580	2,230,227
Elbit Systems Ltd. (Israel)	3,621	398,165
Frutarom Industries Ltd.	5,983	315,693
Israel Chemicals Ltd.	84,914	389,705
Mizrahi Tefahot Bank Ltd.	24,162	371,575
NICE Systems Ltd.	12,654	884,543
Taro Pharmaceutical Industries Ltd. (a)(b)	2,480	259,135
Teva Pharmaceutical Industries Ltd. sponsored ADR	165,115	5,519,794

TOTAL ISRAEL		13,600,720

Italy - 1.5%
Assicurazioni Generali SpA	212,222	3,376,840
Atlantia SpA	76,934	1,748,208
Enel SpA	1,373,632	5,742,654
Eni SpA	468,127	7,197,837
Intesa Sanpaolo SpA	2,315,727	5,439,321
Intesa Sanpaolo SpA (Risparmio Shares)	155,546	342,540
Leonardo SpA(a)	78,507	1,010,200
Luxottica Group SpA	29,900	1,605,414
Mediobanca SpA	96,256	826,591
Poste Italiane SpA	110,518	693,754
Prysmian SpA	33,289	864,608
Saipem SpA (a)	976,855	498,258
Snam Rete Gas SpA	412,534	1,567,563
Telecom Italia SpA (a)	1,887,440	1,623,041
Terna SpA	302,255	1,324,062
UniCredit SpA (b)	95,203	2,585,734
Unipolsai SpA	172,190	358,003

TOTAL ITALY		36,804,628

Japan - 22.7%
ABC-MART, Inc.	5,100	296,307
ACOM Co. Ltd. (a)	61,200	263,966
AEON Co. Ltd.	131,200	1,895,201
AEON Financial Service Co. Ltd.	17,200	308,019
AEON MALL Co. Ltd.	18,900	274,352
Air Water, Inc.	23,200	429,850
Aisin Seiki Co. Ltd.	32,300	1,478,974
Ajinomoto Co., Inc.	91,600	1,807,905
Alfresa Holdings Corp.	33,100	543,800
All Nippon Airways Ltd.	202,000	600,221
Alps Electric Co. Ltd.	32,000	854,486
Amada Holdings Co. Ltd.	71,500	841,586
Aozora Bank Ltd.	209,000	762,625
Asahi Glass Co. Ltd.	194,000	1,443,273
Asahi Group Holdings	69,000	2,426,092
Asahi Kasei Corp.	213,000	1,990,213
Asics Corp.	35,200	686,168
Astellas Pharma, Inc.	391,300	5,251,940
Bandai Namco Holdings, Inc.	39,700	1,093,499
Bank of Kyoto Ltd.	47,000	368,391
Benesse Holdings, Inc.	11,000	320,034
Bridgestone Corp.	118,400	4,344,444
Brother Industries Ltd.	40,300	745,252
Calbee, Inc.	13,000	423,125
Canon, Inc.	191,900	5,677,628
Casio Computer Co. Ltd.	47,600	659,343
Central Japan Railway Co.	26,000	4,207,068
Chiba Bank Ltd.	121,000	794,093
Chubu Electric Power Co., Inc.	110,800	1,474,913
Chugai Pharmaceutical Co. Ltd.	44,100	1,288,903
Chugoku Electric Power Co., Inc.	49,600	557,896
Concordia Financial Group Ltd.	228,300	1,209,539
Credit Saison Co. Ltd.	23,000	420,034
CYBERDYNE, Inc. (a)(b)	17,800	250,817
Dai Nippon Printing Co. Ltd.	95,000	966,743
Dai-ichi Mutual Life Insurance Co.	195,100	3,562,981
Daicel Chemical Industries Ltd.	48,900	542,227
Daiichi Sankyo Kabushiki Kaisha	102,200	2,285,040
Daikin Industries Ltd.	42,000	4,175,449
Dainippon Sumitomo Pharma Co. Ltd.	26,200	441,810
Daito Trust Construction Co. Ltd.	11,900	1,664,166
Daiwa House Industry Co. Ltd.	103,400	2,805,930
Daiwa House REIT Investment Corp.	291	732,977
Daiwa Securities Group, Inc.	281,000	1,800,580
DeNA Co. Ltd.	16,100	360,614
DENSO Corp.	86,900	3,772,003
Dentsu, Inc.	36,500	1,687,450
Don Quijote Holdings Co. Ltd.	21,500	779,758
East Japan Railway Co.	59,700	5,409,007
Eisai Co. Ltd.	46,000	2,532,017
Electric Power Development Co. Ltd.	31,100	722,481
FamilyMart Co. Ltd.	16,000	1,014,613
Fanuc Corp.	35,100	6,891,071
Fast Retailing Co. Ltd.	9,700	3,056,647
Fuji Electric Co. Ltd.	92,000	545,107
Fuji Heavy Industries Ltd.	112,100	4,507,431
Fujifilm Holdings Corp.	78,800	3,053,317
Fujitsu Ltd.	328,000	1,913,212
Fukuoka Financial Group, Inc.	161,000	712,957
Hakuhodo DY Holdings, Inc.	34,700	427,181
Hamamatsu Photonics K.K.	31,100	899,314
Hankyu Hanshin Holdings, Inc.	47,700	1,618,023
Hikari Tsushin, Inc.	3,500	320,211
Hino Motors Ltd.	42,500	449,805
Hirose Electric Co. Ltd.	6,900	899,548
Hiroshima Bank Ltd.	82,000	384,182
Hisamitsu Pharmaceutical Co., Inc.	11,200	581,277
Hitachi Chemical Co. Ltd.	16,000	454,876
Hitachi Construction Machinery Co. Ltd.	16,500	380,387
Hitachi High-Technologies Corp.	10,500	450,558
Hitachi Ltd.	872,000	5,001,392
Hitachi Metals Ltd.	37,400	518,718
Hokuriku Electric Power Co., Inc.	28,200	283,973
Honda Motor Co. Ltd.	295,600	8,796,729
Hoshizaki Corp.	8,700	709,654
Hoya Corp.	72,700	3,169,156
Hulic Co. Ltd.	45,400	443,103
Idemitsu Kosan Co. Ltd.	14,300	442,640
IHI Corp. (a)	252,000	680,719
Iida Group Holdings Co. Ltd.	22,400	419,591
INPEX Corp.	160,300	1,576,593
Isetan Mitsukoshi Holdings Ltd.	71,200	834,902
Isuzu Motors Ltd.	116,100	1,565,000
Itochu Corp.	272,700	3,758,048
J. Front Retailing Co. Ltd.	50,700	733,266
Japan Airlines Co. Ltd.	24,900	794,348
Japan Airport Terminal Co. Ltd. (b)	7,700	276,193
Japan Exchange Group, Inc.	102,100	1,523,678
Japan Post Bank Co. Ltd.	68,700	836,618
Japan Post Holdings Co. Ltd.	86,600	1,089,115
Japan Prime Realty Investment Corp.	148	593,783
Japan Real Estate Investment Corp.	256	1,455,602
Japan Retail Fund Investment Corp.	508	1,086,997
Japan Tobacco, Inc.	200,000	6,447,613
JFE Holdings, Inc.	88,600	1,555,267
JGC Corp.	42,600	740,624
JSR Corp.	29,700	510,300
JTEKT Corp.	46,200	761,066
JX Holdings, Inc.	364,800	1,720,773
Kajima Corp.	176,000	1,226,747
Kakaku.com, Inc.	23,500	425,418
Kamigumi Co. Ltd.	39,000	379,258
Kaneka Corp.	46,000	396,812
Kansai Electric Power Co., Inc. (a)	136,000	1,450,819
Kansai Paint Co. Ltd.	46,500	903,560
Kao Corp.	92,100	4,554,019
Kawasaki Heavy Industries Ltd.	244,000	767,160
KDDI Corp.	332,200	8,925,677
Keihan Electric Railway Co., Ltd.	79,000	526,853
Keihin Electric Express Railway Co. Ltd.	76,000	891,861
Keio Corp.	106,000	871,207
Keisei Electric Railway Co.	24,300	574,626
Keyence Corp.	17,200	6,682,880
Kikkoman Corp.	31,000	976,043
Kintetsu Group Holdings Co. Ltd.	359,000	1,379,913
Kirin Holdings Co. Ltd.	147,000	2,405,952
Kobe Steel Ltd. (a)	54,100	527,536
Koito Manufacturing Co. Ltd.	22,900	1,212,842
Komatsu Ltd.	167,100	3,956,698
Konami Holdings Corp.	19,100	764,609
Konica Minolta, Inc.	80,400	834,548
Kose Corp.	4,600	391,108
Kubota Corp.	191,900	3,059,251
Kuraray Co. Ltd.	63,500	1,007,812
Kurita Water Industries Ltd.	15,700	372,651
Kyocera Corp.	56,500	2,944,345
Kyowa Hakko Kirin Co., Ltd.	54,900	739,553
Kyushu Electric Power Co., Inc.	73,600	820,023
Kyushu Financial Group, Inc.	53,300	368,205
Lawson, Inc. (b)	11,400	831,955
LINE Corp. (b)	7,100	227,947
Lion Corp.	41,000	712,080
LIXIL Group Corp.	51,000	1,192,454
M3, Inc.	33,100	888,256
Mabuchi Motor Co. Ltd.	8,000	411,655
Makita Corp.	21,700	1,508,679
Marubeni Corp.	327,300	1,993,194
Marui Group Co. Ltd.	37,600	538,142
Maruichi Steel Tube Ltd.	9,600	322,239
Mazda Motor Corp.	96,700	1,423,049
McDonald's Holdings Co. (Japan) Ltd.	10,700	281,359
Mebuki Financial Group, Inc.	196,090	755,461
Medipal Holdings Corp.	27,600	447,085
Meiji Holdings Co. Ltd.	19,200	1,486,210
Minebea Mitsumi, Inc.	69,600	693,473
Miraca Holdings, Inc.	8,800	402,161
Misumi Group, Inc.	47,500	887,654
Mitsubishi Chemical Holdings Corp.	229,600	1,605,838
Mitsubishi Corp.	273,300	6,171,095
Mitsubishi Electric Corp.	349,900	5,334,805
Mitsubishi Estate Co. Ltd.	227,000	4,347,600
Mitsubishi Gas Chemical Co., Inc.	38,300	735,743
Mitsubishi Heavy Industries Ltd.	582,000	2,623,149
Mitsubishi Logistics Corp.	19,000	270,251
Mitsubishi Materials Corp.	23,000	785,271
Mitsubishi Motors Corp. of Japan	138,300	750,845
Mitsubishi Tanabe Pharma Corp.	39,500	790,280
Mitsubishi UFJ Financial Group, Inc.	2,303,600	14,751,152
Mitsubishi UFJ Lease & Finance Co. Ltd.	73,100	390,393
Mitsui & Co. Ltd.	310,100	4,549,470
Mitsui Chemicals, Inc.	159,000	749,163
Mitsui Fudosan Co. Ltd.	162,000	3,754,078
Mitsui OSK Lines Ltd.	240,000	765,211
mixi, Inc.	7,400	320,813
Mizuho Financial Group, Inc.	4,360,600	8,091,478
MS&AD Insurance Group Holdings, Inc.	91,800	3,085,475
Murata Manufacturing Co. Ltd.	34,600	4,674,723
Nabtesco Corp.	17,200	448,927
Nagoya Railroad Co. Ltd.	163,000	802,657
NEC Corp.	501,000	1,158,099
New Hampshire Foods Ltd.	28,000	762,554
Nexon Co. Ltd.	28,400	433,131
NGK Insulators Ltd.	45,300	890,674
NGK Spark Plug Co. Ltd.	30,800	693,962
Nidec Corp.	43,200	4,059,446
Nikon Corp.	62,400	1,008,591
Nintendo Co. Ltd.	20,500	4,195,978
Nippon Building Fund, Inc.	275	1,578,248
Nippon Electric Glass Co. Ltd.	65,000	374,768
Nippon Express Co. Ltd.	144,000	763,936
Nippon Paint Holdings Co. Ltd.	27,700	809,583
Nippon Prologis REIT, Inc.	278	581,065
Nippon Steel & Sumitomo Metal Corp.	145,600	3,528,779
Nippon Telegraph & Telephone Corp.	125,400	5,539,208
Nippon Yusen KK	284,000	603,667
Nissan Chemical Industries Co. Ltd.	22,100	789,775
Nissan Motor Co. Ltd.	439,900	4,352,006
Nisshin Seifun Group, Inc.	30,700	466,849
Nissin Food Holdings Co. Ltd.	10,500	554,247
Nitori Holdings Co. Ltd.	13,600	1,520,078
Nitto Denko Corp.	29,200	2,312,777
NKSJ Holdings, Inc.	62,200	2,257,511
NOK Corp.	14,700	298,401
Nomura Holdings, Inc.	657,500	4,075,752
Nomura Real Estate Holdings, Inc.	19,200	330,741
Nomura Real Estate Master Fund, Inc.	778	1,212,029
Nomura Research Institute Ltd.	29,240	999,614
NSK Ltd.	75,700	921,192
NTT Data Corp.	25,000	1,262,067
NTT DOCOMO, Inc.	251,300	6,008,604
Obayashi Corp.	127,100	1,211,227
OBIC Co. Ltd.	10,000	480,028
Odakyu Electric Railway Co. Ltd.	57,900	1,147,129
Oji Holdings Corp.	178,000	788,238
Olympus Corp.	48,900	1,686,879
OMRON Corp.	37,100	1,522,970
Ono Pharmaceutical Co. Ltd.	69,000	1,409,516
Oracle Corp. Japan	5,900	330,245
Oriental Land Co. Ltd.	37,300	2,043,885
ORIX Corp.	240,300	3,632,912
Osaka Gas Co. Ltd.	370,000	1,385,165
Otsuka Corp.	8,500	437,384
Otsuka Holdings Co. Ltd.	70,500	3,246,209
Panasonic Corp.	399,500	4,156,774
Park24 Co. Ltd.	15,600	430,378
Pola Orbis Holdings, Inc.	3,800	360,783
Rakuten, Inc.	157,900	1,576,762
Recruit Holdings Co. Ltd.	66,900	2,929,949
Resona Holdings, Inc.	390,700	2,121,843
Ricoh Co. Ltd.	129,400	1,156,360
Rinnai Corp.	5,200	442,122
ROHM Co. Ltd.	17,100	1,096,484
Ryohin Keikaku Co. Ltd.	3,900	730,538
Sankyo Co. Ltd. (Gunma)	8,000	267,470
Santen Pharmaceutical Co. Ltd.	65,300	818,925
SBI Holdings, Inc. Japan	32,900	455,722
Secom Co. Ltd.	35,600	2,574,702
Sega Sammy Holdings, Inc.	32,900	517,495
Seibu Holdings, Inc.	30,400	512,904
Seiko Epson Corp.	54,000	1,112,453
Sekisui Chemical Co. Ltd.	81,900	1,337,557
Sekisui House Ltd.	122,000	1,975,706
Seven & i Holdings Co. Ltd.	136,300	5,443,067
Seven Bank Ltd.	100,000	286,954
Sharp Corp. (a)(b)	295,000	797,767
Shimadzu Corp.	41,900	708,415
Shimamura Co. Ltd.	3,600	471,561
SHIMANO, Inc.	12,600	1,987,477
SHIMIZU Corp.	100,000	920,202
Shin-Etsu Chemical Co. Ltd.	70,400	6,077,308
Shinsei Bank Ltd.	318,000	549,198
Shionogi & Co. Ltd.	54,400	2,613,763
Shiseido Co. Ltd.	64,000	1,790,027
Shizuoka Bank Ltd.	92,000	802,586
Showa Shell Sekiyu K.K.	31,000	303,932
SMC Corp.	10,400	2,847,082
SoftBank Corp.	173,400	13,358,696
Sohgo Security Services Co., Ltd.	10,900	409,800
Sony Corp.	227,600	6,891,216
Sony Financial Holdings, Inc.	26,500	446,634
Stanley Electric Co. Ltd.	26,600	750,341
Start Today Co. Ltd.	37,600	706,977
Sumitomo Chemical Co. Ltd.	305,000	1,628,864
Sumitomo Corp.	202,500	2,539,545
Sumitomo Electric Industries Ltd.	134,100	1,956,689
Sumitomo Heavy Industries Ltd.	115,000	792,401
Sumitomo Metal Mining Co. Ltd.	96,000	1,302,560
Sumitomo Mitsui Financial Group, Inc.	243,100	9,537,301
Sumitomo Mitsui Trust Holdings, Inc.	58,800	2,191,675
Sumitomo Realty & Development Co. Ltd.	60,000	1,628,199
Sumitomo Rubber Industries Ltd.	26,500	414,246
Sundrug Co. Ltd.	5,600	385,865
Suntory Beverage & Food Ltd.	27,900	1,184,842
Suzuken Co. Ltd.	12,000	396,422
Suzuki Motor Corp.	60,800	2,352,628
Sysmex Corp.	26,300	1,574,599
T&D Holdings, Inc.	110,800	1,652,040
Taiheiyo Cement Corp.	244,000	853,600
Taisei Corp.	204,000	1,449,012
Taisho Pharmaceutical Holdings Co. Ltd.	5,600	472,164
Taiyo Nippon Sanso Corp.	21,200	250,848
Takashimaya Co. Ltd.	47,000	405,022
Takeda Pharmaceutical Co. Ltd.	129,800	5,430,655
TDK Corp.	23,600	1,699,300
Teijin Ltd.	40,500	855,841
Terumo Corp.	61,200	2,260,243
The Chugoku Bank Ltd.	26,300	387,594
The Hachijuni Bank Ltd.	63,200	373,345
The Suruga Bank Ltd.	30,300	692,357
THK Co. Ltd.	18,400	454,826
Tobu Railway Co. Ltd.	179,000	908,396
Toho Co. Ltd.	17,500	504,495
Toho Gas Co. Ltd.	67,000	500,230
Tohoku Electric Power Co., Inc.	89,500	1,090,709
Tokio Marine Holdings, Inc.	123,200	5,162,157
Tokyo Electric Power Co., Inc. (a)	276,100	1,058,819
Tokyo Electron Ltd.	28,400	2,945,390
Tokyo Gas Co. Ltd.	337,000	1,491,742
Tokyo Tatemono Co. Ltd.	31,500	417,917
Tokyu Corp.	205,000	1,508,768
Tokyu Fudosan Holdings Corp.	91,900	538,003
TonenGeneral Sekiyu K.K.	53,000	623,833
Toppan Printing Co. Ltd.	102,000	1,001,842
Toray Industries, Inc.	249,000	2,155,898
Toshiba Corp. (a)	729,000	1,564,403
Toto Ltd.	27,700	1,117,470
Toyo Seikan Group Holdings Ltd.	29,200	538,432
Toyo Suisan Kaisha Ltd.	13,700	488,982
Toyoda Gosei Co. Ltd.	10,900	262,677
Toyota Industries Corp.	27,600	1,334,656
Toyota Motor Corp.	482,550	28,061,663
Toyota Tsusho Corp.	38,400	1,057,692
Trend Micro, Inc.	19,500	757,307
Tsuruha Holdings, Inc.	7,700	722,877
Unicharm Corp.	68,300	1,536,463
United Urban Investment Corp.	550	877,292
USS Co. Ltd.	39,800	698,289
West Japan Railway Co.	27,900	1,818,652
Yahoo! Japan Corp.	245,000	1,028,518
Yakult Honsha Co. Ltd.	18,800	965,725
Yamada Denki Co. Ltd.	114,700	631,861
Yamaguchi Financial Group, Inc.	33,000	360,367
Yamaha Corp.	28,900	883,048
Yamaha Motor Co. Ltd.	55,100	1,148,750
Yamato Holdings Co. Ltd.	69,500	1,403,111
Yamazaki Baking Co. Ltd.	21,500	432,247
Yaskawa Electric Corp.	46,700	844,165
Yokogawa Electric Corp.	47,200	754,966
Yokohama Rubber Co. Ltd.	18,100	318,846

TOTAL JAPAN		549,298,214

Luxembourg - 0.3%
ArcelorMittal SA (Netherlands) (a)	331,408	2,584,171
Eurofins Scientific SA	2,126	952,432
Millicom International Cellular SA (depository receipt)	11,612	574,288
RTL Group SA	6,019	458,529
SES SA (France) (depositary receipt)	72,384	1,407,275
Tenaris SA	78,964	1,383,209

TOTAL LUXEMBOURG		7,359,904

Mauritius - 0.0%
Golden Agri-Resources Ltd.	1,165,500	351,465
Multi-National - 0.0%
HKT Trust/HKT Ltd. unit	590,000	824,180
Netherlands - 3.7%
ABN AMRO Group NV GDR	54,458	1,278,626
AEGON NV	321,803	1,749,158
AerCap Holdings NV (a)	31,489	1,394,018
Airbus Group NV	104,771	7,101,903
Akzo Nobel NV	44,966	3,047,877
Altice NV:
Class A (a)	62,797	1,374,768
Class B (a)	17,555	386,214
ASML Holding NV (Netherlands)	66,196	8,037,775
CNH Industrial NV	179,277	1,586,942
EXOR NV	18,182	827,494
Ferrari NV	20,508	1,277,385
Fiat Chrysler Automobiles NV	150,390	1,639,695
Gemalto NV	13,794	800,520
Heineken Holding NV	20,591	1,444,374
Heineken NV (Bearer)	42,155	3,150,403
ING Groep NV (Certificaten Van Aandelen)	701,480	10,077,429
Koninklijke Ahold Delhaize NV	232,248	4,937,767
Koninklijke Boskalis Westminster NV	15,954	589,951
Koninklijke DSM NV	32,142	2,047,140
Koninklijke KPN NV	573,710	1,652,843
Koninklijke Philips Electronics NV	172,338	5,056,830
Mobileye NV (a)(b)	33,307	1,430,869
NN Group NV	55,415	1,957,925
NXP Semiconductors NV (a)	53,031	5,189,083
QIAGEN NV (Germany) (a)	41,319	1,190,254
Randstad Holding NV	23,273	1,351,628
RELX NV	181,430	3,064,486
STMicroelectronics NV	120,700	1,593,019
Unilever NV (Certificaten Van Aandelen) (Bearer)	295,766	11,996,805
Vopak NV	12,738	546,108
Wolters Kluwer NV	51,026	1,947,444

TOTAL NETHERLANDS		89,726,733

New Zealand - 0.2%
Auckland International Airport Ltd.	191,890	963,002
Contact Energy Ltd.	118,374	414,279
Fletcher Building Ltd.	120,729	930,078
Mercury Nz Ltd.	118,139	266,103
Meridian Energy Ltd.	210,731	406,633
Ryman Healthcare Group Ltd.	62,427	398,941
Spark New Zealand Ltd.	375,371	966,688

TOTAL NEW ZEALAND		4,345,724

Norway - 0.7%
DNB ASA	177,368	2,958,983
Gjensidige Forsikring ASA	34,842	599,424
Marine Harvest ASA	65,363	1,154,038
Norsk Hydro ASA	257,369	1,466,258
Orkla ASA	137,686	1,283,704
Schibsted ASA:
(A Shares)	14,264	377,177
(B Shares)	11,926	297,136
Statoil ASA	205,381	3,829,780
Telenor ASA	136,201	2,159,122
Yara International ASA	33,819	1,425,244

TOTAL NORWAY		15,550,866

Papua New Guinea - 0.1%
Oil Search Ltd. ADR	265,444	1,383,018
Portugal - 0.2%
Energias de Portugal SA	452,907	1,314,198
Galp Energia SGPS SA Class B	101,695	1,495,200
Jeronimo Martins SGPS SA	45,423	767,629

TOTAL PORTUGAL		3,577,027

Singapore - 1.2%
Ascendas Real Estate Investment Trust (a)	513,600	896,481
CapitaCommercial Trust (REIT)	318,900	345,069
CapitaLand Ltd.	461,200	1,076,630
CapitaMall Trust	444,300	611,588
City Developments Ltd.	62,800	411,285
ComfortDelgro Corp. Ltd.	436,100	745,735
DBS Group Holdings Ltd.	320,489	4,313,816
Global Logistic Properties Ltd.	455,100	839,579
Hutchison Port Holdings Trust	811,607	344,933
Jardine Cycle & Carriage Ltd.	17,500	513,446
Keppel Corp. Ltd.	250,800	1,097,979
Oversea-Chinese Banking Corp. Ltd.	568,856	3,790,086
Sembcorp Industries Ltd.	169,600	379,068
Singapore Airlines Ltd.	108,800	764,267
Singapore Airport Terminal Service Ltd.	104,100	390,001
Singapore Exchange Ltd.	180,500	950,303
Singapore Press Holdings Ltd.	400,700	980,888
Singapore Technologies Engineering Ltd.	329,100	770,589
Singapore Telecommunications Ltd.	1,431,600	3,931,097
StarHub Ltd.	84,300	177,650
Suntec (REIT)	368,800	452,708
United Overseas Bank Ltd.	234,314	3,478,092
UOL Group Ltd.	86,300	390,060
Wilmar International Ltd.	335,200	922,820
Yangzijiang Shipbuilding Holdings Ltd.	257,300	146,966

TOTAL SINGAPORE		28,721,136

Spain - 3.0%
Abertis Infraestructuras SA	108,534	1,551,817
ACS Actividades de Construccion y Servicios SA	36,267	1,114,998
ACS Actividades de Construccion y Servicios SA rights 2/23/17 (a)	36,267	16,286
Aena SA	11,300	1,638,848
Amadeus IT Holding SA Class A	79,660	3,675,770
Banco Bilbao Vizcaya Argentaria SA	1,190,249	8,094,399
Banco de Sabadell SA	1,019,830	1,534,664
Banco Popular Espanol SA (b)	672,300	693,815
Banco Santander SA (Spain)	2,637,708	14,661,292
Bankia SA	777,766	818,608
Bankinter SA	109,625	879,859
CaixaBank SA	600,367	2,191,213
Distribuidora Internacional de Alimentacion SA	111,527	589,085
Enagas SA	44,347	1,086,708
Endesa SA	54,110	1,112,452
Ferrovial SA	82,749	1,496,236
Gas Natural SDG SA	59,611	1,146,718
Grifols SA	57,380	1,227,685
Iberdrola SA	1,005,784	6,352,674
Iberdrola SA	19,984	125,855
Inditex SA	197,791	6,519,692
International Consolidated Airlines Group SA	146,862	879,883
MAPFRE SA (Reg.)	223,201	674,647
Red Electrica Corporacion SA	85,760	1,533,563
Repsol YPF SA	213,659	3,166,788
Telefonica SA	843,294	8,158,956
Zardoya Otis SA	33,063	278,394

TOTAL SPAIN		71,220,905

Sweden - 2.7%
Alfa Laval AB	50,488	941,986
ASSA ABLOY AB (B Shares)	179,624	3,398,929
Atlas Copco AB:
(A Shares)	116,411	3,730,380
(B Shares)	74,992	2,174,203
Boliden AB	52,238	1,523,467
Electrolux AB (B Shares)	46,567	1,237,762
Getinge AB (B Shares)	42,441	686,074
H&M Hennes & Mauritz AB (B Shares)	171,978	4,915,286
Hexagon AB (B Shares)	45,020	1,780,810
Husqvarna AB (B Shares)	74,189	620,850
ICA Gruppen AB	13,186	430,684
Industrivarden AB (C Shares)	36,057	698,295
Investor AB (B Shares)	82,014	3,271,334
Kinnevik AB (B Shares)	39,755	1,019,429
Lundbergfoeretagen AB	5,825	374,921
Lundin Petroleum AB (a)	40,526	873,799
Nordea Bank AB	548,393	6,626,784
Sandvik AB	191,482	2,583,128
Securitas AB (B Shares)	53,863	857,167
Skandinaviska Enskilda Banken AB (A Shares)	276,017	3,100,304
Skanska AB (B Shares)	57,387	1,403,987
SKF AB (B Shares)	75,816	1,525,490
Svenska Cellulosa AB (SCA) (B Shares)	110,896	3,337,038
Svenska Handelsbanken AB (A Shares)	275,436	4,111,903
Swedbank AB (A Shares)	164,147	4,149,135
Swedish Match Co. AB	33,286	1,083,010
Tele2 AB (B Shares)	60,961	537,680
Telefonaktiebolaget LM Ericsson (B Shares)	554,258	3,280,284
TeliaSonera AB	474,716	1,925,657
Volvo AB (B Shares)	276,019	3,527,903

TOTAL SWEDEN		65,727,679

Switzerland - 8.2%
ABB Ltd. (Reg.)	341,300	8,133,466
Actelion Ltd.	17,526	4,575,911
Adecco SA (Reg.)	27,522	1,958,010
Aryzta AG	18,172	498,764
Baloise Holdings AG	9,098	1,167,648
Barry Callebaut AG	361	445,071
Coca-Cola HBC AG	31,447	716,833
Compagnie Financiere Richemont SA Series A	94,483	7,358,310
Credit Suisse Group AG	359,621	5,489,661
Dufry AG (a)	9,166	1,303,275
Ems-Chemie Holding AG	1,414	728,755
Galenica AG	670	732,596
Geberit AG (Reg.)	6,480	2,760,819
Givaudan SA	1,691	3,040,058
Julius Baer Group Ltd.	37,807	1,777,337
Kuehne & Nagel International AG	10,819	1,473,802
Lafargeholcim Ltd. (Reg.)	82,141	4,391,146
Lindt & Spruengli AG	18	1,166,985
Lindt & Spruengli AG (participation certificate)	163	902,673
Lonza Group AG	8,967	1,639,261
Nestle SA	562,549	41,214,895
Novartis AG	404,097	29,833,488
Pargesa Holding SA	5,873	389,634
Partners Group Holding AG	2,904	1,463,665
Roche Holding AG (participation certificate)	127,236	30,148,368
Schindler Holding AG:
(participation certificate)	6,810	1,293,800
(Reg.)	3,421	643,026
SGS SA (Reg.)	928	1,961,878
Sika AG	380	1,991,107
Sonova Holding AG Class B	9,080	1,196,536
Swatch Group AG (Bearer)	5,551	1,960,562
Swatch Group AG (Bearer) (Reg.)	8,244	574,843
Swiss Life Holding AG	6,458	1,951,986
Swiss Prime Site AG	14,956	1,243,877
Swiss Re Ltd.	58,615	5,455,451
Swisscom AG	4,389	1,929,377
Syngenta AG (Switzerland)	16,763	7,124,502
UBS Group AG	661,633	10,677,863
Zurich Insurance Group AG	27,187	7,829,140

TOTAL SWITZERLAND		199,144,379

United Kingdom - 15.6%
3i Group PLC	163,747	1,441,956
Aberdeen Asset Management PLC	163,375	540,683
Admiral Group PLC	33,976	759,095
Anglo American PLC (United Kingdom) (a)	252,233	4,309,058
Antofagasta PLC	78,336	822,865
Ashtead Group PLC	83,972	1,696,527
Associated British Foods PLC	64,668	1,941,067
AstraZeneca PLC (United Kingdom)	228,456	12,123,941
Auto Trader Group PLC	171,391	862,440
Aviva PLC	727,723	4,381,535
Babcock International Group PLC	38,555	433,125
BAE Systems PLC	571,485	4,197,385
Barclays PLC	3,052,150	8,470,697
Barratt Developments PLC	194,972	1,171,678
Berkeley Group Holdings PLC	22,570	795,006
BHP Billiton PLC	380,243	6,934,803
BP PLC	3,393,725	20,269,155
British American Tobacco PLC (United Kingdom)	336,364	20,763,055
British Land Co. PLC	189,459	1,389,519
BT Group PLC	1,521,917	5,817,426
Bunzl PLC	64,202	1,687,204
Burberry Group PLC	75,144	1,550,311
Capita Group PLC	112,054	705,524
Carnival PLC	32,172	1,721,164
Carphone Warehouse Group PLC	172,172	684,215
Centrica PLC	954,200	2,692,460
Cobham PLC	297,257	507,075
Coca-Cola European Partners PLC	42,037	1,449,857
Compass Group PLC	297,283	5,290,762
Croda International PLC	22,746	958,012
Diageo PLC	454,316	12,619,930
Direct Line Insurance Group PLC	261,479	1,167,739
easyJet PLC	26,077	311,646
Fresnillo PLC	43,953	803,405
G4S PLC (United Kingdom)	260,657	836,817
GKN PLC	333,256	1,444,928
GlaxoSmithKline PLC	877,504	16,957,765
Hammerson PLC	145,266	998,699
Hargreaves Lansdown PLC	45,232	769,882
Hikma Pharmaceuticals PLC	29,298	672,270
HSBC Holdings PLC (United Kingdom)	3,587,722	30,606,600
IMI PLC	55,480	813,796
Imperial Tobacco Group PLC	173,545	8,019,971
Inmarsat PLC	77,144	590,047
InterContinental Hotel Group PLC	37,012	1,713,448
Intertek Group PLC	31,543	1,345,983
Intu Properties PLC	142,904	485,927
Investec PLC	112,186	792,445
ITV PLC	615,055	1,572,238
J Sainsbury PLC	280,901	911,350
Johnson Matthey PLC	37,039	1,514,805
Kingfisher PLC	387,264	1,643,083
Land Securities Group PLC	137,401	1,718,134
Legal & General Group PLC	1,066,774	3,152,362
Lloyds Banking Group PLC	11,558,282	9,480,128
London Stock Exchange Group PLC	55,559	2,216,314
Marks & Spencer Group PLC	314,831	1,334,446
Mediclinic International PLC	73,963	730,407
Meggitt PLC	125,249	658,457
Merlin Entertainments PLC	152,748	916,781
Mondi PLC	69,423	1,529,221
National Grid PLC	672,582	7,878,082
Next PLC	23,808	1,147,103
Old Mutual PLC	886,386	2,316,008
Pearson PLC	138,495	1,079,712
Persimmon PLC	59,322	1,439,556
Provident Financial PLC	25,593	877,341
Prudential PLC	464,583	9,003,042
Reckitt Benckiser Group PLC	114,318	9,809,128
RELX PLC	197,039	3,527,262
Rio Tinto PLC	222,637	9,863,486
Rolls-Royce Holdings PLC	332,466	2,800,238
Royal Bank of Scotland Group PLC (a)	618,198	1,731,860
Royal Dutch Shell PLC:
Class A (United Kingdom)	780,372	21,164,998
Class B (United Kingdom)	677,368	19,131,877
Royal Mail PLC	154,132	798,084
RSA Insurance Group PLC	194,426	1,402,712
Sage Group PLC	210,681	1,624,675
Schroders PLC	24,467	903,070
Scottish & Southern Energy PLC	176,085	3,310,157
Segro PLC	161,238	936,095
Severn Trent PLC	44,793	1,279,136
SKY PLC	187,468	2,360,706
Smith & Nephew PLC	164,286	2,457,664
Smiths Group PLC	76,521	1,444,914
St. James's Place Capital PLC	101,630	1,369,279
Standard Chartered PLC (United Kingdom) (a)	593,230	5,776,979
Standard Life PLC	333,509	1,450,399
Tate & Lyle PLC	80,427	678,393
Taylor Wimpey PLC	631,052	1,326,546
Tesco PLC (a)	1,475,495	3,624,646
The Weir Group PLC	41,220	1,039,688
Travis Perkins PLC	43,208	789,788
Unilever PLC	232,444	9,415,342
United Utilities Group PLC	129,083	1,489,083
Vodafone Group PLC	4,795,269	11,746,164
Whitbread PLC	35,620	1,758,791
William Hill PLC	152,040	495,189
WM Morrison Supermarkets PLC	429,876	1,276,791
Worldpay Group PLC	349,039	1,259,189

TOTAL UNITED KINGDOM		376,479,797

TOTAL COMMON STOCKS
(Cost $2,163,363,469)		2,252,519,448

Nonconvertible Preferred Stocks - 0.5%
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	9,685	725,051
Fuchs Petrolub AG	11,409	520,844
Henkel AG & Co. KGaA	32,003	3,893,474
Porsche Automobil Holding SE (Germany)	25,870	1,549,930
Volkswagen AG	34,058	5,290,571

TOTAL GERMANY		11,979,870

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	1,025,110	732,020
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $11,672,199)		12,711,890
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.49% to 0.54% 3/2/17 to 6/22/17(c)
(Cost $1,298,696)	1,300,000	1,298,659
	Shares	Value

Money Market Funds - 5.6%
Fidelity Cash Central Fund, 0.62%(d)	127,517,074	127,542,577
Fidelity Securities Lending Cash Central Fund 0.65% (d)(e)	8,582,468	8,584,185
TOTAL MONEY MARKET FUNDS
(Cost $136,125,909)		136,126,762
TOTAL INVESTMENT PORTFOLIO - 99.4%
(Cost $2,312,460,273)		2,402,656,759
NET OTHER ASSETS (LIABILITIES) - 0.6%(f)		14,538,888
NET ASSETS - 100%		$2,417,195,647

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
1,755 ICE E-mini MSCI EAFE Index Contracts (United States)	March 2017	151,667,100	$1,140,946

The face value of futures purchased as a percentage of Net Assets is 6.3%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,298,659.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

 (f) Includes cash collateral of $5,421,757 from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$104,420
Fidelity Securities Lending Cash Central Fund	21,120
Total	$125,540

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$280,221,466	$175,876,545	$104,344,921	$--
Consumer Staples	251,077,915	114,881,629	136,196,286	--
Energy	116,770,542	19,965,087	96,805,455	--
Financials	484,284,202	257,205,961	227,078,241	--
Health Care	239,155,992	71,183,023	167,972,969	--
Industrials	320,530,569	255,389,402	65,141,167	--
Information Technology	125,939,248	79,394,695	46,544,553	--
Materials	186,859,276	132,532,033	54,327,243	--
Real Estate	84,096,770	60,621,392	23,475,378	--
Telecommunication Services	102,106,196	20,904,828	81,201,368	--
Utilities	74,189,162	39,014,181	35,174,981	--
Government Obligations	1,298,659	--	1,298,659	--
Money Market Funds	136,126,762	136,126,762	--	--
Total Investments in Securities:	$2,402,656,759	$1,363,095,538	$1,039,561,221	$--
Derivative Instruments:
Assets
Futures Contracts	$1,140,946	$1,140,946	$--	$--
Total Assets	$1,140,946	$1,140,946	$--	$--
Total Derivative Instruments:	$1,140,946	$1,140,946	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$115,307,799
Level 2 to Level 1	$40,963,331

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

January 31, 2017, the cost of investment securities for income tax purposes was $2,313,497,305. Net unrealized appreciation aggregated $89,159,454, of which $165,685,345 related to appreciated investment securities and $76,525,891 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI International Minimum Volatility Index Fund

January 31, 2017

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® index funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

SV2-QTLY-0317
1.9866140.101

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
Australia - 0.5%
CSL Ltd.	7,624	$649,946
Healthscope Ltd.	6	10
Medibank Private Ltd.	5	10
Sonic Healthcare Ltd.	138,992	2,194,668
Telstra Corp. Ltd.	800,480	3,037,053
The GPT Group unit	4	14
Transurban Group unit	1	8

TOTAL AUSTRALIA		5,881,709

Bailiwick of Jersey - 0.4%
Randgold Resources Ltd.	61,001	5,192,479
Belgium - 0.9%
Colruyt NV	91,496	4,472,303
Proximus	66,064	1,894,512
UCB SA	67,269	4,627,148

TOTAL BELGIUM		10,993,963

Bermuda - 1.2%
Cheung Kong Infrastructure Holdings Ltd.	846,000	6,803,284
Cosco Shipping Ports Ltd.	584,000	580,338
Credicorp Ltd. (United States)	20,173	3,301,917
GOME Electrical Appliances Holdings Ltd.	49,000	6,098
Li & Fung Ltd.	18,000	7,805
Yue Yuen Industrial (Holdings) Ltd.	1,010,000	3,692,251

TOTAL BERMUDA		14,391,693

Canada - 12.5%
Agnico Eagle Mines Ltd. (Canada)	109,636	5,229,669
Bank of Montreal	153,657	11,623,023
Bank of Nova Scotia	154,745	9,247,240
BCE, Inc.	201,426	9,080,230
Canadian Imperial Bank of Commerce	120,868	10,292,706
Canadian Tire Ltd. Class A (non-vtg.)	23,992	2,551,587
Canadian Utilities Ltd. Class A (non-vtg.)	730	20,779
Dollarama, Inc.	8,397	635,946
Emera, Inc.	34,488	1,204,330
Empire Co. Ltd. Class A (non-vtg.)	63	787
Fairfax Financial Holdings Ltd. (sub. vtg.)	7,399	3,457,131
First Capital Realty, Inc.	137,544	2,188,020
Franco-Nevada Corp.	110,552	7,190,871
George Weston Ltd.	35,655	3,040,916
Gildan Activewear, Inc.	38,532	1,007,976
Goldcorp, Inc.	165,262	2,672,133
Great-West Lifeco, Inc.	93,946	2,574,536
H&R REIT/H&R Finance Trust	114,312	1,981,847
Hydro One Ltd.	243,222	4,495,285
Intact Financial Corp.	167,084	12,199,540
Jean Coutu Group, Inc. Class A (sub. vtg.)	63,637	1,000,097
Loblaw Companies Ltd.	42,025	2,208,715
Metro, Inc. Class A (sub. vtg.)	133,442	4,053,765
National Bank of Canada	17,336	748,329
RioCan (REIT)	93,595	1,870,821
Rogers Communications, Inc. Class B (non-vtg.)	107,710	4,672,607
Royal Bank of Canada	148,902	10,706,068
Shaw Communications, Inc. Class B	290,431	6,265,051
Smart(REIT)	89,431	2,200,638
TELUS Corp.	233,834	7,806,147
The Toronto-Dominion Bank	148,859	7,711,497
Thomson Reuters Corp.	189,293	8,485,272
TransCanada Corp.	21,654	1,021,586

TOTAL CANADA		149,445,145

Cayman Islands - 0.8%
China Huishan Dairy Holdings Co. Ltd.	5,565,000	2,077,929
China Medical System Holdings Ltd.	1,000	1,630
Fullshare Holdings Ltd.	2,025,000	853,167
Hengan International Group Co. Ltd.	347,500	2,845,070
Qinqin Foodstuffs Group Cayman Co. Ltd. (a)	63,500	20,082
Shenzhou International Group Holdings Ltd.	587,499	3,623,929
Sino Biopharmaceutical Ltd.	2,000	1,570

TOTAL CAYMAN ISLANDS		9,423,377

Chile - 0.8%
Aguas Andinas SA	3,569,951	1,938,229
Banco de Chile	32,287,057	3,848,610
Banco de Credito e Inversiones	30,001	1,542,387
Colbun SA	175	33
Compania de Petroleos de Chile SA (COPEC)	227	2,322
S.A.C.I. Falabella	291,905	2,366,025

TOTAL CHILE		9,697,606

China - 1.6%
Agricultural Bank of China Ltd. (H Shares)	4,370,000	1,825,444
Bank of China Ltd. (H Shares)	4,889,000	2,214,310
Beijing Capital International Airport Co. Ltd. (H Shares)	894,000	864,875
China Construction Bank Corp. (H Shares)	7,685,000	5,697,574
Industrial & Commercial Bank of China Ltd. (H Shares)	6,480,000	3,961,776
Jiangsu Expressway Co. Ltd. (H Shares)	1,574,000	1,971,289
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	1,916,000	1,253,387
Zhejiang Expressway Co. Ltd. (H Shares)	1,714,000	1,721,606

TOTAL CHINA		19,510,261

Colombia - 0.1%
Corporacion Financiera Colombiana SA	108,604	1,279,594
Czech Republic - 0.1%
Komercni Banka A/S	26,338	931,211
MONETA Money Bank A/S	171,715	566,644

TOTAL CZECH REPUBLIC		1,497,855

Denmark - 2.2%
Christian Hansen Holding A/S	39,011	2,378,564
Coloplast A/S Series B	33,525	2,403,922
Danske Bank A/S	18,034	600,309
DONG Energy A/S	113,570	4,298,166
DSV de Sammensluttede Vognmaend A/S	110,557	5,366,993
ISS Holdings A/S	140,713	4,998,580
Tryg A/S	133,800	2,554,232
William Demant Holding A/S (a)	163,501	3,057,136

TOTAL DENMARK		25,657,902

Egypt - 0.1%
Commercial International Bank SAE	280,933	1,135,444
Finland - 0.4%
Neste Oyj	80,873	2,816,376
Orion Oyj (B Shares)	46,735	2,175,423

TOTAL FINLAND		4,991,799

France - 1.8%
Aeroports de Paris	39,081	4,332,701
Atos Origin SA	8,911	947,417
BIC SA	9,989	1,305,297
Danone SA	26,065	1,633,982
Dassault Systemes SA	9,583	741,519
Essilor International SA	16,843	1,970,931
Eutelsat Communications	157	2,674
L'Oreal SA	26,954	4,898,454
Sanofi SA	14,828	1,191,823
SCOR SE	1	34
SEB SA	4,219	530,817
Sodexo SA	15,984	1,766,021
Thales SA	20,180	1,890,442

TOTAL FRANCE		21,212,112

Germany - 1.7%
Beiersdorf AG	7,034	622,187
Fresenius Medical Care AG & Co. KGaA	62,054	5,065,143
MAN SE	48,136	4,985,832
Merck KGaA	6,421	704,584
SAP AG	20,361	1,862,018
TUI AG	451,161	6,595,053

TOTAL GERMANY		19,834,817

Hong Kong - 7.0%
China Mobile Ltd.	551,500	6,205,823
CLP Holdings Ltd.	1,551,000	15,138,668
CSPC Pharmaceutical Group Ltd.	2,130,000	2,397,228
Guangdong Investment Ltd.	2,488,000	3,087,369
Hang Seng Bank Ltd.	731,900	14,918,303
HK Electric Investments & HK Electric Investments Ltd. unit	3,556,000	2,968,229
Hong Kong & China Gas Co. Ltd.	4,104,980	7,728,869
Link (REIT)	1,105,000	7,551,109
MTR Corp. Ltd.	2,003,753	10,179,377
Power Assets Holdings Ltd.	1,114,000	10,674,196
Sun Art Retail Group Ltd.	3,000	3,020
Sun Hung Kai Properties Ltd.	55,000	756,858
Swire Properties Ltd.	220,600	620,718
Techtronic Industries Co. Ltd.	336,000	1,162,093

TOTAL HONG KONG		83,391,860

India - 0.9%
Asian Paints Ltd.	308,894	4,441,138
Bharat Petroleum Corp. Ltd.	159,052	1,605,833
Divi's Laboratories Ltd.	87,354	905,821
GlaxoSmithKline Consumer Healthcare Ltd.	274	20,967
Hindustan Unilever Ltd.	127,591	1,616,550
Wipro Ltd.	239,244	1,625,723

TOTAL INDIA		10,216,032

Indonesia - 1.8%
PT AKR Corporindo Tbk	1,110,100	554,946
PT Bank Central Asia Tbk	4,251,200	4,871,250
PT Bank Rakyat Indonesia Tbk	2,441,600	2,144,000
PT Hanjaya Mandala Sampoerna Tbk	5,456,800	1,573,389
PT Indofood CBP Sukses Makmur Tbk	1,353,000	851,166
PT Indofood Sukses Makmur Tbk	3,288,600	1,951,856
PT Jasa Marga Tbk	2,788,977	881,444
PT Kalbe Farma Tbk	23,248,000	2,524,591
PT Telkomunikasi Indonesia Tbk Series B	9,189,900	2,664,013
PT Unilever Indonesia Tbk	613,400	1,892,685
PT United Tractors Tbk	4,900	8,018
PT Waskita Karya Persero Tbk	6,553,800	1,256,523

TOTAL INDONESIA		21,173,881

Ireland - 0.8%
Kerry Group PLC Class A	68,846	4,838,184
Paddy Power Betfair PLC (Ireland)	13,381	1,398,256
Ryanair Holdings PLC sponsored ADR (a)	41,093	3,437,840

TOTAL IRELAND		9,674,280

Israel - 1.5%
Azrieli Group	57,687	2,632,188
Bank Hapoalim BM (Reg.)	1,090,984	6,584,310
Bank Leumi le-Israel BM (a)	819,657	3,385,566
Bezeq The Israel Telecommunication Corp. Ltd.	713,828	1,246,034
Mizrahi Tefahot Bank Ltd.	189,852	2,919,638
NICE Systems Ltd.	9,295	649,741
Teva Pharmaceutical Industries Ltd. sponsored ADR	16,657	556,844

TOTAL ISRAEL		17,974,321

Italy - 0.9%
Snam Rete Gas SpA	2,770,871	10,528,867
Japan - 22.1%
ABC-MART, Inc.	44,900	2,608,662
Ajinomoto Co., Inc.	170,200	3,359,230
All Nippon Airways Ltd.	1,515,000	4,501,661
Asahi Group Holdings	77,000	2,707,378
Astellas Pharma, Inc.	573,200	7,693,360
Benesse Holdings, Inc.	90,900	2,644,642
Canon, Inc.	256,800	7,597,785
Chugai Pharmaceutical Co. Ltd.	59,600	1,741,918
Daiichi Sankyo Kabushiki Kaisha	125,300	2,801,522
Dainippon Sumitomo Pharma Co. Ltd.	97,400	1,642,455
Daito Trust Construction Co. Ltd.	5,300	741,183
Daiwa House REIT Investment Corp.	233	586,885
East Japan Railway Co.	30,100	2,727,154
Eisai Co. Ltd.	60,600	3,335,657
FamilyMart Co. Ltd.	99,300	6,296,944
Hankyu Hanshin Holdings, Inc.	20,900	708,945
Hisamitsu Pharmaceutical Co., Inc.	43,300	2,247,259
Idemitsu Kosan Co. Ltd.	54,600	1,690,081
Japan Airlines Co. Ltd.	162,200	5,174,426
Japan Prime Realty Investment Corp.	1,091	4,377,141
Japan Real Estate Investment Corp.	551	3,132,955
Japan Retail Fund Investment Corp.	2,950	6,312,284
Kajima Corp.	509,000	3,547,808
Kamigumi Co. Ltd.	97,000	943,282
Kao Corp.	26,200	1,295,497
Keihin Electric Express Railway Co. Ltd.	382,000	4,482,774
Kirin Holdings Co. Ltd.	36,000	589,213
Kyowa Hakko Kirin Co., Ltd.	78,300	1,054,772
Lawson, Inc. (b)	87,900	6,414,808
LINE Corp. (b)	50,300	1,614,892
McDonald's Holdings Co. (Japan) Ltd. (b)	90,600	2,382,352
Meiji Holdings Co. Ltd.	40,600	3,142,715
Miraca Holdings, Inc.	65,900	3,011,638
Mitsubishi Tanabe Pharma Corp.	304,900	6,100,160
Nagoya Railroad Co. Ltd.	912,000	4,490,940
New Hampshire Foods Ltd.	178,000	4,847,666
Nikon Corp.	41,100	664,312
Nippon Building Fund, Inc.	250	1,434,771
Nippon Prologis REIT, Inc.	2,057	4,299,460
Nippon Telegraph & Telephone Corp.	166,200	7,341,439
Nissin Food Holdings Co. Ltd.	79,400	4,191,161
Nitori Holdings Co. Ltd.	48,300	5,398,512
Nomura Real Estate Master Fund, Inc.	5,354	8,340,879
Nomura Research Institute Ltd.	67,914	2,321,743
NTT Data Corp.	69,600	3,513,595
NTT DOCOMO, Inc.	136,600	3,266,117
Obayashi Corp.	186,700	1,779,198
Oracle Corp. Japan	51,600	2,888,247
Oriental Land Co. Ltd.	45,500	2,493,211
Osaka Gas Co. Ltd.	1,176,000	4,402,579
Otsuka Corp.	71,000	3,653,441
Otsuka Holdings Co. Ltd.	289,600	13,334,783
Park24 Co. Ltd.	117,600	3,244,389
Recruit Holdings Co. Ltd.	199,900	8,754,809
Sankyo Co. Ltd. (Gunma)	61,400	2,052,830
Santen Pharmaceutical Co. Ltd.	153,400	1,923,784
Secom Co. Ltd.	69,700	5,040,919
Shimamura Co. Ltd.	15,700	2,056,532
Shionogi & Co. Ltd.	30,000	1,441,414
Showa Shell Sekiyu K.K.	69,100	677,475
Suntory Beverage & Food Ltd.	181,700	7,716,336
Taisei Corp.	100,000	710,300
Taisho Pharmaceutical Holdings Co. Ltd.	40,800	3,440,050
Takeda Pharmaceutical Co. Ltd.	187,100	7,828,008
Terumo Corp.	29,200	1,078,416
Tobu Railway Co. Ltd.	596,000	3,024,604
Toho Co. Ltd.	57,200	1,648,977
Tokyo Gas Co. Ltd.	2,000	8,853
TonenGeneral Sekiyu K.K.	262,000	3,083,854
Toray Industries, Inc.	183,000	1,584,455
Toyo Suisan Kaisha Ltd.	118,900	4,243,796
Tsuruha Holdings, Inc.	12,500	1,173,501
United Urban Investment Corp.	3,683	5,874,664
USS Co. Ltd.	51,800	908,828
West Japan Railway Co.	12,400	808,290
Yamada Denki Co. Ltd.	395,400	2,178,184
Yamato Holdings Co. Ltd.	200,800	4,053,880
Yamazaki Baking Co. Ltd.	71,400	1,435,462

TOTAL JAPAN		263,864,102

Korea (South) - 1.7%
Dongbu Insurance Co. Ltd.	35,267	1,809,844
E-Mart Co. Ltd.	3,815	672,474
Hyundai Department Store Co. Ltd.	6,198	517,740
Hyundai Fire & Marine Insurance Co. Ltd.	232	6,064
Hyundai Mobis	4,039	848,739
Kangwon Land, Inc.	29,066	825,312
Kia Motors Corp.	60,329	1,906,833
Korea Electric Power Corp.	29,296	1,079,869
KT Corp.	37,762	964,358
KT&G Corp.	41,935	3,659,551
S1 Corp.	25,918	1,892,704
Samsung Fire & Marine Insurance Co. Ltd.	8,897	2,078,170
Samsung Life Insurance Co. Ltd.	5,902	568,863
SK Telecom Co. Ltd.	19,368	3,750,376

TOTAL KOREA (SOUTH)		20,580,897

Luxembourg - 0.3%
RTL Group SA	26,206	1,996,381
SES SA (France) (depositary receipt)	84,438	1,641,626

TOTAL LUXEMBOURG		3,638,007

Malaysia - 1.8%
Axiata Group Bhd	3,658	3,906
Hong Leong Bank Bhd	878,500	2,613,981
IHH Healthcare Bhd	1,453,200	2,066,861
Malayan Banking Bhd	2,769,427	5,139,336
Maxis Bhd	6,200	8,608
PPB Group Bhd	171,400	629,183
Public Bank Bhd	1,707,500	7,748,222
Telekom Malaysia Bhd	1,082,300	1,453,818
Tenaga Nasional Bhd	384,400	1,162,876

TOTAL MALAYSIA		20,826,791

Mexico - 0.1%
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	67,500	522,981
Multi-National - 0.4%
HKT Trust/HKT Ltd. unit	3,578,000	4,998,166
Netherlands - 0.2%
Koninklijke Ahold Delhaize NV	99,653	2,118,698
NN Group NV	1	35
QIAGEN NV (Germany) (a)	23,603	679,919

TOTAL NETHERLANDS		2,798,652

New Zealand - 0.4%
Auckland International Airport Ltd.	209,405	1,050,901
Meridian Energy Ltd.	380,870	734,939
Ryman Healthcare Group Ltd.	357,207	2,282,741
Spark New Zealand Ltd.	316,242	814,414

TOTAL NEW ZEALAND		4,882,995

Philippines - 0.9%
Aboitiz Equity Ventures, Inc.	480,110	718,046
Aboitiz Power Corp.	1,989,900	1,690,310
Bank of the Philippine Islands (BPI)	990,770	1,786,914
BDO Unibank, Inc.	1,854,931	4,204,254
Jollibee Food Corp.	185,060	765,876
Metro Pacific Investments Corp.	4,317,800	592,747
Universal Robina Corp.	237,070	777,834

TOTAL PHILIPPINES		10,535,981

Poland - 0.0%
Grupa Lotos SA (a)	206	1,937
Qatar - 0.6%
Doha Bank (a)	176,716	1,759,322
Qatar Electricity & Water Co. (a)	27,746	1,761,010
Qatar National Bank SAQ	54,446	2,432,848
The Commercial Bank of Qatar (a)	165,414	1,485,530

TOTAL QATAR		7,438,710

Singapore - 2.4%
CapitaMall Trust	450,000	619,434
DBS Group Holdings Ltd.	140,419	1,890,055
Oversea-Chinese Banking Corp. Ltd.	437,820	2,917,040
Singapore Airlines Ltd.	726,600	5,104,012
Singapore Airport Terminal Service Ltd.	917,600	3,437,704
Singapore Press Holdings Ltd.	2,079,700	5,090,975
Singapore Telecommunications Ltd.	2,508,800	6,889,031
StarHub Ltd.	560,600	1,181,383
United Overseas Bank Ltd.	72,263	1,072,652

TOTAL SINGAPORE		28,202,286

South Africa - 0.0%
Fortress Income Fund Ltd. Class A	14	18
Sweden - 0.1%
Swedish Match Co. AB	18,384	598,151
Switzerland - 9.5%
Baloise Holdings AG	25,661	3,293,363
Barry Callebaut AG	2,587	3,189,470
Givaudan SA	1,650	2,966,348
Kuehne & Nagel International AG	42,502	5,789,773
Lindt & Spruengli AG	80	5,186,600
Lindt & Spruengli AG (participation certificate)	1,217	6,739,589
Nestle SA	221,080	16,197,325
Novartis AG	176,763	13,049,978
Roche Holding AG (participation certificate)	67,693	16,039,749
Schindler Holding AG (Reg.)	4,097	770,089
SGS SA (Reg.)	1,048	2,215,569
Sonova Holding AG Class B	71,586	9,433,393
Swiss Life Holding AG	4,081	1,233,517
Swiss Prime Site AG	77,080	6,410,676
Swiss Re Ltd.	67,315	6,265,183
Swisscom AG	27,837	12,236,971
Syngenta AG (Switzerland)	5,116	2,174,369

TOTAL SWITZERLAND		113,191,962

Taiwan - 7.8%
Asia Cement Corp.	8,000	6,861
ASUSTeK Computer, Inc.	450,000	3,938,699
Chang Hwa Commercial Bank	6,528,230	3,631,387
Chicony Electronics Co. Ltd.	674,627	1,594,075
China Airlines Ltd.	3,341,000	1,006,890
Chinatrust Financial Holding Co. Ltd.	1,331,700	759,983
Chunghwa Telecom Co. Ltd.	5,133,000	16,825,782
E.SUN Financial Holdings Co. Ltd.	1,373,800	812,639
EVA Airways Corp.	2,757,300	1,334,869
Far EasTone Telecommunications Co. Ltd.	2,160,000	5,152,338
First Financial Holding Co. Ltd.	13,015,197	7,281,550
Formosa Petrochemical Corp.	211,000	720,460
Formosa Taffeta Co. Ltd.	920,000	887,834
Foxconn Technology Co. Ltd.	607	1,711
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,047,300	2,810,439
Hua Nan Financial Holdings Co. Ltd.	9,397,630	4,956,349
Lite-On Technology Corp.	1,541,428	2,332,614
Mega Financial Holding Co. Ltd.	9,026,789	6,743,213
President Chain Store Corp.	284,000	2,126,096
Siliconware Precision Industries Co. Ltd.	2,458,000	3,762,667
Sinopac Holdings Co.	5,586,944	1,651,516
Standard Foods Corp.	332,334	818,302
Synnex Technology International Corp.	907,750	948,771
Taishin Financial Holdings Co. Ltd.	1,848,800	699,439
Taishin Financial Holdings Co. Ltd. rights 12/20/16 (a)	62,885	0
Taiwan Business Bank	5,267,354	1,379,724
Taiwan Cement Corp.	5,000	5,675
Taiwan Cooperative Financial Holding Co. Ltd.	10,276,315	4,711,412
Taiwan Mobile Co. Ltd.	2,179,000	7,300,476
Taiwan Semiconductor Manufacturing Co. Ltd.	1,327,000	7,946,831
Transcend Information, Inc.	226,000	619,516

TOTAL TAIWAN		92,768,118

Thailand - 1.6%
Advanced Info Service PCL (For. Reg.)	236,100	1,069,284
Bangkok Bank PCL (For. Reg.)	354,900	1,834,775
Bangkok Dusit Medical Services PCL (For. Reg.)	2,216,400	1,401,526
BEC World PCL (For. Reg.)	14,100	7,109
BTS Group Holdings PCL	8,185,000	1,946,728
Bumrungrad Hospital PCL (For. Reg.)	180,000	917,753
C.P. ALL PCL (For. Reg.)	469,900	809,769
Delta Electronics PCL (For. Reg.)	330,400	807,001
Electricity Generating PCL (For. Reg.)	190,100	1,093,789
Energy Absolute PCL	4,600	3,734
Kasikornbank PCL	14,000	74,770
Kasikornbank PCL (For. Reg.)	414,100	2,211,600
KCE Electronics PCL	279,500	867,778
Krung Thai Bank PCL (For. Reg.)	4,401,800	2,382,232
PTT PCL (For. Reg.)	1,600	18,412
Siam Cement PCL (For. Reg.)	231,100	3,317,650
TMB PCL (For. Reg.)	8,432,900	562,073

TOTAL THAILAND		19,325,983

United Arab Emirates - 0.6%
DP World Ltd.	55,699	1,052,711
Dubai Islamic Bank Pakistan Ltd. (a)	427,729	692,910
Emirates Telecommunications Corp.	465,762	2,269,907
First Gulf Bank PJSC	190,768	672,614
National Bank of Abu Dhabi PJSC (a)	872,463	2,470,423

TOTAL UNITED ARAB EMIRATES		7,158,565

United Kingdom - 11.0%
Admiral Group PLC	171,858	3,839,665
AstraZeneca PLC (United Kingdom)	125,085	6,638,141
Auto Trader Group PLC	117,124	589,368
Babcock International Group PLC	45,677	513,133
BP PLC	2,323	13,874
British American Tobacco PLC (United Kingdom)	119,684	7,387,846
Bunzl PLC	106,793	2,806,479
Carnival PLC	11,238	601,220
Centrica PLC	1	3
Compass Group PLC	658,009	11,710,622
Diageo PLC	335,897	9,330,502
Direct Line Insurance Group PLC	179,793	802,938
Fresnillo PLC	1	18
GlaxoSmithKline PLC	413,693	7,994,617
HSBC Holdings PLC (United Kingdom)	266,123	2,270,276
Imperial Tobacco Group PLC	146,598	6,774,679
Kingfisher PLC	1,457,757	6,184,968
Merlin Entertainments PLC	395,523	2,373,897
National Grid PLC	1,175,397	13,767,650
Reckitt Benckiser Group PLC	173,357	14,875,006
RELX PLC	328,428	5,879,301
Royal Mail PLC	1,216,661	6,299,783
Scottish & Southern Energy PLC	315,552	5,931,946
Severn Trent PLC	62,210	1,776,506
Smith & Nephew PLC	163,441	2,445,023
Tate & Lyle PLC	464,962	3,921,903
Unilever PLC	87,730	3,553,578
United Utilities Group PLC	126,650	1,461,017
Vodafone Group PLC	581,367	1,424,077

TOTAL UNITED KINGDOM		131,168,036

TOTAL COMMON STOCKS
(Cost $1,155,009,155)		1,185,607,335

Nonconvertible Preferred Stocks - 0.0%
Colombia - 0.0%
Grupo Aval Acciones y Valores SA
(Cost $26)	82	34
	Principal Amount	Value

Government Obligations - 0.0%
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.46% 3/30/17 (Cost $499,637)(c)	500,000	499,632
	Shares	Value

Money Market Funds - 1.0%
Fidelity Cash Central Fund, 0.62% (d)	1,592,279	1,592,598
Fidelity Securities Lending Cash Central Fund 0.65% (d)(e)	10,603,479	10,605,600
TOTAL MONEY MARKET FUNDS
(Cost $12,198,003)		12,198,198
TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $1,167,706,821)		1,198,305,199
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(6,060,645)
NET ASSETS - 100%		$1,192,244,554

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
44 ICE E-mini MSCI EAFE Index Contracts (United States)	March 2017	3,802,480	$55,691
43 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	March 2017	1,967,465	67,801
4 TME S&P/TSX 60 Index Contracts (Canada)	March 2017	557,864	583
TOTAL FUTURES CONTRACTS			$124,075

The face value of futures purchased as a percentage of Net Assets is 0.5%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $379,720.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,203
Fidelity Securities Lending Cash Central Fund	25,762
Total	$27,965

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$92,007,756	$65,018,770	$26,988,986	$--
Consumer Staples	176,402,367	118,478,027	57,924,340	--
Energy	22,192,829	22,178,955	13,874	--
Financials	240,667,367	207,309,227	33,358,140	--
Health Care	153,306,702	86,481,185	66,825,517	--
Industrials	140,663,143	125,345,658	15,317,485	--
Information Technology	53,635,591	30,840,567	22,795,024	--
Materials	37,160,230	29,793,382	7,366,848	--
Real Estate	62,785,730	53,003,878	9,781,852	--
Telecommunication Services	113,556,870	66,830,042	46,726,828	--
Utilities	93,228,784	27,128,573	66,100,211	--
Government Obligations	499,632	--	499,632	--
Money Market Funds	12,198,198	12,198,198	--	--
Total Investments in Securities:	$1,198,305,199	$844,606,462	$353,698,737	$--
Derivative Instruments:
Assets
Futures Contracts	$124,075	$124,075	$--	$--
Total Assets	$124,075	$124,075	$--	$--
Total Derivative Instruments:	$124,075	$124,075	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$131,104,790
Level 2 to Level 1	$5,626,872

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $1,176,871,883. Net unrealized appreciation aggregated $21,433,316, of which $78,412,643 related to appreciated investment securities and $56,979,327 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI Emerging Markets Index Fund

January 31, 2017

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® index funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

SV6-QTLY-0317
1.9867762.101

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.6%
	Shares	Value
Bermuda - 0.9%
Alibaba Health Information Technology Ltd. (a)	1,610,000	$746,270
Alibaba Pictures Group Ltd. (a)	5,590,000	939,138
Beijing Enterprises Water Group Ltd.	2,200,000	1,525,878
Brilliance China Automotive Holdings Ltd.	1,524,000	2,146,921
China Gas Holdings Ltd.	898,000	1,299,992
China Resource Gas Group Ltd.	460,000	1,453,772
Cosco Shipping Ports Ltd.	804,000	798,959
Credicorp Ltd. (United States)	33,995	5,564,302
GOME Electrical Appliances Holdings Ltd.	5,947,000	740,141
Haier Electronics Group Co. Ltd.	619,000	1,088,825
HengTen Networks Group Ltd. (a)	10,864,000	307,575
Kunlun Energy Co. Ltd.	1,656,000	1,315,195
Nine Dragons Paper (Holdings) Ltd.	804,000	925,352

TOTAL BERMUDA		18,852,320

Brazil - 4.6%
AES Tiete Energia SA unit	95,335	439,901
Ambev SA	2,309,998	12,608,919
Banco Bradesco SA	443,900	4,527,608
Banco do Brasil SA	432,105	4,266,062
Banco Santander SA (Brasil) unit	208,700	2,073,688
BB Seguridade Participacoes SA	352,558	3,122,685
BM&F BOVESPA SA	879,031	5,157,971
BR Malls Participacoes SA	301,410	1,403,219
Brasil Foods SA	306,869	4,329,725
CCR SA	445,212	2,191,374
Centrais Eletricas Brasileiras SA (Electrobras) (a)	112,700	744,991
Cetip SA - Mercados Organizado	113,500	1,694,702
Cielo SA	512,826	4,311,117
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	172,600	1,717,181
Companhia Siderurgica Nacional SA (CSN) (a)	307,300	1,126,373
Cosan SA Industria e Comercio	60,100	768,058
CPFL Energia SA	100,248	805,840
Drogasil SA	116,600	2,423,693
Duratex SA	153,189	366,553
EDP Energias do Brasil SA	149,330	665,827
Embraer SA	336,600	1,922,757
ENGIE Brasil Energia SA	89,696	1,019,046
Equatorial Energia SA	100,800	1,858,551
Fibria Celulose SA	125,600	1,170,662
Hypermarcas SA	177,700	1,576,185
JBS SA	359,700	1,358,392
Klabin SA unit	280,100	1,443,567
Kroton Educacional SA	695,882	2,983,519
Localiza Rent A Car SA	78,200	914,497
Lojas Americanas SA	91,380	381,342
Lojas Renner SA	324,791	2,461,366
M. Dias Branco SA	16,700	656,743
Multiplan Empreendimentos Imobiliarios SA	43,000	852,194
Multiplan Empreendimentos Imobiliarios SA rights 2/13/17 (a)	2,146	3,037
Natura Cosmeticos SA	84,900	680,849
Odontoprev SA	130,700	464,964
Petroleo Brasileiro SA - Petrobras (ON) (a)	1,428,465	7,339,294
Porto Seguro SA	55,700	464,535
Qualicorp SA	109,800	718,155
Rumo Logistica Operadora Multimodal SA (a)	395,400	941,100
Sul America SA unit	85,600	505,000
TIM Participacoes SA	442,400	1,256,539
Ultrapar Participacoes SA	182,169	3,824,792
Vale SA	602,471	6,152,619
Vale SA sponsored ADR (b)	62,000	631,160
Weg SA	287,600	1,452,101

TOTAL BRAZIL		97,778,453

Cayman Islands - 11.5%
3SBio, Inc. (a)	498,500	486,765
58.com, Inc. ADR (a)(b)	40,051	1,168,688
AAC Technology Holdings, Inc.	371,433	3,814,503
Alibaba Group Holding Ltd. sponsored ADR (a)(b)	567,999	57,543,979
Anta Sports Products Ltd.	505,000	1,607,341
Baidu.com, Inc. sponsored ADR (a)	137,649	24,098,210
Belle International Holdings Ltd.	3,198,000	1,949,325
Casetek Holdings	67,000	205,787
Chailease Holding Co. Ltd.	505,000	906,686
China Conch Venture Holdings Ltd.	747,500	1,435,175
China Huishan Dairy Holdings Co. Ltd.	1,990,000	743,051
China Medical System Holdings Ltd.	672,000	1,095,047
China Mengniu Dairy Co. Ltd.	1,383,000	2,581,572
China Resources Land Ltd.	1,398,812	3,460,037
China State Construction International Holdings Ltd.	910,000	1,478,708
Country Garden Holdings Co. Ltd.	2,804,000	1,607,851
Ctrip.com International Ltd. ADR (a)(b)	189,762	8,199,616
ENN Energy Holdings Ltd.	384,043	1,893,314
Evergrande Real Estate Group Ltd.	2,086,000	1,453,045
Fullshare Holdings Ltd.	3,425,000	1,443,011
GCL-Poly Energy Holdings Ltd.	6,404,000	827,636
Geely Automobile Holdings Ltd.	2,665,517	3,150,438
Haitian International Holdings Ltd.	314,000	638,750
Hengan International Group Co. Ltd.	368,500	3,017,002
JD.com, Inc. sponsored ADR (a)(b)	339,625	9,645,350
Kingsoft Corp. Ltd.	385,000	806,029
Longfor Properties Co. Ltd.	718,000	1,033,690
NetEase, Inc. ADR	40,044	10,167,172
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	67,130	3,192,032
Qunar Cayman Islands Ltd. sponsored ADR (a)(b)	17,513	532,921
Semiconductor Manufacturing International Corp. (a)	1,380,900	1,893,567
Shenzhou International Group Holdings Ltd.	283,000	1,745,657
Shimao Property Holdings Ltd.	591,500	792,415
SINA Corp.	28,737	2,003,544
Sino Biopharmaceutical Ltd.	2,253,000	1,768,330
SOHO China Ltd.	1,023,500	517,794
Sunac China Holdings Ltd.	949,000	843,034
Sunny Optical Technology Group Co. Ltd.	360,000	2,109,423
TAL Education Group ADR (a)(b)	21,684	1,756,187
Tencent Holdings Ltd.	2,873,400	75,126,145
Tingyi (Cayman Islands) Holding Corp.	966,000	1,098,077
Vipshop Holdings Ltd. ADR (a)	203,627	2,305,058
Want Want China Holdings Ltd.	2,893,418	2,064,324
Weibo Corp. sponsored ADR (a)(b)	15,764	760,140
YY, Inc. ADR (a)(b)	14,416	592,209
Zhen Ding Technology Holding Ltd.	198,000	415,165

TOTAL CAYMAN ISLANDS		245,973,800

Chile - 1.1%
AES Gener SA	1,447,307	504,323
Aguas Andinas SA	1,286,903	698,697
Banco de Chile	12,451,834	1,484,256
Banco de Credito e Inversiones	18,239	937,688
Banco Santander Chile	33,430,854	1,809,233
Cencosud SA	722,027	2,104,045
Colbun SA	3,883,917	739,566
Compania Cervecerias Unidas SA	72,764	823,905
Compania de Petroleos de Chile SA (COPEC)	230,355	2,356,559
CorpBanca SA	75,639,825	619,393
Empresa Nacional de Electricidad SA	1,812,726	1,166,243
Empresa Nacional de Telecomunicaciones SA (ENTEL) (a)	74,309	803,957
Empresas CMPC SA	637,525	1,372,314
Enel Chile SA	9,664,891	931,358
Enersis SA	14,571,864	2,606,231
LATAM Airlines Group SA (a)	152,146	1,406,103
S.A.C.I. Falabella	307,860	2,495,348

TOTAL CHILE		22,859,219

China - 10.1%
Agricultural Bank of China Ltd. (H Shares)	12,461,297	5,205,356
Air China Ltd. (H Shares)	898,000	642,545
Aluminum Corp. of China Ltd. (H Shares) (a)	1,942,000	1,003,062
Anhui Conch Cement Co. Ltd. (H Shares)	658,500	2,119,031
AviChina Industry & Technology Co. Ltd. (H Shares)	1,044,000	766,366
Bank Communications Co. Ltd. (H Shares)	4,392,176	3,230,634
Bank of China Ltd. (H Shares)	40,252,464	18,231,013
Beijing Capital International Airport Co. Ltd. (H Shares)	740,000	715,892
BYD Co. Ltd. (H Shares) (b)	323,500	1,789,560
CGN Power Co. Ltd. (H Shares)	5,459,447	1,539,466
China Cinda Asset Management Co. Ltd. (H Shares)	4,450,000	1,541,638
China CITIC Bank Corp. Ltd. (H Shares)	4,497,051	2,957,746
China Coal Energy Co. Ltd. (H Shares) (a)	1,010,000	526,694
China Communications Construction Co. Ltd. (H Shares)	2,233,000	2,687,614
China Communications Services Corp. Ltd. (H Shares)	1,176,000	799,412
China Construction Bank Corp. (H Shares)	42,619,000	31,597,256
China Everbright Bank Co. Ltd. (H Shares)	1,521,000	732,121
China Galaxy Securities Co. Ltd. (H Shares)	1,505,500	1,397,596
China Huarong Asset Management Co. Ltd. (a)	2,465,000	934,419
China Life Insurance Co. Ltd. (H Shares)	3,778,747	10,408,890
China Longyuan Power Grid Corp. Ltd. (H Shares)	1,659,000	1,355,103
China Merchants Bank Co. Ltd. (H Shares)	1,999,421	5,007,278
China Minsheng Banking Corp. Ltd. (H Shares)	2,957,551	3,254,850
China National Building Materials Co. Ltd. (H Shares)	1,418,000	829,284
China Oilfield Services Ltd. (H Shares)	892,000	951,522
China Pacific Insurance (Group) Co. Ltd. (H Shares)	1,324,928	4,706,157
China Petroleum & Chemical Corp. (H Shares)	12,974,704	10,249,070
China Railway Construction Corp. Ltd. (H Shares)	1,000,000	1,387,504
China Railway Group Ltd. (H Shares)	2,024,000	1,771,634
China Shenhua Energy Co. Ltd. (H Shares)	1,711,602	3,617,144
China Southern Airlines Ltd. (H Shares)	894,000	512,028
China Telecom Corp. Ltd. (H Shares)	6,957,689	3,284,993
China Vanke Co. Ltd. (H Shares)	662,400	1,680,351
Chongqing Changan Automobile Co. Ltd. (B Shares)	422,200	598,564
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	1,236,646	753,033
CITIC Securities Co. Ltd. (H Shares)	1,108,000	2,254,706
CRRC Corp. Ltd. (H Shares)	2,102,000	2,045,507
Dongfeng Motor Group Co. Ltd. (H Shares)	1,372,000	1,454,510
Fuyao Glass Industries Group Co. Ltd.	236,400	698,730
GF Securities Co. Ltd. (H Shares)	701,828	1,500,450
Great Wall Motor Co. Ltd. (H Shares)	1,564,000	1,567,101
Guangzhou Automobile Group Co. Ltd. (H Shares)	1,058,000	1,442,915
Guangzhou R&F Properties Co. Ltd. (H Shares)	474,800	608,975
Haitong Securities Co. Ltd. (H Shares)	1,546,800	2,775,172
Huaneng Power International, Inc. (H Shares)	2,172,186	1,409,098
Huaneng Renewables Corp. Ltd. (H Shares)	1,960,000	608,263
Huatai Securities Co. Ltd. (H Shares)	740,800	1,428,681
Industrial & Commercial Bank of China Ltd. (H Shares)	37,330,000	22,823,008
Jiangsu Expressway Co. Ltd. (H Shares)	602,000	753,949
Jiangxi Copper Co. Ltd. (H Shares)	615,000	1,062,065
New China Life Insurance Co. Ltd. (H Shares)	391,400	1,888,485
People's Insurance Co. of China Group (H Shares)	3,537,552	1,377,958
PetroChina Co. Ltd. (H Shares)	10,720,790	8,516,929
PICC Property & Casualty Co. Ltd. (H Shares)	2,316,379	3,501,553
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	2,645,541	13,571,040
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	928,000	607,068
Shanghai Electric Group Co. Ltd. (H Shares) (a)	1,390,000	632,595
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	198,500	658,539
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	475,245	685,303
Shanghai Pharma Holding Co. Ltd. (H Shares)	339,209	863,884
Sinopec Engineering Group Co. Ltd. (H Shares)	611,000	496,200
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	1,894,000	1,172,789
Sinopharm Group Co. Ltd. (H Shares)	604,800	2,763,885
Sinotrans Ltd. (H Shares)	1,003,000	418,209
TravelSky Technology Ltd. (H Shares)	459,000	1,031,010
Tsingtao Brewery Co. Ltd. (H Shares)	178,000	710,755
Weichai Power Co. Ltd. (H Shares)	478,000	847,020
Yanzhou Coal Mining Co. Ltd. (H Shares)	916,000	717,552
Zhejiang Expressway Co. Ltd. (H Shares)	706,000	709,133
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	277,327	1,580,079
Zijin Mng Group Co. Ltd. (H Shares)	2,824,000	966,267
ZTE Corp. (H Shares)	371,800	578,069

TOTAL CHINA		215,512,278

Colombia - 0.3%
Cementos Argos SA	227,005	904,993
Corporacion Financiera Colombiana SA	42,853	504,903
Ecopetrol SA (a)	2,649,919	1,245,795
Grupo de Inversiones Suramerica SA	122,390	1,632,006
Interconexion Electrica SA ESP	190,711	688,574
Inversiones Argos SA	143,035	946,801

TOTAL COLOMBIA		5,923,072

Czech Republic - 0.2%
Ceske Energeticke Zavody A/S	83,004	1,422,253
Komercni Banka A/S	38,677	1,367,470
MONETA Money Bank A/S	201,168	663,836
Telefonica Czech Rep A/S	30,489	315,475

TOTAL CZECH REPUBLIC		3,769,034

Egypt - 0.1%
Commercial International Bank SAE	526,479	2,127,864
Global Telecom Holding (a)	1,290,372	480,740
Talaat Moustafa Group Holding	457,411	204,688

TOTAL EGYPT		2,813,292

Greece - 0.3%
Alpha Bank AE (a)	709,460	1,256,014
EFG Eurobank Ergasias SA (a)	914,529	555,320
Ff Group (a)	16,473	315,108
Greek Organization of Football Prognostics SA	120,453	1,066,238
Hellenic Telecommunications Organization SA	120,555	1,097,073
Jumbo SA	50,223	704,804
National Bank of Greece SA (a)	2,701,282	646,409
Piraeus Bank SA (a)	3,223,757	615,968
Titan Cement Co. SA (Reg.)	22,767	511,447

TOTAL GREECE		6,768,381

Hong Kong - 3.9%
Beijing Enterprises Holdings Ltd.	256,927	1,280,744
China Everbright International Ltd.	1,253,000	1,519,645
China Everbright Ltd.	512,000	977,526
China Jinmao Holdings Group Ltd.	1,838,000	539,497
China Merchants Holdings International Co. Ltd.	660,557	1,765,893
China Mobile Ltd.	3,109,571	34,990,840
China Overseas Land and Investment Ltd.	1,933,202	5,676,755
China Power International Development Ltd.	1,629,000	587,054
China Resources Beer Holdings Co. Ltd. (a)	824,144	1,673,930
China Resources Power Holdings Co. Ltd.	991,940	1,703,645
China Taiping Insurance Group Ltd. (a)	819,455	1,795,192
China Unicom Ltd.	3,008,814	3,551,369
CITIC Pacific Ltd.	2,202,941	3,265,857
CNOOC Ltd.	9,081,584	11,340,668
CSPC Pharmaceutical Group Ltd.	2,145,963	2,415,194
Far East Horizon Ltd.	972,000	886,103
Fosun International Ltd.	1,313,754	1,993,929
Guangdong Investment Ltd.	1,425,126	1,768,445
Lenovo Group Ltd.	3,680,000	2,410,466
Shanghai Industrial Holdings Ltd.	240,241	646,557
Sino-Ocean Group Holding Ltd.	1,479,500	637,179
Sun Art Retail Group Ltd.	1,174,000	1,181,798

TOTAL HONG KONG		82,608,286

Hungary - 0.3%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	18,479	1,303,144
OTP Bank PLC	120,543	3,704,637
Richter Gedeon PLC	72,134	1,553,203

TOTAL HUNGARY		6,560,984

India - 8.1%
ACC Ltd.	22,208	464,949
Adani Ports & Special Economic Zone	419,619	1,823,228
Ambuja Cements Ltd.	293,284	994,989
Apollo Hospitals Enterprise Ltd.	37,653	685,997
Ashok Leyland Ltd. (a)	560,264	753,076
Asian Paints Ltd.	145,827	2,096,634
Aurobindo Pharma Ltd.	135,135	1,364,660
Axis Bank Ltd.	841,018	5,804,849
Bajaj Auto Ltd.	42,487	1,783,082
Bajaj Finance Ltd.	79,536	1,221,519
Bajaj Finserv Ltd.	18,794	903,540
Bharat Forge Ltd.	51,568	711,824
Bharat Heavy Electricals Ltd.	289,137	586,925
Bharat Petroleum Corp. Ltd.	255,150	2,576,065
Bharti Airtel Ltd.	504,766	2,603,266
Bharti Infratel Ltd.	286,876	1,248,377
Bosch Ltd. (a)	3,831	1,255,764
Cadila Healthcare Ltd.	100,768	523,206
Cairn India Ltd.	221,496	907,112
Cipla Ltd. (a)	176,224	1,501,747
Coal India Ltd.	350,986	1,607,419
Container Corp. of India Ltd.	16,308	286,341
Dabur India Ltd.	260,105	1,063,304
Divi's Laboratories Ltd.	39,207	406,559
Dr. Reddy's Laboratories Ltd. (a)	51,689	2,326,615
Dr. Reddy's Laboratories Ltd. sponsored ADR (b)	6,000	271,200
Eicher Motors Ltd.	6,734	2,296,876
GAIL India Ltd.	156,064	1,082,150
Glenmark Pharmaceuticals Ltd. (a)	76,790	1,016,644
Godrej Consumer Products Ltd.	60,508	1,416,334
Havells India Ltd.	123,006	765,292
HCL Technologies Ltd.	284,414	3,417,054
Hero Motocorp Ltd.	27,385	1,286,748
Hindalco Industries Ltd. (a)	566,502	1,593,824
Hindustan Petroleum Corp. Ltd.	205,684	1,588,289
Hindustan Unilever Ltd.	326,499	4,136,670
Housing Development Finance Corp. Ltd.	763,940	15,454,750
ICICI Bank Ltd.	557,606	2,225,663
Idea Cellular Ltd. (a)	620,306	1,011,563
IDFC Bank Ltd. (a)	668,220	593,347
Indiabulls Housing Finance Ltd.	149,821	1,665,750
Infosys Ltd.	917,139	12,605,825
Infosys Ltd. sponsored ADR	16,000	220,320
ITC Ltd.	1,703,517	6,512,297
JSW Steel Ltd. (a)	416,370	1,222,006
Larsen & Toubro Ltd.	160,579	3,439,789
LIC Housing Finance Ltd.	159,951	1,311,425
Lupin Ltd.	112,157	2,443,150
Mahindra & Mahindra Financial Services Ltd. (a)	137,141	542,551
Mahindra & Mahindra Ltd.	187,821	3,449,853
Marico Ltd.	222,257	846,858
Maruti Suzuki India Ltd.	53,166	4,641,542
Motherson Sumi Systems Ltd.	207,263	1,018,740
Nestle India Ltd.	11,388	987,053
NTPC Ltd.	836,846	2,136,272
Oil & Natural Gas Corp. Ltd.	647,374	1,942,170
Piramal Enterprises Ltd.	38,216	955,301
Power Finance Corp. Ltd.	311,919	601,292
Reliance Industries Ltd.	659,446	10,208,886
Shree Cement Ltd.	4,116	942,269
Shriram Transport Finance Co. Ltd.	72,583	1,026,418
Siemens India Ltd.	35,070	595,590
State Bank of India	781,542	3,013,767
Sun Pharmaceutical Industries Ltd.	485,139	4,537,736
Tata Consultancy Services Ltd.	240,455	7,941,444
Tata Motors Ltd. (a)	797,455	6,183,923
Tata Motors Ltd. Class A	209,599	1,033,637
Tata Power Co. Ltd.	545,687	644,980
Tata Steel Ltd. (a)	148,177	1,016,268
Tech Mahindra Ltd.	114,784	768,797
Titan Co. Ltd.	152,915	820,009
Ultratech Cemco Ltd. (a)	46,743	2,557,797
United Spirits Ltd. (a)	32,188	1,038,607
UPL Ltd. (a)	180,009	1,932,334
Vedanta Ltd. (a)	523,999	1,964,366
Wipro Ltd.	307,490	2,089,472
Yes Bank Ltd. (a)	157,373	3,253,984
Zee Entertainment Enterprises Ltd.	292,378	2,118,295

TOTAL INDIA		173,888,224

Indonesia - 2.4%
PT Adaro Energy Tbk	7,083,900	899,248
PT AKR Corporindo Tbk	883,800	441,817
PT Astra International Tbk	10,182,159	6,062,398
PT Bank Central Asia Tbk	6,203,970	7,108,837
PT Bank Danamon Indonesia Tbk Series A	1,650,700	514,279
PT Bank Mandiri (Persero) Tbk	4,701,099	3,837,632
PT Bank Negara Indonesia (Persero) Tbk	3,797,700	1,621,186
PT Bank Rakyat Indonesia Tbk	5,594,461	4,912,567
PT Bumi Serpong Damai Tbk	3,789,300	519,335
PT Charoen Pokphand Indonesia Tbk	3,631,600	843,135
PT Gudang Garam Tbk	236,800	1,095,106
PT Hanjaya Mandala Sampoerna Tbk	4,712,700	1,358,839
PT Indocement Tunggal Prakarsa Tbk	725,100	815,924
PT Indofood CBP Sukses Makmur Tbk	1,147,900	722,139
PT Indofood Sukses Makmur Tbk	2,353,000	1,396,557
PT Jasa Marga Tbk	1,128,197	356,562
PT Kalbe Farma Tbk	11,072,300	1,202,384
PT Lippo Karawaci Tbk	9,087,900	500,251
PT Matahari Department Store Tbk	1,256,600	1,390,471
PT Media Nusantara Citra Tbk	2,458,600	312,101
PT Pakuwon Jati Tbk	11,851,700	497,057
PT Perusahaan Gas Negara Tbk Series B	5,369,300	1,158,104
PT Semen Gresik (Persero) Tbk	1,460,148	986,919
PT Summarecon Agung Tbk	4,970,800	487,680
PT Surya Citra Media Tbk	2,878,500	607,929
PT Telkomunikasi Indonesia Tbk Series B	25,771,465	7,470,757
PT Tower Bersama Infrastructure Tbk	1,180,300	437,557
PT Unilever Indonesia Tbk	808,239	2,493,874
PT United Tractors Tbk	851,500	1,393,393
PT Waskita Karya Persero Tbk	2,338,500	448,348
PT XL Axiata Tbk (a)	1,840,950	401,211

TOTAL INDONESIA		52,293,597

Isle of Man - 0.1%
New Europe Property Investments PLC	121,720	1,418,185
Korea (South) - 13.8%
AMOREPACIFIC Corp.	16,242	4,470,786
AMOREPACIFIC Group, Inc.	14,130	1,662,519
BGFretail Co. Ltd.	9,753	776,592
BS Financial Group, Inc.	137,732	1,020,162
Celltrion, Inc.	40,204	3,498,019
Cheil Industries, Inc.	38,186	4,177,917
Cheil Worldwide, Inc.	33,957	546,964
CJ CheilJedang Corp.	4,301	1,323,948
CJ Corp.	7,648	1,211,981
CJ E&M Corp.	9,339	709,567
Coway Co. Ltd.	27,281	2,072,781
Daelim Industrial Co.	14,773	1,076,257
Daewoo Engineering & Construction Co. Ltd. (a)	61,358	275,985
DGB Financial Group Co. Ltd.	93,181	798,601
Dong Suh Companies, Inc.	17,168	381,632
Dongbu Insurance Co. Ltd.	25,617	1,314,622
Doosan Heavy Industries & Construction Co. Ltd.	23,512	560,424
E-Mart Co. Ltd.	9,920	1,748,610
GS Engineering & Construction Corp. (a)	24,457	588,258
GS Holdings Corp.	26,625	1,179,085
GS Retail Co. Ltd.	13,262	598,822
Hana Financial Group, Inc.	148,983	4,456,676
Hankook Tire Co. Ltd.	37,538	1,844,899
Hanmi Pharm Co. Ltd.	2,568	642,203
Hanmi Science Co. Ltd.	5,737	287,439
Hanon Systems	91,951	725,781
Hanssem Co. Ltd.	5,212	943,617
Hanwha Chemical Corp.	55,617	1,260,472
Hanwha Corp.	22,140	676,714
Hanwha Life Insurance Co. Ltd.	106,883	597,695
Hanwha Techwin Co. Ltd.	18,303	662,740
Hotel Shilla Co.	16,420	618,084
Hyosung Corp.	10,967	1,290,364
Hyundai Department Store Co. Ltd.	7,487	625,415
Hyundai Engineering & Construction Co. Ltd.	37,682	1,359,534
Hyundai Fire & Marine Insurance Co. Ltd.	30,797	804,934
Hyundai Glovis Co. Ltd.	9,741	1,315,283
Hyundai Heavy Industries Co. Ltd. (a)	21,099	2,427,520
Hyundai Industrial Development & Construction Co.	27,825	1,055,849
Hyundai Mobis	34,584	7,267,344
Hyundai Motor Co.	77,876	9,433,286
Hyundai Steel Co.	40,629	2,053,261
Hyundai Wia Corp.	8,034	450,661
Industrial Bank of Korea	131,189	1,446,726
Kakao Corp.	14,952	1,008,801
Kangwon Land, Inc.	59,704	1,695,260
KB Financial Group, Inc.	201,703	8,236,149
KCC Corp.	3,073	927,262
KEPCO Plant Service & Engineering Co. Ltd.	11,075	526,037
Kia Motors Corp.	132,608	4,191,372
Korea Aerospace Industries Ltd.	34,476	1,856,067
Korea Electric Power Corp.	129,225	4,763,316
Korea Express Co. Ltd. (a)	3,368	476,700
Korea Gas Corp.	13,629	547,936
Korea Investment Holdings Co. Ltd.	19,200	775,246
Korea Zinc Co. Ltd.	4,315	1,835,955
Korean Air Lines Co. Ltd. (a)	17,923	410,087
Korean Air Lines Co. Ltd. rights 3/7/17 (a)	4,266	20,559
KT Corp.	1,898	48,471
KT&G Corp.	58,745	5,126,514
Kumho Petro Chemical Co. Ltd.	8,997	642,958
LG Chemical Ltd.	23,163	5,269,644
LG Corp.	48,049	2,469,967
LG Display Co. Ltd.	117,228	3,120,777
LG Electronics, Inc.	53,881	2,591,974
LG Household & Health Care Ltd.	4,732	3,611,759
LG Innotek Co. Ltd.	6,990	601,500
LG Telecom Ltd.	135,806	1,344,339
Lotte Chemical Corp.	7,787	2,545,777
Lotte Chilsung Beverage Co. Ltd.	304	382,496
Lotte Confectionery Co. Ltd.	2,798	495,636
Lotte Shopping Co. Ltd.	5,839	1,148,396
Mirae Asset Daewoo Co. Ltd.	197,055	1,507,469
NAVER Corp.	14,206	9,350,313
NCSOFT Corp.	8,882	2,344,604
Oci Co. Ltd. (a)	8,216	612,115
Orion Corp.	1,765	994,660
Ottogi Corp.	593	334,698
POSCO	37,713	8,894,577
Posco Daewoo Corp.	22,416	495,372
S-Oil Corp.	22,820	1,607,021
S1 Corp.	9,351	682,872
Samsung Biologics Co. Ltd. (a)	8,142	1,138,262
Samsung Card Co. Ltd.	17,105	581,487
Samsung Electro-Mechanics Co. Ltd.	29,156	1,435,477
Samsung Electronics Co. Ltd.	50,071	85,782,462
Samsung Fire & Marine Insurance Co. Ltd.	16,708	3,902,671
Samsung Heavy Industries Co. Ltd.	119,723	1,081,175
Samsung Life Insurance Co. Ltd.	35,213	3,393,995
Samsung SDI Co. Ltd.	27,754	2,783,510
Samsung SDS Co. Ltd.	17,624	1,928,236
Samsung Securities Co. Ltd.	31,989	899,976
Samsung Securities Co. Ltd. rights 3/8/17 (a)	4,307	22,813
Shinhan Financial Group Co. Ltd.	216,870	8,643,653
Shinsegae Co. Ltd.	3,635	555,523
SK C&C Co. Ltd.	23,027	4,328,928
SK Energy Co. Ltd.	32,605	4,444,972
SK Hynix, Inc.	294,928	13,752,303
SK Networks Co. Ltd.	61,077	350,562
SK Telecom Co. Ltd.	10,215	1,978,010
Woori Bank	153,982	1,751,566
Woori Investment & Securities Co. Ltd.	69,245	688,461
Yuhan Corp.	4,034	660,286

TOTAL KOREA (SOUTH)		295,839,013

Malaysia - 2.4%
AirAsia Bhd	616,000	354,622
Alliance Financial Group Bhd	495,000	420,183
AMMB Holdings Bhd	890,000	920,239
Astro Malaysia Holdings Bhd	768,024	471,617
Axiata Group Bhd	1,369,008	1,461,882
Berjaya Sports Toto Bhd	332,500	219,940
British American Tobacco (Malaysia) Bhd	70,300	735,456
Bumiputra-Commerce Holdings Bhd	1,556,218	1,746,112
Dialog Group Bhd	1,560,965	539,175
DiGi.com Bhd	1,784,700	1,998,445
Felda Global Ventures Holdings Bhd	628,300	262,412
Gamuda Bhd	977,200	1,061,143
Genting Bhd	1,146,900	2,123,170
Genting Malaysia Bhd	1,515,740	1,724,648
Genting Plantations Bhd	116,900	287,665
Hap Seng Consolidated Bhd	306,700	602,391
Hartalega Holdings Bhd	323,000	344,183
Hong Leong Bank Bhd	320,000	952,162
Hong Leong Credit Bhd	112,900	374,677
IHH Healthcare Bhd	1,675,687	2,383,300
IJM Corp. Bhd	1,567,500	1,171,334
IOI Corp. Bhd	1,113,200	1,108,299
IOI Properties Group Sdn Bhd	762,100	368,189
Kuala Lumpur Kepong Bhd	210,300	1,144,199
Lafarge Malaysia Bhd	167,500	260,921
Malayan Banking Bhd	1,771,527	3,287,493
Malaysia Airports Holdings Bhd	367,400	512,593
Maxis Bhd	1,024,700	1,422,713
MISC Bhd	549,700	910,892
Petronas Chemicals Group Bhd	1,228,000	1,976,666
Petronas Dagangan Bhd	97,826	519,884
Petronas Gas Bhd	355,700	1,676,717
PPB Group Bhd	233,500	857,142
Public Bank Bhd	1,365,957	6,198,383
RHB Capital Bhd	394,660	436,581
RHB Capital Bhd	141,500	0
SapuraKencana Petroleum Bhd (a)	1,917,000	744,382
Sime Darby Bhd	1,173,549	2,360,610
Telekom Malaysia Bhd	553,500	743,498
Tenaga Nasional Bhd	1,707,572	5,165,699
UMW Holdings Bhd	230,000	293,374
Westports Holdings Bhd	503,500	474,003
YTL Corp. Bhd	2,124,400	728,996
YTL Power International Bhd	996,500	321,706

TOTAL MALAYSIA		51,667,696

Malta - 0.0%
Brait SA	166,703	977,331
Mexico - 3.3%
Alfa SA de CV Series A	1,425,800	1,850,152
America Movil S.A.B. de CV Series L	16,840,947	10,611,650
CEMEX S.A.B. de CV unit	7,053,490	6,514,504
Coca-Cola FEMSA S.A.B. de CV Series L	275,569	1,709,827
Compartamos S.A.B. de CV	483,900	706,584
El Puerto de Liverpool S.A.B. de CV Class C	92,310	582,451
Embotelladoras Arca S.A.B. de CV	206,300	1,112,943
Fibra Uno Administracion SA de CV	1,309,883	1,873,101
Fomento Economico Mexicano S.A.B. de CV unit	942,391	7,088,664
Gruma S.A.B. de CV Series B	109,315	1,470,761
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	181,127	1,403,347
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	104,880	1,519,524
Grupo Bimbo S.A.B. de CV Series A	831,270	1,842,838
Grupo Carso SA de CV Series A1	279,000	1,121,164
Grupo Financiero Banorte S.A.B. de CV Series O	1,253,881	6,009,802
Grupo Financiero Inbursa S.A.B. de CV Series O	1,171,600	1,736,598
Grupo Financiero Santander Mexico S.A.B. de CV	922,100	1,315,043
Grupo Lala S.A.B. de CV	304,600	455,728
Grupo Mexico SA de CV Series B	1,917,254	5,749,877
Grupo Televisa SA de CV	1,230,393	5,487,753
Industrias Penoles SA de CV	70,190	1,659,841
Infraestructura Energetica Nova S.A.B. de CV (b)	264,300	1,166,654
Kimberly-Clark de Mexico SA de CV Series A	771,127	1,385,207
Mexichem S.A.B. de CV	529,720	1,255,365
OHL Mexico S.A.B. de CV	383,600	363,485
Promotora y Operadora de Infraestructura S.A.B. de CV	130,965	1,141,811
Wal-Mart de Mexico SA de CV Series V	2,627,656	4,649,603

TOTAL MEXICO		71,784,277

Netherlands - 0.3%
Steinhoff International Holdings NV (South Africa)	1,513,712	7,279,298
Peru - 0.1%
Compania de Minas Buenaventura SA sponsored ADR	93,644	1,291,351
Philippines - 1.2%
Aboitiz Equity Ventures, Inc.	1,001,650	1,498,054
Aboitiz Power Corp.	722,255	613,516
Alliance Global Group, Inc.	1,007,500	254,311
Ayala Corp.	125,491	2,020,809
Ayala Land, Inc.	3,714,743	2,658,221
Bank of the Philippine Islands (BPI)	346,880	625,619
BDO Unibank, Inc.	990,862	2,245,817
DMCI Holdings, Inc.	1,958,500	509,341
Globe Telecom, Inc.	16,310	564,684
GT Capital Holdings, Inc.	38,575	1,012,526
International Container Terminal Services, Inc.	249,920	389,624
JG Summit Holdings, Inc.	1,448,730	2,166,701
Jollibee Food Corp.	211,433	875,021
Megaworld Corp.	5,545,100	409,636
Metro Pacific Investments Corp.	7,219,000	991,024
Metropolitan Bank & Trust Co.	312,310	512,349
Philippine Long Distance Telephone Co.	49,270	1,457,883
PNOC Energy Development Corp.	4,598,700	505,418
Robinsons Land Corp.	804,400	406,414
Security Bank Corp.	62,830	269,635
SM Investments Corp.	121,785	1,691,475
SM Prime Holdings, Inc.	4,180,900	2,499,476
Universal Robina Corp.	441,848	1,449,717

TOTAL PHILIPPINES		25,627,271

Poland - 1.2%
Alior Bank SA (a)	44,530	678,286
Bank Handlowy w Warszawie SA	16,070	308,182
Bank Millennium SA (a)	298,498	438,277
Bank Polska Kasa Opieki SA	79,717	2,693,263
Bank Zachodni WBK SA	17,629	1,516,516
BRE Bank SA (a)	7,278	686,964
Cyfrowy Polsat SA (a)	94,436	570,431
Eurocash SA	37,656	375,178
Grupa Lotos SA (a)	45,507	427,832
Jastrzebska Spolka Weglowa SA (a)	26,003	434,909
KGHM Polska Miedz SA (Bearer)	71,211	2,203,172
LPP SA	632	804,846
NG2 SA	15,265	787,512
Polish Oil & Gas Co. SA	899,344	1,232,901
Polska Grupa Energetyczna SA	441,216	1,203,106
Polski Koncern Naftowy Orlen SA	161,803	3,279,938
Powszechna Kasa Oszczednosci Bank SA	440,884	3,376,511
Powszechny Zaklad Ubezpieczen SA	283,194	2,489,182
Synthos SA	260,567	390,392
Tauron Polska Energia SA (a)	517,685	381,345
Telekomunikacja Polska SA	322,644	435,058
Zaklady Azotowe w Tarnowie-Moscicach SA	21,979	377,101

TOTAL POLAND		25,090,902

Qatar - 0.8%
Barwa Real Estate Co. (a)	47,937	458,812
Doha Bank (a)	62,313	620,366
Ezdan Holding Group (a)	406,137	1,676,459
Industries Qatar QSC (a)	76,418	2,403,049
Masraf al Rayan (a)	186,729	2,053,883
Qatar Electricity & Water Co. (a)	13,534	858,989
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	133,636	881,205
Qatar Insurance Co. SAQ (a)	59,893	1,408,028
Qatar Islamic Bank (a)	29,074	847,990
Qatar National Bank SAQ	105,456	4,712,163
Qatar Telecom (Qtel) Q.S.C. (a)	42,290	1,219,519
The Commercial Bank of Qatar (a)	109,304	981,624

TOTAL QATAR		18,122,087

Russia - 4.0%
Alrosa Co. Ltd. (a)	1,299,656	2,283,661
Gazprom OAO (a)	2,403,051	5,979,011
Gazprom OAO sponsored ADR (Reg. S)	1,799,956	8,900,782
Inter Rao Ues JSC (a)	15,415,479	1,043,886
Lukoil PJSC	87,272	4,894,847
Lukoil PJSC sponsored ADR	128,658	7,219,000
Magnit OJSC GDR (Reg. S)	156,712	5,735,659
MMC Norilsk Nickel PJSC (a)	6,657	1,065,567
MMC Norilsk Nickel PJSC sponsored ADR	212,418	3,434,799
Mobile TeleSystems OJSC sponsored ADR	251,986	2,638,293
Moscow Exchange MICEX-RTS OAO (a)	690,055	1,539,446
NOVATEK OAO (a)	39,735	501,881
NOVATEK OAO GDR (Reg. S)	42,441	5,373,031
PhosAgro OJSC GDR (Reg. S)	47,838	734,313
Rosneft Oil Co. OJSC	197,152	1,312,926
Rosneft Oil Co. OJSC GDR (Reg. S)	388,106	2,563,440
Rostelecom PJSC (a)	134,576	186,780
Rostelecom PJSC sponsored ADR	51,431	436,135
RusHydro PJSC (a)	15,381,906	264,322
RusHydro PJSC ADR	416,625	706,179
Sberbank of Russia	2,216,906	6,336,673
Sberbank of Russia sponsored ADR	814,658	9,498,912
Severstal PAO (a)	32,473	512,831
Severstal PAO GDR (Reg. S)	73,598	1,166,528
Sistema JSFC sponsored GDR	83,129	795,545
Surgutneftegas OJSC (a)	3,064,754	1,648,155
Surgutneftegas OJSC sponsored ADR	49,000	262,395
Tatneft PAO (a)	254,003	1,717,281
Tatneft PAO sponsored ADR	76,366	3,100,460
VTB Bank OJSC (a)	879,269,604	1,008,116
VTB Bank OJSC sponsored GDR (Reg. S)	864,457	1,962,317

TOTAL RUSSIA		84,823,171

South Africa - 6.3%
Anglo American Platinum Ltd. (a)	26,540	691,852
AngloGold Ashanti Ltd. (a)	205,943	2,617,090
Aspen Pharmacare Holdings Ltd.	184,142	4,208,960
Barclays Africa Group Ltd.	213,322	2,514,113
Bidcorp Ltd.	168,905	2,911,183
Bidvest Group Ltd.	160,808	1,892,224
Capitec Bank Holdings Ltd.	19,911	1,037,308
Coronation Fund Managers Ltd.	111,883	553,894
Discovery Ltd.	179,916	1,536,396
Exxaro Resources Ltd.	70,490	556,178
FirstRand Ltd.	1,711,728	6,376,901
Fortress Income Fund Ltd.:
Class A	545,419	695,789
Class B	373,597	964,282
Foschini Ltd.	106,146	1,266,505
Gold Fields Ltd.	416,292	1,439,518
Growthpoint Properties Ltd.	1,066,493	2,081,541
Hyprop Investments Ltd.	132,861	1,183,276
Impala Platinum Holdings Ltd. (a)	307,367	1,224,923
Imperial Holdings Ltd.	76,840	951,219
Investec Ltd.	124,807	877,678
Liberty Holdings Ltd.	56,342	459,935
Life Healthcare Group Holdings Ltd.	518,979	1,294,078
Massmart Holdings Ltd.	53,433	532,585
MMI Holdings Ltd.	503,455	922,845
Mondi Ltd.	60,217	1,323,076
Mr Price Group Ltd.	123,283	1,488,179
MTN Group Ltd.	842,652	7,857,601
Naspers Ltd. Class N	221,792	35,334,119
Nedbank Group Ltd.	100,023	1,723,662
Netcare Ltd.	505,189	1,210,954
Pick 'n Pay Stores Ltd.	180,292	914,639
Pioneer Foods Ltd.	62,925	774,666
PSG Group Ltd.	45,440	765,078
Rand Merchant Insurance Holdings Ltd.	329,028	950,335
Redefine Properties Ltd.	2,542,458	2,101,891
Remgro Ltd.	266,515	4,458,267
Resilient Property Income Fund Ltd.	151,551	1,318,803
RMB Holdings Ltd.	357,453	1,723,467
Sanlam Ltd.	708,950	3,419,270
Sappi Ltd.	272,761	1,752,350
Sasol Ltd.	281,071	8,384,905
Shoprite Holdings Ltd.	217,132	2,884,351
Sibanye Gold Ltd.	363,744	822,404
Spar Group Ltd.	98,205	1,388,353
Standard Bank Group Ltd.	657,928	7,027,013
Telkom SA Ltd.	129,606	708,192
Tiger Brands Ltd.	82,444	2,481,641
Truworths International Ltd.	226,864	1,363,709
Tsogo Sun Holdings Ltd.	180,733	355,430
Vodacom Group Ltd.	187,220	2,097,976
Woolworths Holdings Ltd.	502,536	2,765,347

TOTAL SOUTH AFRICA		136,185,951

Taiwan - 11.9%
Acer, Inc.	1,441,000	665,279
Advanced Semiconductor Engineering, Inc.	3,203,869	3,548,244
Advantech Co. Ltd.	165,000	1,401,869
Asia Cement Corp.	1,279,000	1,096,913
Asia Pacific Telecom Co. Ltd. (a)	1,034,000	336,484
ASUSTeK Computer, Inc.	357,502	3,129,095
AU Optronics Corp.	4,377,000	1,821,450
Catcher Technology Co. Ltd.	331,095	2,706,889
Cathay Financial Holding Co. Ltd.	4,149,033	6,318,561
Chang Hwa Commercial Bank	2,495,220	1,387,989
Cheng Shin Rubber Industry Co. Ltd.	982,000	1,958,301
Chicony Electronics Co. Ltd.	262,457	620,159
China Airlines Ltd.	1,293,000	389,676
China Development Finance Holding Corp.	6,835,000	1,748,715
China Life Insurance Co. Ltd.	1,755,640	1,722,402
China Steel Corp.	5,961,289	4,835,466
Chinatrust Financial Holding Co. Ltd.	8,947,778	5,106,377
Chunghwa Telecom Co. Ltd.	1,929,129	6,323,612
Compal Electronics, Inc.	2,147,000	1,297,541
Delta Electronics, Inc.	979,717	5,465,471
E.SUN Financial Holdings Co. Ltd.	3,978,500	2,353,387
ECLAT Textile Co. Ltd.	93,068	969,754
EVA Airways Corp.	997,350	482,839
Evergreen Marine Corp. (Taiwan) (a)	865,000	357,753
Far Eastern Textile Ltd.	1,645,000	1,371,251
Far EasTone Telecommunications Co. Ltd.	805,348	1,921,030
Feng Tay Enterprise Co. Ltd.	164,720	718,229
First Financial Holding Co. Ltd.	4,813,555	2,693,017
Formosa Chemicals & Fibre Corp.	1,648,149	5,115,045
Formosa Petrochemical Corp.	575,347	1,964,523
Formosa Plastics Corp.	2,113,085	6,110,844
Formosa Taffeta Co. Ltd.	373,000	359,959
Foxconn Technology Co. Ltd.	465,710	1,312,448
Fubon Financial Holding Co. Ltd.	3,340,846	5,419,817
Giant Manufacturing Co. Ltd.	138,000	907,007
Highwealth Construction Corp.	402,000	601,250
HIWIN Technologies Corp.	101,100	521,861
Hon Hai Precision Industry Co. Ltd. (Foxconn)	7,843,082	21,046,984
Hotai Motor Co. Ltd.	126,000	1,446,210
HTC Corp. (a)	327,000	831,378
Hua Nan Financial Holdings Co. Ltd.	3,705,348	1,954,216
Innolux Corp.	4,537,000	1,920,085
Inventec Corp.	1,342,000	1,011,109
Largan Precision Co. Ltd.	50,451	7,197,927
Lite-On Technology Corp.	1,072,044	1,622,304
MediaTek, Inc.	752,615	5,151,674
Mega Financial Holding Co. Ltd.	5,470,289	4,086,428
Merida Industry Co. Ltd.	103,000	536,622
Micro-Star International Co. Ltd.	333,000	807,130
Nan Ya Plastics Corp.	2,429,358	5,724,750
Nanya Technology Corp.	338,000	520,158
Nien Made Enterprise Co. Ltd.	72,000	675,206
Novatek Microelectronics Corp.	308,000	1,091,166
OBI Pharma, Inc. (a)	55,000	511,374
Pegatron Corp.	975,000	2,347,590
Phison Electronics Corp.	73,000	578,093
Pou Chen Corp.	1,123,391	1,424,476
Powertech Technology, Inc.	325,981	893,585
President Chain Store Corp.	288,000	2,156,041
Quanta Computer, Inc.	1,368,000	2,789,465
Realtek Semiconductor Corp.	224,000	782,802
Ruentex Development Co. Ltd. (a)	412,000	502,608
Ruentex Industries Ltd.	278,000	515,170
Shin Kong Financial Holding Co. Ltd. (a)	4,028,000	1,037,009
Siliconware Precision Industries Co. Ltd.	1,114,000	1,705,293
Sinopac Holdings Co.	5,147,335	1,521,567
Standard Foods Corp.	194,670	479,334
Synnex Technology International Corp.	697,700	729,229
TaiMed Biologics, Inc. (a)	79,000	406,518
Taishin Financial Holdings Co. Ltd.	4,321,044	1,634,739
Taishin Financial Holdings Co. Ltd. rights 12/20/16 (a)	144,841	0
Taiwan Business Bank	1,909,050	500,054
Taiwan Cement Corp.	1,688,319	1,916,176
Taiwan Cooperative Financial Holding Co. Ltd.	3,878,450	1,778,164
Taiwan Fertilizer Co. Ltd.	362,000	472,368
Taiwan Mobile Co. Ltd.	809,000	2,710,457
Taiwan Semiconductor Manufacturing Co. Ltd.	12,458,740	74,610,024
TECO Electric & Machinery Co. Ltd.	1,057,705	956,294
Transcend Information, Inc.	95,000	260,416
Unified-President Enterprises Corp.	2,433,332	4,173,811
United Microelectronics Corp.	6,076,000	2,217,376
Vanguard International Semiconductor Corp.	444,000	801,436
Wistron Corp.	1,205,687	1,030,171
WPG Holding Co. Ltd.	808,000	968,859
Yuanta Financial Holding Co. Ltd.	4,855,284	1,930,252
Yulon Motor Co. Ltd.	426,000	376,278

TOTAL TAIWAN		255,400,883

Thailand - 2.3%
Advanced Info Service PCL (For. Reg.)	530,900	2,404,418
Airports of Thailand PCL (For. Reg.)	217,000	2,558,940
Bangkok Bank PCL (For. Reg.)	122,300	632,271
Bangkok Dusit Medical Services PCL (For. Reg.)	1,987,100	1,256,530
Bangkok Expressway and Metro PCL	3,386,200	679,989
Banpu PCL (For. Reg.)	762,700	421,459
BEC World PCL (For. Reg.)	482,700	243,361
Berli Jucker PCL (For. Reg)	678,700	966,603
BTS Group Holdings PCL	2,881,900	685,434
Bumrungrad Hospital PCL (For. Reg.)	175,800	896,338
C.P. ALL PCL (For. Reg.)	2,488,700	4,288,723
Central Pattana PCL (For. Reg.)	714,100	1,149,232
Charoen Pokphand Foods PCL (For. Reg.)	1,448,700	1,176,044
Delta Electronics PCL (For. Reg.)	245,700	600,122
Electricity Generating PCL (For. Reg.)	64,900	373,419
Energy Absolute PCL	551,000	447,298
Glow Energy PCL (For. Reg.)	252,300	560,547
Home Product Center PCL (For. Reg.)	1,942,800	550,619
Indorama Ventures PCL (For. Reg.)	711,000	708,823
IRPC PCL (For. Reg.)	4,933,500	730,733
Kasikornbank PCL	303,300	1,619,846
Kasikornbank PCL (For. Reg.)	576,600	3,079,470
KCE Electronics PCL	141,400	439,012
Krung Thai Bank PCL (For. Reg.)	1,869,000	1,011,493
Minor International PCL (For. Reg.)	1,150,700	1,138,982
PTT Exploration and Production PCL (For. Reg.)	704,700	1,967,118
PTT Global Chemical PCL (For. Reg.)	1,058,500	2,042,680
PTT PCL (For. Reg.)	504,300	5,803,239
Robinsons Department Store PCL (For. Reg.)	246,100	406,574
Siam Cement PCL (For. Reg.)	203,900	2,927,169
Siam Commercial Bank PCL (For. Reg.)	891,900	3,836,129
Thai Oil PCL (For. Reg.)	401,800	821,168
Thai Union Frozen Products PCL (For. Reg.)	940,100	556,977
TMB PCL (For. Reg.)	6,476,000	431,641
True Corp. PCL (For. Reg.)	4,926,437	919,124

TOTAL THAILAND		48,331,525

Turkey - 1.0%
Akbank T.A.S.	1,119,631	2,492,586
Anadolu Efes Biracilik Ve Malt Sanayii A/S	101,862	572,327
Arcelik A/S	116,197	703,991
Bim Birlesik Magazalar A/S JSC	108,170	1,543,791
Coca-Cola Icecek Sanayi A/S	37,486	383,687
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	933,913	759,873
Eregli Demir ve Celik Fabrikalari T.A.S.	688,710	1,060,495
Ford Otomotiv Sanayi A/S	34,398	318,349
Haci Omer Sabanci Holding A/S	471,671	1,247,572
Koc Holding A/S	326,618	1,314,903
Petkim Petrokimya Holding A/S	331,380	369,747
TAV Havalimanlari Holding A/S	80,342	330,682
Tofas Turk Otomobil Fabrikasi A/S	61,389	423,670
Tupras Turkiye Petrol Rafinelleri A/S	63,930	1,388,512
Turk Hava Yollari AO (a)	271,276	398,306
Turk Sise ve Cam Fabrikalari A/S	351,962	376,854
Turk Telekomunikasyon A/S	278,642	415,768
Turkcell Iletisim Hizmet A/S	432,559	1,300,033
Turkiye Garanti Bankasi A/S	1,181,290	2,604,808
Turkiye Halk Bankasi A/S	307,185	914,273
Turkiye Is Bankasi A/S Series C	886,337	1,400,042
Turkiye Vakiflar Bankasi TAO	367,939	478,799
Ulker Biskuvi Sanayi A/S	75,594	364,632
Yapi ve Kredi Bankasi A/S (a)	426,246	432,668

TOTAL TURKEY		21,596,368

United Arab Emirates - 0.8%
Abu Dhabi Commercial Bank PJSC (a)	994,320	1,932,926
Aldar Properties PJSC (a)	1,663,027	1,159,125
DP World Ltd.	84,026	1,588,091
Dubai Islamic Bank Pakistan Ltd. (a)	678,894	1,099,790
Dubai Parks and Resorts PJSC (a)	1,574,914	514,552
Emaar Malls Group PJSC (a)	961,269	662,150
Emaar Properties PJSC	1,779,563	3,599,922
Emirates Telecommunications Corp.	875,362	4,266,106
First Gulf Bank PJSC	457,316	1,612,416
National Bank of Abu Dhabi PJSC (a)	336,213	952,004

TOTAL UNITED ARAB EMIRATES		17,387,082

United Kingdom - 0.0%
Mediclinic International PLC	1	10
United States of America - 0.3%
Southern Copper Corp.	45,732	1,754,280
Yum China Holdings, Inc. (a)	205,215	5,639,308

TOTAL UNITED STATES OF AMERICA		7,393,588

TOTAL COMMON STOCKS
(Cost $1,860,325,741)		2,005,816,929

Nonconvertible Preferred Stocks - 4.6%
Brazil - 3.3%
Ambev SA sponsored ADR	85,700	461,923
Banco Bradesco SA:
(PN)	1,316,130	13,657,913
(PN) sponsored ADR	69,800	721,034
Braskem SA (PN-A)	76,400	788,949
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) (a)	110,400	865,724
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	79,800	1,467,301
Companhia Energetica de Minas Gerais (CEMIG) (PN) (a)	371,200	1,076,693
Companhia Paranaense de Energia-Copel (PN-B)	50,500	515,241
Gerdau SA (PN)	463,400	1,794,129
Itau Unibanco Holding SA	1,574,914	18,612,484
Itau Unibanco Holding SA sponsored ADR	61,270	723,599
Itausa-Investimentos Itau SA (PN)	1,988,231	5,855,347
Lojas Americanas SA (PN)	291,632	1,548,349
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.) (a)	1,930,500	9,201,901
sponsored ADR (a)(b)	64,000	656,640
Suzano Papel e Celulose SA	198,900	845,819
Telefonica Brasil SA	224,625	3,326,854
Vale SA (PN-A)	962,600	9,332,433

TOTAL BRAZIL		71,452,333

Chile - 0.1%
Embotelladora Andina SA Class B	128,106	461,721
Sociedad Quimica y Minera de Chile SA (PN-B)	48,927	1,578,835

TOTAL CHILE		2,040,556

Colombia - 0.2%
Bancolombia SA (PN)	230,225	2,169,417
Grupo Aval Acciones y Valores SA	1,725,172	704,874
Grupo de Inversiones Suramerica SA	49,687	645,901

TOTAL COLOMBIA		3,520,192

Korea (South) - 0.8%
AMOREPACIFIC Corp.	4,417	688,457
Hyundai Motor Co.	12,677	1,024,829
Hyundai Motor Co. Series 2	18,410	1,533,054
LG Chemical Ltd.	3,760	558,302
LG Household & Health Care Ltd.	1,034	474,965
Samsung Electronics Co. Ltd.	9,011	12,292,333

TOTAL KOREA (SOUTH)		16,571,940

Russia - 0.2%
AK Transneft OAO (a)	784	2,661,990
Surgutneftegas OJSC (a)	3,522,680	2,011,445

TOTAL RUSSIA		4,673,435

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $74,356,629)		98,258,456
	Principal Amount	Value

Government Obligations - 0.5%
United States of America - 0.5%
U.S. Treasury Bills, yield at date of purchase 0.51% to 0.62% 3/30/17 to 8/17/17(c)
(Cost $10,967,897)	11,000,000	10,967,748
	Shares	Value

Money Market Funds - 4.1%
Fidelity Cash Central Fund, 0.62% (d)	20,054,572	20,058,583
Fidelity Securities Lending Cash Central Fund 0.65%(d)(e)	69,056,193	69,070,004
TOTAL MONEY MARKET FUNDS
(Cost $89,119,880)		89,128,587
TOTAL INVESTMENT PORTFOLIO - 102.8%
(Cost $2,034,770,147)		2,204,171,720
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(60,420,675)
NET ASSETS - 100%		$2,143,751,045

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
843 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	March 2017	38,571,465	$1,535,975

The face value of futures purchased as a percentage of Net Assets is 1.8%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,619,238.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$100,765
Fidelity Securities Lending Cash Central Fund	35,381
Total	$136,146

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$214,040,289	$158,077,993	$55,962,296	$--
Consumer Staples	146,684,675	133,614,166	13,070,509	--
Energy	161,617,631	111,497,554	50,120,077	--
Financials	507,726,180	342,080,362	165,645,818	--
Health Care	51,691,142	37,959,545	13,731,597	--
Industrials	119,596,819	88,785,768	30,811,051	--
Information Technology	506,159,278	315,843,969	190,315,309	--
Materials	162,298,880	129,772,046	32,526,834	--
Real Estate	53,994,633	33,700,999	20,293,634	--
Telecommunication Services	121,683,689	57,356,634	64,327,055	--
Utilities	58,582,169	43,438,139	15,144,030	--
Government Obligations	10,967,748	--	10,967,748	--
Money Market Funds	89,128,587	89,128,587	--	--
Total Investments in Securities:	$2,204,171,720	$1,541,255,762	$662,915,958	$--
Derivative Instruments:
Assets
Futures Contracts	$1,535,975	$1,535,975	$--	$--
Total Assets	$1,535,975	$1,535,975	$--	$--
Total Derivative Instruments:	$1,535,975	$1,535,975	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$202,477,470
Level 2 to Level 1	$8,163,217

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $2,036,404,631. Net unrealized appreciation aggregated $167,767,089, of which $233,542,665 related to appreciated investment securities and $65,775,576 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Total International Index Fund

January 31, 2017

TI1-QTLY-0317
1.9871052.100

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.5%
	Shares	Value
Australia - 4.6%
360 Capital Industrial Fund	944	$1,776
Abacus Property Group unit	2,578	5,494
Aconex Ltd. (a)	712	1,631
Adelaide Brighton Ltd.	3,286	12,760
AGL Energy Ltd.	4,698	80,523
ALS Ltd.	3,127	14,039
Altium Ltd.	471	2,883
Alumina Ltd.	16,432	24,176
Amcor Ltd.	8,081	87,639
AMP Ltd.	21,100	80,011
Ansell Ltd.	848	15,293
APA Group unit	8,275	52,842
APN News & Media Ltd. (a)	1,364	2,628
APN Outdoor Group Ltd.	1,212	5,175
ARB Corp. Ltd.	727	8,937
Ardent Leisure Group unit	3,001	4,780
Aristocrat Leisure Ltd.	4,257	49,332
Asaleo Care Ltd.	2,008	2,300
ASX Ltd.	1,251	47,334
Aurizon Holdings Ltd.	12,839	48,783
Austal Ltd.	1,439	1,746
Australia & New Zealand Banking Group Ltd.	19,527	433,764
Australian Agricultural Co. Ltd. (a)	4,710	5,233
Australian Pharmaceutical Industries Ltd.	4,913	7,024
Australian Worldwide Exploration Ltd. (a)	1,468	646
Automotive Holdings Group Ltd.	2,148	6,370
Babcock & Brown Wind Partners (a)	3,132	2,375
Bank of Queensland Ltd.	2,289	20,780
Bapcor Ltd.	1,157	4,809
Beach Energy Ltd.	7,340	4,175
Bega Cheese Ltd.	1,323	5,147
Bellamy's Australia Ltd.	312	1,001
Bendigo & Adelaide Bank Ltd.	3,617	34,426
BHP Billiton Ltd.	21,780	441,878
Blackmores Ltd.	85	7,446
BlueScope Steel Ltd.	3,627	30,836
Boral Ltd.	7,644	33,740
Brambles Ltd.	11,271	88,984
Breville Group Ltd.	593	3,760
Brickworks Ltd.	4,181	40,175
BT Investment Management Ltd.	984	6,978
BWP Trust	3,559	7,882
Caltex Australia Ltd.	1,770	38,392
Carsales.com Ltd.	2,053	16,255
Challenger Ltd.	3,912	32,695
Charter Hall Group unit	2,592	9,239
Charter Hall Retail REIT	4,482	14,378
Cimic Group Ltd.	626	16,284
Coca-Cola Amatil Ltd.	4,104	30,347
Cochlear Ltd.	348	33,035
Commonwealth Bank of Australia	11,342	702,421
Computershare Ltd.	3,023	29,552
Corporate Travel Management Ltd.	249	3,282
Costa Group Holdings Ltd.	1,265	3,147
Cover-More Group Ltd.	1,777	2,588
Credit Corp. Group Ltd.	352	4,677
Cromwell Property Group unit	19,567	14,469
Crown Ltd.	2,277	19,686
CSL Ltd.	3,133	267,088
CSR Ltd.	2,811	9,402
DEXUS Property Group unit	6,157	41,932
Dominos Pizza Enterprises Ltd.	397	17,899
Downer Edi Ltd.	2,371	11,149
DUET Group	14,742	31,305
DuluxGroup Ltd.	3,293	15,159
Eclipx Group Ltd.	2,762	7,834
Estia Health Ltd.	322	657
Evolution Mining Ltd.	6,748	10,901
FKP Property Group unit	3,890	9,411
Flexigroup Ltd.	574	993
Flight Centre Travel Group Ltd.	341	7,743
Folkestone Education Trust	894	1,688
Fortescue Metals Group Ltd.	9,789	49,444
G8 Education Ltd.	2,311	6,257
Galaxy Resources Ltd. (a)	11,369	5,260
Gateway Lifestyle Holdings Pty Ltd. unit	671	1,033
GDI Property Group unit	5,098	3,847
Genworth Mortgage Insurance Ltd.	2,411	6,089
Goodman Group unit	12,797	67,160
GrainCorp Ltd.	1,462	10,545
Greencross Ltd.	437	2,184
Growthpoint Properties Australia Ltd.	1,264	2,972
GUD Holdings Ltd.	280	2,062
GWA Group Ltd.	481	956
Hansen Technologies Ltd.	568	1,663
Harvey Norman Holdings Ltd.	3,383	12,828
Healthscope Ltd.	12,279	20,394
IDP Education Ltd.	452	1,399
Iluka Resources Ltd.	2,469	14,119
ImpediMed Ltd. (a)	2,162	1,230
Incitec Pivot Ltd.	11,314	33,035
Independence Group NL	2,924	8,360
Insurance Australia Group Ltd.	15,373	67,272
Investa Office Fund unit	3,303	11,272
Invocare Ltd.	1,024	10,313
IOOF Holdings Ltd.	1,695	11,698
IPH Ltd.	231	862
Iress Ltd.	661	5,665
Isentia Group Ltd.	362	719
Japara Healthcare Ltd.	589	938
JB Hi-Fi Ltd.	691	14,490
John Fairfax Holdings Ltd.	16,093	10,374
Karoon Gas Australia Ltd. (a)	1,197	1,630
Lendlease Group unit	3,766	40,243
Link Administration Holdings Ltd.	2,390	13,902
Macquarie Atlas Roads Group unit	2,747	10,458
Macquarie Group Ltd.	2,106	135,122
Magellan Financial Group Ltd.	737	13,135
Mantra Group Ltd.	2,345	4,820
Mayne Pharma Group Ltd. (a)	8,483	8,106
McMillan Shakespeare Ltd.	338	2,686
Medibank Private Ltd.	17,158	35,134
Metals X Ltd. (a)	1,784	1,082
Metcash Ltd. (a)	5,590	8,945
Mineral Resources Ltd.	806	7,513
Mirvac Group unit	24,522	37,753
Monadelphous Group Ltd.	385	3,034
Myer Holdings Ltd.	3,422	3,140
MYOB Group Ltd.	973	2,509
Nanosonics Ltd. (a)	1,775	3,877
National Australia Bank Ltd.	17,622	405,346
National Storage (REIT) unit	1,500	1,644
Navitas Ltd.	1,233	4,143
Newcrest Mining Ltd.	5,344	87,259
NEXTDC Ltd. (a)	979	2,287
Nine Entertainment Co. Holdings Ltd.	1,288	972
Northern Star Resources Ltd.	3,396	9,813
Nufarm Ltd.	1,275	8,674
oOh!media Ltd.	510	1,729
Orica Ltd.	2,384	33,900
Origin Energy Ltd.	12,910	69,418
Orocobre Ltd. (a)	940	3,008
Orora Ltd.	8,177	17,674
OZ Minerals Ltd.	1,680	11,442
Pact Group Holdings Ltd.	727	3,600
Perpetual Trustees Australia Ltd.	271	9,619
Pilbara Minerals Ltd. (a)	2,456	997
Platinum Asset Management Ltd.	1,617	6,119
Premier Investments Ltd.	483	4,725
Primary Health Care Ltd.	2,294	6,524
Programmed Maintenance Services Ltd.	641	924
Qantas Airways Ltd.	2,986	7,722
QBE Insurance Group Ltd.	9,859	93,463
Qube Holdings Ltd.	5,964	10,403
Ramsay Health Care Ltd.	1,016	51,472
RCG Corp. Ltd.	1,212	1,255
realestate.com.au Ltd.	280	11,161
Regis Healthcare Ltd.	290	961
Regis Resources Ltd.	2,921	7,045
Reliance Worldwide Corp. Ltd.	1,960	4,311
Resolute Mng Ltd.	6,053	6,679
Retail Food Group Ltd.	1,132	5,529
Rio Tinto Ltd.	3,033	153,379
Sandfire Resources NL	681	3,398
Santos Ltd.	11,502	34,892
Saracen Mineral Holdings Ltd. (a)	4,012	3,225
Scentre Group unit	36,143	120,608
SEEK Ltd.	4,277	46,839
Select Harvests Ltd.	193	818
Seven Group Holdings Ltd.	848	4,701
Shopping Centres Australasia Property Group unit	14,767	24,302
Sigma Pharmaceuticals Ltd.	7,093	6,482
Sims Metal Management Ltd.	977	8,291
Sirtex Medical Ltd.	295	3,217
Smartgroup Corp. Ltd.	453	2,216
Sonic Healthcare Ltd.	2,626	41,464
South32 Ltd.	38,455	80,486
Southern Cross Media Group Ltd.	5,850	6,522
SP AusNet	10,725	12,851
Spark Infrastructure Group unit	8,894	15,784
Spotless Group Holdings Ltd.	10,309	7,349
St Barbara Ltd. (a)	3,349	5,893
Steadfast Group Ltd.	3,788	6,579
Stockland Corp. Ltd. unit	15,469	51,033
Suncorp Group Ltd.	9,807	96,912
Super Retail Group Ltd.	1,175	8,680
Sydney Airport unit	6,905	30,635
Syrah Resources Ltd. (a)	718	1,677
Tabcorp Holdings Ltd.	4,636	16,666
Tassal Group Ltd.	1,218	4,268
Tatts Group Ltd.	9,098	29,946
Technology One Ltd.	2,131	8,323
Telstra Corp. Ltd.	26,741	101,456
TFS Corp. Ltd.	790	941
The GPT Group unit	11,406	40,483
The Star Entertainment Group Ltd.	4,719	17,071
Tox Free Solutions Ltd.	2,376	4,775
TPG Telecom Ltd.	1,941	9,524
Transpacific Industries Group Ltd.	9,491	8,206
Transurban Group unit	14,012	108,392
Treasury Wine Estates Ltd.	4,917	43,369
Vicinity Centers unit	21,079	45,721
Village Roadshow Ltd.	338	1,015
Virtus Health Ltd.	1,474	5,712
Vita Group Ltd.	748	1,804
Viva Energy REIT unit	1,858	3,170
Vocus Group Ltd.	3,159	9,679
Webjet Ltd.	356	3,045
Wesfarmers Ltd.	7,601	232,083
West Australian Newspapers Holdings Ltd.	7,448	4,575
Western Areas NL (a)	1,722	3,200
Westfield Corp. unit (a)	13,455	89,696
Westgold Resources Ltd. (a)	892	1,343
Westpac Banking Corp.	22,171	533,733
Whitehaven Coal Ltd. (a)	2,911	6,270
WiseTech Global Ltd.	549	1,999
Woodside Petroleum Ltd.	5,435	130,087
Woolworths Ltd.	8,671	161,772
WorleyParsons Ltd. (a)	1,095	8,213

TOTAL AUSTRALIA		7,163,236

Austria - 0.2%
ams AG	418	14,341
Andritz AG	522	28,155
Buwog-Gemeinnuetzige Wohnung	621	14,802
CA Immobilien Anlagen AG	482	9,488
Conwert Immobilien Invest Se	460	8,054
DO & CO Restaurants & Catering AG	14	877
Erste Group Bank AG	2,256	68,531
EVN AG	299	3,660
IMMOFINANZ Immobilien Anlagen AG	5,512	10,103
Lenzing AG	56	8,001
Oesterreichische Post AG	196	7,086
OMV AG	1,289	45,035
PORR AG	109	4,728
Raiffeisen International Bank-Holding AG (a)	652	14,464
RHI AG	238	5,857
S IMMO AG	135	1,564
Schoeller-Bleckmann Oilfield Equipment AG	52	3,918
UNIQA Insurance Group AG	707	5,816
Vienna Insurance Group AG	419	10,184
Voestalpine AG	960	40,624
Wienerberger AG	748	14,421
Zumtobel AG	292	4,898

TOTAL AUSTRIA		324,607

Bailiwick of Guernsey - 0.0%
Schroder (REIT) Ltd.	2,240	1,599
Standard Life Investment Property Income Trust Ltd.	929	1,011
Stobart Group Ltd.	1,492	3,360

TOTAL BAILIWICK OF GUERNSEY		5,970

Bailiwick of Jersey - 0.8%
Boohoo.Com PLC (a)	4,345	7,748
Centamin PLC	8,676	17,114
Experian PLC	6,688	129,160
Glencore Xstrata PLC (a)	82,720	339,710
Henderson Group PLC	7,848	21,523
IWG PLC	3,987	12,524
Petrofac Ltd.	1,390	16,035
Randgold Resources Ltd.	570	48,519
Shire PLC	6,185	344,355
UBM PLC	2,549	22,591
Wolseley PLC	1,843	114,138
WPP PLC	8,640	201,088

TOTAL BAILIWICK OF JERSEY		1,274,505

Belgium - 0.8%
Ablynx NV (a)	187	2,399
Ackermans & Van Haaren SA	198	26,953
Aedifica SA	57	4,331
Ageas	1,332	56,912
Agfa-Gevaert NV (a)	739	2,914
Anheuser-Busch InBev SA NV	5,085	530,966
Barco NV	86	7,467
Befimmo SCA Sicafi	65	3,562
Bekaert SA	224	9,697
Bpost SA	641	15,479
Cofinimmo SA	157	17,601
Colruyt NV	386	18,868
Compagnie D'entreprises CFE SA	34	3,742
D'ieteren SA	246	11,102
Econocom Group SA	442	6,666
Elia System Operator SA/NV	141	7,028
Euronav NV	1,022	7,943
EVS Broadcast Equipment SA	41	1,419
Fagron NV (a)	115	1,117
Galapagos Genomics NV (a)	261	17,009
Gimv NV	97	5,408
Groupe Bruxelles Lambert SA	588	50,012
Ion Beam Applications SA	123	5,222
KBC Ancora (a)	248	10,919
KBC Groep NV	1,763	114,228
Kinepolis Group NV	192	9,203
Melexis NV	101	7,580
Nyrstar NV (a)	549	4,637
Ontex Group NV	434	13,127
Orange Belgium (a)	75	1,691
Proximus	846	24,261
Sofina SA	234	31,727
Solvay SA Class A	479	56,026
Telenet Group Holding NV (a)	638	34,174
Tessenderlo Chemie NV (a)	244	9,056
UCB SA	865	59,500
Umicore SA	573	32,041
Van de Velde	142	9,929
Warehouses de Pauw	355	32,191

TOTAL BELGIUM		1,264,107

Bermuda - 0.6%
AGTech Holdings Ltd. (a)	40,000	7,375
Alibaba Health Information Technology Ltd. (a)	22,000	10,197
Alibaba Pictures Group Ltd. (a)	60,000	10,080
ARA Asset Management Ltd.	3,400	4,149
Beijing Enterprises Water Group Ltd.	30,000	20,807
BEP International Holdings Ltd.	110,000	6,340
Brightoil Petroleum Holdings Ltd. (a)	26,000	8,015
Brilliance China Automotive Holdings Ltd.	20,000	28,175
BW LPG Ltd.	821	4,181
BW Offshore Ltd. (a)	1,010	2,939
C C Land Holdings Ltd.	20,000	6,060
Cafe de Coral Holdings Ltd.	2,000	6,633
Carnival Group International Holdings Ltd. (a)	40,000	5,046
Cheung Kong Infrastructure Holdings Ltd.	5,000	40,209
China Foods Ltd.	6,000	2,705
China Gas Holdings Ltd.	10,000	14,477
China Innovationpay Group Ltd. (a)	24,000	1,789
China Innovative Finance Group Ltd. (a)	12,000	701
China Ocean Industry Group Ltd. (a)	65,000	1,698
China Oil & Gas Group Ltd. (a)	40,000	3,072
China Resource Gas Group Ltd.	6,000	18,962
China Water Affairs Group Ltd.	6,000	4,081
Chow Sang Sang Holdings International Ltd.	2,000	3,812
CITIC Resources Holdings Ltd. (a)	16,000	2,339
Cosco Shipping Ports Ltd.	26,000	25,837
Credicorp Ltd. (United States)	527	86,259
Digital China Holdings Ltd. (H Shares)	5,000	4,368
Digital Domain Holdings Ltd. (a)	20,000	1,144
Emperor International Holding Ltd.	72,000	16,934
Enerchina Holdings Ltd. (a)	90,000	3,562
Esprit Holdings Ltd. (a)	13,800	10,771
FDG Electric Vehicles Ltd. (a)	145,000	6,420
Frontline Ltd.	824	5,694
G-Resources Group Ltd.	138,000	2,459
GCL New Energy Holdings Ltd. (a)	32,000	1,642
Giordano International Ltd.	6,000	3,249
Global Brands Group Holding Ltd. (a)	32,000	4,021
GOME Electrical Appliances Holdings Ltd.	95,000	11,823
Great Eagle Holdings Ltd.	2,000	9,097
GZI Transport Ltd.	40,000	25,267
Haier Electronics Group Co. Ltd.	9,000	15,831
HengTen Networks Group Ltd. (a)	116,000	3,284
Hiscox Ltd.	1,851	23,891
Hoegh LNG Holdings Ltd.	550	6,118
Hongkong Land Holdings Ltd.	7,900	53,325
Hopson Development Holdings Ltd.	2,000	1,760
Huanxi Media Group Ltd. (a)	10,000	2,829
Hybrid Kinetic Group Ltd. (a)	202,000	4,877
Jardine Matheson Holdings Ltd.	1,720	106,158
Johnson Electric Holdings Ltd.	2,000	5,322
K Wah International Holdings Ltd.	22,024	11,001
Kerry Logistics Network Ltd.	15,500	19,994
Kerry Properties Ltd.	6,500	18,394
KuangChi Science Ltd. (a)	6,000	2,217
Kunlun Energy Co. Ltd.	16,000	12,707
Lancashire Holdings Ltd.	1,326	11,293
Li & Fung Ltd.	38,000	16,478
Luk Fook Holdings International Ltd.	3,000	8,815
Luye Pharma Group Ltd.	4,500	2,973
Man Wah Holdings Ltd.	8,400	5,372
Nan Hai Corp. Ltd. (a)	100,000	3,160
Neo-China Group (Holdings) Ltd.	8,000	2,093
Nine Dragons Paper (Holdings) Ltd.	11,000	12,660
Noble Group Ltd. (a)	50,400	6,115
NWS Holdings Ltd.	9,134	16,413
Orient Overseas International Ltd.	1,500	7,775
Pacific Basin Shipping Ltd. (a)	40,000	7,460
PAX Global Technology Ltd.	2,000	1,394
Petra Diamonds Ltd. (a)	2,880	5,478
Pou Sheng International (Holdings) Ltd.	10,000	2,273
Powerwell Pacific Holdings Ltd. (a)	4,000	1,667
Road King Infrastructure Ltd.	2,000	1,722
Seadrill Ltd. (a)	2,215	4,310
Shangri-La Asia Ltd.	10,000	11,123
Shenzhen International Holdings Ltd.	6,500	9,353
Sihuan Pharmaceutical Holdings Group Ltd.	49,000	14,423
Silverlake Axis Ltd. Class A	4,700	1,934
Sinopec Kantons Holdings Ltd.	6,000	2,931
Skyworth Digital Holdings Ltd.	10,098	6,661
SmarTone Telecommunications Holdings Ltd.	2,500	3,444
SMI Corp. Ltd.	36,000	3,372
Stolt-Nielsen SA	172	2,596
Tai Fook Securities Group Ltd.	14,000	7,824
Texwinca Holdings Ltd.	6,000	3,844
Town Health International Holdings Co. Ltd.	20,000	3,212
Vtech Holdings Ltd.	1,600	19,861
Yue Yuen Industrial (Holdings) Ltd.	4,000	14,623

TOTAL BERMUDA		942,749

Brazil - 0.9%
AES Tiete Energia SA unit	1,912	8,822
Aliansce Shopping Centers SA	600	2,847
Alupar Investimento SA unit	200	1,172
Ambev SA	31,600	172,486
Arezzo Industria e Comercio SA	300	2,770
B2W Companhia Global do Varejo (a)	500	1,904
Banco Bradesco SA	5,600	57,118
Banco do Brasil SA	6,200	61,211
Banco Santander SA (Brasil) unit	2,300	22,853
BB Seguridade Participacoes SA	5,300	46,943
BM&F BOVESPA SA	12,400	72,761
BR Malls Participacoes SA	3,300	15,363
Brasil Foods SA	4,500	63,492
CCR SA	5,700	28,056
Centrais Eletricas Brasileiras SA (Electrobras) (a)	1,800	11,899
Cetip SA - Mercados Organizado	1,600	23,890
Cia. Hering SA	2,000	9,838
Cielo SA	6,100	51,280
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	2,300	22,882
Companhia de Saneamento de Minas Gerais	300	4,109
Companhia Siderurgica Nacional SA (CSN) (a)	4,300	15,761
Cosan SA Industria e Comercio	800	10,224
CPFL Energia SA	1,200	9,646
CVC Brasil Operadora e Agencia de Viagens SA	500	4,126
Cyrela Brazil Realty SA	2,400	9,863
Drogasil SA	1,800	37,416
Duratex SA	3,000	7,178
Ecorodovias Infraestrutura e Logistica SA	3,000	8,121
EDP Energias do Brasil SA	3,000	13,376
Embraer SA	4,200	23,992
ENGIE Brasil Energia SA	2,000	22,722
Equatorial Energia SA	1,400	25,813
Estacio Participacoes SA	1,600	8,073
Fibria Celulose SA	1,500	13,981
Fleury SA	300	3,616
Hypermarcas SA	3,900	34,593
Iguatemi Empresa de Shopping Centers SA	200	1,891
Iochpe-Maxion SA	300	1,237
Iochpe-Maxion SA rights 2/10/17 (a)	99	13
JBS SA	4,500	16,994
Klabin SA unit	3,500	18,038
Kroton Educacional SA	8,600	36,872
Light SA	500	3,121
Linx SA	1,300	7,442
Localiza Rent A Car SA	1,100	12,864
Lojas Americanas SA	2,800	11,685
Lojas Renner SA	4,300	32,587
M. Dias Branco SA	200	7,865
Marfrig Global Foods SA (a)	700	1,435
Minerva SA (a)	600	2,287
MRV Engenharia e Participacoes SA	1,400	5,669
Multiplan Empreendimentos Imobiliarios SA	600	11,891
Multiplan Empreendimentos Imobiliarios SA rights 2/13/17 (a)	32	45
Multiplus SA	700	7,904
Natura Cosmeticos SA	1,000	8,019
Odontoprev SA	2,400	8,538
Petroleo Brasileiro SA - Petrobras (ON) (a)	20,500	105,327
Porto Seguro SA	500	4,170
Qualicorp SA	1,600	10,465
Rumo Logistica Operadora Multimodal SA (a)	4,300	10,235
Sao Martinho SA	600	3,896
Smiles SA	300	4,951
Sul America SA unit	1,500	8,849
Terna Participacoes SA unit	200	1,362
TIM Participacoes SA	4,900	13,917
Totvs SA	500	4,140
Ultrapar Participacoes SA	2,600	54,589
Vale SA	7,000	71,486
Valid Solucoes SA	600	4,564
Via Varejo SA unit	800	2,277
Weg SA	3,100	15,652

TOTAL BRAZIL		1,442,474

British Virgin Islands - 0.0%
First Pacific Co. Ltd.	16,000	12,132
Canada - 6.4%
Advantage Oil & Gas Ltd. (a)	930	5,996
Aecon Group, Inc.	292	3,646
AG Growth International, Inc.	175	7,336
AGF Management Ltd. Class B (non-vtg.)	1,711	7,955
Agnico Eagle Mines Ltd. (Canada)	1,617	77,131
Agrium, Inc.	931	95,887
AGT Food & Ingredients, Inc.	170	4,652
Aimia, Inc.	977	6,404
Air Canada (a)	456	4,685
Alacer Gold Corp. (a)	992	1,830
Alamos Gold, Inc.	2,014	15,106
Alaris Royalty Corp.	154	2,600
Algonquin Power & Utilities Corp. (a)	3,726	32,385
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	2,818	129,092
Allied Properties (REIT)	831	21,649
AltaGas Ltd.	1,041	24,760
Altius Minerals Corp.	306	2,801
Altus Group Ltd.	238	5,460
Amaya, Inc. (a)	816	11,194
ARC Resources Ltd.	3,347	52,086
Artis (REIT)	542	5,098
Asanko Gold, Inc. (a)	835	3,061
ATCO Ltd. Class I (non-vtg.)	465	16,374
Athabasca Oil Corp. (a)	2,149	2,741
Atlantic Power Corp.	1,128	2,653
ATS Automation Tooling System, Inc. (a)	356	3,592
AutoCanada, Inc.	246	4,794
Avigilon Corp. (a)	681	7,547
B2Gold Corp. (a)	6,304	19,136
Badger Daylighting Ltd.	305	7,730
Bank of Montreal	4,055	306,731
Bank of Nova Scotia	7,583	453,144
Barrick Gold Corp.	8,098	149,233
Baytex Energy Corp. (a)	1,465	5,843
BCE, Inc.	739	33,314
Birchcliff Energy Ltd. (a)	1,289	7,945
Bird Construction, Inc.	502	3,418
BlackBerry Ltd. (a)	3,637	25,658
Boardwalk (REIT)	62	2,248
Bombardier, Inc. Class B (sub. vtg.) (a)	12,231	23,405
Bonavista Energy Corp.	953	3,384
Bonterra Energy Corp.	213	4,115
Boralex, Inc. Class A	416	6,343
Brookfield Asset Management, Inc. Class A	5,648	195,320
Brookfield Canada Office Properties, Inc.	290	6,922
BRP, Inc. (a)	220	4,445
CAE, Inc.	1,673	23,759
Callidus Capital Corp.	422	6,090
Cameco Corp.	2,355	29,988
Canaccord Capital, Inc. (a)	461	1,555
Canacol Energy Ltd. (a)	1,213	3,458
Canadian (REIT)	120	4,363
Canadian Apartment Properties (REIT) unit	375	9,141
Canadian Energy Services & Technology Corp.	1,517	8,988
Canadian Imperial Bank of Commerce	2,414	205,568
Canadian National Railway Co.	5,089	353,698
Canadian Natural Resources Ltd.	7,594	229,585
Canadian Pacific Railway Ltd.	974	147,314
Canadian Tire Ltd. Class A (non-vtg.)	434	46,157
Canadian Utilities Ltd. Class A (non-vtg.)	758	21,576
Canadian Western Bank, Edmonton	491	11,165
Canam Group, Inc. Class A (sub. vtg.)	221	1,564
Canfor Corp. (a)	804	8,718
Canfor Pulp Products, Inc.	673	5,415
Canyon Services Group, Inc.	1,051	5,048
Capital Power Corp.	681	12,916
Cara Operations Ltd.	231	4,694
Cardinal Energy Ltd.	630	4,154
Cascades, Inc.	261	2,377
CCL Industries, Inc. Class B	183	37,662
Celestica, Inc. (sub. vtg.) (a)	923	12,817
Cenovus Energy, Inc.	6,240	85,166
Centerra Gold, Inc.	1,235	6,103
CGI Group, Inc. Class A (sub. vtg.) (a)	1,463	70,348
China Gold International Resources Corp. Ltd. (a)	945	1,903
Choice Properties REIT	383	4,074
CI Financial Corp.	1,724	36,037
Cineplex, Inc.	269	10,830
Clearwater Seafoods, Inc.	190	1,478
Cogeco Communications, Inc.	87	4,747
Cogeco, Inc. (sub. vtg.)	155	7,373
Colliers International Group, Inc.	219	8,019
Cominar (REIT)	674	7,557
Computer Modelling Group Ltd.	610	4,392
Concordia International Corp. (a)	45	84
Constellation Software, Inc.	120	54,200
Corby Spirit and Wine Ltd.	368	6,343
Corus Entertainment, Inc. Class B (non-vtg.)	554	5,501
Cott Corp.	793	8,416
Crescent Point Energy Corp.	3,471	40,465
Crew Energy, Inc. (a)	814	3,622
Crombie (REIT)	448	4,638
CT Real Estate Investment Trust	401	4,527
Denison Mines Corp. (a)	7,319	5,456
Descartes Systems Group, Inc. (a)	350	7,642
Detour Gold Corp. (a)	1,187	16,100
DH Corp.	782	13,828
Dirtt Environmental Solutions Ltd. (a)	675	3,600
Dollarama, Inc.	690	52,257
Dominion Diamond Corp.	814	8,151
Dorel Industries, Inc. Class B (sub. vtg.)	207	5,727
Dream Global REIT	832	6,093
Dream Industrial (REIT)	1,039	6,827
Dream Office (REIT)	386	5,698
DREAM Unlimited Corp. (a)	489	2,537
Dundee Corp. Class A (sub. vtg.) (a)	220	918
ECN Capital Corp.	1,493	3,488
Eldorado Gold Corp. (a)	5,073	17,933
Element Financial Corp.	2,448	23,798
Emera, Inc.	232	8,102
Empire Co. Ltd. Class A (non-vtg.)	1,063	13,275
Enbridge Income Fund Holdings, Inc.	601	15,791
Enbridge, Inc.	6,335	269,709
Encana Corp.	6,815	86,991
Endeavour Silver Corp. (a)	544	2,304
EnerCare, Inc.	436	6,068
Enerflex Ltd.	477	6,719
Enerplus Corp.	1,562	13,924
Enghouse Systems Ltd.	104	4,066
Ensign Energy Services, Inc.	624	4,254
Entertainment One Ltd.	2,152	6,246
Equitable Group, Inc.	100	4,569
Evertz Technologies Ltd.	415	5,485
Exco Technologies Ltd.	580	4,582
Extendicare, Inc.	834	6,627
Fairfax Financial Holdings Ltd. (sub. vtg.)	150	70,086
Fiera Capital Corp.	751	7,659
Finning International, Inc.	1,404	28,420
First Capital Realty, Inc.	769	12,233
First Majestic Silver Corp. (a)	856	8,203
First Quantum Minerals Ltd.	4,979	62,790
FirstService Corp.	212	10,582
Fortis, Inc.	2,741	88,133
Fortuna Mines, Inc. (a)	1,155	7,190
Franco-Nevada Corp.	1,293	84,103
Freehold Royalties Ltd.	642	6,374
Genworth MI Canada, Inc.	251	6,294
George Weston Ltd.	339	28,912
Gibson Energy, Inc.	1,068	15,553
Gildan Activewear, Inc.	1,402	36,676
Gluskin Sheff + Associates, Inc.	432	6,065
Goldcorp, Inc.	6,035	97,580
Granite Real Estate Investment Trust	188	6,412
Great Canadian Gaming Corp. (a)	250	4,886
Great-West Lifeco, Inc.	1,836	50,315
Guyana Goldfields, Inc. (a)	733	3,639
H&R REIT/H&R Finance Trust	1,412	24,480
High Liner Foods, Inc.	110	1,618
Home Capital Group, Inc.	390	8,910
HudBay Minerals, Inc.	1,391	10,893
Hudson's Bay Co.	570	4,380
Husky Energy, Inc.	3,032	39,122
Hydro One Ltd.	1,413	26,115
IAMGOLD Corp. (a)	3,065	14,180
IGM Financial, Inc.	498	15,305
Imperial Metals Corp. (a)	269	1,406
Imperial Oil Ltd.	2,167	71,242
Industrial Alliance Insurance and Financial Services, Inc.	665	27,980
Innergex Renewable Energy, Inc.	539	5,712
Intact Financial Corp.	828	60,456
Inter Pipeline Ltd.	2,339	50,726
Interfor Corp. (a)	333	3,534
InterRent REIT	1,343	7,668
Intertape Polymer Group, Inc.	352	6,419
Ithaca Energy, Inc. (a)	2,644	3,556
Ivanhoe Mines Ltd. (a)	3,474	10,599
Jean Coutu Group, Inc. Class A (sub. vtg.)	371	5,831
Just Energy Group, Inc.	393	2,335
Kelt Exploration Ltd. (a)	749	3,621
Keyera Corp.	1,164	34,171
Killam Apartment (REIT)	785	7,324
Kinaxis, Inc. (a)	90	4,543
Kinross Gold Corp. (a)	8,116	31,622
Kirkland Lake Gold Ltd. (a)	1,351	9,687
Klondex Mines Ltd. (a)	766	3,791
Knight Therapeutics, Inc.(a)	1,049	8,287
Labrador Iron Ore Royalty Corp.	311	4,488
Laurentian Bank of Canada	447	20,219
Linamar Corp.	378	16,619
Loblaw Companies Ltd.	1,434	75,367
Logistec Corp. Class B (sub. vtg.)	126	3,283
Lucara Diamond Corp.	1,285	2,903
Lundin Mining Corp. (a)	4,496	27,503
MacDonald Dettwiler & Associates Ltd.	289	16,006
MAG Silver Corp. (a)	488	6,938
Magellan Aerospace Corp.	282	3,851
Magna International, Inc. Class A (sub. vtg.)	2,728	118,009
Major Drilling Group International, Inc. (a)	567	3,429
Manitoba Telecom Services, Inc.	88	2,540
Manulife Financial Corp.	13,254	254,130
Maple Leaf Foods, Inc.	589	13,502
Martinrea International, Inc.	458	2,900
Medical Facilities Corp.	378	5,508
MEG Energy Corp. (a)	1,175	6,104
Methanex Corp.	609	30,449
Metro, Inc. Class A (sub. vtg.)	1,581	48,028
Milestone Apartments (REIT)	382	6,165
Morguard (REIT)	354	4,097
Morneau Shephell, Inc.	611	8,729
MTY Food Group, Inc.	127	4,614
Mullen Group Ltd.	752	10,836
National Bank of Canada	2,357	101,743
Nevsun Resources Ltd.	2,174	6,850
New Flyer Industries, Inc.	184	5,896
New Gold, Inc. (a)	3,043	8,115
Norbord, Inc.	278	6,901
North West Co., Inc.	306	6,885
Northern Blizzard Resources, Inc.	833	2,465
Northland Power, Inc.	752	13,835
Northview Apartmemt (REIT)	252	4,018
Northwest Healthcare Properties REIT	930	7,147
Novagold Resources, Inc. (a)	1,518	8,049
NuVista Energy Ltd. (a)	807	4,037
OceanaGold Corp.	4,585	15,926
Onex Corp. (sub. vtg.)	579	40,518
Open Text Corp.	1,760	60,242
Osisko Gold Royalties Ltd.	774	8,494
Painted Pony Petroleum Ltd. (a)	562	3,377
Pan American Silver Corp.	1,033	20,174
Paramount Resources Ltd. Class A (a)	276	3,546
Parex Resources, Inc. (a)	953	11,088
Parkland Fuel Corp.	574	11,981
Pason Systems, Inc.	343	5,019
Pembina Pipeline Corp.	2,441	75,730
Pengrowth Energy Corp. (a)	2,174	2,723
Penn West Petroleum Ltd. (a)	3,811	6,502
Peyto Exploration & Development Corp.	1,070	23,287
Potash Corp. of Saskatchewan, Inc.	5,843	108,710
Power Corp. of Canada (sub. vtg.)	2,643	62,010
Power Financial Corp.	1,519	39,468
PrairieSky Royalty Ltd.	1,295	30,354
Precision Drilling Corp. (a)	1,886	10,609
Premier Gold Mines Ltd. (a)	860	1,936
Premium Brands Holdings Corp.	121	6,484
Pretium Resources, Inc. (a)	808	8,706
ProMetic Life Sciences, Inc. (a)	5,614	9,146
Pure Industrial Real Estate Trust	968	4,233
Quebecor, Inc. Class B (sub. vtg.)	532	16,022
Raging River Exploration, Inc. (a)	1,158	8,419
Restaurant Brands International, Inc.	1,553	76,179
Richmont Mines, Inc. (a)	208	1,706
RioCan (REIT)	822	16,431
Ritchie Brothers Auctioneers, Inc.	650	21,070
Rogers Communications, Inc. Class B (non-vtg.)	2,506	108,714
Rogers Sugar, Inc.	1,976	10,083
Royal Bank of Canada	9,647	693,620
Russel Metals, Inc.	303	6,287
Sandstorm Gold Ltd. (a)	536	2,364
Sandvine Corp. (U.K.)	1,858	4,027
Saputo, Inc.	1,783	65,647
Seabridge Gold, Inc. (a)	183	1,803
Secure Energy Services, Inc.	1,088	9,030
SEMAFO, Inc. (a)	2,149	8,010
Seven Generations Energy Ltd. (a)	1,590	31,782
Shaw Communications, Inc. Class B	2,681	57,833
ShawCor Ltd. Class A	572	15,979
Shopify, Inc. Class A (a)	401	20,379
Sienna Senior Living, Inc.	823	10,796
Sierra Wireless, Inc. (a)	233	4,089
Silver Standard Resources, Inc. (a)	757	7,999
Silver Wheaton Corp.	3,139	69,402
Silvercorp Metals, Inc.	869	2,618
Sirius XM Canada Holdings, Inc.	3,129	12,215
Sleep Country Canada Holdings, Inc.	208	4,552
Smart(REIT)	378	9,301
SNC-Lavalin Group, Inc.	974	41,977
Spartan Energy Corp. (a)	2,513	5,504
Spin Master Corp. (a)	185	4,474
Sprott, Inc.	1,346	2,379
Stantec, Inc.	725	19,434
Stella-Jones, Inc.	284	8,730
Stornoway Diamond Corp. (a)	2,225	1,453
Student Transportation, Inc. (a)	1,856	10,170
Sun Life Financial, Inc.	4,109	162,181
Suncor Energy, Inc.	11,305	350,640
Superior Plus Corp.	912	9,013
Surge Energy, Inc.	1,678	3,636
Tahoe Resources, Inc.	2,034	18,554
Teck Resources Ltd. Class B (sub. vtg.)	3,953	96,877
TELUS Corp.	1,161	38,758
The Intertain Group Ltd.	122	929
The Toronto-Dominion Bank	11,923	617,660
Thomson Reuters Corp.	2,078	93,149
TMX Group Ltd.	274	14,504
TORC Oil & Gas Ltd.	725	4,051
Torex Gold Resources, Inc. (a)	934	19,810
Toromont Industries Ltd.	445	14,414
Total Energy Services, Inc.	409	4,646
Tourmaline Oil Corp. (a)	1,319	30,835
TransAlta Corp.	1,695	10,030
TransAlta Renewables, Inc.	1,995	22,690
TransCanada Corp.	5,741	270,847
Transcontinental, Inc. Class A	240	3,997
TransForce, Inc.	521	14,102
Trican Well Service Ltd. (a)	802	3,014
Tricon Capital Group, Inc.	606	4,517
Trilogy Energy Corp. (a)	272	1,421
Trinidad Drilling Ltd.	1,286	2,876
Turquoise Hill Resources Ltd. (a)	7,372	26,684
Uni-Select, Inc.	138	3,146
Uranium Participation Corp. (a)	1,297	4,186
Valeant Pharmaceuticals International, Inc. (Canada) (a)	2,096	28,883
Valener, Inc.	416	6,541
Veresen, Inc.	2,059	20,934
Vermilion Energy, Inc.	756	31,187
Wajax Corp.	186	3,512
West Fraser Timber Co. Ltd.	434	14,822
Western Forest Products, Inc.	3,245	4,638
WestJet Airlines Ltd.	54	911
Westshore Terminals Investment Corp.	242	4,744
Whitecap Resources, Inc.	2,438	19,410
Winpak Ltd.	124	4,470
WSP Global, Inc.	573	20,159
Yamana Gold, Inc.	5,936	19,616
Yellow Pages Ltd./Canada (a)	242	3,329

TOTAL CANADA		10,040,047

Cayman Islands - 2.8%
21Vianet Group, Inc. ADR (a)	682	4,890
3SBio, Inc. (a)	8,500	8,300
500.com Ltd. sponsored ADR Class A (a)	144	1,931
51job, Inc. sponsored ADR (a)	100	3,518
58.com, Inc. ADR (a)	595	17,362
AAC Technology Holdings, Inc.	5,000	51,348
Agile Property Holdings Ltd.	18,000	9,612
Airtac International Group	1,000	8,320
Alibaba Group Holding Ltd. sponsored ADR (a)	7,547	764,587
Anta Sports Products Ltd.	7,000	22,280
ASM Pacific Technology Ltd.	1,400	17,022
Baidu.com, Inc. sponsored ADR (a)	1,873	327,906
Baozun, Inc. sponsored ADR (a)	125	1,639
Belle International Holdings Ltd.	44,000	26,820
Biostime International Holdings Ltd. (a)	2,500	8,529
Bitauto Holdings Ltd. ADR (a)	127	2,477
BizLink Holding, Inc.	1,000	5,290
Casetek Holdings	1,000	3,071
Chailease Holding Co. Ltd.	13,000	23,340
Chaowei Power Holdings Ltd.	3,000	2,478
Cheetah Mobile, Inc. ADR (a)	125	1,235
Cheung Kong Property Holdings Ltd.	19,000	124,885
China All Access Holdings Ltd.	8,000	2,455
China Conch Venture Holdings Ltd.	11,500	22,080
China Dongxiang Group Co. Ltd.	50,000	9,319
China First Capital Group Ltd. (a)	2,000	3,289
China High Speed Transmission Equipment Group Co. Ltd.	3,000	3,729
China Huishan Dairy Holdings Co. Ltd.	51,000	19,043
China Liansu Group Holdings Ltd.	6,000	4,091
China LNG Group Ltd.	40,000	858
China Logistics Property Holdings Co. Ltd.	13,000	9,000
China Maple Leaf Educational Systems Ltd.	2,000	1,207
China Medical System Holdings Ltd.	9,000	14,666
China Mengniu Dairy Co. Ltd.	18,000	33,600
China Modern Dairy Holdings Ltd. (a)	12,000	2,959
China Regenerative Medicine International Ltd. (a)	75,000	2,698
China Resources Land Ltd.	18,000	44,524
China Resources Phoenix Health	5,500	7,400
China SCE Property Holdings Ltd.	7,000	2,241
China Shengmu Organic Milk Ltd. (a)(b)	10,000	2,674
China State Construction International Holdings Ltd.	10,000	16,250
China Wireless Technologies Ltd. (a)	8,000	842
ChinaSoft International Ltd. (a)	14,000	6,718
CIFI Holdings Group Co. Ltd.	12,000	3,374
CK Hutchison Holdings Ltd.	18,000	215,733
Cogobuy Group (a)	5,000	6,790
Country Garden Holdings Co. Ltd.	40,000	22,937
Credit China Holdings Ltd. (a)	72,000	9,446
CT Environmental Group Ltd.	26,000	5,642
Ctrip.com International Ltd. ADR (a)	2,678	115,716
Endeavour Mining Corp. (a)	515	9,839
ENN Energy Holdings Ltd.	6,000	29,580
Evergrande Real Estate Group Ltd.	33,000	22,987
Fang Holdings Ltd. ADR	2,765	10,535
Far East Consortium International Ltd.	5,000	2,167
Freeman Fintech Corp. Ltd. (a)	60,000	3,657
Fu Shou Yuan International Group Ltd.	2,000	1,123
Fufeng Group Ltd.	10,000	5,765
Fullshare Holdings Ltd.	45,000	18,959
Future Land Development Holding Ltd.	34,000	7,621
Future World Financial Holdings Ltd. (a)	24,000	1,807
GCL-Poly Energy Holdings Ltd.	98,000	12,665
Geely Automobile Holdings Ltd.	40,000	47,277
General Interface Solution Holding Ltd.	1,000	3,177
Ginko International Co. Ltd.	1,000	9,907
Glorious Property Holdings Ltd. (a)	16,000	1,521
Golden Eagle Retail Group Ltd. (H Shares)	5,000	7,244
Goodbaby International Holdings Ltd.	4,000	1,739
Gourmet Master Co. Ltd.	1,000	8,785
Greatview Aseptic Pack Co. Ltd.	14,000	6,605
Greentown China Holdings Ltd. (a)	6,500	5,343
Haitian International Holdings Ltd.	4,000	8,137
HC International, Inc. (a)	4,000	3,278
Hengan International Group Co. Ltd.	6,000	49,124
Hengdeli Holdings Ltd. (a)	36,000	4,479
HKBN Ltd.	4,500	5,478
Hopewell Highway Infrastructure Ltd.	2,000	1,054
Huayi Tencent Entertainment Co. Ltd. (a)	20,000	1,191
Hutchison China Meditech Ltd. (a)	203	5,625
Hutchison Telecommunications Hong Kong Holdings Ltd.	4,000	1,297
IGG, Inc.	3,000	2,235
iKang Healthcare Group, Inc. sponsored ADR (a)	456	7,720
Imax China Holding, Inc. (a)	1,700	7,878
Intime Department Store Group Co. Ltd.	13,500	16,660
JD.com, Inc. sponsored ADR (a)	4,693	133,281
JinkoSolar Holdings Co. Ltd. ADR (a)	275	3,938
Kingboard Chemical Holdings Ltd.	4,000	13,764
Kingboard Laminates Holdings Ltd.	4,000	4,401
Kingdee International Software Group Co. Ltd. (a)	10,000	3,807
Kingsoft Corp. Ltd.	6,000	12,561
KWG Property Holding Ltd.	28,500	16,378
Langham Hospitality Investment unit	24,000	9,916
Lee & Man Paper Manufacturing Ltd.	12,000	10,787
Leyou Technologies Holdings Ltd. (a)	10,000	2,067
Li Ning Co. Ltd. (a)	8,000	5,077
Lifetech Scientific Corp. (a)	12,000	2,739
Lijun International Pharmaceutical Holding Ltd.	6,000	1,924
Logan Property Holdings Co. Ltd.	8,000	3,244
Longfor Properties Co. Ltd.	8,500	12,237
Lonking Holdings Ltd.	11,000	2,882
Macau Legend Development Ltd. (a)	9,000	1,834
Melco Crown Entertainment Ltd. sponsored ADR	1,083	18,238
MGM China Holdings Ltd.	4,800	9,324
Minth Group Ltd.	4,000	12,936
NetDragon WebSoft, Inc.	500	1,455
NetEase, Inc. ADR	561	142,438
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	859	40,845
Nexteer Auto Group Ltd.	6,000	7,453
Noah Holdings Ltd. sponsored ADR (a)	132	3,056
Nord Anglia Education, Inc. (a)	283	6,186
Pacific Textile Holdings Ltd.	8,000	8,835
Parade Technologies Ltd.	1,000	10,324
Phoenix Group Holdings	2,498	23,647
Powerlong Real Estate Holding Ltd.	13,000	3,829
Qinqin Foodstuffs Group Cayman Co. Ltd. (a)	100	32
Qunar Cayman Islands Ltd. sponsored ADR (a)	265	8,064
Regina Miracle International Holdings Ltd.	2,000	1,576
Renhe Commercial Holdings Co. Ltd. (a)	42,000	1,067
Ronshine China Holdings Ltd.	2,500	2,055
Sands China Ltd.	16,800	73,919
Semiconductor Manufacturing International Corp. (a)	16,100	22,077
Shenzhou International Group Holdings Ltd.	5,000	30,842
Shimao Property Holdings Ltd.	6,000	8,038
Shui On Land Ltd.	40,500	8,534
Silergy Corp.	1,000	15,229
SINA Corp.	383	26,703
Sino Biopharmaceutical Ltd.	25,000	19,622
SITC International Holdings Co. Ltd.	14,000	8,695
SOHO China Ltd.	8,000	4,047
Sunac China Holdings Ltd.	10,000	8,883
Sunny Optical Technology Group Co. Ltd.	4,000	23,438
TAL Education Group ADR (a)	302	24,459
Tarena International, Inc. ADR	155	2,292
Tech Pro Technology Development Ltd. (a)	6,000	133
Tencent Holdings Ltd.	38,200	998,754
Texhong Textile Group Ltd.	1,500	2,073
The United Laboratories International Holdings Ltd. (a)	8,000	4,979
Tianneng Power International Ltd.	2,000	1,761
Tibet Water Resources Ltd.	19,000	8,157
Tingyi (Cayman Islands) Holding Corp.	12,000	13,641
Tongda Group Holdings Ltd.	40,000	11,177
Towngas China Co. Ltd.	17,000	9,262
TPK Holding Co. Ltd. (a)	1,000	1,869
Truly International Holdings Ltd.	8,000	3,261
Tuniu Corp. Class A sponsored ADR (a)	220	1,993
Value Partners Group Ltd.	7,000	6,010
Vinda International Holdings Ltd.	1,000	1,985
Vipshop Holdings Ltd. ADR (a)	2,636	29,840
Vision Fame International Holding Ltd. (a)	10,000	2,831
Want Want China Holdings Ltd.	45,000	32,105
Weibo Corp. sponsored ADR (a)	196	9,451
WH Group Ltd.	53,500	40,636
Wynn Macau Ltd.	10,400	18,914
Xingda International Holdings Ltd.	12,000	5,819
Xinyi Glass Holdings Ltd.	12,000	10,794
Xinyi Solar Holdings Ltd.	18,000	6,223
Yeong Guan Energy Technology Group Co. Ltd.	1,000	3,334
Yingde Gases Group Co. Ltd.	2,500	1,515
Yuzhou Properties Co.	12,000	3,934
YY, Inc. ADR (a)	186	7,641
Zhen Ding Technology Holding Ltd.	5,000	10,484
Zhongsheng Group Holdings Ltd. Class H	3,500	4,351

TOTAL CAYMAN ISLANDS		4,430,482

Chile - 0.2%
AES Gener SA	33,625	11,717
Aguas Andinas SA	12,701	6,896
Banco de Chile	218,096	25,997
Banco de Credito e Inversiones	180	9,254
Banco Santander Chile	400,009	21,648
CAP SA	271	2,495
Cencosud SA	8,592	25,038
Colbun SA	46,368	8,829
Compania Cervecerias Unidas SA	1,897	21,480
Compania de Petroleos de Chile SA (COPEC)	2,581	26,404
CorpBanca SA	1,354,577	11,092
E-CL SA	2,081	3,433
Empresa Nacional de Electricidad SA	18,112	11,653
Empresa Nacional de Telecomunicaciones SA (ENTEL) (a)	996	10,776
Empresas CMPC SA	11,189	24,085
Enel Chile SA	106,988	10,310
Enersis SA	169,450	30,307
Inversiones Aguas Metropolitanas SA	6,282	9,047
Inversiones La Construccion SA	388	5,055
LATAM Airlines Group SA (a)	2,024	18,705
Parque Arauco SA	2,844	6,906
Ripley Corp. SA	2,460	1,479
S.A.C.I. Falabella	3,305	26,789
Sonda SA	1,925	3,131
Vina Concha y Toro SA	1,208	1,965

TOTAL CHILE		334,491

China - 1.9%
Agricultural Bank of China Ltd. (H Shares)	168,000	70,177
Air China Ltd. (H Shares)	12,000	8,586
Aluminum Corp. of China Ltd. (H Shares) (a)	24,000	12,396
Anhui Conch Cement Co. Ltd. (H Shares)	7,000	22,526
Anhui Expressway Co. Ltd. (H Shares)	2,000	1,485
Anhui Gujing Distillery Co. Ltd. (B Shares)	500	1,823
AviChina Industry & Technology Co. Ltd. (H Shares)	32,000	23,490
Bank Communications Co. Ltd. (H Shares)	56,000	41,190
Bank of China Ltd. (H Shares)	522,000	236,423
Beijing Capital International Airport Co. Ltd. (H Shares)	12,000	11,609
Beijing Capital Land Ltd. (H Shares)	12,000	4,744
BYD Co. Ltd. (H Shares)	3,500	19,362
Central China Securities Co. Ltd.	3,000	1,525
CGN Power Co. Ltd. (H Shares)	67,000	18,893
China BlueChemical Ltd. (H Shares)	6,000	2,084
China Cinda Asset Management Co. Ltd. (H Shares)	56,000	19,400
China CITIC Bank Corp. Ltd. (H Shares)	62,000	40,778
China Coal Energy Co. Ltd. (H Shares) (a)	10,000	5,215
China Communications Construction Co. Ltd. (H Shares)	36,000	43,329
China Communications Services Corp. Ltd. (H Shares)	20,000	13,595
China Construction Bank Corp. (H Shares)	567,000	420,368
China Everbright Bank Co. Ltd. (H Shares)	16,000	7,701
China Fangda Group Co. Ltd. Class B	7,000	6,920
China Galaxy Securities Co. Ltd. (H Shares)	17,000	15,782
China Huarong Asset Management Co. Ltd. (a)	36,000	13,647
China Life Insurance Co. Ltd. (H Shares)	51,000	140,484
China Longyuan Power Grid Corp. Ltd. (H Shares)	18,000	14,703
China Merchants Bank Co. Ltd. (H Shares)	27,500	68,870
China Minsheng Banking Corp. Ltd. (H Shares)	37,000	40,719
China National Building Materials Co. Ltd. (H Shares)	32,000	18,714
China Oilfield Services Ltd. (H Shares)	20,000	21,335
China Pacific Insurance (Group) Co. Ltd. (H Shares)	18,600	66,067
China Petroleum & Chemical Corp. (H Shares)	178,000	140,607
China Railway Construction Corp. Ltd. (H Shares)	13,500	18,731
China Railway Group Ltd. (H Shares)	28,000	24,509
China Shenhua Energy Co. Ltd. (H Shares)	22,500	47,549
China Southern Airlines Ltd. (H Shares)	12,000	6,873
China Telecom Corp. Ltd. (H Shares)	92,000	43,437
China Vanke Co. Ltd. (H Shares)	8,400	21,309
Chongqing Changan Automobile Co. Ltd. (B Shares)	8,900	12,618
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	18,000	10,961
CITIC Securities Co. Ltd. (H Shares)	20,500	41,716
CRRC Corp. Ltd. (H Shares)	24,000	23,355
Dazhong Transport Group Co. Ltd. (B Shares)	6,300	4,492
Dongfeng Motor Group Co. Ltd. (H Shares)	16,000	16,962
eHi Car Service Co. Ltd. sponsored ADR (a)	203	2,056
Fuyao Glass Industries Group Co. Ltd.	2,000	5,911
GF Securities Co. Ltd. (H Shares)	7,400	15,821
Great Wall Motor Co. Ltd. (H Shares)	17,000	17,034
Guangdong Kelon Electrical Holdings Ltd. Series H	2,000	1,818
Guangzhou Automobile Group Co. Ltd. (H Shares)	14,000	19,093
Guangzhou R&F Properties Co. Ltd. (H Shares)	4,400	5,643
Haitong Securities Co. Ltd. (H Shares)	23,600	42,342
Hangzhou Steam Turbine Co. Ltd. (a)	1,600	1,695
Huadian Fuxin Energy Corp. Ltd. (H Shares)	14,000	3,251
Huaneng Power International, Inc. (H Shares)	46,000	29,840
Huaneng Renewables Corp. Ltd. (H Shares)	20,000	6,207
Huatai Securities Co. Ltd. (H Shares)	7,400	14,271
Industrial & Commercial Bank of China Ltd. (H Shares)	481,000	294,076
Inner Mongolia Eerduosi Resourses Co. Ltd. (B Shares)	3,400	3,414
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	11,500	11,592
Jiangsu Expressway Co. Ltd. (H Shares)	8,000	10,019
Jiangxi Copper Co. Ltd. (H Shares)	7,000	12,089
Kama Co. Ltd. (a)	2,000	2,222
Lao Feng Xiang Co. Ltd. (B Shares)	2,600	9,142
Livzon Pharmaceutical Group, Inc.	500	2,863
Luoyang Glass Co. Ltd. Class H (a)	4,000	2,680
New China Life Insurance Co. Ltd. (H Shares)	5,500	26,537
People's Insurance Co. of China Group (H Shares)	42,000	16,360
PetroChina Co. Ltd. (H Shares)	142,000	112,809
PICC Property & Casualty Co. Ltd. (H Shares)	30,000	45,349
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	34,000	174,412
Qingdao Port International Co. Ltd.	2,000	1,141
Shandong Airlines Co. Ltd.	1,300	2,818
Shandong Chenming Paper Holdings Ltd. (B Shares)	4,200	4,466
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	8,000	5,233
Shanghai Baosight Software Co. Ltd.	600	918
Shanghai Chengtou Hold Co. Ltd.	1,100	3,251
Shanghai Chlor Alkali Co. Ltd. (B Shares) (a)	2,300	1,785
Shanghai Electric Group Co. Ltd. (H Shares) (a)	22,000	10,012
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	3,500	11,612
Shanghai Haixin Group Co. Ltd. (B Shares) (a)	2,100	1,661
Shanghai Jin Jiang International Travel Co. Ltd.	1,000	3,469
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	11,080	15,977
Shanghai Pharma Holding Co. Ltd. (H Shares)	2,800	7,131
Shenzhen Expressway Co. (H Shares)	2,000	1,822
Sichuan Expressway Co. Ltd. (H Shares)	4,000	1,524
Sinopec Engineering Group Co. Ltd. (H Shares)	10,500	8,527
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	28,000	17,338
Sinopharm Group Co. Ltd. (H Shares)	8,400	38,387
Sinotrans Ltd. (H Shares)	10,000	4,170
Tong Ren Tang Technologies Co. Ltd. (H Shares)	3,000	5,337
TravelSky Technology Ltd. (H Shares)	6,000	13,477
Tsingtao Brewery Co. Ltd. (H Shares)	2,000	7,986
Weichai Power Co. Ltd. (H Shares)	9,000	15,948
Xinhua Winshare Publishing and Media Co. Ltd.	2,000	1,786
Yangtze Optical Fibre and Cable Co. Ltd.	2,500	5,301
Yanzhou Coal Mining Co. Ltd. (H Shares)	12,000	9,400
Zhaojin Mining Industry Co. Ltd. (H Shares)	3,500	3,147
Zhejiang Expressway Co. Ltd. (H Shares)	22,000	22,098
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	3,000	17,093
Zijin Mng Group Co. Ltd. (H Shares)	30,000	10,265
ZTE Corp. (H Shares)	9,000	13,993

TOTAL CHINA		3,002,678

Colombia - 0.1%
Almacenes Exito SA	1,204	6,422
Cementos Argos SA	3,333	13,288
Corporacion Financiera Colombiana SA	498	5,868
Ecopetrol SA (a)	27,614	12,982
Grupo de Inversiones Suramerica SA	1,399	18,655
Interconexion Electrica SA ESP	2,797	10,099
Inversiones Argos SA	1,742	11,531

TOTAL COLOMBIA		78,845

Curacao - 0.0%
Sapiens International Corp. NV	128	1,705
Czech Republic - 0.1%
Ceske Energeticke Zavody A/S	1,362	23,338
Komercni Banka A/S	670	23,689
MONETA Money Bank A/S	6,411	21,156
Philip Morris CR A/S (a)	3	1,585
Telefonica Czech Rep A/S	636	6,581

TOTAL CZECH REPUBLIC		76,349

Denmark - 1.1%
A.P. Moller - Maersk A/S:
Series A	31	49,413
Series B	42	70,397
ALK-Abello A/S	51	7,515
Alm. Brand A/S	262	2,054
Ambu A/S Series B	191	8,166
Bang & Olufsen A/S Series B (a)	152	2,218
Bavarian Nordic A/S (a)	255	9,995
Carlsberg A/S Series B	722	65,194
Christian Hansen Holding A/S	626	38,168
Coloplast A/S Series B	731	52,417
Dampskibsselskabet NORDEN A/S (a)	72	1,280
Danske Bank A/S	4,653	154,887
Det Forenede Dampskibs-Selskab (DFDS) A/S	185	9,040
DONG Energy A/S	484	18,317
DSV de Sammensluttede Vognmaend A/S	1,384	67,186
FLSmidth & Co. A/S	284	13,185
Genmab A/S (a)	415	80,006
GN Store Nord A/S	902	20,126
ISS Holdings A/S	1,181	41,953
Jyske Bank A/S (Reg.)	443	22,766
Matas A/S	555	8,097
NKT Holding A/S	163	12,577
NNIT A/S	144	3,794
Novo Nordisk A/S Series B	12,902	466,275
Novozymes A/S Series B	1,648	64,188
Pandora A/S	767	100,378
Per Aarsleff Holding A/S	44	1,137
Rockwool International A/S Series B	49	8,735
Royal Unibrew A/S	314	11,911
Scandinavian Tobacco Group A/S	366	6,286
Schouw & Co.	48	3,620
SimCorp A/S	276	14,128
Spar Nord Bank A/S	751	8,749
Sydbank A/S	565	18,701
TDC A/S	6,675	35,127
Topdanmark A/S (a)	318	8,365
Tryg A/S	708	13,516
Vestas Wind Systems A/S	1,547	108,157
William Demant Holding A/S (a)	763	14,267
Zealand Pharma A/S (a)	117	1,979

TOTAL DENMARK		1,644,270

Egypt - 0.0%
Commercial International Bank SAE	1,955	7,902
Commercial International Bank SAE sponsored GDR	4,042	16,067
EFG-Hermes Holding SAE (a)	2,676	3,419
Global Telecom Holding (a)	4,632	1,726
Global Telecom Holding GDR (a)	5,600	10,136
Talaat Moustafa Group Holding	8,836	3,954

TOTAL EGYPT		43,204

Faroe Islands - 0.0%
Bakkafrost	237	9,103
Finland - 0.6%
Amer Group PLC (A Shares)	800	21,219
Atria PLC	200	2,494
Cargotec Corp. (B Shares)	228	10,933
Caverion Corp.	466	3,738
Citycon Oyj	2,212	5,497
Cramo Oyj (B Shares)	166	4,130
Elisa Corp. (A Shares)	965	32,533
F-Secure Oyj	458	1,602
Fortum Corp.	3,219	51,394
Huhtamaki Oyj	580	21,288
KCI Konecranes Oyj	287	11,262
Kemira Oyj	643	8,059
Kesko Oyj	441	22,303
Kone Oyj (B Shares)	2,115	95,664
M-real OYJ (B Shares)	1,227	8,384
Metso Corp.	786	24,148
Neste Oyj	777	27,059
Nokia Corp.	40,836	183,361
Nokian Tyres PLC	709	26,573
Oriola-KD Oyj	973	4,611
Orion Oyj (B Shares)	939	43,709
Outokumpu Oyj (A Shares)	1,927	17,214
Outotec Oyj (a)	1,017	5,780
PK Cables OY	176	4,448
Ramirent Oyj	747	5,564
Sampo Oyj (A Shares)	2,889	133,785
Sanoma Corp.	353	3,209
Sponda Oyj	969	4,406
Stora Enso Oyj (R Shares)	4,137	46,981
Technopolis PLC	1,520	5,054
TietoEnator Oyj	359	9,944
UPM-Kymmene Corp.	3,463	78,504
Uponor Oyj	435	7,866
Valmet Corp.	658	10,392
Wartsila Corp.	917	45,981
YIT-Yhtyma OY	631	5,007

TOTAL FINLAND		994,096

France - 5.4%
Accor SA	1,085	43,928
Aeroports de Paris	171	18,958
Air France KLM (Reg.) (a)	715	3,780
Air Liquide SA	2,576	278,115
Akka Technologies SA	29	1,179
Albioma	200	3,411
Alstom SA (a)	1,243	35,223
Altamir	230	3,287
ALTEN	191	14,227
Altran Technologies SA	1,015	15,016
Arkema SA	457	45,091
Atos Origin SA	533	56,669
AXA SA	13,016	319,898
Beneteau SA	190	2,338
BIC SA	217	28,356
BNP Paribas SA	7,162	457,543
Boiron SA	91	8,399
Bollore Group (a)	9	37
Bollore Group	6,648	26,546
Bonduelle SCA	219	5,648
Bourbon Corp. (FR)	123	1,479
Bouygues SA	1,755	63,760
Bureau Veritas SA	2,399	46,926
Capgemini SA	1,100	89,498
Carrefour SA	3,947	96,528
Casino Guichard Perrachon SA	493	26,556
CEGID SA	15	1,102
Cellectis SA (a)	41	736
Christian Dior SA	349	74,878
CNP Assurances	970	18,204
Coface SA	740	4,777
Compagnie de St. Gobain	3,285	161,411
Compagnie Generale de Geophysique SA (a)	38	382
Compagnie Plastic Omnium	396	13,423
Credit Agricole SA	7,695	101,882
Danone SA	3,896	244,235
Dassault Aviation SA	22	25,349
Dassault Systemes SA	818	63,296
DBV Technologies SA (a)	100	6,809
Derichebourg	937	4,309
Devoteam SA	64	4,027
Edenred SA	1,318	28,690
EDF SA	1,491	14,679
Eiffage SA	441	31,696
Elior SA	645	14,413
Elis SA	783	14,018
Elis SA rights 2/3/17 (a)	783	806
Engie	10,524	125,706
Eramet SA (a)	33	1,895
Essilor International SA	1,396	163,357
Etablissements Maurel & Prom (a)	1,764	8,074
Euler Hermes SA	191	17,235
Eurazeo SA	394	24,235
Europcar Groupe SA (a)	420	4,443
Eutelsat Communications	1,330	22,649
Faiveley Transport	152	16,438
Faurecia SA	411	17,825
Fonciere des Regions	177	14,722
Fonciere Financiere et Part SA	45	3,920
Gaztransport et Technigaz SA	110	4,535
Gecina SA	328	42,241
Genfit (a)	141	3,108
Groupe Eurotunnel SA	3,258	30,271
Groupe FNAC SA (a)	118	7,643
Guerbet	15	1,297
Havas SA	1,675	15,055
Hermes International SCA	171	74,290
ICADE	233	16,480
ID Logistics Group (a)	10	1,538
Iliad SA	176	37,609
Imerys SA	206	16,525
Ingenico SA	316	26,628
Innate Pharma SA (a)	267	3,756
Interparfums SA	95	2,882
Ipsen SA	230	17,802
Ipsos SA	284	9,401
JCDecaux SA	486	15,524
Kering SA	506	120,279
Klepierre SA	1,467	55,664
Korian	286	8,182
L'Oreal SA	1,617	293,864
Lagardere S.C.A. (Reg.)	711	17,814
Legrand SA	1,856	107,751
LVMH Moet Hennessy - Louis Vuitton SA	1,800	362,742
M6 Metropole Television SA	274	5,382
Maisons du Monde SA	102	2,877
Marie Brizard Wine & Spirits SA (a)	69	1,245
Mercialys SA	611	11,958
Michelin CGDE Series B	1,186	127,235
Natixis SA	6,268	37,113
Naturex SA (a)	88	8,198
Neopost SA	255	8,421
Nexans SA (a)	213	12,350
Nexity	317	15,556
Orange SA	12,993	201,709
Orpea	358	29,139
Pernod Ricard SA	1,460	170,767
Peugeot Citroen SA (a)	3,009	55,869
Publicis Groupe SA	1,344	92,216
Rallye SA	134	2,973
Remy Cointreau SA	177	16,067
Renault SA	1,341	120,702
Rexel SA	1,891	32,876
Rubis	253	21,286
Safran SA	2,035	137,738
Sanofi SA	7,798	626,776
Sartorius Stedim Biotech	193	11,667
Schneider Electric SA	3,691	263,849
SCOR SE	1,055	35,705
SEB SA	131	16,482
SFR Group SA (a)	501	14,527
Societe Generale Series A	5,254	256,855
Sodexo SA	604	66,734
Soitec SA (a)	1,985	3,771
Sopra Steria Group	108	12,516
SPIE SA	677	15,347
SR Teleperformance SA	358	38,302
Suez Environnement SA	2,063	31,245
Tarkett SA	163	6,329
Technicolor SA	2,459	10,538
Television Francaise 1 SA	1,024	11,264
Thales SA	726	68,011
The Lisi Group	85	3,075
The Vicat Group	111	6,741
Total SA	14,709	744,205
Trigano SA	49	4,390
Ubisoft Entertainment SA (a)	641	21,049
Unibail-Rodamco	667	153,711
Valeo SA	1,675	102,197
Vallourec SA (a)	1,912	13,565
Veolia Environnement SA	3,655	62,257
Vilmorin & Cie	17	1,141
VINCI SA	3,425	239,954
Virbac SA (a)	42	7,737
Vivendi SA	7,060	129,453
Wendel SA	268	31,679
Worldline SA (a)(b)	310	8,358
Zodiac Aerospace	1,282	38,888

TOTAL FRANCE		8,404,893

Germany - 5.2%
Aareal Bank AG	367	14,163
adidas AG	1,260	198,109
ADLER Real Estate AG (a)	111	1,623
ADVA Optical Networking SE (a)	851	7,105
Aixtron AG (a)	417	1,537
Allianz SE	2,973	505,304
alstria office REIT-AG	1,201	14,994
Amadeus Fire AG	22	1,734
AURELIUS AG	139	8,755
Aurubis AG	234	13,762
Axel Springer Verlag AG	208	10,939
BASF AG	5,999	577,134
Bayer AG	5,559	617,489
Bayerische Motoren Werke AG (BMW)	2,145	194,898
BayWa AG	32	1,085
Bechtle AG	123	12,457
Beiersdorf AG	645	57,053
Bertrandt AG	78	7,764
Bijou Brigitte Modische Accessoires AG	21	1,269
Bilfinger Berger AG (a)	258	10,685
Biotest AG	112	2,115
Borussia Dortmund GmbH & Co. KGaA	872	5,012
Brenntag AG	1,008	58,476
CANCOM AG	80	3,747
Capital Stage AG	315	2,064
Carl Zeiss Meditec AG	268	9,997
CENTROTEC Sustainable AG	123	2,122
CeWe Color Holding AG	27	2,193
Commerzbank AG	6,894	59,633
CompuGroup Medical AG	127	4,990
Continental AG	725	141,423
Covestro AG	438	32,856
CTS Eventim AG	403	13,967
Daimler AG (Germany)	6,226	466,099
Deutsche Bank AG (a)	9,490	188,396
Deutsche Borse AG (a)	1,327	122,106
Deutsche EuroShop AG	220	9,133
Deutsche Lufthansa AG	1,572	20,932
Deutsche Pfandbriefbank AG	766	7,782
Deutsche Post AG	5,891	196,853
Deutsche Telekom AG	20,587	360,417
Deutsche Wohnen AG (Bearer)	2,452	79,779
Deutz AG	219	1,451
DIC Asset AG	191	1,887
Draegerwerk AG & Co. KGaA	22	1,551
Drillisch AG	289	13,359
Duerr AG	190	16,415
E.ON AG	13,910	106,658
ElringKlinger AG	62	1,097
Evonik Industries AG	1,015	32,849
Evotec OAI AG (a)	521	3,959
Fraport AG Frankfurt Airport Services Worldwide	402	23,981
Freenet AG	890	26,671
Fresenius Medical Care AG & Co. KGaA	1,478	120,641
Fresenius SE & Co. KGaA	2,720	214,140
GEA Group AG	1,132	46,729
Gerresheimer AG	241	19,569
Gerry Weber International AG (Bearer)	514	5,970
GESCO AG	102	2,518
GFT Technologies AG	96	2,003
Gildemeister AG	298	14,370
Grammer AG	44	2,476
Grenkeleasing AG	63	10,518
Hamborner (REIT) AG	941	9,093
Hamburger Hafen und Logistik AG	69	1,404
Hannover Reuck SE	378	41,478
HeidelbergCement Finance AG	1,080	103,925
Heidelberger Druckmaschinen AG (a)	2,446	6,398
Henkel AG & Co. KGaA	570	59,956
Hochtief AG	131	18,589
Hugo Boss AG	410	26,246
INDUS Holding AG	90	5,127
Infineon Technologies AG	8,009	146,891
Innogy SE	1,067	36,496
Isra Vision AG	19	2,297
Jenoptik AG	243	4,642
K&S AG	1,575	39,853
KION Group AG	431	26,194
Kloeckner & Co. AG (a)	342	4,452
Koenig & Bauer AG (a)	131	6,951
Krones AG	91	9,282
KUKA AG	39	3,719
KWS Saat AG	21	6,583
Lanxess AG	602	43,638
LEG Immobilien AG	412	32,316
LEONI AG	247	9,884
Linde AG	1,258	204,313
MAN SE	207	21,441
Merck KGaA	936	102,708
Metro AG	1,155	39,412
Morphosys AG (a)	154	7,971
MTU Aero Engines Holdings AG	326	38,922
Muenchener Rueckversicherungs AG	1,038	195,462
Nemetschek Se	152	7,758
Nordex Se (a)	467	9,815
NORMA Group AG	288	12,810
Open Business Club AG	6	1,172
OSRAM Licht AG	672	38,904
Patrizia Immobilien AG	352	5,652
Pfeiffer Vacuum Technology AG	106	11,488
ProSiebenSat.1 Media AG	1,536	65,344
Rational AG	21	9,521
Rheinmetall AG	229	17,512
Rhoen-Klinikum AG	272	7,433
RIB Software AG	115	1,469
RWE AG (a)	3,230	42,731
Salzgitter AG	253	9,676
SAP AG	6,443	589,214
Schaeffler AG	1,028	16,613
SGL Carbon AG (a)	795	6,904
Siemens AG	5,043	632,856
Siltronic AG (a)	58	3,101
Sixt AG	178	9,235
SLM Solutions Group AG (a)	43	1,648
SMA Solar Technology AG	29	744
Software AG (Bearer)	382	13,746
Stada Arzneimittel AG	367	18,816
STRATEC Biomedical Systems AG	16	841
Stroer Out-of-Home Media AG	220	10,806
Suedzucker AG (Bearer)	446	11,762
SURTECO SE	60	1,531
Symrise AG	776	46,618
TAG Immobilien AG	1,230	16,584
Takkt AG	115	2,567
Telefonica Deutschland Holding AG	4,887	20,363
Thyssenkrupp AG	2,709	68,284
TLG Immobilien AG	678	12,867
TUI AG	3,740	54,671
Uniper SE (a)	1,332	18,901
United Internet AG	1,031	43,066
Volkswagen AG	185	29,636
Vonovia SE	3,267	106,754
Vossloh AG (a)	38	2,446
Wacker Chemie AG	95	11,445
Wacker Construction Equipment AG	72	1,180
Wincor Nixdorf AG	34	2,420
Wirecard AG	809	39,133
Wustenrot & Wurttembergische AG	99	2,004
Zalando SE (a)	546	21,516
Zooplus AG (a)	18	2,558

TOTAL GERMANY		8,034,521

Gibraltar - 0.0%
888 Holdings PLC	351	994
Greece - 0.1%
Alpha Bank AE (a)	8,590	15,208
EFG Eurobank Ergasias SA (a)	9,532	5,788
Ff Group (a)	273	5,222
Greek Organization of Football Prognostics SA	1,636	14,482
Grivalia Properties REIC	251	2,151
Hellenic Exchanges Holding SA	387	1,867
Hellenic Petroleum SA (a)	431	2,015
Hellenic Telecommunications Organization SA	1,399	12,731
Jumbo SA	525	7,368
Motor Oil (HELLAS) Corinth Refineries SA	297	4,264
Mytilineos Holdings SA (a)	301	2,093
National Bank of Greece SA (a)	30,260	7,241
Piraeus Bank SA (a)	34,859	6,661
Public Power Corp. of Greece (a)	446	1,247
Titan Cement Co. SA (Reg.)	351	7,885

TOTAL GREECE		96,223

Hong Kong - 2.2%
AIA Group Ltd.	80,600	499,023
Bank of East Asia Ltd.	11,214	47,766
Beijing Enterprises Holdings Ltd.	3,500	17,447
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	2,000	2,695
BOC Hong Kong (Holdings) Ltd.	26,500	105,944
BYD Electronic International Co. Ltd.	3,500	2,808
Cathay Pacific Airways Ltd.	10,000	13,544
Champion (REIT)	29,000	15,663
China Agri-Industries Holdings Ltd. (a)	22,000	10,150
China Everbright International Ltd.	14,000	16,979
China Everbright Ltd.	16,000	30,548
China Jinmao Holdings Group Ltd.	18,000	5,283
China Merchants China Direct Investments Ltd.	2,000	3,000
China Merchants Holdings International Co. Ltd.	8,055	21,534
China Mobile Ltd.	40,500	455,731
China Overseas Land and Investment Ltd.	24,000	70,475
China Power International Development Ltd.	53,000	19,100
China Resources Beer Holdings Co. Ltd. (a)	10,666	21,664
China Resources Power Holdings Co. Ltd.	14,000	24,045
China South City Holdings Ltd.	8,000	1,714
China Strategic Holdings Ltd. (a)	105,000	2,184
China Taiping Insurance Group Ltd. (a)	12,400	27,165
China Travel International Investment HK Ltd.	30,000	8,392
China Unicom Ltd.	38,000	44,852
CITIC 1616 Holdings Ltd.	9,000	2,936
CITIC Pacific Ltd.	35,000	51,887
CLP Holdings Ltd.	11,000	107,366
CNOOC Ltd.	128,000	159,841
CSPC Pharmaceutical Group Ltd.	44,000	49,520
Dah Sing Banking Group Ltd.	6,000	11,701
Dah Sing Financial Holdings Ltd.	1,600	12,355
Far East Horizon Ltd.	17,000	15,498
Fosun International Ltd.	27,000	40,979
Fushan International Energy Group Ltd.	12,000	2,341
Galaxy Entertainment Group Ltd.	16,000	75,998
Guangdong Investment Ltd.	16,000	19,854
Guotai Junan International Holdings Ltd.	12,000	3,932
GZI (REIT)	10,000	5,494
Hang Lung Group Ltd.	5,000	19,176
Hang Lung Properties Ltd.	18,000	44,299
Hang Seng Bank Ltd.	5,100	103,953
Henderson Land Development Co. Ltd.	8,000	44,160
HK Electric Investments & HK Electric Investments Ltd. unit	14,500	12,103
Hong Kong & China Gas Co. Ltd.	48,300	90,939
Hong Kong Exchanges and Clearing Ltd.	7,715	186,602
Hopewell Holdings Ltd.	11,000	39,277
Hua Hong Semiconductor Ltd.	8,000	8,905
Hysan Development Co. Ltd.	4,000	18,230
Kowloon Development Co. Ltd.	27,000	25,409
Lenovo Group Ltd.	42,000	27,511
Link (REIT)	15,500	105,921
Melco International Development Ltd.	6,000	9,051
MMG Ltd. (a)	12,000	3,982
MTR Corp. Ltd.	10,000	50,802
New World Development Co. Ltd.	41,679	48,089
PCCW Ltd.	25,000	15,174
Poly Property Group Co. Ltd. (a)	9,000	3,500
Power Assets Holdings Ltd.	9,500	91,028
Prosperity (REIT)	13,000	5,270
Regal (REIT)	52,000	14,110
Shanghai Industrial Holdings Ltd.	7,000	18,839
Shenzhen Investment Ltd.	30,000	12,198
Shun Tak Holdings Ltd.	22,000	7,603
Sino Land Ltd.	22,000	36,352
Sino-Ocean Group Holding Ltd.	22,000	9,475
Sinotrans Shipping Ltd. (a)	24,000	4,914
Sinotruk Hong Kong Ltd.	4,500	3,374
SJM Holdings Ltd.	12,000	9,535
Sun Art Retail Group Ltd.	17,000	17,113
Sun Hung Kai Properties Ltd.	10,000	137,611
Sunlight (REIT)	13,000	7,856
Swire Pacific Ltd. (A Shares)	4,000	40,752
Swire Properties Ltd.	9,400	26,449
Techtronic Industries Co. Ltd.	8,000	27,669
Television Broadcasts Ltd.	1,400	5,370
Universal Medical Financial & Technical Advisory Services Co. Ltd.	3,000	2,504
Wharf Holdings Ltd.	10,000	74,983
Wheelock and Co. Ltd.	5,000	30,390
Winteam Pharmaceutical Group Ltd.	22,000	10,367
Yuexiu Property Co. Ltd.	34,000	4,972

TOTAL HONG KONG		3,483,225

Hungary - 0.1%
Magyar Telekom PLC	3,994	7,135
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	218	15,373
OTP Bank PLC	1,649	50,679
Richter Gedeon PLC	1,066	22,953

TOTAL HUNGARY		96,140

India - 1.6%
ACC Ltd.	151	3,161
Adani Ports & Special Economic Zone	6,060	26,330
Adani Power Ltd. (a)	7,256	3,896
Aditya Birla Fashion and Retail Ltd. (a)	403	896
Aditya Birla Nuvo Ltd. (a)	317	6,363
AIA Engineering Ltd.	261	5,236
Ajanta Pharma Ltd.	286	7,219
Alembic Pharmaceuticals Ltd. (a)	109	905
Ambuja Cements Ltd.	4,858	16,481
Apollo Hospitals Enterprise Ltd.	586	10,676
Apollo Tyres Ltd. (a)	1,405	3,754
Arvind Mills Ltd.	780	4,254
Ashok Leyland Ltd. (a)	7,289	9,797
Asian Paints Ltd.	2,210	31,774
Aurobindo Pharma Ltd.	1,551	15,663
Axis Bank Ltd.	10,438	72,045
Bajaj Auto Ltd.	445	18,676
Bajaj Finance Ltd.	876	13,454
Bajaj Finserv Ltd.	249	11,971
Balkrishna Industries Ltd.	173	2,874
Bayer CropScience Ltd. (a)	21	1,272
Berger Paints India Ltd.	998	3,126
Bharat Forge Ltd.	643	8,876
Bharat Heavy Electricals Ltd.	3,866	7,848
Bharat Petroleum Corp. Ltd.	2,907	29,350
Bharti Airtel Ltd.	5,717	29,485
Bharti Infratel Ltd.	3,795	16,514
Biocon Ltd.	442	6,618
Blue Dart Express Ltd. (a)	43	2,773
Bosch Ltd. (a)	43	14,095
Cadila Healthcare Ltd.	1,334	6,926
Cairn India Ltd.	2,387	9,776
Canara Bank Ltd. (a)	248	1,042
CEAT Ltd.	225	3,894
CESC Ltd. GDR	328	3,586
Cipla Ltd. (a)	2,017	17,188
Coal India Ltd.	4,108	18,814
Container Corp. of India Ltd.	91	1,598
Credit Analysis & Research Ltd.	132	2,719
CRISIL Ltd.	197	6,043
Crompton Greaves Consumer Electricals Ltd.	3,254	9,222
Crompton Greaves Ltd. (a)	2,315	2,205
Cyient Ltd.	322	2,198
Dabur India Ltd.	2,888	11,806
Dalmia Bharat Ltd.	293	7,981
Dewan Housing Finance Corp. Ltd. (a)	1,209	5,095
Dish TV India Ltd. (a)	6,556	8,152
Divi's Laboratories Ltd.	587	6,087
Dr. Reddy's Laboratories Ltd. (a)	655	29,483
eClerx Services Ltd.	42	940
Edelweiss Financial Services Ltd.	4,636	7,564
Eicher Motors Ltd.	77	26,264
Engineers India Ltd.	1,276	2,795
Eveready Industries India Ltd. (a)	848	3,058
Exide Industries Ltd. (a)	427	1,248
Federal Bank Ltd. (a)	6,526	7,351
Finolex Cables Ltd.	407	2,654
GAIL India Ltd.	1,689	11,712
Ge Power India Ltd. (a)	330	2,835
Gillette India Ltd.	57	3,561
GlaxoSmithKline Consumer Healthcare Ltd.	27	2,066
Glenmark Pharmaceuticals Ltd. (a)	1,079	14,285
GMR Infrastructure Ltd. (a)	5,938	1,117
Godrej Consumer Products Ltd.	658	15,402
Godrej Industries Ltd. (a)	184	1,168
Great Eastern Shipping Co. Ltd.	242	1,393
Gruh Finance Ltd. (a)	212	1,054
Havells India Ltd.	1,853	11,529
HCL Technologies Ltd.	4,031	48,430
Hero Motocorp Ltd.	275	12,922
Hindalco Industries Ltd. (a)	8,195	23,056
Hindustan Petroleum Corp. Ltd.	2,458	18,981
Hindustan Unilever Ltd.	4,267	54,062
Housing Development Finance Corp. Ltd.	9,624	194,697
ICICI Bank Ltd.	6,429	25,661
Idea Cellular Ltd. (a)	7,332	11,957
IDFC Bank Ltd. (a)	6,188	5,495
Iifl Holdings Ltd.	1,671	7,314
Indiabulls Housing Finance Ltd.	2,454	27,284
Indian Hotels Co. Ltd. (a)	4,352	6,965
Info Edge India Ltd.	238	2,905
Infosys Ltd.	11,564	158,944
Ipca Laboratories Ltd. (a)	338	2,677
IRB Infrastructure Developers Ltd.	395	1,354
ITC Ltd.	21,051	80,475
Jain Irrigation Systems Ltd.	2,015	2,817
Jindal Steel & Power Ltd. (a)	1,808	2,142
JSW Steel Ltd. (a)	4,750	13,941
Jubilant Foodworks Ltd.	592	7,682
Jubilant Life Sciences Ltd. (a)	497	4,942
Kajaria Ceramics Ltd. (a)	1,102	9,456
Kansai Nerolac Paints Ltd. (a)	785	4,007
L&T Finance Holdings Ltd. (a)	4,925	7,116
Larsen & Toubro Ltd.	1,901	40,722
LIC Housing Finance Ltd.	2,091	17,144
Lupin Ltd.	1,657	36,095
Mahindra & Mahindra Financial Services Ltd. (a)	1,897	7,505
Mahindra & Mahindra Ltd.	2,157	39,619
Manappuram General Finance & Leasing Ltd.	1,665	1,947
Marico Ltd.	2,761	10,520
Maruti Suzuki India Ltd.	690	60,239
MindTree Consulting Ltd.	859	5,732
Motherson Sumi Systems Ltd.	2,423	11,910
Mphasis BFL Ltd.	968	8,018
MRF Ltd.	3	2,295
Multi Commodity Exchange of India Ltd. (a)	182	3,163
Muthoot Finance Ltd. (a)	199	901
Natco Pharma Ltd. (a)	103	1,054
Ncc Ltd. (a)	2,630	3,235
Nestle India Ltd.	129	11,181
NTPC Ltd.	10,160	25,936
Oberoi Realty Ltd.	646	2,978
Oil & Natural Gas Corp. Ltd.	7,243	21,730
Page Industries Ltd.	63	13,525
Persistent Systems Ltd.	117	1,030
Pfizer Ltd. (a)	47	1,239
PI Industries Ltd.	295	3,805
Piramal Enterprises Ltd.	412	10,299
Power Finance Corp. Ltd.	3,833	7,389
PVR Ltd. (a)	153	2,787
Rajesh Exports Ltd. (a)	1,185	8,745
RBL Bank Ltd.	690	3,906
Redington India Ltd.	688	1,043
Reliance Capital Ltd. (a)	586	3,906
Reliance Communication Ltd. (a)	5,693	2,884
Reliance Industries Ltd.	8,427	130,458
Reliance Infrastructure Ltd. (a)	1,233	9,400
Repco Home Finance Ltd. (a)	83	812
Rural Electrification Corp. Ltd.	1,550	3,263
Sadbhav Engineering Ltd. (a)	240	986
Sanofi India Ltd.	25	1,523
Shree Cement Ltd.	47	10,760
Shriram Transport Finance Co. Ltd.	886	12,529
Siemens India Ltd.	1,016	17,255
Sintex Industries Ltd. (a)	1,300	1,624
SKF India Ltd. (a)	115	2,186
SKS Microfinance Ltd. (a)	197	2,147
State Bank of India	11,407	43,987
Strides Shasun Ltd. (a)	145	2,354
Sun Pharmaceutical Industries Ltd.	6,149	57,515
Sun TV Ltd.	552	4,330
Sundaram Finance Ltd.	109	2,220
Supreme Industries Ltd.	796	11,071
Suzlon Energy Ltd. (a)	45,292	11,471
Symphony Ltd.	118	2,321
Tata Communications Ltd. (a)	372	3,893
Tata Consultancy Services Ltd.	3,004	99,212
Tata Global Beverages Ltd. (a)	2,784	5,313
Tata Motors Ltd. (a)	8,297	64,340
Tata Motors Ltd. Class A	4,763	23,489
Tata Power Co. Ltd.	8,396	9,924
Tata Steel Ltd. (a)	1,640	11,248
Tech Mahindra Ltd.	1,346	9,015
The Karur Vysya Bank Ltd.	2,920	3,611
The Ramco Cements Ltd. (a)	120	1,249
Thermax Ltd. (a)	107	1,278
Titan Co. Ltd.	2,146	11,508
Tube Investments of India Ltd. (a)	309	2,635
Tvs Motor Co. Ltd.	1,218	6,967
Ultratech Cemco Ltd. (a)	716	39,180
United Spirits Ltd. (a)	406	13,100
UPL Ltd. (a)	3,110	33,385
Vakrangee Ltd. (a)	730	3,304
Vedanta Ltd. (a)	5,764	21,608
Videocon Industries Ltd. (a)	1,566	2,413
Voltas Ltd. (a)	173	838
WABCO India Ltd. (a)	11	902
Whirlpool of India Ltd. (a)	200	2,815
Wipro Ltd.	3,631	24,674
Yes Bank Ltd. (a)	1,817	37,570
Zee Entertainment Enterprises Ltd.	4,971	36,015

TOTAL INDIA		2,562,655

Indonesia - 0.5%
Kresna Graha Investama PT Tbk (a)	71,900	2,315
PT ACE Hardware Indonesia Tbk	126,100	7,036
PT Adaro Energy Tbk	97,300	12,352
PT AKR Corporindo Tbk	7,200	3,599
PT Aneka Tambang Tbk (a)	61,300	3,673
PT Astra International Tbk	145,500	86,630
PT Bank Central Asia Tbk	86,300	98,887
PT Bank CIMB Niaga Tbk (a)	328	24
PT Bank Danamon Indonesia Tbk Series A	27,400	8,537
PT Bank Jabar Banten Tbk	17,800	3,066
PT Bank Mandiri (Persero) Tbk	73,100	59,673
PT Bank Negara Indonesia (Persero) Tbk	55,600	23,735
PT Bank Rakyat Indonesia Tbk	83,800	73,586
PT Bank Tabungan Negara Tbk	44,800	6,392
PT Bumi Serpong Damai Tbk	38,900	5,331
PT Charoen Pokphand Indonesia Tbk	47,500	11,028
PT Ciputra Development Tbk	66,800	6,604
PT Global Mediacom Tbk	14,600	656
PT Gudang Garam Tbk	3,600	16,649
PT Hanjaya Mandala Sampoerna Tbk	53,700	15,484
PT Hanson International Tbk (a)	441,700	5,028
PT Indo Tambangraya Megah Tbk	1,500	1,685
PT Indocement Tunggal Prakarsa Tbk	8,500	9,565
PT Indofood CBP Sukses Makmur Tbk	12,800	8,052
PT Indofood Sukses Makmur Tbk	25,200	14,957
PT Japfa Comfeed Indonesia Tbk	32,300	4,245
PT Jasa Marga Tbk	19,796	6,256
PT Kalbe Farma Tbk	126,600	13,748
PT Kawasan Industri Jababeka Tbk (a)	136,100	2,956
PT Link Net Tbk	2,800	1,048
PT Lippo Karawaci Tbk	147,400	8,114
PT Matahari Department Store Tbk	17,000	18,811
PT Media Nusantara Citra Tbk	27,500	3,491
PT Pakuwon Jati Tbk	133,900	5,616
PT Pembangunan Perumahan Persero Tbk	40,658	10,931
PT Perusahaan Gas Negara Tbk Series B	72,600	15,659
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	17,000	1,973
PT PP Properti Tbk	20,000	1,902
PT Semen Baturaja (Persero) Tbk	10,800	1,941
PT Semen Gresik (Persero) Tbk	16,100	10,882
PT Sitara Propertindo Tbk (a)	49,100	2,445
PT Sugih Energy Tbk (a)	40,500	346
PT Summarecon Agung Tbk	63,300	6,210
PT Surya Citra Media Tbk	52,100	11,003
PT Tambang Batubara Bukit Asam Tbk	4,500	3,909
PT Telkomunikasi Indonesia Tbk Series B	360,900	104,619
PT Tower Bersama Infrastructure Tbk	18,200	6,747
PT Unilever Indonesia Tbk	9,500	29,313
PT United Tractors Tbk	11,500	18,819
PT Waskita Karya Persero Tbk	27,700	5,311
PT Wijaya Karya Persero Tbk	26,726	5,144
PT XL Axiata Tbk (a)	13,300	2,899

TOTAL INDONESIA		788,882

Ireland - 0.4%
Bank of Ireland (a)	168,872	45,210
C&C Group PLC	1,777	7,583
Cairn Homes PLC (a)	5,919	8,099
CRH PLC	5,690	197,362
Dalata Hotel Group PLC (a)	1,469	6,803
DCC PLC (United Kingdom)	576	46,339
Glanbia PLC	1,282	21,658
Grafton Group PLC unit	1,173	8,618
Green REIT PLC	3,549	4,980
Greencore Group PLC	5,242	15,563
Hibernia (REIT) PLC	5,123	6,730
Irish Continental Group PLC unit	1,246	6,349
Irish Residential Properties REIT PLC	974	1,220
James Hardie Industries PLC CDI	3,691	57,889
Kerry Group PLC Class A	1,160	81,520
Kingspan Group PLC (Ireland)	1,075	31,286
Origin Enterprises PLC	532	3,648
Paddy Power Betfair PLC (Ireland)	572	59,771
Permanent Tsb Group Hld PLC (a)	637	1,869
Ryanair Holdings PLC sponsored ADR (a)	165	13,804
Smurfit Kappa Group PLC	1,501	39,536
United Drug PLC (United Kingdom)	1,581	12,749

TOTAL IRELAND		678,586

Isle of Man - 0.1%
Gaming VC Holdings SA	1,774	13,524
Genting Singapore PLC	38,700	26,636
New Europe Property Investments PLC	1,801	20,984
Paysafe Group PLC (a)	2,495	11,987
Playtech Ltd.	1,863	19,429
Redefine International PLC	5,153	2,528

TOTAL ISLE OF MAN		95,088

Israel - 0.5%
Airport City Ltd. (a)	866	9,281
Alony Hetz Properties & Investments Ltd.	432	3,472
Amot Investments Ltd.	781	3,294
Azrieli Group	284	12,959
Bank Hapoalim BM (Reg.)	6,694	40,400
Bank Leumi le-Israel BM (a)	9,952	41,106
Bezeq The Israel Telecommunication Corp. Ltd.	17,565	30,661
Caesarstone Sdot-Yam Ltd. (a)	229	6,950
Cellcom Israel Ltd. (Israel) (a)	309	3,251
Check Point Software Technologies Ltd. (a)	907	89,584
CyberArk Software Ltd. (a)	440	23,346
Delek Group Ltd.	44	9,487
Elbit Systems Ltd. (Israel)	211	23,202
First International Bank of Israel	120	1,803
Formula Systems (1985) Ltd.	126	4,897
Frutarom Industries Ltd.	271	14,299
Gazit-Globe Ltd.	390	3,645
Harel Insurance Investments and Financial Services Ltd.	286	1,434
Israel Chemicals Ltd.	3,609	16,563
Israel Corp. Ltd. (Class A) (a)	55	10,330
Israel Discount Bank Ltd. (Class A) (a)	7,407	15,386
Ituran Location & Control Ltd.	60	1,653
Jerusalem Economy Ltd. (a)	1,266	2,774
Jerusalem Oil Exploration Ltd. (a)	29	1,264
Mazor Robotics Ltd. (a)	176	1,979
Melisron Ltd.	92	4,212
Migdal Insurance & Financial Holdings Ltd. (a)	2,273	2,022
Mizrahi Tefahot Bank Ltd.	1,474	22,668
NeuroDerm Ltd. (a)	223	5,363
NICE Systems Ltd.	579	40,473
Oil Refineries Ltd.	2,892	1,017
Orbotech Ltd. (a)	330	11,514
Partner Communications Co. Ltd. (a)	1,320	7,735
Paz Oil Co. Ltd.	56	8,670
Plus500 Ltd.	388	2,001
Radware Ltd. (a)	101	1,484
Reit 1 Ltd.	493	1,452
Shikun & Binui Ltd.	1,469	3,040
SodaStream International Ltd. (a)	157	6,906
Strauss Group Ltd.	612	9,842
Taro Pharmaceutical Industries Ltd. (a)	122	12,748
Teva Pharmaceutical Industries Ltd. sponsored ADR	6,229	208,235
Tower Semiconductor Ltd. (a)	472	10,086
Wix.com Ltd. (a)	196	10,300

TOTAL ISRAEL		742,788

Italy - 1.2%
A2A SpA	8,974	11,954
ACEA SpA	450	5,504
Amplifon SpA	459	4,638
Anima Holding SpA	1,417	8,428
Ansaldo STS SpA	608	7,679
Assicurazioni Generali SpA	8,015	127,533
Astm SpA	118	1,339
Atlantia SpA	2,835	64,421
Autogrill SpA	898	7,881
Azimut Holding SpA	858	15,375
Banca Generali SpA	345	8,786
Banca IFIS SpA	160	4,335
Banca Mediolanum S.p.A.	1,479	11,304
Banca Monte dei Paschi di Siena SpA (a)	224	3,646
Banca Popolare dell'Emilia Romagna	2,808	15,884
Banca Popolare di Sondrio SCARL	4,168	14,749
Banco BPM SpA	9,401	26,690
Beni Stabili SpA SIIQ	8,733	4,912
Brembo SpA	204	13,059
Brunello Cucinelli SpA	187	4,223
Buzzi Unicem SpA	587	14,448
Cerved Information Solutions SpA	1,068	8,710
Compagnie Industriali Riunite SpA (CIR)	1,763	2,036
Credito Emiliano SpA	217	1,406
Credito Valtellinese SC	2,631	1,377
Danieli & C. Officine Meccaniche SpA	93	1,995
Datalogic SpA	103	2,109
Davide Campari-Milano SpA	1,987	19,905
De Longhi SpA	333	8,293
DiaSorin S.p.A.	131	7,813
Digital Multimedia Technologies SpA	80	4,426
Enav SpA	2,449	8,566
Enel SpA	47,761	199,671
Eni SpA	16,750	257,545
ERG SpA	1,629	18,060
FinecoBank SpA	2,427	14,384
Hera SpA	4,231	9,856
Immobiliare Grande Distribuzione SpA	6,688	5,025
Industria Macchine Automatiche SpA (IMA)	138	9,139
Infrastrutture Wireless Italiane SpA (b)	1,701	8,076
Interpump Group SpA	499	9,367
Intesa Sanpaolo SpA	89,218	209,561
Intesa Sanpaolo SpA (Risparmio Shares)	4,362	9,606
Iren SpA	2,553	4,145
Italgas SpA (a)	3,336	12,676
Italmobiliare SpA	33	1,636
Leonardo SpA (a)	2,558	32,915
Luxottica Group SpA	1,193	64,055
MARR SpA	300	5,823
Mediaset SpA	5,101	21,784
Mediobanca SpA	3,747	32,177
Moncler SpA	881	16,929
OVS	635	3,541
Piaggio & C SpA	1,051	1,743
Poste Italiane SpA	3,340	20,966
Prysmian SpA	1,289	33,479
Rai Way SpA	247	981
Recordati SpA	846	24,028
Reply SpA	42	5,395
Safilo Group SpA (a)	143	1,060
Saipem SpA (a)	42,475	21,665
Salini Impregilo SpA	1,900	5,911
Salvatore Ferragamo Italia SpA	287	7,575
Saras Raffinerie Sarde SpA	2,379	3,670
Snam Rete Gas SpA	18,463	70,156
Societa Cattolica Di Assicurazioni SCRL	864	5,396
Societa Iniziative Autostradali e Servizi SpA (SIAS)	644	5,238
Telecom Italia SpA (a)	72,054	61,960
Terna SpA	9,613	42,111
Tod's SpA	64	4,612
UniCredit SpA	3,653	99,216
Unione di Banche Italiane SCpA	6,572	22,787
Unipol Gruppo Finanziario SpA	2,895	10,676
Unipolsai SpA	7,830	16,279
YOOX SpA (a)	331	8,265
Zignago Vetro SpA	165	1,014

TOTAL ITALY		1,863,578

Japan - 15.7%
77 Bank Ltd.	2,000	9,299
A/S One Corp.	100	4,605
ABC-MART, Inc.	200	11,620
ACOM Co. Ltd. (a)	2,200	9,489
Activia Properties, Inc.	4	19,555
Adastria Co. Ltd.	200	5,367
Adeka Corp.	700	10,205
Advance Residence Investment Corp.	9	23,745
Advantest Corp.	1,000	18,696
Aeon (REIT) Investment Corp.	7	7,626
AEON Co. Ltd.	4,700	67,892
Aeon Delight Co. Ltd.	100	2,874
AEON Financial Service Co. Ltd.	600	10,745
AEON MALL Co. Ltd.	600	8,710
Ai Holdings Corp.	300	5,771
Aica Kogyo Co. Ltd.	400	10,440
Aichi Steel Corp.	100	4,380
Aida Engineering Ltd.	200	1,973
Aiful Corp. (a)	1,900	5,738
Ain Holdings, Inc.	200	14,667
Air Water, Inc.	1,000	18,528
Aisin Seiki Co. Ltd.	1,200	54,946
Ajinomoto Co., Inc.	3,900	76,974
Akita Bank Ltd.	1,000	3,153
Alfresa Holdings Corp.	1,100	18,072
All Nippon Airways Ltd.	7,000	20,800
Alpine Electronics, Inc.	200	2,919
Alps Electric Co. Ltd.	1,200	32,043
Amada Holdings Co. Ltd.	2,200	25,895
Amano Corp.	500	9,578
Anicom Holdings, Inc.	200	4,083
Anritsu Corp.	700	4,836
Aoki International Co. Ltd.	200	2,521
Aoyama Trading Co. Ltd.	400	14,100
Aozora Bank Ltd.	8,000	29,191
ARCS Co. Ltd.	400	9,012
Ariake Japan Co. Ltd.	100	5,296
Asahi Diamond Industrial Co. Ltd.	300	2,248
Asahi Glass Co. Ltd.	7,000	52,077
Asahi Group Holdings	2,800	98,450
Asahi Holdings, Inc.	100	1,985
ASAHI INTECC Co. Ltd.	300	12,222
Asahi Kasei Corp.	9,000	84,094
Asatsu-DK, Inc.	200	5,298
Asics Corp.	1,000	19,493
ASKUL Corp.	100	3,255
Astellas Pharma, Inc.	14,700	197,300
Atom Corp.	300	1,916
Autobacs Seven Co. Ltd.	300	4,650
Avex Group Holdings, Inc.	200	3,009
Axial Retailing, Inc.	100	3,928
Azbil Corp.	400	12,063
Bandai Namco Holdings, Inc.	1,300	35,807
Bank of Kyoto Ltd.	2,000	15,676
Bank of Nagoya Ltd.	100	3,618
Bank of The Ryukyus Ltd.	200	2,678
Belc Co. Ltd.	100	3,684
Benefit One, Inc.	100	2,545
Benesse Holdings, Inc.	400	11,638
Bic Camera, Inc.	400	3,737
BML, Inc.	100	2,409
Bridgestone Corp.	4,300	157,780
Brother Industries Ltd.	1,500	27,739
Bunka Shutter Co. Ltd.	300	2,421
Calbee, Inc.	500	16,274
Calsonic Kansei Corp.	1,000	15,933
Canon Marketing Japan, Inc.	500	9,547
Canon, Inc.	6,900	204,146
Capcom Co. Ltd.	400	8,474
Casio Computer Co. Ltd.	1,400	19,392
Cawachi Ltd.	200	5,147
Central Glass Co. Ltd.	1,000	4,800
Central Japan Railway Co.	900	145,629
Chiba Bank Ltd.	6,000	39,376
Chiyoda Co. Ltd.	100	2,366
Chiyoda Corp.	1,000	6,740
Chofu Seisakusho Co. Ltd.	100	2,284
Chubu Electric Power Co., Inc.	4,500	59,902
Chudenko Corp.	100	2,126
Chugai Pharmaceutical Co. Ltd.	1,800	52,608
Chugoku Electric Power Co., Inc.	1,800	20,246
Chugoku Marine Paints Ltd.	300	2,187
Citizen Watch Co. Ltd.	1,600	9,976
CKD Corp.	300	4,015
Clarion Co. Ltd.	1,000	3,773
Coca-Cola Central Japan Co. Ltd.	600	13,067
Coca-Cola West Co. Ltd.	400	11,602
cocokara fine HOLDINGS, Inc.	100	4,154
COLOPL, Inc.	500	4,326
Colowide Co. Ltd.	200	3,355
Comforia Residential REIT, Inc.	2	4,467
COMSYS Holdings Corp.	700	12,870
Concordia Financial Group Ltd.	7,900	41,854
Cookpad, Inc.	500	4,459
Cosmo Energy Holdings Co. Ltd.	300	5,194
Cosmos Pharmaceutical Corp.	100	18,448
Create Restaurants Holdings, Inc.	200	1,748
Create SD Holdings Co. Ltd.	100	2,204
Credit Saison Co. Ltd.	900	16,436
CyberAgent, Inc.	600	14,874
CYBERDYNE, Inc. (a)	700	9,864
Dai Nippon Printing Co. Ltd.	4,000	40,705
Dai-ichi Mutual Life Insurance Co.	7,300	133,315
Daibiru Corp.	200	1,816
Daicel Chemical Industries Ltd.	1,600	17,742
Daido Metal Co. Ltd.	400	3,734
Daido Steel Co. Ltd.	2,000	9,087
Daifuku Co. Ltd.	500	11,062
Daihen Corp.	1,000	6,439
Daiho Corp.	1,000	4,623
Daiichi Sankyo Kabushiki Kaisha	4,500	100,613
Daiichikosho Co. Ltd.	200	7,944
Daikin Industries Ltd.	1,500	149,123
Daikyo, Inc.	1,000	2,055
DaikyoNishikawa Corp.	100	1,306
Dainippon Sumitomo Pharma Co. Ltd.	900	15,177
Daio Paper Corp.	300	3,369
Daiseki Co. Ltd.	200	3,993
Daito Trust Construction Co. Ltd.	500	69,923
Daiwa House Industry Co. Ltd.	3,800	103,119
Daiwa House REIT Investment Corp.	9	22,669
Daiwa Office Investment Corp.	2	10,522
Daiwa Securities Group, Inc.	12,000	76,893
Daiwabo Holdings Co. Ltd.	1,000	2,471
DCM Japan Holdings Co. Ltd.	800	7,177
DeNA Co. Ltd.	600	13,439
Denki Kagaku Kogyo KK	4,000	19,697
DENSO Corp.	3,200	138,900
Dentsu, Inc.	1,500	69,347
Descente Ltd.	200	2,274
Dexerials Corp.	200	2,200
Dic Corp.	600	18,652
Digital Garage, Inc.	300	5,527
Dip Corp.	100	2,044
Disco Corp.	200	25,578
Dmg Mori Co. Ltd.	800	10,968
Don Quijote Holdings Co. Ltd.	800	29,014
Doshisha Co. Ltd.	100	1,918
Doutor Nichires Holdings Co., Ltd.	100	1,904
Dowa Holdings Co. Ltd.	2,000	17,022
Dr. Ci:Labo Co., Ltd.	100	2,883
DTS Corp.	100	2,264
Duskin Co. Ltd.	200	4,368
Dydo Group Holdings, Inc.	100	5,279
Eagle Industry Co. Ltd.	300	4,039
Earth Chemical Co. Ltd.	100	4,278
East Japan Railway Co.	2,100	190,267
Ebara Corp.	700	21,637
EDION Corp.	200	1,918
Eiken Chemical Co. Ltd.	100	2,574
Eisai Co. Ltd.	1,800	99,079
Eizo Corp.	100	2,816
Electric Power Development Co. Ltd.	900	20,908
en-japan, Inc.	100	1,808
EPS Co. Ltd.	200	2,537
euglena Co. Ltd. (a)	300	3,133
Exedy Corp.	200	5,420
Ezaki Glico Co. Ltd.	300	13,710
FamilyMart Co. Ltd.	541	34,307
Fancl Corp.	200	2,760
Fanuc Corp.	1,300	255,225
Fast Retailing Co. Ltd.	400	126,047
FCC Co. Ltd.	300	5,442
Financial Products Group Co. Ltd.	700	6,274
Foster Electric Co. Ltd.	100	1,569
FP Corp.	200	9,530
Frontier Real Estate Investment Corp.	3	13,657
Fuji Electric Co. Ltd.	3,000	17,775
Fuji Heavy Industries Ltd.	4,200	168,878
Fuji Kyuko Co. Ltd.	1,000	9,494
Fuji Machine Manufacturing Co. Ltd.	300	3,770
Fuji Oil Holdings, Inc.	400	8,006
Fuji Seal International, Inc.	200	4,251
Fuji Soft ABC, Inc.	100	2,458
Fujicco Co. Ltd.	100	2,217
Fujifilm Holdings Corp.	3,000	116,243
Fujikura Ltd.	2,000	12,683
Fujimi, Inc.	200	4,393
Fujimori Kogyo Co. Ltd.	400	10,522
Fujitec Co. Ltd.	300	3,531
Fujitsu General Ltd.	1,000	19,626
Fujitsu Ltd.	12,000	69,996
Fukuda Denshi Co. Ltd.	100	5,695
Fukuoka (REIT) Investment Fund	5	8,024
Fukuoka Financial Group, Inc.	6,000	26,570
Fukushima Industries Corp.	100	3,166
Fukuyama Transporting Co. Ltd.	1,000	5,509
Funai Soken Holdings, Inc.	100	1,551
Furukawa Co. Ltd.	1,000	1,957
Furukawa Electric Co. Ltd.	400	13,586
Futaba Corp.	100	1,745
Futaba Industrial Co. Ltd.	700	4,154
Fuyo General Lease Co. Ltd.	100	4,977
G-Tekt Corp.	100	1,879
Global One Real Estate Investment Corp.	1	3,782
Glory Ltd.	500	15,632
GLP J-REIT	15	17,231
GMO Internet, Inc.	300	4,355
GMO Payment Gateway, Inc.	100	4,977
Goldcrest Co. Ltd.	300	5,330
GREE, Inc.	1,000	5,385
GS Yuasa Corp.	3,000	12,435
Gulliver International Co. Ltd.	400	2,618
GungHo Online Entertainment, Inc.	2,200	4,774
Gunma Bank Ltd.	2,100	11,494
Gunze Ltd.	1,000	3,445
Gurunavi, Inc.	100	2,205
H.I.S. Co. Ltd.	200	5,332
H2O Retailing Corp.	500	8,294
Hakuhodo DY Holdings, Inc.	1,600	19,697
Hamamatsu Photonics K.K.	900	26,025
Hankyu Hanshin Holdings, Inc.	1,500	50,881
Hankyu REIT, Inc.	2	2,747
Hanwa Co. Ltd.	1,000	6,828
Harmonic Drive Systems, Inc.	100	3,016
Haseko Corp.	1,900	20,967
Hazama Ando Corp.	1,300	9,073
Heiwa Corp.	500	12,063
Heiwa Real Estate (REIT), Inc.	3	2,301
Heiwa Real Estate Co. Ltd.	200	2,785
Heiwado Co. Ltd.	200	4,613
Hikari Tsushin, Inc.	200	18,298
Hino Motors Ltd.	1,900	20,109
Hirata Corp.	100	6,837
Hirose Electric Co. Ltd.	200	26,074
Hiroshima Bank Ltd.	3,000	14,055
Hisamitsu Pharmaceutical Co., Inc.	500	25,950
Hitachi Capital Corp.	400	10,291
Hitachi Chemical Co. Ltd.	800	22,744
Hitachi Construction Machinery Co. Ltd.	700	16,138
Hitachi High-Technologies Corp.	400	17,164
Hitachi Koki Co. Ltd.	200	1,536
Hitachi Kokusai Electric, Inc.	400	8,984
Hitachi Ltd.	32,000	183,537
Hitachi Maxell Ltd.	200	4,042
Hitachi Metals Ltd.	1,200	16,643
Hitachi Transport System Ltd.	300	6,146
Hitachi Zosen Corp.	600	3,157
Hogy Medical Co. Ltd.	100	6,111
Hokkaido Electric Power Co., Inc.	1,200	8,694
Hokuetsu Kishu Paper Co. Ltd.	500	3,033
Hokuhoku Financial Group, Inc.	700	12,027
Hokuriku Electric Power Co., Inc.	1,000	10,070
Hokuto Corp.	100	1,809
Honda Motor Co. Ltd.	10,900	324,372
Horiba Ltd.	200	10,522
Hoshino Resorts REIT, Inc.	2	10,681
Hoshizaki Corp.	300	24,471
Hosiden Corp.	200	1,548
House Foods Group, Inc.	400	8,584
Hoya Corp.	2,700	117,699
Hulic (REIT), Inc.	6	10,415
Hulic Co. Ltd.	1,700	16,592
Hyakujushi Bank Ltd.	1,000	3,330
Ibiden Co. Ltd.	800	11,407
IBJ Leasing Co. Ltd.	200	4,384
Ichibanya Co. Ltd.	100	3,286
Ichigo Real Estate Investment Corp.	11	7,346
Ichigo, Inc.	1,700	5,526
Idemitsu Kosan Co. Ltd.	500	15,477
IHI Corp. (a)	10,000	27,013
Iida Group Holdings Co. Ltd.	900	16,859
Inaba Denki Sangyo Co. Ltd.	100	3,547
Inabata & Co. Ltd.	1,000	11,416
Industrial & Infrastructure Fund Investment Corp.	2	9,335
Infomart Corp.	200	1,123
INPEX Corp.	6,900	67,863
Internet Initiative Japan, Inc.	100	1,609
Invesco Office J-REIT, Inc.	6	5,277
Invincible Investment Corp.	17	8,040
Iriso Electronics Co. Ltd.	100	5,597
Iseki & Co. Ltd.	1,000	1,984
Isetan Mitsukoshi Holdings Ltd.	2,200	25,798
Isuzu Motors Ltd.	4,200	56,615
IT Holdings Corp.	500	11,323
ITO EN Ltd.	400	13,285
Itochu Corp.	10,500	144,699
Itochu Enex Co. Ltd.	300	2,434
ITOCHU Techno-Solutions Corp.	300	8,064
Itoham Yonekyu Holdings, Inc. (a)	800	7,078
Iwatani Corp.	1,000	5,580
Iyo Bank Ltd.	1,400	9,411
Izumi Co. Ltd.	200	8,485
J Trust Co. Ltd.	600	6,478
J. Front Retailing Co. Ltd.	1,600	23,141
JACCS Co. Ltd.	1,000	4,526
JAFCO Co. Ltd.	200	6,766
Japan Airlines Co. Ltd.	700	22,331
Japan Airport Terminal Co. Ltd.	300	10,761
Japan Aviation Electronics Industry Ltd.	707	8,654
Japan Display, Inc. (a)	2,500	6,797
Japan Excellent, Inc.	8	9,997
Japan Exchange Group, Inc.	3,800	56,709
Japan Hotel REIT Investment Corp.	23	16,154
Japan Lifeline Co. Ltd.	200	3,737
Japan Logistics Fund, Inc.	5	10,548
Japan Petroleum Exploration Co. Ltd.	300	6,743
Japan Post Bank Co. Ltd.	2,400	29,227
Japan Post Holdings Co. Ltd.	2,700	33,956
Japan Prime Realty Investment Corp.	5	20,060
Japan Real Estate Investment Corp.	9	51,174
Japan Rental Housing Investment, Inc.	12	8,779
Japan Retail Fund Investment Corp.	17	36,376
Japan Securities Finance Co. Ltd.	500	2,688
Japan Steel Works Ltd.	400	7,525
Japan Tobacco, Inc.	7,100	228,890
Japan Wool Textile Co. Ltd.	400	3,135
JCR Pharmaceuticals Co. Ltd.	100	2,335
JEOL Ltd.	1,000	5,031
JFE Holdings, Inc.	3,800	66,704
JGC Corp.	1,300	22,601
JIN Co. Ltd.	100	5,075
Joyful Honda Co. Ltd.	200	5,527
JSR Corp.	1,700	29,209
JTEKT Corp.	1,400	23,063
Juroku Bank Ltd.	3,000	10,415
JVC KENWOOD Holdings, Inc.	700	1,897
JX Holdings, Inc.	13,400	63,208
K's Denki Corp.	600	10,825
kabu.com Securities Co. Ltd.	600	2,051
Kadokawa Dwango Corp.	500	7,727
Kagome Co. Ltd.	500	12,869
Kajima Corp.	6,000	41,821
Kakaku.com, Inc.	1,100	19,913
Kaken Pharmaceutical Co. Ltd.	200	10,132
Kameda Seika Co. Ltd.	100	4,694
Kamigumi Co. Ltd.	2,000	19,449
Kanamoto Co. Ltd.	100	2,608
Kandenko Co. Ltd.	1,000	9,291
Kaneka Corp.	2,000	17,253
Kanematsu Corp.	2,000	3,525
Kansai Electric Power Co., Inc. (a)	5,000	53,339
Kansai Paint Co. Ltd.	1,400	27,204
Kanto Denka Kogyo Co. Ltd.	1,000	9,512
Kao Corp.	3,400	168,118
Kato Sangyo	100	2,401
Kawasaki Heavy Industries Ltd.	8,000	25,153
Kawasaki Kisen Kaisha Ltd.	5,000	12,178
KDDI Corp.	12,200	327,794
Keihan Electric Railway Co., Ltd.	3,000	20,007
Keihin Corp.	200	3,541
Keihin Electric Express Railway Co. Ltd.	3,000	35,205
Keio Corp.	4,000	32,876
Keisei Electric Railway Co.	1,000	23,647
Kenedix Office Investment Corp.	3	17,696
Kenedix Residential Investment Corp.	3	8,330
Kenedix Retail REIT Corp.	3	7,230
Kenedix, Inc.	2,200	8,242
Kewpie Corp.	700	17,471
Keyence Corp.	600	233,124
Kikkoman Corp.	1,000	31,485
Kinden Corp.	700	8,890
Kintetsu Group Holdings Co. Ltd.	12,000	46,125
Kintetsu World Express, Inc.	400	5,527
Kirin Holdings Co. Ltd.	6,000	98,202
Kisoji Co. Ltd.	300	6,255
Kissei Pharmaceutical Co. Ltd.	100	2,442
Kitz Corp.	300	1,831
Kobayashi Pharmaceutical Co. Ltd.	300	13,365
Kobe Steel Ltd. (a)	1,900	18,527
Kohnan Shoji Co. Ltd.	100	1,863
Koito Manufacturing Co. Ltd.	700	37,074
Kokuyo Co. Ltd.	600	7,408
Komatsu Ltd.	6,300	149,175
KOMEDA Holdings Co. Ltd.	100	1,653
KOMERI Co. Ltd.	100	2,357
Komori Corp.	500	6,873
Konami Holdings Corp.	600	24,019
Konica Minolta, Inc.	2,800	29,064
Konoike Transport Co. Ltd.	500	6,603
Kose Corp.	200	17,005
Kotobuki Spirits Co. Ltd.	100	2,419
Kubota Corp.	7,400	117,970
Kumagai Gumi Co. Ltd.	3,000	8,609
Kura Corp. Ltd.	100	4,167
Kurabo Industries Ltd.	3,000	6,244
Kuraray Co. Ltd.	2,800	44,439
Kureha Chemical Industry Co. Ltd.	100	4,247
Kurita Water Industries Ltd.	600	14,241
Kuroda Electric Co. Ltd.	100	2,064
Kusuri No Aoki Holdings Co. Ltd.	100	4,273
Kyb Corp.	1,000	4,880
Kyocera Corp.	2,100	109,436
Kyoei Steel Ltd.	100	2,016
Kyorin Holdings, Inc.	500	10,920
Kyoritsu Maintenance Co. Ltd.	100	6,527
Kyowa Exeo Corp.	700	10,360
Kyowa Hakko Kirin Co., Ltd.	1,700	22,901
Kyudenko Corp.	200	5,429
Kyushu Electric Power Co., Inc.	2,600	28,968
Kyushu Financial Group, Inc.	2,300	15,889
LaSalle Logiport REIT	7	6,671
Lasertec Corp.	200	4,173
Lawson, Inc.	400	29,191
Leopalace21 Corp.	1,400	8,035
LIFE Corp.	100	2,892
LINE Corp.	300	9,632
Lintec Corp.	500	11,181
Lion Corp.	2,000	34,736
LIXIL Group Corp.	1,700	39,748
M3, Inc.	1,500	40,253
Mabuchi Motor Co. Ltd.	300	15,437
Macnica Fuji Electronics Holdings, Inc.	200	2,818
Maeda Corp.	1,000	8,715
Maeda Road Construction Co. Ltd.	1,000	17,279
Makino Milling Machine Co. Ltd.	1,000	8,786
Makita Corp.	700	48,667
Mandom Corp.	100	4,712
Mani, Inc.	100	2,415
Marubeni Corp.	11,300	68,815
Marudai Food Co. Ltd.	1,000	4,340
Maruha Nichiro Corp.	300	8,290
Marui Group Co. Ltd.	1,100	15,744
Maruichi Steel Tube Ltd.	300	10,070
Marusan Securities Co. Ltd.	900	7,620
Matsui Securities Co. Ltd.	400	3,433
Matsumotokiyoshi Holdings Co. Ltd.	200	9,937
Mazda Motor Corp.	4,400	64,751
McDonald's Holdings Co. (Japan) Ltd.	400	10,518
MCJ Co. Ltd.	300	3,074
MCUBS MidCity Investment Corp.	1	3,180
Mebuki Financial Group, Inc.	5,870	22,615
Medipal Holdings Corp.	1,000	16,199
Megachips Corp.	100	2,436
Megmilk Snow Brand Co. Ltd.	300	7,870
Meidensha Corp.	1,000	3,410
Meiji Holdings Co. Ltd.	800	61,925
Meitec Corp.	300	11,279
Micronics Japan Co. Ltd.	100	987
Milbon Co. Ltd.	100	4,371
Minebea Mitsumi, Inc.	2,195	21,870
Miraca Holdings, Inc.	300	13,710
Mirait Holdings Corp.	300	2,737
Miroku Jyoho Service Co., Ltd.	200	2,990
Misumi Group, Inc.	1,600	29,900
Mitsuba Corp.	100	1,740
Mitsubishi Chemical Holdings Corp.	9,800	68,542
Mitsubishi Corp.	10,300	232,573
Mitsubishi Electric Corp.	13,000	198,207
Mitsubishi Estate Co. Ltd.	8,000	153,219
Mitsubishi Gas Chemical Co., Inc.	1,200	23,052
Mitsubishi Heavy Industries Ltd.	23,000	103,664
Mitsubishi Logistics Corp.	1,000	14,224
Mitsubishi Materials Corp.	800	27,314
Mitsubishi Motors Corp. of Japan	4,300	23,345
Mitsubishi Pencil Co. Ltd.	100	5,358
Mitsubishi Shokuhin Co. Ltd.	100	2,980
Mitsubishi Tanabe Pharma Corp.	1,400	28,010
Mitsubishi UFJ Financial Group, Inc.	85,900	550,063
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,300	17,624
Mitsuboshi Belting Ltd.	1,000	8,697
Mitsui & Associates Telepark Corp.	300	4,915
Mitsui & Co. Ltd.	11,800	173,118
Mitsui Chemicals, Inc.	6,000	28,270
Mitsui Engineering & Shipbuilding Co.	4,000	6,483
Mitsui Fudosan Co. Ltd.	6,000	139,040
Mitsui Fudosan Logistics Park, Inc.	1	3,011
Mitsui Mining & Smelting Co. Ltd.	3,000	8,423
Mitsui OSK Lines Ltd.	9,000	28,695
Mitsui Sugar Co. Ltd.	700	15,573
Mitsui-Soko Co. Ltd.	2,000	5,987
Miura Co. Ltd.	600	9,523
mixi, Inc.	300	13,006
Mizuho Financial Group, Inc.	163,300	303,018
Mizuno Corp.	1,000	5,163
Mochida Pharmaceutical Co. Ltd.	100	7,165
Modec, Inc.	300	5,014
Monex Group, Inc.	900	2,383
MonotaRO Co. Ltd.	400	10,500
Mori Hills REIT Investment Corp.	9	12,235
MORI TRUST Sogo (REIT), Inc.	5	8,024
Morinaga & Co. Ltd.	200	8,644
Morinaga Milk Industry Co. Ltd.	1,000	6,882
Morita Holdings Corp.	100	1,417
MOS Food Services, Inc.	100	2,949
MS&AD Insurance Group Holdings, Inc.	3,400	114,277
Murata Manufacturing Co. Ltd.	1,300	175,640
Musashi Seimitsu Industry Co. Ltd.	100	2,754
Nabtesco Corp.	600	15,660
Nachi-Fujikoshi Corp.	1,000	4,907
Nagaileben Co. Ltd.	100	2,263
Nagase & Co. Ltd.	500	6,859
Nagoya Railroad Co. Ltd.	6,000	29,546
Nakanishi, Inc.	100	3,866
Namura Shipbuilding Co. Ltd.	500	3,339
Nankai Electric Railway Co. Ltd.	3,000	14,853
NanoCarrier Co. Ltd. (a)	200	1,440
NEC Corp.	16,000	36,985
NEC System Integration & Constuction Ltd.	100	1,823
Net One Systems Co. Ltd.	900	6,146
New Hampshire Foods Ltd.	1,000	27,234
Nexon Co. Ltd.	1,200	18,301
NEXT Co. Ltd.	200	1,352
NGK Insulators Ltd.	1,700	33,425
NGK Spark Plug Co. Ltd.	1,100	24,784
NHK Spring Co. Ltd.	1,500	15,118
Nichi-iko Pharmaceutical Co. Ltd.	500	7,285
Nichias Corp.	1,000	10,265
Nichicon Corp.	200	1,885
Nichiha Corp.	100	2,565
Nichirei Corp.	900	18,301
Nidec Corp.	1,600	150,350
Nifco, Inc.	300	15,145
Nihon Kohden Corp.	500	11,429
Nihon M&A Center, Inc.	500	14,547
Nihon Parkerizing Co. Ltd.	400	4,899
Nihon Unisys Ltd.	400	5,169
Nikkiso Co. Ltd.	200	1,856
Nikkon Holdings Co. Ltd.	500	10,371
Nikon Corp.	1,900	30,710
Nintendo Co. Ltd.	800	163,745
Nippo Corp.	1,000	18,891
Nippon Accommodations Fund, Inc.	3	13,218
Nippon Building Fund, Inc.	9	51,652
Nippon Densetsu Kogyo Co. Ltd.	100	1,647
Nippon Electric Glass Co. Ltd.	3,000	17,297
Nippon Express Co. Ltd.	5,000	26,526
Nippon Flour Mills Co. Ltd.	500	7,085
Nippon Gas Co. Ltd.	200	5,730
Nippon Kayaku Co. Ltd.	1,000	13,081
Nippon Light Metal Holding Co. Ltd.	4,500	11,000
Nippon Paint Holdings Co. Ltd.	1,000	29,227
Nippon Paper Industries Co. Ltd.	600	10,995
Nippon Prologis REIT, Inc.	9	18,811
Nippon REIT Investment Corp.	3	7,572
Nippon Seiki Co. Ltd.	1,000	21,557
Nippon Sheet Glass Co. Ltd. (a)	900	7,413
Nippon Shinyaku Co. Ltd.	300	15,517
Nippon Shokubai Co. Ltd.	200	13,799
Nippon Signal Co. Ltd.	200	1,897
Nippon Soda Co. Ltd.	1,000	4,871
Nippon Steel & Sumikin Bussan Corp.	100	4,123
Nippon Steel & Sumitomo Metal Corp.	5,600	135,722
Nippon Suisan Kaisha Co. Ltd.	1,500	7,386
Nippon Telegraph & Telephone Corp.	4,400	194,358
Nippon Yusen KK	11,000	23,381
Nipro Corp.	800	8,956
Nishi-Nippon Financial Holdings, Inc. (a)	600	6,308
Nishi-Nippon Railroad Co. Ltd.	2,000	8,857
Nishimatsu Construction Co. Ltd.	1,000	5,004
Nishimatsuya Chain Co. Ltd.	100	1,247
Nishio Rent All Co. Ltd.	100	2,856
Nissan Chemical Industries Co. Ltd.	700	25,016
Nissan Motor Co. Ltd.	16,100	159,280
Nissan Shatai Co. Ltd.	700	6,640
Nissha Printing Co. Ltd.	200	5,491
Nisshin Oillio Group Ltd.	1,000	4,721
Nisshin Seifun Group, Inc.	2,000	30,414
Nisshin Steel Co. Ltd.	400	5,420
Nisshinbo Holdings, Inc.	600	5,723
Nissin Electric Co. Ltd.	400	4,793
Nissin Food Holdings Co. Ltd.	400	21,114
Nissin Kogyo Co. Ltd.	200	3,311
Nitori Holdings Co. Ltd.	500	55,885
Nitta Corp.	100	2,719
Nitto Boseki Co. Ltd.	1,000	4,012
Nitto Denko Corp.	1,100	87,125
Nitto Kogyo Corp.	500	6,828
NKSJ Holdings, Inc.	2,400	87,107
Noevir Holdings Co. Ltd.	100	3,490
NOF Corp.	1,000	10,486
NOK Corp.	500	10,150
NOMURA Co. Ltd.	500	8,693
Nomura Holdings, Inc.	24,900	154,352
Nomura Real Estate Holdings, Inc.	700	12,058
Nomura Real Estate Master Fund, Inc.	28	43,621
Nomura Research Institute Ltd.	770	26,324
Noritz Corp.	100	1,716
North Pacific Bank Ltd.	1,500	6,045
NS Solutions Corp.	300	5,944
NSD Co. Ltd.	200	3,118
NSK Ltd.	3,600	43,808
NTN Corp.	3,000	12,727
NTT Data Corp.	800	40,386
NTT DOCOMO, Inc.	9,000	215,191
NTT Urban Development Co.	1,000	8,803
Obara Group, Inc.	100	4,703
Obayashi Corp.	4,300	40,978
OBIC Business Consultants Ltd.	100	4,721
OBIC Co. Ltd.	400	19,201
Odakyu Electric Railway Co. Ltd.	1,900	37,643
Ogaki Kyoritsu Bank Ltd.	3,000	11,611
Ohsho Food Service Corp.	100	3,879
Oiles Corp.	100	1,784
Oji Holdings Corp.	5,000	22,142
Okamoto Industries, Inc.	1,000	9,432
Okamura Corp.	800	7,936
Okasan Securities Group, Inc.	1,000	6,554
Oki Electric Industry Co. Ltd.	400	5,764
Okuma Corp.	1,000	10,424
Okumura Corp.	1,000	6,058
Olympus Corp.	2,100	72,443
OMRON Corp.	1,200	49,260
Ono Pharmaceutical Co. Ltd.	3,000	61,283
Onward Holdings Co. Ltd.	1,000	7,386
Open House Co. Ltd.	200	4,680
Optex Group Co. Ltd.	100	2,333
Oracle Corp. Japan	200	11,195
Orient Corp. (a)	1,700	3,117
Oriental Land Co. Ltd.	1,400	76,714
ORIX Corp.	9,000	136,064
ORIX JREIT, Inc.	15	24,537
Osaka Gas Co. Ltd.	13,000	48,668
OSG Corp.	700	14,513
Otsuka Corp.	300	15,437
Otsuka Holdings Co. Ltd.	2,700	124,323
Outsourcing, Inc.	100	3,361
Pacific Industrial Co. Ltd.	200	2,476
Pacific Metals Co. Ltd. (a)	1,000	3,162
PALTAC Corp.	100	2,587
PanaHome Corp.	1,000	8,476
Panasonic Corp.	15,100	157,115
Paramount Bed Holdings Co. Ltd.	100	4,021
Park24 Co. Ltd.	700	19,312
Penta-Ocean Construction Co. Ltd.	1,600	7,822
PeptiDream, Inc. (a)	200	9,919
Pigeon Corp.	800	21,681
Pilot Corp.	200	8,122
Piolax, Inc.	100	6,448
Pioneer Corp. (a)	1,500	3,295
Plenus Co. Ltd.	100	2,172
Pola Orbis Holdings, Inc.	200	18,989
Premier Investment Corp.	9	10,482
Press Kogyo Co. Ltd.	500	2,272
Pressance Corp.	200	2,413
Prima Meat Packers Ltd.	1,000	3,906
Raito Kogyo Co. Ltd.	200	2,099
Rakuten, Inc.	6,700	66,905
Recruit Holdings Co. Ltd.	2,500	109,490
Relia, Inc.	200	2,083
Relo Holdings Corp.	100	14,684
Rengo Co. Ltd.	1,000	6,102
Resona Holdings, Inc.	15,800	85,808
Resorttrust, Inc.	500	9,220
Ricoh Co. Ltd.	4,500	40,213
Ricoh Leasing Co. Ltd.	300	9,113
Ringer Hut Co. Ltd.	100	2,088
Rinnai Corp.	200	17,005
Riso Kagaku Corp.	100	1,784
ROHM Co. Ltd.	700	44,885
Rohto Pharmaceutical Co. Ltd.	600	10,389
Round One Corp.	200	1,440
Royal Holdings Co. Ltd.	100	1,697
Ryobi Ltd.	1,000	4,570
Ryohin Keikaku Co. Ltd.	200	37,463
Ryosan Co. Ltd.	200	6,217
Saizeriya Co. Ltd.	100	2,312
Sakata INX Corp.	200	2,622
Sakata Seed Corp.	200	5,730
San-A Co. Ltd.	100	4,632
San-Ai Oil Co. Ltd.	800	6,150
Sanden Holdings Corp.	1,000	3,162
Sangetsu Corp.	300	5,317
Sanken Electric Co. Ltd. (a)	1,000	4,712
Sankyo Co. Ltd. (Gunma)	300	10,030
Sankyo Tateyama, Inc.	400	5,987
Sankyu, Inc.	2,000	12,647
Sanrio Co. Ltd.	200	3,929
Santen Pharmaceutical Co. Ltd.	2,500	31,352
Sanwa Holdings Corp.	1,200	11,170
Sanyo Chemical Industries Ltd.	100	4,366
Sanyo Special Steel Co. Ltd.	1,000	5,305
Sapporo Breweries Ltd.	400	10,408
Sato Holding Corp.	100	2,150
Sawai Pharmaceutical Co. Ltd.	200	10,486
SBI Holdings, Inc. Japan	1,100	15,237
Screen Holdings Co. Ltd.	300	18,785
SCSK Corp.	300	11,279
Secom Co. Ltd.	1,400	101,252
Sega Sammy Holdings, Inc.	1,100	17,302
Seibu Holdings, Inc.	1,000	16,872
Seikagaku Corp.	100	1,472
Seiko Epson Corp.	2,200	45,322
Seiko Holdings Corp.	1,000	3,631
Seino Holdings Co. Ltd.	900	10,402
Seiren Co. Ltd.	200	2,478
Sekisui Chemical Co. Ltd.	2,400	39,196
Sekisui House (REIT), Inc.	6	8,077
Sekisui House Ltd.	4,600	74,494
Sekisui House SI Residential Investment Corp.	7	7,843
Sekisui Jushi Corp.	100	1,595
SENKO Co. Ltd.	500	3,211
Senshu Ikeda Holdings, Inc.	1,600	7,369
Septeni Holdings Co. Ltd.	1,000	3,233
Seria Co. Ltd.	100	6,793
Seven & i Holdings Co. Ltd.	5,100	203,666
Seven Bank Ltd.	3,900	11,191
Sharp Corp. (a)	9,000	24,339
Shiga Bank Ltd.	1,000	5,624
Shikoku Electric Power Co., Inc.	900	8,664
Shima Seiki Manufacturing Ltd.	100	3,454
Shimachu Co. Ltd.	500	12,235
Shimadzu Corp.	2,000	33,815
Shimamura Co. Ltd.	200	26,198
SHIMANO, Inc.	500	78,868
SHIMIZU Corp.	4,000	36,808
Shin-Etsu Chemical Co. Ltd.	2,600	224,446
Shinko Electric Industries Co. Ltd.	300	2,282
Shinmaywa Industries Ltd.	1,000	9,370
Shinsei Bank Ltd.	13,000	22,452
Shionogi & Co. Ltd.	2,100	100,899
Ship Healthcare Holdings, Inc.	200	5,305
Shiseido Co. Ltd.	2,400	67,126
Shizuoka Bank Ltd.	4,000	34,895
Shizuoka Gas Co. Ltd.	300	1,945
SHO-BOND Holdings Co. Ltd.	100	4,247
Shochiku Co. Ltd.	1,000	11,912
Showa Corp.	500	3,441
Showa Denko K.K.	1,100	18,091
Showa Sangyo Co. Ltd.	1,000	5,296
Showa Shell Sekiyu K.K.	1,200	11,765
Siix Corp.	100	3,640
Sintokogio Ltd.	600	5,463
SKY Perfect JSAT Holdings, Inc.	600	2,700
Skylark Co. Ltd.	500	6,771
SMC Corp.	400	109,503
SMS Co., Ltd.	100	2,397
Sodick Co. Ltd.	600	5,245
SoftBank Corp.	6,400	493,055
Sohgo Security Services Co., Ltd.	400	15,039
Sojitz Corp.	10,800	27,835
Sony Corp.	8,400	254,333
Sony Financial Holdings, Inc.	1,000	16,854
Sosei Group Corp. (a)	100	11,593
Sotetsu Holdings, Inc.	4,000	20,229
Square Enix Holdings Co. Ltd.	600	17,164
St. Marc Holdings Co. Ltd.	100	3,016
Stanley Electric Co. Ltd.	1,000	28,208
Star Micronics Co. Ltd.	200	3,038
Start Today Co. Ltd.	1,100	20,683
Starts Corp., Inc.	100	1,740
Sugi Holdings Co. Ltd.	200	9,299
Sumco Corp.	1,200	18,822
Sumitomo Bakelite Co. Ltd.	1,000	5,916
Sumitomo Chemical Co. Ltd.	10,000	53,405
Sumitomo Corp.	8,800	110,360
Sumitomo Electric Industries Ltd.	5,300	77,334
Sumitomo Forestry Co. Ltd.	800	10,989
Sumitomo Heavy Industries Ltd.	3,000	20,671
Sumitomo Metal Mining Co. Ltd.	4,000	54,273
Sumitomo Mitsui Construction Co. Ltd.	3,000	3,188
Sumitomo Mitsui Financial Group, Inc.	9,100	357,011
Sumitomo Mitsui Trust Holdings, Inc.	2,400	89,456
Sumitomo Osaka Cement Co. Ltd.	2,000	8,060
Sumitomo Real Estate Sales Co. Ltd.	100	2,278
Sumitomo Realty & Development Co. Ltd.	3,000	81,410
Sumitomo Riko Co. Ltd.	500	5,168
Sumitomo Rubber Industries Ltd.	1,700	26,574
Sumitomo Seika Chemicals Co. Ltd.	100	4,163
Sundrug Co. Ltd.	200	13,781
Suntory Beverage & Food Ltd.	1,100	46,714
Suzuken Co. Ltd.	500	16,518
Suzuki Motor Corp.	2,400	92,867
Sysmex Corp.	1,000	59,871
T&D Holdings, Inc.	4,200	62,622
Tachi-S Co. Ltd.	100	1,653
Tadano Ltd.	700	8,611
Taiheiyo Cement Corp.	7,000	24,489
Taikisha Ltd.	100	2,472
Taisei Corp.	7,000	49,721
Taisho Pharmaceutical Holdings Co. Ltd.	200	16,863
Taiyo Holdings Co. Ltd.	100	4,043
Taiyo Nippon Sanso Corp.	700	8,283
Taiyo Yuden Co. Ltd.	800	9,785
Takara Bio, Inc.	700	9,932
Takara Holdings, Inc.	1,300	12,423
Takara Leben Co. Ltd.	300	1,679
Takara Standard Co. Ltd.	100	1,685
Takasago International Corp.	100	2,679
Takasago Thermal Engineering Co. Ltd.	500	6,833
Takashimaya Co. Ltd.	2,000	17,235
Takeda Pharmaceutical Co. Ltd.	4,900	205,009
Takeuchi Manufacturing Co. Ltd.	200	4,283
Takuma Co. Ltd.	600	5,202
Tamron Co. Ltd.	300	5,444
TDK Corp.	800	57,603
TechnoPro Holdings, Inc.	300	10,349
TECMO KOEI HOLDINGS CO., LTD.	400	6,788
Teijin Ltd.	1,100	23,245
Tekken Corp.	1,000	2,923
Temp Holdings Co., Ltd.	1,000	17,324
Terumo Corp.	2,300	84,944
The Aichi Bank Ltd.	100	5,783
The Aomori Bank Ltd.	1,000	3,304
The Awa Bank Ltd.	1,000	6,244
The Bank of Iwate Ltd.	100	4,008
The Bank of Okinawa Ltd.	100	3,600
The Bank of Saga Ltd.	3,000	7,679
The Chugoku Bank Ltd.	900	13,264
The Daishi Bank Ltd., Niigata	3,000	13,258
The Eighteenth Bank Ltd.	1,000	3,091
The Hachijuni Bank Ltd.	2,300	13,587
The Hokkoku Bank Ltd.	1,000	3,817
The Hokuetsu Bank Ltd.	100	2,370
The Hyakugo Bank Ltd.	1,000	4,118
The Keiyo Bank Ltd.	1,000	4,605
The Kiyo Bank Ltd.	300	4,780
The Miyazaki Bank Ltd.	1,000	3,321
The Musashino Bank Ltd.	100	2,967
The Nanto Bank Ltd.	100	4,030
The Oita Bank Ltd.	1,000	3,755
The Okinawa Electric Power Co., Inc.	200	4,623
The San-In Godo Bank Ltd.	1,200	10,043
The Shikoku Bank Ltd.	1,000	2,506
The Sumitomo Warehouse Co. Ltd.	1,000	5,385
The Suruga Bank Ltd.	1,000	22,850
The Tochigi Bank Ltd.	400	2,037
The Toho Bank Ltd.	1,000	3,764
The Yamagata Bank Ltd.	1,000	4,287
The Yamanashi Chuo Bank Ltd.	1,000	4,712
THK Co. Ltd.	900	22,247
TKC Corp.	100	3,020
Toagosei Co. Ltd.	600	6,430
Tobu Railway Co. Ltd.	7,000	35,524
Toc Co. Ltd.	200	1,582
Toda Corp.	1,000	5,491
Toei Co. Ltd.	1,000	8,901
Toho Co. Ltd.	800	23,063
Toho Gas Co. Ltd.	3,000	22,398
Toho Holdings Co. Ltd.	200	4,301
Toho Zinc Co. Ltd.	1,000	4,366
Tohoku Electric Power Co., Inc.	3,100	37,779
Tokai Carbon Co. Ltd.	1,000	3,596
TOKAI Holdings Corp.	300	2,139
Tokai Rika Co. Ltd.	400	7,978
Tokai Tokyo Financial Holdings	1,000	5,571
Token Corp.	100	7,068
Tokio Marine Holdings, Inc.	4,600	192,743
Tokuyama Corp. (a)	2,000	8,963
Tokyo Broadcasting System Holding	100	1,721
Tokyo Century Corp.	700	23,838
Tokyo Dome Corp.	800	7,588
Tokyo Electric Power Co., Inc. (a)	10,700	41,034
Tokyo Electron Ltd.	1,000	103,711
Tokyo Gas Co. Ltd.	12,000	53,118
Tokyo Ohka Kogyo Co. Ltd.	200	7,156
Tokyo Seimitsu Co. Ltd.	300	9,831
Tokyo Steel Manufacturing Co. Ltd.	500	4,512
Tokyo Tatemono Co. Ltd.	1,600	21,228
Tokyo TY Financial Group, Inc.	200	6,961
Tokyotokeiba Co. Ltd.	1,000	2,329
Tokyu Construction Co. Ltd.	400	3,146
Tokyu Corp.	7,000	51,519
Tokyu Fudosan Holdings Corp.	3,100	18,148
Tokyu REIT, Inc.	4	4,974
TOMONY Holdings, Inc.	600	3,204
Tomy Co. Ltd.	300	3,191
TonenGeneral Sekiyu K.K.	2,000	23,541
Topcon Corp.	700	10,763
Toppan Forms Co. Ltd.	300	3,114
Toppan Printing Co. Ltd.	3,000	29,466
Topre Corp.	300	7,641
Topy Industries Ltd.	100	2,799
Toray Industries, Inc.	10,000	86,582
Toridoll.corporation	100	2,182
Toshiba Corp. (a)	28,000	60,087
Toshiba Machine Co. Ltd.	1,000	4,357
Toshiba Plant Systems & Services Corp.	400	6,026
Toshiba Tec Corp. (a)	1,000	5,473
Tosho Co. Ltd.	100	4,650
Tosoh Corp.	4,000	30,290
Totetsu Kogyo Co. Ltd.	100	2,945
Toto Ltd.	1,100	44,376
Towa Pharmaceutical Co. Ltd.	100	3,888
Toyo Engineering Corp.	1,000	2,666
Toyo Ink South Carolina Holdings Co. Ltd.	1,000	4,889
Toyo Seikan Group Holdings Ltd.	1,000	18,439
Toyo Suisan Kaisha Ltd.	500	17,846
Toyo Tire & Rubber Co. Ltd.	500	6,076
Toyobo Co. Ltd.	6,000	9,725
Toyoda Gosei Co. Ltd.	300	7,230
Toyota Boshoku Corp.	400	8,874
Toyota Industries Corp.	1,200	58,029
Toyota Motor Corp.	17,752	1,032,330
Toyota Tsusho Corp.	1,500	41,316
TPR Co. Ltd.	100	2,856
Trancom Co. Ltd.	100	4,827
Trans Cosmos, Inc.	300	7,867
Trend Micro, Inc.	700	27,185
Trusco Nakayama Corp.	200	4,545
TS tech Co. Ltd.	300	7,671
TSI Holdings Co. Ltd.	300	2,147
Tsubaki Nakashima Co. Ltd.	300	4,804
Tsubakimoto Chain Co.	1,000	8,024
Tsukui Corp.	600	4,049
Tsumura & Co.	400	11,584
Tsuruha Holdings, Inc.	300	28,164
TV Asahi Corp.	100	2,002
Uacj Corp.	1,000	3,144
Ube Industries Ltd.	7,000	16,863
Ulvac, Inc.	200	7,094
Unicharm Corp.	2,900	65,238
Unipres Corp.	300	6,324
United Arrows Ltd.	100	2,825
United Super Markets Holdings, Inc.	200	1,748
United Urban Investment Corp.	22	35,092
Unitika Ltd. (a)	3,000	2,152
Universal Entertainment Corp. (a)	100	3,636
Unizo Holdings Co. Ltd.	100	2,852
Usen Corp.	1,300	4,364
Ushio, Inc.	900	11,438
USS Co. Ltd.	1,200	21,054
Valor Holdings Co. Ltd.	400	10,394
VT Holdings Co. Ltd.	400	1,945
W-Scope Corp.	100	1,624
Wacoal Holdings Corp.	1,000	12,142
Wacom Co. Ltd.	600	1,823
Welcia Holdings Co. Ltd.	200	11,000
West Japan Railway Co.	1,100	71,703
Xebio Holdings Co. Ltd.	500	7,475
Yahoo! Japan Corp.	9,100	38,202
Yakult Honsha Co. Ltd.	700	35,958
YAMABIKO Corp.	200	2,811
Yamada Denki Co. Ltd.	3,500	19,281
Yamaguchi Financial Group, Inc.	2,000	21,840
Yamaha Corp.	1,000	30,555
Yamaha Motor Co. Ltd.	1,700	35,442
Yamato Holdings Co. Ltd.	2,800	56,528
Yamato Kogyo Co. Ltd.	200	5,987
Yamazaki Baking Co. Ltd.	1,000	20,105
Yamazen Co. Ltd.	300	2,569
Yaoko Co. Ltd.	100	4,061
Yaskawa Electric Corp.	1,500	27,115
Yodogawa Steel Works Ltd.	100	2,852
Yokogawa Bridge Holdings Corp.	200	2,545
Yokogawa Electric Corp.	1,500	23,993
Yokohama Reito Co. Ltd.	800	7,305
Yokohama Rubber Co. Ltd.	700	12,331
Yondoshi Holdings, Inc.	100	2,198
YONEX Co. Ltd.	100	4,783
Yoshinoya Holdings Co. Ltd.	500	7,205
Yuasa Trading Co. Ltd.	400	10,823
Zenkoku Hosho Co. Ltd.	300	10,376
Zenrin Co. Ltd.	100	1,940
Zensho Holdings Co. Ltd.	600	10,298
Zeon Corp.	1,000	11,514
ZERIA Pharmaceutical Co. Ltd.	200	3,146
Zojirushi Thermos	100	1,308

TOTAL JAPAN		24,518,670

Korea (South) - 3.0%
AMOREPACIFIC Corp.	241	66,338
AMOREPACIFIC Group, Inc.	282	33,180
Asia Pacific Systems, Inc. (a)	135	3,282
Asiana Airlines, Inc. (a)	685	2,492
BEP International Holdings Ltd. (a)	55	740
BGFretail Co. Ltd.	141	11,227
BS Financial Group, Inc.	2,376	17,599
Bukwang Pharmaceutical Co. Ltd.	208	4,064
Celltrion, Inc.	581	50,551
Cellumed Co. Ltd. (a)	3,376	3,870
CHA Biotech Co. Ltd. (a)	292	2,967
Cheil Industries, Inc.	573	62,692
Cheil Worldwide, Inc.	263	4,236
Chong Kun Dang Pharmaceutical Corp.	156	13,275
CJ CGV Co. Ltd.	141	9,721
CJ CheilJedang Corp.	46	14,160
CJ Corp.	86	13,628
CJ E&M Corp.	181	13,752
CJ O Shopping Co. Ltd.	33	4,608
Com2uS Corp. (a)	77	5,717
Cosmax, Inc.	39	4,436
Coway Co. Ltd.	408	30,999
Daelim Industrial Co.	189	13,769
Daesang Corp.	710	15,536
Daewon Kang up Co. Ltd.	1,219	4,573
Daewoo Engineering & Construction Co. Ltd. (a)	1,110	4,993
Daou Technology, Inc.	69	1,063
DGB Financial Group Co. Ltd.	1,348	11,553
DIO Corp. (a)	21	576
Dong Suh Companies, Inc.	448	9,959
Dong-A Socio Holdings Co. Ltd.	6	654
Dongbu HiTek Co. Ltd. (a)	202	3,078
Dongbu Insurance Co. Ltd.	267	13,702
Dongkuk Steel Mill Co. Ltd. (a)	352	3,729
Dongwon Industries Co.	9	2,669
Doosan Heavy Industries & Construction Co. Ltd.	666	15,875
Doosan Infracore Co. Ltd. (a)	594	4,436
DuzonBizon Co. Ltd.	136	2,716
E-Mart Co. Ltd.	203	35,783
EO Technics Co. Ltd.	28	2,067
Fila Korea Ltd.	26	1,553
Foosung Co. Ltd. (a)	328	2,085
GemVax & Kael Co. Ltd. (a)	176	1,849
Genexine Co. Ltd.	65	2,213
GNCO Co. Ltd. (a)	389	1,746
Grand Korea Leisure Co. Ltd.	182	2,987
Green Cross Corp.	17	2,037
Green Cross Holdings Corp.	49	908
GS Engineering & Construction Corp. (a)	253	6,085
GS Holdings Corp.	307	13,595
GS Retail Co. Ltd.	151	6,818
Halla Holdings Corp.	15	787
Hana Financial Group, Inc.	2,141	64,046
Hana Tour Service, Inc.	17	1,063
Handsome Co. Ltd.	125	3,376
Hanjin Kal Corp.	235	3,112
Hankook Tire Co. Ltd.	508	24,967
Hankook Tire Worldwide Co. Ltd.	144	2,532
Hanmi Pharm Co. Ltd.	37	9,253
Hanmi Science Co. Ltd.	52	2,605
Hanon Systems	1,266	9,993
Hansae Co. Ltd.	90	1,758
Hansol Chemical Co. Ltd.	46	3,024
Hanssem Co. Ltd.	57	10,320
Hanwha Chemical Corp.	727	16,476
Hanwha Corp.	386	11,798
Hanwha Life Insurance Co. Ltd.	1,254	7,012
Hanwha Techwin Co. Ltd.	209	7,568
Hite Jinro Co. Ltd.	68	1,228
HLB, Inc. (a)	59	735
Homecast Co. Ltd. (a)	104	1,531
Hotel Shilla Co.	303	11,406
Huchems Fine Chemical Corp.	136	2,456
HUGEL, Inc. (a)	11	2,895
Hyosung Corp.	116	13,648
Hyundai Department Store Co. Ltd.	68	5,680
Hyundai Elevator Co. Ltd. (a)	72	3,676
Hyundai Engineering & Construction Co. Ltd.	411	14,829
Hyundai Fire & Marine Insurance Co. Ltd.	400	10,455
Hyundai Glovis Co. Ltd.	196	26,465
Hyundai Greenfood Co. Ltd.	115	1,648
Hyundai Heavy Industries Co. Ltd. (a)	351	40,384
Hyundai Home Shopping Network Corp.	100	9,421
Hyundai Industrial Development & Construction Co.	401	15,216
Hyundai Mipo Dockyard Co. Ltd. (a)	60	2,991
Hyundai Mobis	486	102,126
Hyundai Motor Co.	1,010	122,343
Hyundai Rotem Co. Ltd. (a)	47	773
Hyundai Steel Co.	610	30,827
Hyundai Wia Corp.	86	4,824
Illinois-Yang Pharmaceutical Co. Ltd. (a)	24	777
Industrial Bank of Korea	1,494	16,476
INNOCEAN Worldwide, Inc.	16	806
iNtRON Biotechnology, Inc. (a)	22	511
IS Dongseo Co. Ltd.	24	871
JB Financial Group Co. Ltd.	368	1,789
Jeil Pharmaceutical Co.	62	3,230
Jenax, Inc. (a)	56	948
JW Holdings Corp.	116	772
JW Pharmaceutical Corp.	100	3,790
Kakao Corp.	195	13,157
Kangwon Land, Inc.	1,165	33,079
KB Financial Group, Inc.	2,927	119,518
KCC Corp.	48	14,484
KEPCO Plant Service & Engineering Co. Ltd.	257	12,207
Kia Motors Corp.	2,051	64,826
Kiwoom Securities Co. Ltd.	74	4,665
Koh Young Technology, Inc.	76	2,887
Kolon Industries, Inc.	67	4,323
Kolon Life Science, Inc.	117	10,921
Komipharm International Co. Ltd. (a)	208	5,563
Korea Aerospace Industries Ltd.	519	27,941
Korea Electric Power Corp.	1,884	69,445
Korea Electric Terminal Co. Ltd.	40	2,497
Korea Express Co. Ltd. (a)	48	6,794
Korea Gas Corp.	241	9,689
Korea Investment Holdings Co. Ltd.	256	10,337
Korea Kolmar Co. Ltd.	88	5,295
Korea Petro Chemical Industries Co. Ltd.	31	7,268
Korea Real Estate Investment Trust Co.	960	2,313
Korea Zinc Co. Ltd.	64	27,231
Korean Air Lines Co. Ltd. (a)	150	3,432
Korean Air Lines Co. Ltd. rights 3/7/17 (a)	35	169
Korean Reinsurance Co.	534	5,031
KT Corp.	90	2,298
KT Corp. sponsored ADR	640	9,517
KT Skylife Co. Ltd.	136	1,901
KT&G Corp.	890	77,668
Kumho Petro Chemical Co. Ltd.	140	10,005
Kumho Tire Co., Inc. (a)	1,096	7,766
Kwangju Bank Co. Ltd.	223	2,053
LG Chemical Ltd.	320	72,801
LG Corp.	734	37,731
LG Display Co. Ltd.	1,349	35,912
LG Electronics, Inc.	777	37,378
LG Fashion Corp.	209	3,884
LG Hausys Ltd.	14	1,185
LG Home Shopping, Inc.	38	5,966
LG Household & Health Care Ltd.	68	51,902
LG Innotek Co. Ltd.	104	8,949
LG International Corp.	169	4,740
LG Telecom Ltd.	1,205	11,928
LIG Insurance Co. Ltd.	307	6,558
Loen Entertainment, Inc. (a)	14	943
Lotte Chemical Corp.	91	29,750
Lotte Chilsung Beverage Co. Ltd.	4	5,033
Lotte Confectionery Co. Ltd.	31	5,491
Lotte Fine Chemical Co. Ltd.	41	1,089
LOTTE Hi-Mart Co. Ltd.	97	3,533
Lotte Samkang Co. Ltd.	2	1,092
Lotte Shopping Co. Ltd.	92	18,094
LS Cable Ltd.	78	4,240
LS Industrial Systems Ltd.	33	1,208
Mando Corp.	66	14,327
Medipost Co. Ltd. (a)	18	822
Medy-Tox, Inc.	30	10,785
Meritz Financial Holdings Co.	497	4,726
Meritz Fire & Marine Insurance Co. Ltd.	207	2,705
Meritz Securities Co. Ltd.	2,769	8,680
Mirae Asset Daewoo Co. Ltd.	4,522	34,593
Mirae Asset Life Insurance Co. Ltd.	883	4,539
NAVER Corp.	202	132,955
NCSOFT Corp.	141	37,220
Nexen Corp.	4,304	29,973
Nexen Tire Corp.	309	3,528
NHN Entertainment Corp. (a)	81	3,728
Nong Shim Co. Ltd.	14	3,866
Oci Co. Ltd. (a)	123	9,164
Orion Corp.	20	11,271
Osstem Implant Co. Ltd. (a)	126	6,291
Ottogi Corp.	4	2,258
Paradise Co. Ltd.	634	7,377
Poongsan Corp.	175	6,610
POSCO	538	126,887
Posco Daewoo Corp.	194	4,287
S&T Motiv Co. Ltd.	21	831
S-Oil Corp.	410	28,873
S.M. Entertainment Co. Ltd. (a)	126	2,505
S1 Corp.	118	8,617
Samlip General Food Co. Ltd.	19	2,821
Samsung Biologics Co. Ltd. (a)	107	14,959
Samsung Card Co. Ltd.	273	9,281
Samsung Electro-Mechanics Co. Ltd.	332	16,346
Samsung Electronics Co. Ltd.	659	1,129,010
Samsung Engineering Co. Ltd. (a)	1,217	13,315
Samsung Fire & Marine Insurance Co. Ltd.	267	62,366
Samsung Heavy Industries Co. Ltd.	1,426	12,878
Samsung Life Insurance Co. Ltd.	505	48,674
Samsung SDI Co. Ltd.	377	37,810
Samsung SDS Co. Ltd.	289	31,619
Samsung Securities Co. Ltd.	258	7,259
Samsung Securities Co. Ltd. rights 3/8/17 (a)	34	180
Samyang Holdings Corp.	20	1,780
Sebang Global Battery Co. Ltd.	44	1,324
Seegene, Inc. (a)	124	3,639
Seoul Semiconductor Co. Ltd.	380	5,015
SFA Engineering Corp.	79	4,829
Shinhan Financial Group Co. Ltd.	3,186	126,982
Shinsegae Co. Ltd.	33	5,043
SK C&C Co. Ltd.	325	61,098
SK Chemicals Co. Ltd.	110	5,674
SK Energy Co. Ltd.	466	63,529
SK Gas Co. Ltd.	28	2,626
SK Hynix, Inc.	4,059	189,269
SK Materials Co., Ltd.	35	6,060
SK Networks Co. Ltd.	366	2,101
SK Telecom Co. Ltd.	152	29,433
SKC Co. Ltd.	53	1,429
Soulbrain Co. Ltd.	18	844
Ssangyong Cement Industrial Co. Ltd. (a)	133	1,640
Taekwang Industrial Co. Ltd.	2	1,725
Tong Yang Life Insurance Co. Ltd.	381	3,507
Tongyang, Inc.	451	1,108
Vieworks Co. Ltd.	36	2,157
ViroMed Co. Ltd. (a)	85	7,647
WONIK IPS Co. Ltd. (a)	44	909
Woori Bank	3,077	35,001
Woori Investment & Securities Co. Ltd.	588	5,846
Youngone Corp.	229	5,309
Yuhan Corp.	73	11,949
YUNGJIN Pharmaceutical Co. Ltd. (a)	1,256	7,874

TOTAL KOREA (SOUTH)		4,610,328

Luxembourg - 0.3%
ADO Properties SA	221	7,895
Aperam	256	12,072
ArcelorMittal SA (Netherlands) (a)	13,031	101,610
B&M European Value Retail S.A.	5,396	20,385
Braas Monier Building Group SA	299	8,135
Eurofins Scientific SA	74	33,151
Grand City Properties SA	662	12,052
Millicom International Cellular SA (depository receipt)	483	23,887
Pegas NONWOVENS SA	745	24,406
RTL Group SA	348	26,511
SAF-Holland SA	205	3,108
SES SA (France) (depositary receipt)	2,395	46,563
Subsea 7 SA (a)	1,929	26,217
Tenaris SA	3,554	62,255

TOTAL LUXEMBOURG		408,247

Malaysia - 0.5%
AEON Credit Service Bhd	300	1,058
AirAsia Bhd	5,200	2,994
Alliance Financial Group Bhd	10,100	8,573
AMMB Holdings Bhd	12,300	12,718
Astro Malaysia Holdings Bhd	7,500	4,605
Axiata Group Bhd	18,176	19,409
Berjaya Sports Toto Bhd	6,300	4,167
British American Tobacco (Malaysia) Bhd	1,100	11,508
Bumi Armada Bhd	5,300	730
Bumiputra-Commerce Holdings Bhd	25,152	28,221
Bursa Malaysia Bhd	3,800	7,627
Cahya Mata Sarawak Bhd	1,100	1,021
CapitaLand Malaysia Mall Trust	4,400	1,659
Carlsberg Brewery BHD	6,000	18,910
Dialog Group Bhd	17,100	5,907
DiGi.com Bhd	23,300	26,091
Felda Global Ventures Holdings Bhd	10,500	4,385
Gamuda Bhd	11,400	12,379
Genting Bhd	15,800	29,249
Genting Malaysia Bhd	23,700	26,966
Genting Plantations Bhd	5,700	14,026
Hap Seng Consolidated Bhd	6,200	12,177
Hartalega Holdings Bhd	2,400	2,557
Hong Leong Bank Bhd	6,000	17,853
Hong Leong Credit Bhd	1,600	5,310
IGB (REIT)	19,600	7,744
IHH Healthcare Bhd	24,500	34,846
IJM Corp. Bhd	20,100	15,020
Inari Amertron Bhd	8,600	3,456
IOI Corp. Bhd	13,200	13,142
IOI Properties Group Sdn Bhd	12,700	6,136
Kossan Rubber Industries Bhd	1,200	1,802
KPJ Healthcare Bhd	900	853
Kuala Lumpur Kepong Bhd	3,600	19,587
Lafarge Malaysia Bhd	900	1,402
Malayan Banking Bhd	25,234	46,828
Malaysia Airports Holdings Bhd	2,900	4,046
Malaysia Building Society Bhd	9,900	2,459
Maxis Bhd	10,100	14,023
MISC Bhd	6,400	10,605
My E.G.Services Bhd	9,450	3,392
Osk Holdings Bhd	2,500	790
Petronas Chemicals Group Bhd	14,200	22,857
Petronas Dagangan Bhd	1,000	5,314
Petronas Gas Bhd	3,900	18,384
POS Malaysia & Services Holding BHD	2,300	2,072
PPB Group Bhd	4,400	16,152
Press Metal Bhd	3,920	1,814
Public Bank Bhd	19,200	87,125
QL Resources Bhd	13,500	13,380
RHB Capital Bhd	8,700	9,624
SapuraKencana Petroleum Bhd (a)	25,800	10,018
Sime Darby Bhd	17,789	35,783
Sunway (REIT)	5,900	2,371
Sunway Bhd	2,300	1,579
TA Enterprise Bhd	8,100	896
Telekom Malaysia Bhd	7,800	10,477
Tenaga Nasional Bhd	22,200	67,159
TIME dotCom Bhd	3,100	5,599
Top Glove Corp. Bhd	10,100	11,857
UEM Land Holdings Bhd	9,900	2,459
UMW Holdings Bhd	1,600	2,041
UOA Development Bhd	3,800	2,085
Westports Holdings Bhd	4,100	3,860
Yinson Holdings Bhd	1,400	983
YTL Corp. Bhd	26,400	9,059
YTL Power International Bhd	6,700	2,163

TOTAL MALAYSIA		811,342

Malta - 0.0%
Brait SA	2,197	12,880
Unibet Group PLC unit	1,436	12,124

TOTAL MALTA		25,004

Marshall Islands - 0.0%
Seaspan Corp.	665	6,384
VTTI Energy Partners LP	136	2,516

TOTAL MARSHALL ISLANDS		8,900

Mauritius - 0.0%
Golden Agri-Resources Ltd.	37,800	11,399
Mexico - 0.7%
Alfa SA de CV Series A	15,600	20,243
Alsea S.A.B. de CV	3,400	9,830
America Movil S.A.B. de CV Series L	226,300	142,594
Banregio Grupo Financiero S.A.B. de CV	1,100	6,109
Bolsa Mexicana de Valores S.A.B. de CV	3,500	4,782
CEMEX S.A.B. de CV unit	100,000	92,359
Coca-Cola FEMSA S.A.B. de CV Series L	3,600	22,337
Compartamos S.A.B. de CV	7,000	10,221
Concentradora Fibra Danhos SA de CV	1,300	1,952
Concentradora Fibra Hotelera Mexicana SA de CV	2,200	1,595
Controladora Comercial Mexicana S.A.B de C.V. (a)	1,600	1,132
Controladora Vuela Compania de Aviacion S.A.B. de CV (a)	4,800	6,512
Corporacion Inmobiliaria Vesta S.A.B. de CV	2,500	2,760
El Puerto de Liverpool S.A.B. de CV Class C	1,100	6,941
Embotelladoras Arca S.A.B. de CV	2,700	14,566
Fibra Uno Administracion SA de CV	15,500	22,165
Fomento Economico Mexicano S.A.B. de CV unit	12,900	97,034
Genomma Lab Internacional SA de CV (a)	5,800	6,086
Gruma S.A.B. de CV Series B	1,345	18,096
Grupo Aeromexico S.A.B. de CV (a)	3,800	7,103
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	2,200	17,045
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	1,180	17,096
Grupo Aeroportuario Norte S.A.B. de CV	900	3,840
Grupo Bimbo S.A.B. de CV Series A	10,200	22,612
Grupo Carso SA de CV Series A1	2,900	11,654
Grupo Comercial Chedraui S.A.B. de CV	3,100	5,710
Grupo Financiero Banorte S.A.B. de CV Series O	17,900	85,794
Grupo Financiero Inbursa S.A.B. de CV Series O	15,500	22,975
Grupo Financiero Interacciones SA de CV	500	1,904
Grupo Financiero Santander Mexico S.A.B. de CV	12,300	17,542
Grupo Herdez S.A.B. de CV	800	1,421
Grupo Lala S.A.B. de CV	2,900	4,339
Grupo Mexico SA de CV Series B	26,700	80,074
Grupo Televisa SA de CV	17,400	77,607
Hoteles City Express S.A.B. de CV (a)	1,700	1,486
Industrias Bachoco SA de CV Series B	800	3,107
Industrias CH SA de CV (a)	900	5,697
Industrias Penoles SA de CV	790	18,682
Infraestructura Energetica Nova S.A.B. de CV	3,400	15,008
Kimberly-Clark de Mexico SA de CV Series A	10,000	17,963
Macquarie Mexican (REIT)	6,300	6,202
Mexichem S.A.B. de CV	7,628	18,077
Minera Frisco S.A.B. de CV (a)	4,100	3,348
OHL Mexico S.A.B. de CV	5,500	5,212
Prologis Property Mexico SA	1,900	2,603
Promotora y Operadora de Infraestructura S.A.B. de CV	1,655	14,429
Qualitas Controladora S.A.B. de CV	2,300	3,449
Telesites S.A.B. de C.V. (a)	11,700	6,828
Terrafina	6,700	9,269
Unifin Financiera SAPI de CV	2,000	4,743
Wal-Mart de Mexico SA de CV Series V	37,100	65,648

TOTAL MEXICO		1,065,781

Multi-National - 0.0%
HKT Trust/HKT Ltd. unit	22,000	30,732
Netherlands - 2.4%
Aalberts Industries NV	745	26,097
ABN AMRO Group NV GDR	2,090	49,071
Accell Group NV	90	2,109
AEGON NV	12,871	69,960
AerCap Holdings NV (a)	1,132	50,114
Airbus Group NV	3,896	264,090
Akzo Nobel NV	1,625	110,145
Altice NV:
Class A (a)	1,583	34,655
Class B (a)	1,740	38,280
AMG Advanced Metallurgical Group NV	120	2,220
Arcadis NV	598	8,114
ASM International NV (Netherlands)	355	17,475
ASML Holding NV (Netherlands)	2,410	292,632
ASR Nederland NV	377	10,349
Basic-Fit NV	130	2,262
BE Semiconductor Industries NV	269	9,705
BinckBank NV	316	1,809
Brunel International NV	60	1,052
CNH Industrial NV	7,264	64,300
COSMO Pharmaceuticals NV	42	7,131
CSM NV (exchangeable)	353	9,029
Delta Lloyd NV	2,926	16,813
Eurocommercial (Certificaten Van Aandelen) unit	386	14,305
Euronext NV	458	20,258
EXOR NV	674	30,675
Ferrari NV	877	54,626
Fiat Chrysler Automobiles NV	6,383	69,594
Flow Traders (a)	209	7,296
Fugro NV (Certificaten Van Aandelen) (a)	471	7,408
Gemalto NV	489	28,379
Heineken Holding NV	807	56,608
Heineken NV (Bearer)	1,511	112,923
IMCD Group BV	298	13,373
ING Groep NV (Certificaten Van Aandelen)	25,992	373,400
Intertrust NV	190	3,539
Interxion Holding N.V. (a)	420	16,141
Koninklijke Ahold Delhaize NV	8,650	183,906
Koninklijke BAM Groep NV	2,574	12,154
Koninklijke Boskalis Westminster NV	523	19,340
Koninklijke DSM NV	1,313	83,626
Koninklijke KPN NV	24,616	70,918
Koninklijke Philips Electronics NV	6,420	188,379
Koninklijke Wessanen NV	373	5,289
Mobileye NV (a)	1,110	47,686
NN Group NV	2,178	76,953
Nsi NV	1,278	5,197
NXP Semiconductors NV (a)	1,964	192,177
OCI NV (a)	590	11,124
Philips Lighting NV	321	8,258
PostNL NV (a)	3,082	13,488
QIAGEN NV (Germany) (a)	1,442	41,539
Randstad Holding NV	787	45,707
Refresco Group NV	1,213	18,286
RELX NV	6,836	115,465
SBM Offshore NV	1,159	18,817
Steinhoff International Holdings NV (South Africa)	20,763	99,847
STMicroelectronics NV	4,023	53,096
TKH Group NV unit	200	8,107
TomTom Group BV (a)	899	8,232
Unilever NV (Certificaten Van Aandelen) (Bearer)	10,627	431,050
VastNed Retail NV	32	1,180
Vopak NV	713	30,568
Wereldhave NV	309	13,526
Wolters Kluwer NV	2,300	87,781

TOTAL NETHERLANDS		3,787,633

New Zealand - 0.2%
Air New Zealand Ltd.	2,556	3,938
Argosy Property Ltd.	3,566	2,682
Auckland International Airport Ltd.	7,279	36,530
Chorus Ltd.	2,183	6,495
Contact Energy Ltd.	3,903	13,660
Fisher & Paykel Healthcare Corp.	3,995	25,472
Fletcher Building Ltd.	5,542	42,695
Freightways Ltd.	600	3,077
Genesis Energy Ltd.	3,981	6,309
Goodman Property Trust	5,636	5,190
Infratil Ltd.	4,552	9,585
Kiwi Property Group Ltd.	6,608	7,006
Mercury Nz Ltd.	9,218	20,763
Meridian Energy Ltd.	9,082	17,525
Metlifecare Ltd.	1,937	7,930
New Zealand Refining Co. Ltd.	2,258	4,473
Precinct Properties New Zealand Ltd.	3,542	3,209
Ryman Healthcare Group Ltd.	3,841	24,546
Sky Network Television Ltd.	2,952	10,050
SKYCITY Entertainment Group Ltd.	3,389	9,399
Spark New Zealand Ltd.	15,098	38,882
Summerset Group Holdings Ltd.	1,455	5,284
The a2 Milk Co. Ltd. (a)	4,024	6,525
Trade Maine Group Ltd.	2,751	10,213
Xero Ltd. (a)	592	8,209
Z Energy Ltd.	1,981	10,581

TOTAL NEW ZEALAND		340,228

Norway - 0.5%
Akastor ASA (a)	1,713	3,074
Aker ASA (A Shares)	176	7,298
Aker Bp ASA	675	12,251
Aker Solutions ASA (a)	878	4,720
Austevoll Seafood ASA	705	6,517
Borregaard ASA	434	4,775
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)	6,261	6,536
DNB ASA	6,479	108,087
Entra ASA	714	7,704
Europris ASA	571	2,589
Gjensidige Forsikring ASA	1,176	20,232
IDEX ASA (a)	2,103	1,734
Kongsberg Automotive ASA (a)	6,068	4,289
Leroy Seafood Group ASA	175	9,741
Marine Harvest ASA	2,782	49,119
Merkantildata ASA	300	2,919
Nordic VLSI ASA (a)	1,393	5,877
Norsk Hydro ASA	8,811	50,197
Norway Royal Salmon ASA	133	2,967
Norwegian Air Shuttle A/S (a)	200	6,520
Ocean Yield ASA	229	1,735
Opera Software ASA	778	3,499
Orkla ASA	5,745	53,563
Petroleum Geo-Services ASA (a)	1,446	4,795
Protector Forsikring ASA	221	1,969
Renewable Energy Corp. ASA (a)	21,761	3,390
Salmar ASA	271	7,665
Schibsted ASA:
(A Shares)	660	17,452
(B Shares)	405	10,091
Skandiabanken ASA (a)	350	3,066
Sparebanken Midt-Norge	1,230	10,290
Sparebanken Nord-Norge	530	3,486
Statoil ASA	7,471	139,313
Storebrand ASA (A Shares) (a)	3,045	18,551
Telenor ASA	5,079	80,515
TGS Nopec Geophysical Co. ASA	660	15,804
Thin Film Electronics ASA (a)	2,726	1,276
XXL ASA	453	5,218
Yara International ASA	1,096	46,189

TOTAL NORWAY		745,013

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	8,670	45,173
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	1,695	23,374
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	13,750	20,564
Aboitiz Power Corp.	16,800	14,271
ABS CBN Broadcasting Corp. (depositary receipt)	1,100	1,052
Alliance Global Group, Inc.	17,400	4,392
Ayala Corp.	1,950	31,401
Ayala Land, Inc.	49,400	35,350
Bank of the Philippine Islands (BPI)	4,730	8,531
BDO Unibank, Inc.	14,659	33,225
Benpres Holdings Corp.	43,900	6,999
Bloomberry Resorts Corp. (a)	34,400	5,359
Cebu Air, Inc.	510	975
CEMEX Holdings Philippines, Inc.	12,400	2,796
Cosco Capital, Inc.	9,000	1,663
D&L Industries, Inc.	13,200	3,268
DMCI Holdings, Inc.	23,200	6,034
DoubleDragon Properties Corp. (a)	2,010	2,086
Filinvest Land, Inc.	24,000	783
First Gen Corp.	9,200	4,148
First Phillipines Holdings Corp.	6,460	9,232
Globe Telecom, Inc.	205	7,097
GT Capital Holdings, Inc.	480	12,599
International Container Terminal Services, Inc.	3,660	5,706
JG Summit Holdings, Inc.	23,460	35,086
Jollibee Food Corp.	2,290	9,477
Manila Water Co., Inc.	5,700	3,459
Megaworld Corp.	42,000	3,103
Metro Pacific Investments Corp.	71,700	9,843
Metropolitan Bank & Trust Co.	5,180	8,498
Philippine Long Distance Telephone Co.	770	22,784
PNOC Energy Development Corp.	167,200	18,376
Robinsons Land Corp.	6,100	3,082
Security Bank Corp.	460	1,974
SM Investments Corp.	1,870	25,972
SM Prime Holdings, Inc.	52,300	31,267
Universal Robina Corp.	5,740	18,833
Vista Land & Lifescapes, Inc.	61,300	6,256

TOTAL PHILIPPINES		415,541

Poland - 0.2%
Alior Bank SA (a)	515	7,845
Asseco Poland SA	642	9,218
Bank Handlowy w Warszawie SA	351	6,731
Bank Millennium SA (a)	2,658	3,903
Bank Polska Kasa Opieki SA	1,243	41,995
Bank Zachodni WBK SA	226	19,441
BRE Bank SA (a)	78	7,362
Budimex SA	33	1,780
CD Projekt RED SA (a)	274	4,013
Ciech SA	58	997
Cyfrowy Polsat SA (a)	1,545	9,332
ENEA SA (a)	2,607	6,594
Energa SA	589	1,502
Eurocash SA	763	7,602
Globe Trade Centre SA (a)	954	2,025
Grupa Lotos SA (a)	635	5,970
Jastrzebska Spolka Weglowa SA (a)	221	3,696
KGHM Polska Miedz SA (Bearer)	798	24,689
Kruk SA	131	8,041
LPP SA	8	10,188
NG2 SA	151	7,790
PKP Cargo SA (a)	161	2,143
Polish Oil & Gas Co. SA	12,299	16,861
Polska Grupa Energetyczna SA	6,469	17,640
Polski Koncern Naftowy Orlen SA	2,021	40,968
Powszechna Kasa Oszczednosci Bank SA	5,626	43,087
Powszechny Zaklad Ubezpieczen SA	3,605	31,687
Synthos SA	4,408	6,604
Tauron Polska Energia SA (a)	4,953	3,649
Telekomunikacja Polska SA	5,873	7,919
Zaklady Azotowe w Tarnowie-Moscicach SA	305	5,233

TOTAL POLAND		366,505

Portugal - 0.1%
Banco Comercial Portugues SA:
rights 2/2/17 (a)	5,511	5,568
(Reg.) (a)	5,511	930
BPI-SGPS SA (a)	3,816	4,663
CTT Correios de Portugal SA	627	3,488
Energias de Portugal SA	20,607	59,795
Galp Energia SGPS SA Class B	3,492	51,342
Jeronimo Martins SGPS SA	2,057	34,762
NOS SGPS SA	1,080	6,073
Portucel Industrial Empresa Produtora de Celulosa SA	1,969	7,161
REN - Redes Energeticas Nacionais SGPS SA	925	2,544
Sonae SGPS SA (a)	6,937	5,953

TOTAL PORTUGAL		182,279

Qatar - 0.2%
Barwa Real Estate Co. (a)	1,039	9,944
Doha Bank (a)	644	6,411
Ezdan Holding Group (a)	4,605	19,009
Gulf International Services QSC (a)	100	824
Industries Qatar QSC (a)	1,124	35,345
Masraf al Rayan (a)	2,119	23,307
Qatar Electricity & Water Co. (a)	176	11,171
Qatar First Bank (a)	1,004	2,675
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	1,653	10,900
Qatar Insurance Co. SAQ (a)	906	21,299
Qatar Islamic Bank (a)	435	12,687
Qatar National Bank SAQ	1,435	64,121
Qatar National Cement Co. QSC (a)	49	1,211
Qatar Telecom (Qtel) Q.S.C. (a)	483	13,928
Qatari Investors Group QSC (a)	339	5,158
Salam International Investment Ltd. QSC (a)	4,397	13,887
The Commercial Bank of Qatar (a)	1,134	10,184
United Development Co. (a)	747	4,626
Vodafone Qatar QSC (a)	1,663	4,293

TOTAL QATAR		270,980

Russia - 0.8%
Acron Group (a)	19	1,109
Aeroflot - Russian Airlines (a)	3,300	9,555
Alrosa Co. Ltd. (a)	16,900	29,695
DIXY Group OJSC (a)	310	1,439
Federal Grid Co. of Unified Energy System (a)	1,100,000	4,248
Gazprom OAO (a)	79,370	197,480
Inter Rao Ues JSC (a)	224,282	15,188
LSR Group OJSC GDR (Reg. S)	1,421	5,272
Lukoil PJSC	2,860	160,410
M.video PJSC (a)	1,000	6,400
Magnit OJSC GDR (Reg. S)	2,164	79,202
Mechel Steel Group OAO sponsored ADR (a)	320	1,923
MMC Norilsk Nickel PJSC (a)	348	55,703
Mobile TeleSystems OJSC sponsored ADR	3,258	34,111
Moscow Exchange MICEX-RTS OAO (a)	9,230	20,591
Mosenergo PJSC (a)	60,000	2,823
NOVATEK OAO GDR (Reg. S)	642	81,277
PhosAgro OJSC GDR (Reg. S)	630	9,671
Rosneft Oil Co. OJSC	8,206	54,648
Rostelecom PJSC (a)	7,510	10,423
RusHydro PJSC (a)	668,000	11,479
Sberbank of Russia	72,835	208,187
Severstal PAO (a)	1,330	21,004
Sistema JSFC sponsored GDR	1,041	9,962
Surgutneftegas OJSC (a)	44,200	23,770
Tatneft PAO (a)	10,383	70,198
VTB Bank OJSC (a)	31,961,820	36,645

TOTAL RUSSIA		1,162,413

Singapore - 0.8%
Accordia Golf Trust	13,000	6,180
Ascendas Hospitality Trust unit	11,400	5,945
Ascendas India Trust	5,300	3,949
Ascendas Real Estate Investment Trust (a)	18,100	31,593
Ascott Residence Trust	9,900	7,973
Asian Pay Television Trust	3,600	983
Cache Logistics Trust	4,400	2,529
Cambridge Industrial Trust	15,800	6,334
CapitaCommercial Trust (REIT)	11,600	12,552
CapitaLand Ltd.	14,700	34,316
CapitaMall Trust	19,900	27,393
CapitaRetail China Trust	3,000	3,023
CDL Hospitality Trusts unit	3,900	3,916
City Developments Ltd.	3,400	22,267
ComfortDelgro Corp. Ltd.	15,900	27,189
Croesus Retail Trust	4,281	2,597
CWT Ltd.	5,600	7,947
DBS Group Holdings Ltd.	12,036	162,006
Ezion Holdings Ltd. (a)	6,000	1,745
Far East Hospitality Trust unit	12,600	5,364
First (REIT)	8,200	7,389
First Resources Ltd.	2,900	3,971
Frasers Centrepoint Trust	1,600	2,271
Frasers Commercial Trust	3,100	2,760
Frasers Logistics & Industrial Trust	5,000	3,335
Global Logistic Properties Ltd.	17,400	32,100
Hutchison Port Holdings Trust	28,800	12,240
Jardine Cycle & Carriage Ltd.	700	20,538
K-REIT Asia	8,400	6,020
Keppel Corp. Ltd.	11,700	51,221
Keppel DC (REIT)	6,900	5,851
Lippo Malls Indonesia Retail Trust	7,700	2,131
Macquarie MEAG Prime (REIT)	8,200	4,451
Manulife U.S. REIT	2,600	2,223
Mapletree Commercial Trust	10,623	11,532
Mapletree Greater China Commercial Trust	15,700	10,639
Mapletree Industrial (REIT)	8,000	9,338
Mapletree Logistics Trust (REIT)	14,231	10,602
MobileOne Ltd.	2,400	3,423
OUE Hospitality Trust	14,400	7,101
Oue Ltd.	6,100	7,921
Oversea-Chinese Banking Corp. Ltd.	21,000	139,916
Parkway Life REIT	1,400	2,414
Raffles Medical Group Ltd.	6,600	6,931
Sembcorp Industries Ltd.	5,800	12,963
Sembcorp Marine Ltd.	7,800	8,246
Sheng Siong Group Ltd.	9,400	6,203
SIIC Environment Holdings Ltd. (a)	4,900	2,034
Singapore Airlines Ltd.	3,200	22,478
Singapore Airport Terminal Service Ltd.	3,500	13,112
Singapore Exchange Ltd.	4,900	25,798
Singapore Post Ltd.	13,800	14,345
Singapore Press Holdings Ltd.	16,600	40,636
Singapore Technologies Engineering Ltd.	11,800	27,630
Singapore Telecommunications Ltd.	50,900	139,769
SPH REIT	3,000	2,065
StarHub Ltd.	3,100	6,533
Suntec (REIT)	25,800	31,670
Super Group Ltd. Singapore	2,300	2,105
United Engineers Ltd.	1,700	3,414
United Overseas Bank Ltd.	8,630	128,101
UOL Group Ltd.	2,900	13,107
Venture Corp. Ltd.	1,300	9,399
Wilmar International Ltd.	12,400	34,138
Wing Tai Holdings Ltd.	6,800	8,371
Yangzijiang Shipbuilding Holdings Ltd.	9,500	5,426
Yanlord Land Group Ltd.	4,400	4,340
Yoma Strategic Holdings Ltd.	8,600	3,509

TOTAL SINGAPORE		1,307,511

South Africa - 1.3%
Advtech Ltd.	4,172	5,232
Aeci Ltd.	810	6,185
African Rainbow Minerals Ltd.	488	4,364
Alexander Forbes Group Holdings Ltd.	5,905	3,133
Anglo American Platinum Ltd. (a)	310	8,081
AngloGold Ashanti Ltd. (a)	2,654	33,727
Arrowhead Properties Ltd. A linked	7,131	4,720
Ascendis Health Ltd.	1,377	2,385
Aspen Pharmacare Holdings Ltd.	2,293	52,411
Assore Ltd.	133	2,732
Astral Foods Ltd.	227	2,554
Attacq Ltd. (a)	3,905	5,216
AVI Ltd.	1,851	12,585
Barclays Africa Group Ltd.	2,700	31,821
Barloworld Ltd.	1,643	13,437
Bidcorp Ltd.	2,075	35,764
Bidvest Group Ltd.	2,137	25,146
Blue Label Telecoms Ltd.	2,242	3,031
Capitec Bank Holdings Ltd.	203	10,576
Cashbuild Ltd.	49	1,264
City Lodge Hotels Ltd.	140	1,535
Clicks Group Ltd.	1,451	13,137
Coronation Fund Managers Ltd.	1,410	6,980
Curro Holdings Ltd. (a)	854	3,029
DataTec Ltd.	1,703	6,585
Delta Property Fund Ltd.	3,990	2,413
Discovery Ltd.	2,032	17,352
Emira Property Fund Ltd.	1,649	1,762
EOH Holdings Ltd.	796	8,666
Exxaro Resources Ltd.	851	6,715
Famous Brands Ltd.	478	5,167
FirstRand Ltd.	23,894	89,015
Fortress Income Fund Ltd.:
Class A	10,980	14,007
Class B	1,340	3,459
Foschini Ltd.	1,086	12,958
Gold Fields Ltd.	5,649	19,534
Grindrod Ltd.	1,178	1,237
Growthpoint Properties Ltd.	17,297	33,760
Harmony Gold Mining Co. Ltd.	2,649	6,675
Hosken Consolidated Investment Ltd.	537	5,340
Hyprop Investments Ltd.	1,294	11,525
Impala Platinum Holdings Ltd. (a)	4,577	18,240
Imperial Holdings Ltd.	799	9,891
Investec Ltd.	1,645	11,568
Invicta Holdings Ltd.	553	2,485
JSE Ltd.	563	6,741
KAP Industrial Holdings Ltd.	15,169	8,781
Liberty Holdings Ltd.	893	7,290
Life Healthcare Group Holdings Ltd.	4,929	12,290
Massmart Holdings Ltd.	682	6,798
MMI Holdings Ltd.	6,019	11,033
Mondi Ltd.	900	19,775
Mpact Ltd.	435	952
Mr Price Group Ltd.	1,490	17,986
MTN Group Ltd.	11,674	108,858
Murray & Roberts Holdings Ltd.	982	816
Nampak Ltd.	6,072	8,426
Naspers Ltd. Class N	2,952	470,289
Nedbank Group Ltd.	1,102	18,990
Netcare Ltd.	4,741	11,364
Northam Platinum Ltd. (a)	2,202	8,359
Oceana Group Ltd.	307	2,700
Omnia Holdings Ltd.	313	4,227
Peregrine Holdings Ltd.	1,032	2,288
Pick 'n Pay Stores Ltd.	2,113	10,719
Pioneer Foods Ltd.	775	9,541
Pretoria Portland Cement Co. Ltd.	11,311	5,750
PSG Group Ltd.	447	7,526
Rand Merchant Insurance Holdings Ltd.	3,613	10,435
Rebosis Property Fund Ltd.	1,887	1,778
Redefine Properties Ltd.	33,742	27,895
Remgro Ltd.	4,103	68,635
Resilient Property Income Fund Ltd.	2,078	18,083
Reunert Ltd.	722	3,649
RMB Holdings Ltd.	7,253	34,970
SA Corporate Real Estate Fund	11,462	4,848
Sanlam Ltd.	8,702	41,970
Sappi Ltd.	3,413	21,927
Sasol Ltd.	3,846	114,734
Shoprite Holdings Ltd.	3,636	48,300
Sibanye Gold Ltd.	3,880	8,772
Spar Group Ltd.	1,451	20,513
Standard Bank Group Ltd.	9,125	97,460
Sun International Ltd.	949	6,174
Super Group Ltd. (a)	2,952	8,007
Telkom SA Ltd.	1,351	7,382
Tiger Brands Ltd.	1,061	31,937
Tongaat Hulett Ltd.	664	6,589
Transaction Capital Ltd.	5,348	5,977
Trencor Ltd.	474	1,317
Truworths International Ltd.	3,225	19,386
Tsogo Sun Holdings Ltd.	1,641	3,227
Vodacom Group Ltd.	2,339	26,211
Vukile Property Fund Ltd.	2,571	3,568
Wilson Bayly Holmes-Ovcon Ltd.	192	2,086
Woolworths Holdings Ltd.	8,847	48,683
Zeder Investments Ltd.	15,221	8,314

TOTAL SOUTH AFRICA		2,041,725

Spain - 1.9%
Abertis Infraestructuras SA	4,385	62,697
Acerinox SA	1,262	17,295
ACS Actividades de Construccion y Servicios SA	1,200	36,893
ACS Actividades de Construccion y Servicios SA rights 2/23/17 (a)	1,200	539
Aena SA	449	65,119
Almirall SA	322	5,179
Amadeus IT Holding SA Class A	2,746	126,709
Applus Services SA	1,066	12,158
Atresmedia Corporacion de Medios de Comunicacion SA	622	7,057
Axiare Patrimonio SOCIMI SA	319	4,649
Azucarera Ebro Agricolas SA	427	8,804
Banco Bilbao Vizcaya Argentaria SA	44,757	304,374
Banco de Sabadell SA	34,758	52,305
Banco Popular Espanol SA	18,967	19,574
Banco Santander SA (Spain)	97,842	543,840
Bankia SA	30,197	31,783
Bankinter SA	4,743	38,068
Bolsas Y Mercados Espanoles	510	16,073
CaixaBank SA	23,333	85,161
Catalana Occidente SA	271	8,820
Cellnex Telecom Sau	983	13,965
Cemex Latam Holdings SA (a)	1,110	4,349
Cie Automotive SA	229	4,253
Codere SA (a)	6,384	5,720
Compania de Distribucion Integral Logista Holdings SA	174	4,204
Construcciones y Auxiliar de Ferrocarriles	60	2,435
Corporacion Financiera Alba SA	282	13,206
Distribuidora Internacional de Alimentacion SA	6,223	32,870
Enagas SA	1,597	39,134
Ence Energia y Celulosa SA	384	1,022
Endesa SA	2,327	47,841
Euskaltel, S.A.	491	4,522
Faes Farma SA	1,169	4,335
Ferrovial SA	3,866	69,904
Fomento Construcciones y Contratas SA (FOCSA) (a)	364	3,027
Gamesa Corporacion Tecnologica SA	1,536	32,217
Gas Natural SDG SA	2,451	47,149
Grifols SA	2,115	45,252
Grupo Acciona SA	189	14,625
Hispania Activos Inmobiliarios SA	781	9,611
Iberdrola SA	701	4,415
Iberdrola SA	32,794	207,132
Inditex SA	7,073	233,144
Indra Sistemas (a)	551	6,058
Inmobiliaria Colonial SA	1,745	12,802
International Consolidated Airlines Group SA	5,148	30,843
Lar Espana Real Estate Socimi SA	414	3,144
Liberbank SA (a)	1,167	1,291
MAPFRE SA (Reg.)	9,119	27,563
Mediaset Espana Comunicacion SA	1,091	13,320
Melia Hotels International SA	499	6,399
Merlin Properties Socimi SA	2,042	22,826
Miquel y Costas & Miquel SA	58	1,534
New Hampshire Hotel Group S.A (a)	2,123	9,373
Obrascon Huarte Lain SA	436	1,478
Pharma Mar SA (a)	1,992	6,473
Promotora de Informaciones SA (a)	255	1,445
Prosegur Compania de Seguridad SA (Reg.)	1,480	9,298
Red Electrica Corporacion SA	3,344	59,798
Repsol YPF SA	7,915	117,314
Saeta Yield SA	797	7,098
Talgo SA (a)	1,181	5,922
Tecnicas Reunidas SA	280	11,093
Telefonica SA	30,588	295,942
Telepizza Group SAU	426	1,985
Tubacex SA	2,062	6,433
Vallehermoso SA (a)	2,974	7,705
Viscofan Envolturas Celulosicas SA	265	13,449
Zardoya Otis SA	1,526	12,849

TOTAL SPAIN		2,984,864

Sweden - 2.0%
AarhusKarlshamn AB	201	13,339
AF AB (B Shares)	478	9,541
Alfa Laval AB	1,962	36,606
Alimak Group AB	163	2,353
Arcam AB (a)	48	1,756
ASSA ABLOY AB (B Shares)	6,750	127,727
Atlas Copco AB:
(A Shares)	5,034	161,314
(B Shares)	1,912	55,434
Attendo AB	437	4,072
Avanza Bank Holding AB	194	8,883
Axfood AB	852	14,007
Bergman & Beving AB (B Shares)	315	7,220
Betsson AB (B Shares)	647	5,570
Bilia AB (A Shares)	414	9,939
Billerud AB	1,049	17,473
BioGaia AB	75	2,718
Boliden AB	1,688	49,229
Bonava AB (a)	503	7,734
Bravida AB	714	4,722
Bure Equity AB	215	2,427
BYGGmax Group AB	241	1,632
Capio AB	734	4,028
Castellum AB	1,497	20,623
Clas Ohlson AB (B Shares)	208	3,282
Cloetta AB	1,190	4,013
Com Hem Holding AB	1,130	11,827
Concentric AB	90	1,206
D. Carnegie & Co. AB (a)	152	1,911
Dios Fastigheter AB	100	497
Dios Fastigheter AB	128	637
Dometic Group AB (a)	1,352	10,626
Duni AB	486	6,945
Electrolux AB (B Shares)	1,496	39,764
Elekta AB (B Shares)	2,465	22,277
Eltel AB	115	652
Evolution Gaming Group AB	163	5,236
Fabege AB	775	13,210
Fastighets AB Balder (a)	665	13,616
Fingerprint Cards AB	2,096	12,712
Getinge AB (B Shares)	1,137	18,380
Granges AB	356	3,948
H&M Hennes & Mauritz AB (B Shares)	6,420	183,489
Haldex AB	84	1,143
Hemfosa Fastigheter AB	1,057	9,770
Hexagon AB (B Shares)	1,603	63,408
HEXPOL AB (B Shares)	1,813	17,556
Hoist Finance AB	741	7,137
Holmen AB (B Shares)	360	13,158
Hufvudstaden AB Series A	677	10,789
Husqvarna AB (B Shares)	2,817	23,574
ICA Gruppen AB	428	13,979
Industrivarden AB (C Shares)	1,272	24,634
Indutrade AB	615	12,466
Intrum Justitia AB	412	13,876
Investment AB Oresund	100	1,732
Investor AB (B Shares)	2,718	108,414
Inwido AB	197	2,117
ITAB Shop Concept AB	678	6,492
JM AB (B Shares)	441	13,310
Kinnevik AB (B Shares)	1,482	38,003
Klovern AB (B Shares)	2,896	3,051
Kungsleden AB	1,119	7,209
Lifco AB	331	9,456
Lindab International AB	627	5,448
Loomis AB (B Shares)	480	14,032
Lundbergfoeretagen AB	335	21,562
Lundin Petroleum AB (a)	1,322	28,504
Mekonomen AB	97	2,074
Modern Times Group MTG AB (B Shares)	379	11,690
Mycronic AB	246	2,805
NCC AB Series B	716	17,607
Net Entertainment NE AB	1,203	9,662
New Wave Group AB (B Shares)	582	3,626
Nibe Industrier AB (B Shares)	2,566	21,166
Nobia AB	430	3,869
Nobina AB	433	2,673
Nolato AB Series B	288	8,528
Nordax Group AB	443	2,558
Nordea Bank AB	19,783	239,058
Nordnet AB Class B	492	2,137
Pandox AB	745	11,915
Peab AB	1,723	14,114
Ratos AB (B Shares)	1,921	10,355
RaySearch Laboratories AB	121	2,518
Recipharm AB	570	8,113
Resurs Holding AB	415	2,868
Rezidor Hotel Group AB	372	1,501
Saab AB (B Shares)	662	27,034
Sandvik AB	7,599	102,512
Scandic Hotels Group AB (a)	262	2,329
Securitas AB (B Shares)	1,851	29,457
Skandinaviska Enskilda Banken AB (A Shares)	10,211	114,693
Skanska AB (B Shares)	2,636	64,490
SKF AB (B Shares)	2,476	49,819
SkiStar AB	101	1,778
SSAB Svenskt Stal AB:
(A Shares) (a)	2,768	11,373
(B Shares) (a)	1,920	6,460
Starbreeze AB (a)	563	1,036
Svenska Cellulosa AB (SCA) (B Shares)	4,061	122,202
Svenska Handelsbanken AB (A Shares)	10,523	157,095
Sweco AB (B Shares)	371	8,190
Swedbank AB (A Shares)	6,115	154,569
Swedish Match Co. AB	1,042	33,903
Swedish Orphan Biovitrum AB (a)	1,006	12,858
Tele2 AB (B Shares)	2,202	19,422
Telefonaktiebolaget LM Ericsson (B Shares)	21,153	125,191
TeliaSonera AB	15,601	63,285
Thule Group AB	458	7,430
Tobii AB (a)	723	5,331
Trelleborg AB (B Shares)	1,835	38,076
Vitrolife AB	67	3,114
Volvo AB (B Shares)	10,237	130,843
Wallenstam AB (B Shares)	1,238	9,723
Wihlborgs Fastigheter AB	606	11,570

TOTAL SWEDEN		3,086,015

Switzerland - 5.2%
ABB Ltd. (Reg.)	12,351	294,335
Actelion Ltd.	665	173,627
Adecco SA (Reg.)	1,084	77,120
AFG Arbonia-Forster-Holding AG (a)	353	6,082
Allreal Holding AG	74	11,232
APG SGA SA	5	2,274
Aryzta AG	629	17,264
Ascom Holding AG (Reg.)	120	2,007
Autoneum Holding AG	13	3,389
Baloise Holdings AG	398	51,080
Banque Cantonale Vaudoise	24	16,371
Barry Callebaut AG	13	16,027
Basilea Pharmaceutica AG (a)	48	3,500
Bell AG	8	3,371
BKW AG	153	7,723
Bobst Group SA	58	4,232
Bossard Holding AG	30	4,990
Bucher Industries AG	33	8,946
Burckhardt Compression Holding AG	24	7,076
Burkhalter Holding AG	21	2,960
Cembra Money Bank AG	224	16,876
Clariant AG (Reg.)	1,777	33,204
Coca-Cola HBC AG	1,676	38,204
Comet Holding AG	3	2,965
Compagnie Financiere Richemont SA Series A	3,515	273,747
Credit Suisse Group AG	13,631	208,079
Daetwyler Holdings AG	37	5,627
Dufry AG (a)	361	51,329
EFG International	430	2,603
Emmi AG	16	10,009
Ems-Chemie Holding AG	56	28,862
Flughafen Zuerich AG	118	23,146
Forbo Holding AG (Reg.)	6	8,258
Galenica AG	29	31,709
GAM Holding Ltd.	883	8,968
Gategroup Holding AG	79	4,211
Geberit AG (Reg.)	243	103,531
Georg Fischer AG (Reg.)	28	22,990
Givaudan SA	64	115,058
Helvetia Holding AG (Reg.)	43	24,269
Huber+Suhner AG	60	3,735
Implenia AG	208	15,534
INFICON Holding AG	12	5,054
Intershop Holding AG	12	6,075
Julius Baer Group Ltd.	1,479	69,529
Kaba Holding AG (B Shares) (Reg.)	21	16,256
Kardex AG	92	9,204
Komax Holding AG (Reg.)	49	12,850
Kudelski SA (Bearer)	453	8,286
Kuehne & Nagel International AG	461	62,799
Lafargeholcim Ltd. (Reg.)	3,192	170,640
Leonteq AG	74	2,681
Lindt & Spruengli AG	1	64,833
Lindt & Spruengli AG (participation certificate)	5	27,689
Logitech International SA (Reg.)	1,080	30,832
Lonza Group AG	359	65,629
Meyer Burger Technology AG (a)	5,000	3,992
Mobimo Holding AG	25	6,543
Nestle SA	20,447	1,497,977
Novartis AG	14,924	1,101,802
OC Oerlikon Corp. AG (Reg.)	1,083	12,258
Oriflame Holding AG	289	8,762
Orior AG	98	7,933
Panalpina Welttransport Holding AG	199	24,534
Pargesa Holding SA	413	27,400
Partners Group Holding AG	121	60,986
PSP Swiss Property AG	265	23,794
Rieter Holding AG (Reg.)	6	1,139
Roche Holding AG (participation certificate)	4,667	1,105,838
Schindler Holding AG:
(participation certificate)	190	36,097
(Reg.)	182	34,209
Schmolz & Bickenbach AG (a)	6,294	4,198
Schweiter Technologies AG	6	6,767
SFS Group AG	153	13,444
SGS SA (Reg.)	43	90,906
Siegfried Holding AG	122	26,544
Sika AG	15	78,596
Sonova Holding AG Class B	398	52,447
St.Galler Kantonalbank AG	13	5,255
Straumann Holding AG	94	37,807
Sulzer AG (Reg.)	96	10,836
Sunrise Communications Group AG	224	15,133
Swatch Group AG (Bearer)	157	55,451
Swatch Group AG (Bearer) (Reg.)	637	44,417
Swiss Life Holding AG	251	75,867
Swiss Prime Site AG	544	45,244
Swiss Re Ltd.	2,135	198,710
Swisscom AG	157	69,016
Syngenta AG (Switzerland)	618	262,658
Tecan Group AG	75	11,733
Temenos Group AG	384	27,824
u-blox Holding AG	59	10,625
UBS Group AG	24,607	397,124
Valiant Holding AG	89	9,453
Valora Holding AG	26	8,697
VAT Group AG	102	9,741
Vontobel Holdings AG	190	10,628
VZ Holding AG	18	5,412
Ypsomed Holding AG	32	5,911
Zehnder Group AG (a)	53	1,767
Zurich Insurance Group AG	967	278,471
ZZ Holding AG	6	4,814

TOTAL SWITZERLAND		8,127,637

Taiwan - 2.6%
A-DATA Technology Co. Ltd.	1,000	1,674
Accton Technology Corp.	4,000	7,246
Acer, Inc.	22,000	10,157
Advanced Semiconductor Engineering, Inc.	46,000	50,944
Advantech Co. Ltd.	2,000	16,992
AmTRAN Technology Co. Ltd.	4,000	2,879
Asia Cement Corp.	14,000	12,007
Asia Pacific Telecom Co. Ltd. (a)	33,000	10,739
ASUSTeK Computer, Inc.	6,000	52,516
AU Optronics Corp.	58,000	24,136
Bank of Kaohsiung Co. Ltd.	14,728	4,368
Capital Securities Corp.	7,000	2,020
Catcher Technology Co. Ltd.	4,000	32,702
Cathay Financial Holding Co. Ltd.	57,000	86,805
Chang Hwa Commercial Bank	29,240	16,265
Cheng Shin Rubber Industry Co. Ltd.	14,000	27,919
Cheng Uei Precision Industries Co. Ltd.	3,000	3,520
Chicony Electronics Co. Ltd.	12,005	28,367
Chin-Poon Industrial Co. Ltd.	1,000	1,985
China Airlines Ltd.	13,000	3,918
China Bills Finance Corp.	4,000	1,686
China Development Finance Holding Corp.	141,000	36,074
China Life Insurance Co. Ltd.	24,120	23,663
China Motor Co. Ltd.	3,000	2,756
China Petrochemical Development Corp. (a)	7,000	2,514
China Steel Chemical Corp.	1,000	3,927
China Steel Corp.	94,000	76,248
China Synthetic Rubber Corp.	2,000	1,824
Chinatrust Financial Holding Co. Ltd.	122,960	70,172
Chipbond Technology Corp.	3,000	4,362
Chroma ATE, Inc.	1,000	2,626
Chunghwa Telecom Co. Ltd.	25,000	81,949
Clevo Co. Ltd.	2,000	1,767
Compal Electronics, Inc.	24,000	14,504
Compeq Manufacturing Co. Ltd.	6,000	3,203
Coretronic Corp.	2,000	2,190
CTCI Corp.	3,000	4,694
Delta Electronics, Inc.	13,000	72,522
E Ink Holdings, Inc.	3,000	2,385
E.SUN Financial Holdings Co. Ltd.	73,500	43,477
ECLAT Textile Co. Ltd.	1,000	10,420
EGiS Technology, Inc. (a)	1,000	8,432
Elan Microelectronics Corp.	3,000	3,299
Elite Advanced Laser Corp.	1,000	3,992
Elite Material Co. Ltd.	1,000	3,511
eMemory Technology, Inc.	1,000	12,824
Ennoconn Corp.	1,000	14,363
EPISTAR Corp. (a)	7,000	5,274
Eternal Materials Co. Ltd.	9,160	9,970
EVA Airways Corp.	8,150	3,946
Evergreen Marine Corp. (Taiwan) (a)	14,000	5,790
Everlight Electronics Co. Ltd.	1,000	1,568
Far Eastern Department Stores Co. Ltd.	5,000	2,597
Far Eastern International Bank	51,080	15,034
Far Eastern Textile Ltd.	18,000	15,005
Far EasTone Telecommunications Co. Ltd.	9,000	21,468
Farglory Land Development Co. Ltd.	10,000	11,879
Feng Hsin Iron & Steel Co.	2,000	3,071
Feng Tay Enterprise Co. Ltd.	2,120	9,244
Firich Enterprise Co. Ltd.	1,000	1,908
First Financial Holding Co. Ltd.	65,270	36,516
FLEXium Interconnect, Inc.	2,000	5,752
Formosa Chemicals & Fibre Corp.	23,000	71,381
Formosa Petrochemical Corp.	8,000	27,316
Formosa Plastics Corp.	28,000	80,973
Formosa Taffeta Co. Ltd.	3,000	2,895
Foxconn Technology Co. Ltd.	6,010	16,937
Fubon Financial Holding Co. Ltd.	47,000	76,248
Getac Technology Corp.	2,000	2,985
Giant Manufacturing Co. Ltd.	2,000	13,145
Giga-Byte Technology Co. Ltd.	3,000	3,944
GlobalWafers Co. Ltd.	1,000	4,585
Grand Pacific Petrochemical Corp.	3,000	1,957
Grape King Bio Ltd.	1,000	5,723
Great Wall Enterprise Co. Ltd.	2,000	1,847
HannStar Display Corp. (a)	9,000	2,369
Highwealth Construction Corp.	4,000	5,983
HIWIN Technologies Corp.	1,020	5,265
Hon Hai Precision Industry Co. Ltd. (Foxconn)	98,000	262,984
Hota Industrial Manufacturing Co. Ltd.	1,000	4,152
Hotai Motor Co. Ltd.	2,000	22,956
HTC Corp. (a)	4,000	10,170
Hua Nan Financial Holdings Co. Ltd.	39,496	20,830
Huaku Development Co. Ltd.	1,000	1,969
Innolux Corp.	72,000	30,471
International Games Systems Co. Ltd.	1,000	6,605
Inventec Corp.	16,000	12,055
Kenda Rubber Industrial Co. Ltd.	3,060	4,709
King Slide Works Co. Ltd.	1,000	13,353
King Yuan Electronics Co. Ltd.	13,000	11,253
King's Town Bank	4,000	3,668
Kinpo Electronics, Inc.	6,000	2,414
Kinsus Interconnect Technology Corp.	2,000	4,604
LandMark Optoelectronics Corp.	1,000	8,849
Largan Precision Co. Ltd.	1,000	142,672
Lee Chang Yung Chemical Industry Corp.	5,000	7,094
Lien Hwa Industrial Corp.	2,050	1,538
Lite-On Technology Corp.	17,009	25,739
Makalot Industrial Co. Ltd.	1,000	3,719
MediaTek, Inc.	11,000	75,295
Mega Financial Holding Co. Ltd.	76,000	56,774
Mercuries Life Insurance Co. Ltd.	4,000	2,219
Merida Industry Co. Ltd.	1,000	5,210
Merry Electronics Co. Ltd.	1,000	4,168
Micro-Star International Co. Ltd.	5,000	12,119
MiTAC Holdings Corp.	5,000	5,523
Namchow Chemical Industrial Co. Ltd.	1,000	2,055
Nan Ya Plastics Corp.	33,000	77,764
Nankang Rubber Tire Co. Ltd.	2,000	1,898
Nanya Technology Corp.	6,000	9,234
Neo Solar Power Corp. (a)	6,000	3,068
Nien Made Enterprise Co. Ltd.	1,000	9,378
Novatek Microelectronics Corp.	4,000	14,171
OBI Pharma, Inc. (a)	1,000	9,298
Oriental Union Chemical Corp.	4,000	3,552
PChome Online, Inc.	1,000	8,288
Pegatron Corp.	16,000	38,525
PharmaEngine, Inc.	1,000	6,092
PharmaEssentia Corp.	1,000	4,617
Phison Electronics Corp.	1,000	7,919
Pou Chen Corp.	12,000	15,216
Powertech Technology, Inc.	6,000	16,447
Poya International Co. Ltd.	1,000	12,263
President Chain Store Corp.	4,000	29,945
Primax Electronics Ltd.	3,000	4,275
Prince Housing & Development Corp.	6,000	2,010
Qisda Corp.	8,000	4,194
Quanta Computer, Inc.	20,000	40,782
Radiant Opto-Electronics Corp.	5,000	9,073
Realtek Semiconductor Corp.	4,000	13,979
Ruentex Development Co. Ltd. (a)	7,000	8,539
Ruentex Industries Ltd.	2,000	3,706
SerComm Corp.	1,000	2,558
Shin Kong Financial Holding Co. Ltd. (a)	42,000	10,813
Shin Zu Shing Co. Ltd.	1,000	2,844
Shinkong Insurance Co. Ltd.	2,000	1,677
Siliconware Precision Industries Co. Ltd.	13,000	19,900
Simplo Technology Co. Ltd.	1,000	2,998
SINBON Electronics Co. Ltd.	1,000	2,203
Sino-American Silicon Products, Inc.	4,000	5,104
Sinopac Holdings Co.	59,350	17,544
St.Shine Optical Co. Ltd.	1,000	19,012
Standard Foods Corp.	5,110	12,582
Synnex Technology International Corp.	7,100	7,421
Systex Corp.	1,000	1,940
Ta Chen Stainless Pipe Co. Ltd.	4,000	2,328
Taichung Commercial Bank Co. Ltd.	4,068	1,201
TaiMed Biologics, Inc. (a)	1,000	5,146
Tainan Spinning Co. Ltd.	5,000	2,196
Taishin Financial Holdings Co. Ltd.	80,506	30,457
Taishin Financial Holdings Co. Ltd. rights(a)	854	0
Taiwan Business Bank	45,400	11,892
Taiwan Cement Corp.	23,000	26,104
Taiwan Cooperative Financial Holding Co. Ltd.	41,350	18,958
Taiwan Fertilizer Co. Ltd.	11,000	14,354
Taiwan Fire & Marine Insurance Co. Ltd.	3,000	1,823
Taiwan Glass Industry Corp. (a)	2,000	846
Taiwan Hon Chuan Enterprise Co. Ltd.	2,000	3,431
Taiwan Mobile Co. Ltd.	12,000	40,205
Taiwan Paiho Ltd.	1,000	3,055
Taiwan Secom Co.	1,000	2,793
Taiwan Semiconductor Manufacturing Co. Ltd.	165,000	988,114
Taiwan Shin Kong Security Co. Ltd.	2,000	2,549
Taiwan Surface Mounting Technology Co. Ltd.	3,000	2,506
Tatung Co. Ltd. (a)	12,000	6,444
TECO Electric & Machinery Co. Ltd.	8,000	7,233
Ton Yi Industrial Corp.	5,000	2,373
Tong Hsing Electronics Industries Ltd.	1,000	3,799
Tong Yang Industry Co. Ltd.	5,000	9,234
Transcend Information, Inc.	1,000	2,741
Tripod Technology Corp.	2,000	4,893
TSRC Corp.	6,000	6,954
TTY Biopharm Co. Ltd.	1,000	3,270
Tung Ho Steel Enterprise Corp.	3,000	2,044
Tung Thih Electronic Co. Ltd.	1,000	9,426
TXC Corp.	2,000	2,722
Unified-President Enterprises Corp.	33,000	56,604
Unimicron Technology Corp.	3,000	1,183
United Microelectronics Corp.	96,000	35,034
USI Corp.	5,000	2,557
Vanguard International Semiconductor Corp.	5,000	9,025
Voltronic Power Technology Corp.	1,000	13,610
Walsin Lihwa Corp.	18,000	7,012
Walsin Technology Corp.	2,000	2,472
Waterland Financial Holdings Co. Ltd.	17,000	4,535
Wei-Chuan Food Corp. (a)	2,000	1,177
Win Semiconductors Corp.	3,389	10,192
Winbond Electronics Corp.	11,000	4,514
Wistron Corp.	14,089	12,038
Wistron NeWeb Corp.	2,000	5,733
WPG Holding Co. Ltd.	7,000	8,394
WT Microelectronics Co. Ltd.	2,000	2,780
Yageo Corp.	1,000	2,437
Yieh Phui Enterprise Co. (a)	5,000	1,996
Yuanta Financial Holding Co. Ltd.	87,000	34,587
Yuen Foong Yu Paper Manufacturing Co.	4,000	1,398
Yulon Motor Co. Ltd.	12,000	10,599
Yungtay Engineering Co. Ltd.	1,000	1,436

TOTAL TAIWAN		4,053,518

Thailand - 0.5%
Advanced Info Service PCL	2,900	13,134
Advanced Info Service PCL (For. Reg.)	5,700	25,815
Airports of Thailand PCL (For. Reg.)	2,800	33,019
Asia Plus Group Holdings PCL	15,000	1,598
Bangchak Petroleum PCL (For. Reg.)	6,300	6,326
Bangkok Airways PCL	5,500	3,447
Bangkok Bank PCL (For. Reg.)	1,600	8,272
Bangkok Chain Hospital PCL (a)	5,500	2,319
Bangkok Dusit Medical Services PCL (For. Reg.)	20,400	12,900
Bangkok Expressway and Metro PCL	45,500	9,137
Bangkok Land PCL	52,700	2,852
Banpu PCL (For. Reg.)	6,200	3,426
Beauty Community PCL	9,600	3,035
BEC World PCL (For. Reg.)	4,400	2,218
Berli Jucker PCL (For. Reg)	10,000	14,242
BTS Group Holdings PCL	28,400	6,755
Bumrungrad Hospital PCL (For. Reg.)	2,200	11,217
C.P. ALL PCL	4,600	7,927
C.P. ALL PCL (For. Reg.)	30,200	52,043
Carabao Group PCL	1,000	2,143
Central Pattana PCL (For. Reg.)	8,200	13,197
CH. Karnchang PCL	2,700	2,211
Charoen Pokphand Foods PCL	11,100	9,011
Charoen Pokphand Foods PCL (For. Reg.)	14,200	11,527
Chularat Hospital PCL	25,300	2,090
Delta Electronics PCL (For. Reg.)	2,000	4,885
Dynasty Ceramic PCL (For. Reg.)	17,900	2,294
Electricity Generating PCL	1,400	8,055
Electricity Generating PCL (For. Reg.)	500	2,877
Energy Absolute PCL	4,300	3,491
Energy Earth PCL	7,600	983
Esso Thailand PCL (a)	18,200	5,962
Global Power Synergy Public Co. Ltd.	2,000	2,037
Glow Energy PCL	5,800	12,886
Glow Energy PCL (For. Reg.)	2,100	4,666
Group Lease PCL	1,700	2,869
Gunkul Engineering PCL	19,100	2,911
Hana Microelectronics PCL (For. Reg.)	1,400	1,695
Home Product Center PCL (For. Reg.)	30,900	8,758
Indorama Ventures PCL (For. Reg.)	8,300	8,275
IRPC PCL (For. Reg.)	77,300	11,449
Jasmine International Public Co. Ltd.	25,200	6,317
Kasikornbank PCL	4,300	22,965
Kasikornbank PCL (For. Reg.)	8,100	43,260
KCE Electronics PCL	1,100	3,415
Kiatnakin Bank PCL (For. Reg.)	3,600	5,845
Krung Thai Bank PCL (For. Reg.)	17,400	9,417
Krungthai Card PCL (For. Reg.)	500	2,001
Major Cineplex Group PCL (For. Reg.)	1,400	1,286
Minor International PCL (For. Reg.)	12,900	12,769
Muangthai Leasing PCL	2,900	2,334
PTG Energy PCL	6,300	5,025
PTT Exploration and Production PCL (For. Reg.)	11,300	31,543
PTT Global Chemical PCL	6,400	12,351
PTT Global Chemical PCL (For. Reg.)	11,500	22,193
PTT PCL (For. Reg.)	6,500	74,799
Robinsons Department Store PCL (For. Reg.)	3,700	6,113
Siam Cement PCL	800	11,485
Siam Cement PCL (For. Reg.)	2,300	33,019
Siam Commercial Bank PCL (For. Reg.)	12,800	55,054
Siam Global House PCL	4,700	2,477
Sino-Thai Engineering & Construction PCL (For. Reg.)	16,300	11,421
SPCG Public Co. Ltd.	18,900	11,413
Sri Trang Agro-Industry PCL	8,200	5,792
Sri Trang Agro-Industry PCL	6,600	4,662
Srisawad Power 1979 PCL	4,900	5,757
Supalai PCL (For. Reg.)	3,500	2,413
Superblock Public Co. Ltd. (a)	93,600	3,866
Thai Airways International PCL (For. Reg.) (a)	8,100	4,960
Thai Oil PCL (For. Reg.)	5,900	12,058
Thai Union Frozen Products PCL (For. Reg.)	14,700	8,709
Thai Vegetable Oil PCL	1,800	2,102
Thanachart Capital PCL (For. Reg.)	7,300	9,877
TISCO Financial Group PCL	1,400	2,433
TMB PCL (For. Reg.)	133,300	8,885
True Corp. PCL (For. Reg.)	53,400	9,963
TThai Tap Water Supply PCL	5,000	1,524
Vibhavadi Medical Center PCL	86,900	7,921
WHA Corp. PCL (a)	25,000	2,279

TOTAL THAILAND		823,657

Turkey - 0.2%
Akbank T.A.S.	14,839	33,035
Akcansa Cimento A/S	294	1,105
Albaraka Turk Katilim Bankasi A/S	3,589	1,160
Anadolu Efes Biracilik Ve Malt Sanayii A/S	1,620	9,102
Anadolu Sigoria	2,500	1,471
Arcelik A/S	1,283	7,773
Aygaz A/S	428	1,446
Bim Birlesik Magazalar A/S JSC	1,655	23,620
Cimsa Cimento Sanayi Ve Ticaret A/S	254	1,196
Coca-Cola Icecek Sanayi A/S	764	7,820
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	12,803	10,417
Eregli Demir ve Celik Fabrikalari T.A.S.	8,330	12,827
Ford Otomotiv Sanayi A/S	373	3,452
Haci Omer Sabanci Holding A/S	12,344	32,650
Koc Holding A/S	5,515	22,202
NET Holding A/S (a)	1,018	742
Petkim Petrokimya Holding A/S	2,912	3,249
Soda Sanayii AS	1,067	1,668
TAV Havalimanlari Holding A/S	1,121	4,614
Tekfen Holding A/S	626	1,251
Tofas Turk Otomobil Fabrikasi A/S	1,179	8,137
Tupras Turkiye Petrol Rafinelleri A/S	1,001	21,741
Turk Hava Yollari AO (a)	3,675	5,396
Turk Sise ve Cam Fabrikalari A/S	3,400	3,640
Turk Telekomunikasyon A/S	1,970	2,939
Turkcell Iletisim Hizmet A/S	4,837	14,537
Turkiye Garanti Bankasi A/S	15,427	34,017
Turkiye Halk Bankasi A/S	4,032	12,000
Turkiye Is Bankasi A/S Series C	9,961	15,734
Turkiye Sinai Kalkinma Bankasi A/S	3,481	1,329
Turkiye Vakiflar Bankasi TAO	9,319	12,127
Ulker Biskuvi Sanayi A/S	814	3,926
Yapi ve Kredi Bankasi A/S (a)	5,922	6,011

TOTAL TURKEY		322,334

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC (a)	15,233	29,612
Air Arabia PJSC (a)	25,938	9,746
Aldar Properties PJSC (a)	23,495	16,376
Arabtec Holding Co. (a)	9,610	3,532
Dana Gas PJSC (a)	48,405	7,117
DP World Ltd.	1,065	20,129
Dubai Financial Market PJSC (a)	2,834	995
Dubai Islamic Bank Pakistan Ltd. (a)	8,081	13,091
Dubai Parks and Resorts PJSC (a)	19,562	6,391
Emaar Malls Group PJSC (a)	11,389	7,845
Emaar Properties PJSC	27,573	55,778
Emirates Telecommunications Corp.	10,832	52,790
Eshraq Properties Co. PJSC (a)	6,866	2,206
First Gulf Bank PJSC	6,941	24,473
National Bank of Abu Dhabi PJSC (a)	3,517	9,959
Orascom Construction Ltd. (a)	364	1,900
Waha Capital PJSC (a)	6,006	3,745

TOTAL UNITED ARAB EMIRATES		265,685

United Kingdom - 10.4%
3i Group PLC	6,869	60,488
AA PLC	3,633	11,147
Abcam PLC	1,122	11,553
Aberdeen Asset Management PLC	5,947	19,681
Acacia Mining PLC	1,147	6,212
Admiral Group PLC	1,318	29,447
Advanced Medical Solutions Group PLC	2,018	5,077
Aggreko PLC	1,696	21,485
Aldermore Group PLC (a)	1,587	4,372
Allied Minds PLC (a)	1,364	6,831
Amec Foster Wheeler PLC	2,279	12,669
Amerisur Resources PLC (a)	9,213	2,984
Anglo American PLC (United Kingdom) (a)	9,693	165,592
Antofagasta PLC	2,619	27,511
AO World PLC (a)	1,982	3,987
Arrow Global Group PLC	1,312	5,117
Ashmore Group PLC	2,112	8,236
Ashtead Group PLC	3,701	74,773
ASOS PLC (a)	345	22,855
Associated British Foods PLC	2,470	74,139
Assura PLC	10,902	7,132
AstraZeneca PLC (United Kingdom)	8,570	454,802
Auto Trader Group PLC	6,604	33,231
Aveva Group PLC	421	10,100
Aviva PLC	27,227	163,931
Babcock International Group PLC	1,828	20,536
BAE Systems PLC	21,452	157,558
Balfour Beatty PLC	6,296	20,474
Barclays PLC	115,222	319,778
Barratt Developments PLC	6,501	39,068
BBA Aviation PLC	7,095	24,947
Beazley PLC	3,378	17,236
Bellway PLC	881	27,530
Berendsen PLC	1,043	10,923
Berkeley Group Holdings PLC	851	29,976
BGEO Group PLC	244	9,086
BHP Billiton PLC	14,417	262,935
Big Yellow Group PLC	1,061	9,183
Bodycote PLC	1,349	11,302
Booker Group PLC	11,872	30,437
Bovis Homes Group PLC	712	7,394
BP PLC	125,327	748,520
Brewin Dolphin Holding PLC	1,744	6,869
British American Tobacco PLC (United Kingdom)	12,262	756,908
British Land Co. PLC	7,562	55,461
Britvic PLC	2,151	16,926
BT Group PLC	56,375	215,490
BTG PLC (a)	3,077	20,690
Bunzl PLC	2,168	56,974
Burberry Group PLC	3,136	64,699
Cairn Energy PLC (a)	3,087	8,808
Capita Group PLC	4,263	26,841
Capital & Counties Properties PLC	4,936	16,890
Card Factory PLC	3,004	9,436
Carillion PLC	3,375	9,150
Carnival PLC	1,340	71,688
Carphone Warehouse Group PLC	8,851	35,174
Centrica PLC	37,672	106,299
Chemring Group PLC (a)	2,817	6,804
Chesnara PLC	1,100	4,982
Cineworld Group PLC	1,363	10,519
Clinigen Group PLC	703	6,969
Close Brothers Group PLC	781	14,246
Cobham PLC	10,805	18,432
Coca-Cola European Partners PLC	1,394	48,079
Compass Group PLC	10,910	194,166
Conviviality PLC	806	2,560
Costain Group PLC	205	952
Countrywide PLC	278	613
Crest Nicholson PLC	1,287	8,192
Croda International PLC	874	36,811
CVS Group PLC	537	7,019
CYBG PLC	5,862	19,889
Daily Mail & General Trust PLC Class A	2,076	18,098
Dairy Crest Group PLC	754	5,649
Dart Group PLC	677	4,344
De La Rue PLC	885	6,563
Debenhams PLC	6,367	4,209
Derwent London PLC	666	20,669
Diageo PLC	16,695	463,752
Dialog Semiconductor PLC (a)	503	23,321
Dignity PLC	316	9,720
Diploma PLC	793	10,126
Direct Line Insurance Group PLC	8,576	38,300
Domino's Pizza UK & IRL PLC	2,894	13,190
Drax Group PLC	2,207	10,284
DS Smith PLC	6,308	35,154
Dunelm Group PLC	393	3,362
easyJet PLC	1,094	13,074
Electrocomponents PLC	2,701	16,473
Elementis PLC	2,858	9,632
EMIS Group PLC	1,676	18,607
Empiric Student Property PLC	4,194	5,698
EnQuest PLC (a)	7,561	4,280
Enterprise Inns PLC (a)	1,931	3,219
Equiniti Group PLC	1,356	3,198
Essentra PLC	1,859	9,574
esure Group PLC	2,290	5,796
Evraz PLC (a)	2,002	5,616
Faroe Petroleum PLC (a)	2,833	3,582
Fenner PLC	1,802	7,135
Ferrexpo PLC (a)	1,597	3,054
Fever-Tree Drinks PLC	535	8,500
Firstgroup PLC (a)	7,334	9,586
Foxtons Group PLC	612	747
Fresnillo PLC	1,243	22,720
G4S PLC (United Kingdom)	9,856	31,642
Galliford Try PLC	458	7,772
Genus PLC	427	9,223
GKN PLC	10,671	46,267
GlaxoSmithKline PLC	31,774	614,033
Gocompare.com Group PLC (a)	899	964
Grainger Trust PLC	3,151	9,450
Great Portland Estates PLC	2,066	16,101
Greene King PLC	2,455	21,032
Greggs PLC	438	5,356
Halfords Group PLC	903	4,112
Halma PLC	2,414	28,091
Hammerson PLC	5,111	35,138
Hansteen Holdings PLC	4,785	6,621
Hargreaves Lansdown PLC	1,655	28,169
Hastings Group Holdings PLC	766	2,164
Hays PLC	9,203	17,644
Helical Bar PLC	267	988
Hikma Pharmaceuticals PLC	958	21,982
Hochschild Mining PLC	1,221	3,786
HomeServe PLC	1,623	12,199
Hostelworld Group PLC	1,535	3,978
Howden Joinery Group PLC	4,250	20,178
HSBC Holdings PLC (United Kingdom)	132,655	1,131,670
Hunting PLC	728	5,087
Hurricane Energy PLC (a)	3,825	2,286
Ibstock PLC	1,734	4,075
IG Group Holdings PLC	2,587	17,346
Imagination Technologies Group PLC (a)	1,162	3,490
IMI PLC	1,994	29,249
Imperial Tobacco Group PLC	6,431	297,193
Inchcape PLC	2,247	20,282
Indivior PLC	4,779	17,765
Informa PLC	6,090	49,951
Inmarsat PLC	2,718	20,789
InterContinental Hotel Group PLC	1,314	60,831
Intermediate Capital Group PLC	1,920	16,726
International Personal Finance PLC	833	1,829
Interserve PLC	750	3,055
Intertek Group PLC	1,101	46,981
Intu Properties PLC	9,527	32,395
Investec PLC	4,342	30,670
iomart Group PLC	1,226	4,858
ITE Group PLC	2,302	4,518
ITV PLC	27,272	69,714
J Sainsbury PLC	10,777	34,965
J.D. Weatherspoon PLC	282	3,324
John David Group PLC	1,774	7,751
John Laing Group PLC	2,462	8,186
John Menzies PLC	927	6,962
John Wood Group PLC	2,247	23,688
Johnson Matthey PLC	1,200	49,077
JRP Group PLC	3,701	6,793
Jupiter Fund Management PLC	3,728	18,830
Just Eat Holding Ltd. (a)	3,238	21,976
Kazakhmys PLC (a)	1,468	8,685
Kcom Group PLC	2,273	2,559
Keller Group PLC	320	3,273
Kier Group PLC	690	11,979
Kingfisher PLC	17,021	72,217
Ladbrokes PLC	7,392	11,103
Laird PLC	1,011	2,108
Land Securities Group PLC	5,805	72,589
Legal & General Group PLC	41,086	121,411
Lloyds Banking Group PLC	433,237	355,342
London Stock Exchange Group PLC	2,166	86,404
Londonmetric Properity PLC	4,361	8,098
Lonmin PLC (a)	1,093	1,750
Lookers PLC	2,630	4,119
Man Group PLC	12,231	20,464
Marks & Spencer Group PLC	10,224	43,336
Marshalls PLC	854	3,105
Mediclinic International PLC	2,850	28,145
Meggitt PLC	6,592	34,655
Melrose Industries PLC	11,301	27,758
Merlin Entertainments PLC	4,401	26,414
Metro Bank PLC	396	16,584
Micro Focus International PLC	1,510	40,746
Mitchells & Butlers PLC	1,701	5,705
Mitie Group PLC	3,729	9,415
Mondi PLC	2,659	58,571
Moneysupermarket.com Group PLC	3,169	13,136
Morgan Advanced Materials PLC	2,284	8,654
N Brown Group PLC	356	979
National Express Group PLC Class L	2,937	12,499
National Grid PLC	24,244	283,975
NewRiver REIT PLC	1,623	6,411
NEX Group PLC	2,117	15,300
Next PLC	1,034	49,820
Northgate PLC	727	4,651
Nostrum Oil & Gas LP (a)	410	2,432
Ocado Group PLC (a)	2,922	9,168
Old Mutual PLC	34,141	89,206
OneSavings Bank PLC	947	4,035
Ophir Energy PLC (a)	3,379	3,974
Oxford Instruments PLC	615	5,466
P2P Global Investments PLC	446	4,388
Pagegroup PLC	1,732	9,400
Paragon Group of Companies PLC	2,300	11,684
Pearson PLC	5,825	45,412
Pennon Group PLC	2,635	26,287
Persimmon PLC	1,974	47,903
Pets At Home Group PLC	3,648	9,178
Polypipe Group PLC	917	3,899
Premier Foods PLC (a)	1,466	733
Premier Oil PLC (a)	4,370	4,618
Primary Health Properties PLC	4,020	5,361
Provident Financial PLC	1,010	34,623
Prudential PLC	17,272	334,710
PZ Cussons PLC Class L	2,946	11,285
QinetiQ Group PLC	8,984	29,803
Rank Group PLC	996	2,490
Reckitt Benckiser Group PLC	4,159	356,866
Redde PLC	3,192	6,646
Redrow PLC	1,426	7,974
RELX PLC	7,556	135,263
Renishaw PLC	236	8,461
Rentokil Initial PLC	12,624	36,288
Restore PLC	844	3,913
Rightmove PLC	683	34,540
Rio Tinto PLC	8,366	370,639
Rolls-Royce Holdings PLC	12,780	107,641
Rotork PLC	5,537	17,790
Royal Bank of Scotland Group PLC (a)	25,401	71,160
Royal Dutch Shell PLC:
Class A (United Kingdom)	26,151	709,259
Class B (United Kingdom)	27,515	777,146
Royal Mail PLC	7,650	39,611
RPC Group PLC	2,178	29,345
RPS Group PLC	1,810	5,180
RSA Insurance Group PLC	6,310	45,524
Safestore Holdings PLC	1,409	6,560
Saga PLC	9,584	22,281
Sage Group PLC	7,161	55,222
Savills PLC	882	8,605
Scapa Group PLC	1,190	4,884
Schroders PLC	820	30,266
Scottish & Southern Energy PLC	6,477	121,759
Segro PLC	5,501	31,937
Senior Engineering Group PLC	3,575	8,900
Serco Group PLC (a)	6,984	12,652
Severn Trent PLC	1,744	49,803
Shaftesbury PLC	1,542	17,003
Shanks Group PLC	2,867	3,426
Shawbrook Group PLC (a)	369	1,161
SIG PLC	3,896	5,038
Sirius Minerals PLC (a)	19,772	4,539
SKY PLC	7,048	88,753
Smith & Nephew PLC	6,167	92,256
Smiths Group PLC	2,492	47,055
SOCO International PLC	500	967
Softcat PLC	396	1,547
Sophos Group PLC	1,228	4,236
Sound Energy PLC (a)	2,002	1,807
Spectris PLC	775	23,565
Spirax-Sarco Engineering PLC	488	26,429
Spire Healthcare Group PLC	1,413	5,557
Spirent Communications PLC	1,005	1,230
Sports Direct International PLC (a)	2,158	7,710
SSP Group PLC	3,665	18,023
St. James's Place Capital PLC	3,338	44,973
St. Modwen Properties PLC	1,476	5,918
Stagecoach Group PLC	2,768	7,285
Standard Chartered PLC (United Kingdom) (a)	22,415	218,281
Standard Life PLC	14,700	63,929
Stock Spirits Group PLC	438	975
SuperGroup PLC	325	6,125
SVG Capital PLC (a)	878	7,848
Synthomer PLC	1,784	10,117
TalkTalk Telecom Group PLC	3,322	6,540
Tate & Lyle PLC	3,177	26,798
Taylor Wimpey PLC	21,089	44,332
Ted Baker PLC	121	4,326
Telecom Plus PLC	490	7,496
Tesco PLC (a)	56,108	137,833
The Go-Ahead Group PLC	294	8,296
The Restaurant Group PLC	884	3,258
The Weir Group PLC	1,378	34,757
Thomas Cook Group PLC	11,295	12,376
TORM PLC	167	1,564
Travis Perkins PLC	1,417	25,901
Tritax Big Box REIT PLC	6,041	10,518
Tullett Prebon PLC	3,738	21,852
Tullow Oil PLC (a)	6,230	23,065
Ultra Electronics Holdings PLC	411	9,550
Unilever PLC	8,536	345,758
Unite Group PLC	1,314	9,695
United Utilities Group PLC	4,175	48,162
Vectura Group PLC (a)	4,191	6,870
Vedanta Resources PLC	611	8,040
Vesuvius PLC	1,574	9,350
Victrex PLC	486	11,616
Virgin Money Holdings Uk PLC	1,609	6,305
Vodafone Group PLC	176,995	433,555
WH Smith PLC	782	16,035
Whitbread PLC	1,320	65,177
William Hill PLC	5,225	17,018
WM Morrison Supermarkets PLC	13,568	40,299
Wolverhampton & Dudley Breweries PLC	2,485	4,117
Workspace Group PLC	723	6,867
Worldpay Group PLC	11,335	40,892
WS Atkins PLC	481	8,840
Xaar PLC	189	949
Zoopla Property Group PLC	969	4,464

TOTAL UNITED KINGDOM		16,127,559

United States of America - 0.1%
Sohu.com, Inc. (a)	164	6,506
Southern Copper Corp.	612	23,476
Yum China Holdings, Inc. (a)	3,040	83,539

TOTAL UNITED STATES OF AMERICA		113,521

TOTAL COMMON STOCKS
(Cost $133,970,472)		138,016,191

Nonconvertible Preferred Stocks - 1.3%
Brazil - 0.6%
Alpargatas SA (PN)	900	2,968
Banco Bradesco SA (PN)	18,800	195,094
Banco do Estado Rio Grande do Sul SA	1,700	8,497
Bradespar SA (PN)	1,700	11,221
Braskem SA (PN-A)	900	9,294
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) (a)	1,000	7,842
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	1,100	20,226
Companhia de Saneamento do Parana	2,100	9,397
Companhia Energetica de Minas Gerais (CEMIG) (PN) (a)	4,900	14,213
Companhia Energetica de Sao Paulo Series B	1,900	10,492
Companhia Paranaense de Energia-Copel (PN-B)	400	4,081
Eletropaulo Metropolitana SA (PN-B)	1,200	4,490
Gerdau SA (PN)	5,200	20,133
Itau Unibanco Holding SA	21,820	257,871
Itausa-Investimentos Itau SA (PN)	24,000	70,680
Lojas Americanas SA (PN)	2,700	14,335
Marcopolo SA (PN)	1,000	914
Metalurgica Gerdau SA (PN) (a)	2,900	5,172
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (a)	26,100	124,408
Suzano Papel e Celulose SA	2,700	11,482
Telefonica Brasil SA	2,700	39,989
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.) (a)	4,300	7,164
Vale SA (PN-A)	14,700	142,517

TOTAL BRAZIL		992,480

Chile - 0.0%
Embotelladora Andina SA Class B	5,542	19,975
Sociedad Quimica y Minera de Chile SA (PN-B)	748	24,137

TOTAL CHILE		44,112

Colombia - 0.1%
Bancolombia SA (PN)	3,726	35,110
Grupo Aval Acciones y Valores SA	23,971	9,794
Grupo de Inversiones Suramerica SA	1,213	15,768

TOTAL COLOMBIA		60,672

Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	409	30,619
Draegerwerk AG & Co. KGaA (non-vtg.)	26	2,278
Fuchs Petrolub AG	410	18,717
Henkel AG & Co. KGaA	1,192	145,018
Jungheinrich AG	469	14,406
Porsche Automobil Holding SE (Germany)	1,217	72,913
Sartorius AG (non-vtg.)	278	19,507
Sto SE & Co. KGaA	28	2,850
Volkswagen AG	1,289	200,233

TOTAL GERMANY		506,541

Italy - 0.0%
Danieli & C. Officine Meccaniche SpA	292	4,665
Telecom Italia SpA (Risparmio Shares)	41,006	29,282

TOTAL ITALY		33,947

Korea (South) - 0.2%
AMOREPACIFIC Corp.	55	8,573
Daishin Securities Co. Ltd.	205	1,337
Hyundai Motor Co.	129	10,429
Hyundai Motor Co. Series 2	413	34,392
LG Chemical Ltd.	55	8,167
LG Household & Health Care Ltd.	31	14,240
Samsung Electronics Co. Ltd.	130	177,339

TOTAL KOREA (SOUTH)		254,477

Panama - 0.0%
Avianca Holdings SA	1,835	1,936
Russia - 0.1%
AK Transneft OAO (a)	12	40,745
Surgutneftegas OJSC (a)	55,404	31,636

TOTAL RUSSIA		72,381

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $1,728,209)		1,966,546
	Principal Amount	Value

Government Obligations - 0.4%
United States of America - 0.4%
U.S. Treasury Bills, yield at date of purchase 0.44% to 0.72% 3/9/17 to 10/12/17 (Cost $618,376)(c)	620,000	618,398
	Shares	Value

Money Market Funds - 8.8%
Fidelity Cash Central Fund, 0.62% (d)
(Cost $13,694,485)	13,691,532	13,694,270
TOTAL INVESTMENT PORTFOLIO - 99.0%
(Cost $150,011,542)		154,295,405
NET OTHER ASSETS (LIABILITIES) - 1.0%		1,552,374
NET ASSETS - 100%		$155,847,779

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
127 ICE E-mini MSCI EAFE Index Contracts (United States)	March 2017	10,975,340	$7,669
81 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	March 2017	3,706,155	37,608
8 TME S&P/TSX 60 Index Contracts (Canada)	March 2017	1,115,727	(6,761)
TOTAL FUTURES CONTRACTS			$38,516

The face value of futures purchased as a percentage of Net Assets is 10.1%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,108 or 0.0% of net assets.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $618,398.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,255
Total	$11,255

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$16,561,007	$11,709,142	$4,851,865	$--
Consumer Staples	12,980,300	7,769,464	5,210,836	--
Energy	9,113,097	4,647,259	4,465,492	346
Financials	30,663,953	19,780,605	10,879,702	3,646
Health Care	10,988,837	4,473,720	6,515,117	--
Industrials	17,984,977	14,880,348	3,104,629	--
Information Technology	13,567,189	9,226,027	4,341,162	--
Materials	12,222,698	9,647,986	2,574,712	--
Real Estate	5,957,045	4,552,087	1,401,707	3,251
Telecommunication Services	5,701,242	1,886,687	3,814,555	--
Utilities	4,242,392	2,724,379	1,518,013	--
Government Obligations	618,398	--	618,398	--
Money Market Funds	13,694,270	13,694,270	--	--
Total Investments in Securities:	$154,295,405	$104,991,974	$49,296,188	$7,243
Derivative Instruments:
Assets
Futures Contracts	$45,277	$45,277	$--	$--
Total Assets	$45,277	$45,277	$--	$--
Liabilities
Futures Contracts	$(6,761)	$(6,761)	$--	$--
Total Liabilities	$(6,761)	$(6,761)	$--	$--
Total Derivative Instruments:	$38,516	$38,516	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$4,320,227
Level 2 to Level 1	$885,861

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $149,940,264. Net unrealized appreciation aggregated $4,355,141, of which $7,844,672 related to appreciated investment securities and $3,489,531 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 31, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 31, 2017